UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Cherika N. Latham, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

March 31, 2014

(Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Flexible Income Fund		GFLZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Real Assets Fund		GRAZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Natural Resources Equity Fund		GNRZX

GuideStone Funds

24374 05/14

Well Done…good and faithful servant. MATTHEW 25:21

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:

ADR	—	American Depositary Receipt
AGM	—	Assured Guaranty Municipal Corporation
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMBS	—	Commercial Mortgage-Backed Securities
CONV	—	Convertible
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
IO	—	Interest Only (Principal amount shown is notional)
KLIBOR	—	Kuala Lumpur Interbank Offer Rate
KORIBOR	—	Korea Interbank Offer Rate
KRW-CD KDSA	—	Korean Won-Certificates of Deposit-Korean Securities Dealers Association
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
VVPR	—	Voter Verified Paper Record
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2014, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$22,803,853	1.72%
Low-Duration Bond	149,871,961	17.63
Medium-Duration Bond	64,641,872	7.83
Extended-Duration Bond	23,041,761	8.09
Global Bond	63,579,139	17.04
Defensive Market Strategies	27,148,823	5.28
Small Cap Equity	1	—

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of March 31, 2014.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value. As of March 31, 2014, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$4,310,564	0.51%
Medium-Duration Bond	2,932,843	0.36
Global Bond	295,278	0.08
Defensive Market Strategies	364,608	0.07
Equity Index	—	—
Small Cap Equity	251	—
International Equity	117,287	0.01
Emerging Markets Equity	22,752	0.01
Real Estate Securities	804,486	0.34
Global Natural Resources Equity	218,668	0.08

2

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRL).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

ADV	—	Counterparty to contract is Advantage Investments.
AD	—	Counterparty to contract is Advest.
ANZ	—	Counterparty to contract is Australia and New Zealand Banking Group.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIG	—	Counterparty to contract is Citigroup.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WDR	—	Counterparty to contract is Warburg Dillion Reed.
WEST	—	Counterparty to contract is Westpac Pollock.

3

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INDEX DEFINITIONS:

The CMBX Indexes are a group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.

The Dow Jones CDX Indexes are a series of indices that track North American and emerging market credit derivative indexes. This family of indices comprises a basket of credit derivatives that are representative of certain segments such as North American investment grade credit derivatives (NA.IG), high yield (NA.HY), and emerging markets (NA.EM).

The iTraxx Indexes are a group of international credit derivative indices that are monitored by the International Index Company (IIC). iTraxx indices cover credit derivatives markets in Europe, Asia and Australia.

4

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	1,824,106	$1,824,106
GuideStone Low-Duration Bond Fund (GS4 Class)¥	2,159,480	28,872,251
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	655,389	9,404,829
GuideStone Global Bond Fund (GS4 Class)¥	230,614	2,370,716
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	835,484	9,858,716
GuideStone Value Equity Fund (GS4 Class)¥	217,851	4,681,622
GuideStone Growth Equity Fund (GS4 Class)¥	198,206	4,546,836
GuideStone Small Cap Equity Fund (GS4 Class)¥	59,598	1,094,810
GuideStone International Equity Fund (GS4 Class)¥	353,613	5,410,282
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	152,655	1,486,864
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	993,991	10,267,926
GuideStone Flexible Income Fund (GS4 Class)¥	429,834	4,319,835
GuideStone Real Estate Securities Fund (GS4 Class)¥	87,231	845,269
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	169,969	1,745,583
Credit Suisse Commodity Return Strategy Fund*	232,564	1,783,769

Total Mutual Funds (Cost $84,316,609)		88,513,414

TOTAL INVESTMENTS — 99.9% (Cost $84,316,609)		88,513,414
Other Assets in Excess of Liabilities — 0.1%		59,773

NET ASSETS — 100.0%		$88,573,187

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$88,513,414	$88,513,414	$—	$—

Total Assets — Investments in Securities	$88,513,414	$88,513,414	$—	$—

Other Financial Instruments***
Futures Contracts	$7,072	$7,072	$—	$—

Total Assets — Other Financial Instruments	$7,072	$7,072	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	5

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	7,963,153	$7,963,153
GuideStone Low-Duration Bond Fund (GS4 Class)¥	3,812,896	50,978,420
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	3,713,507	53,288,821
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	438,454	7,594,024
GuideStone Global Bond Fund (GS4 Class)¥	1,998,249	20,541,997
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	7,033,663	82,997,218
GuideStone Value Equity Fund (GS4 Class)¥	1,753,852	37,690,272
GuideStone Growth Equity Fund (GS4 Class)¥	1,623,662	37,246,817
GuideStone Small Cap Equity Fund (GS4 Class)¥	543,366	9,981,631
GuideStone International Equity Fund (GS4 Class)¥	2,890,312	44,221,768
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	1,254,514	12,218,971
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	4,425,874	45,719,281
GuideStone Flexible Income Fund (GS4 Class)¥	1,769,469	17,783,161
GuideStone Real Estate Securities Fund (GS4 Class)¥	931,983	9,030,914
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	1,015,658	10,430,804
Credit Suisse Commodity Return Strategy Fund*	1,306,830	10,023,384

Total Mutual Funds (Cost $408,381,327)		457,710,636

TOTAL INVESTMENTS — 99.9% (Cost $408,381,327)		457,710,636
Other Assets in Excess of Liabilities — 0.1%		239,387

NET ASSETS — 100.0%		$457,950,023

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$457,710,636	$457,710,636	$—	$—

Total Assets — Investments in Securities	$457,710,636	$457,710,636	$—	$—

Other Financial Instruments***
Futures Contracts	$62,924	$62,924	$—	$—

Total Assets — Other Financial Instruments	$62,924	$62,924	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

6	See Notes to Schedules of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	8,754,576	$8,754,576
GuideStone Low-Duration Bond Fund (GS4 Class)¥	2,325,620	31,093,539
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	3,840,400	55,109,740
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	817,646	14,161,632
GuideStone Global Bond Fund (GS4 Class)¥	3,662,563	37,651,149
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	8,372,480	98,795,264
GuideStone Value Equity Fund (GS4 Class)¥	3,154,886	67,798,502
GuideStone Growth Equity Fund (GS4 Class)¥	2,928,678	67,183,875
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,064,929	19,562,749
GuideStone International Equity Fund (GS4 Class)¥	5,337,838	81,668,923
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	2,256,619	21,979,465
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,748,096	18,057,833
GuideStone Flexible Income Fund (GS4 Class)¥	602,713	6,057,265
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,738,706	16,848,058
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	1,663,103	17,080,068
Credit Suisse Commodity Return Strategy Fund*	2,279,188	17,481,371

Total Mutual Funds (Cost $508,536,229)		579,284,009

TOTAL INVESTMENTS — 99.9% (Cost $508,536,229)		579,284,009
Other Assets in Excess of Liabilities — 0.1%		379,362

NET ASSETS — 100.0%		$579,663,371

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$579,284,009	$579,284,009	$—	$—

Total Assets — Investments in Securities	$579,284,009	$579,284,009	$—	$—

Other Financial Instruments***
Futures Contracts	$84,453	$84,453	$—	$—

Total Assets — Other Financial Instruments	$84,453	$84,453	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	7

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	6,681,091	$6,681,091
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	673,092	9,658,864
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	530,135	9,181,936
GuideStone Global Bond Fund (GS4 Class)¥	2,388,147	24,550,155
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	94,505	1,115,161
GuideStone Value Equity Fund (GS4 Class)¥	2,771,312	59,555,502
GuideStone Growth Equity Fund (GS4 Class)¥	2,483,449	56,970,330
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,072,932	19,709,762
GuideStone International Equity Fund (GS4 Class)¥	4,799,864	73,437,924
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	2,048,036	19,947,872
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,047,442	10,149,714
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	948,126	9,737,255
Credit Suisse Commodity Return Strategy Fund*	1,346,377	10,326,711

Total Mutual Funds (Cost $266,089,296)		311,022,277

TOTAL INVESTMENTS — 99.9% (Cost $266,089,296)		311,022,277
Other Assets in Excess of Liabilities — 0.1%		318,894

NET ASSETS — 100.0%		$311,341,171

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$311,022,277	$311,022,277	$—	$—

Total Assets — Investments in Securities	$311,022,277	$311,022,277	$—	$—

Other Financial Instruments***
Futures Contracts	$92,311	$92,311	$—	$—

Total Assets — Other Financial Instruments	$92,311	$92,311	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

8	See Notes to Schedules of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	5,021,395	$5,021,395
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	129,164	2,237,129
GuideStone Global Bond Fund (GS4 Class)¥	1,172,412	12,052,397
GuideStone Value Equity Fund (GS4 Class)¥	2,177,353	46,791,306
GuideStone Growth Equity Fund (GS4 Class)¥	1,920,315	44,052,025
GuideStone Small Cap Equity Fund (GS4 Class)¥	911,941	16,752,361
GuideStone International Equity Fund (GS4 Class)¥	3,802,364	58,176,171
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	1,640,358	15,977,082
GuideStone Real Estate Securities Fund (GS4 Class)¥	748,845	7,256,305
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	687,175	7,057,288
Credit Suisse Commodity Return Strategy Fund*	971,961	7,454,942

Total Mutual Funds (Cost $189,531,836)		222,828,401

TOTAL INVESTMENTS — 99.9% (Cost $189,531,836)		222,828,401
Other Assets in Excess of Liabilities — 0.1%		244,390

NET ASSETS — 100.0%		$223,072,791

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$222,828,401	$222,828,401	$—	$—

Total Assets — Investments in Securities	$222,828,401	$222,828,401	$—	$—

Other Financial Instruments***
Futures Contracts	$77,088	$77,088	$—	$—

Total Assets — Other Financial Instruments	$77,088	$77,088	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	9

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	413,014	$413,014
GuideStone Global Bond Fund (GS4 Class)¥	87,620	900,730
GuideStone Value Equity Fund (GS4 Class)¥	180,005	3,868,311
GuideStone Growth Equity Fund (GS4 Class)¥	166,014	3,808,355
GuideStone Small Cap Equity Fund (GS4 Class)¥	79,038	1,451,937
GuideStone International Equity Fund (GS4 Class)¥	320,788	4,908,062
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	136,648	1,330,948
GuideStone Real Estate Securities Fund (GS4 Class)¥	62,508	605,703
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	58,317	598,920
Credit Suisse Commodity Return Strategy Fund*	80,238	615,424

Total Mutual Funds (Cost $17,280,801)		18,501,404

TOTAL INVESTMENTS — 99.8% (Cost $17,280,801)		18,501,404
Other Assets in Excess of Liabilities — 0.2%		32,639

NET ASSETS — 100.0%		$18,534,043

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$18,501,404	$18,501,404	$—	$—

Total Assets — Investments in Securities	$18,501,404	$18,501,404	$—	$—

Other Financial Instruments***
Futures Contracts	$4,970	$4,970	$—	$—

Total Assets — Other Financial Instruments	$4,970	$4,970	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

10	See Notes to Schedules of Investments.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	4,156,117	$4,156,117
GuideStone Low-Duration Bond Fund (GS4 Class)¥	13,578,446	181,543,826
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	2,039,254	24,063,202
GuideStone Value Equity Fund (GS4 Class)¥	500,674	10,759,489
GuideStone Growth Equity Fund (GS4 Class)¥	474,284	10,880,065
GuideStone Small Cap Equity Fund (GS4 Class)¥	128,101	2,353,222
GuideStone International Equity Fund (GS4 Class)¥	820,966	12,560,776
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	360,297	3,509,291
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,605,815	37,248,066
GuideStone Flexible Income Fund (GS4 Class)¥	1,371,394	13,782,510
GuideStone Real Estate Securities Fund (GS4 Class)¥	363,810	3,525,318
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	1,399,180	14,369,575

Total Mutual Funds (Cost $300,735,371)		318,751,457

TOTAL INVESTMENTS — 100.0% (Cost $300,735,371)		318,751,457
Other Assets in Excess of Liabilities — 0.0%		33,557

NET ASSETS — 100.0%		$318,785,014

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$318,751,457	$318,751,457	$—	$—

Total Assets — Investments in Securities	$318,751,457	$318,751,457	$—	$—

Other Financial Instruments***
Futures Contracts	$13,569	$13,569	$—	$—

Total Assets — Other Financial Instruments	$13,569	$13,569	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	11

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	26,490,193	$26,490,193
GuideStone Low-Duration Bond Fund (GS4 Class)¥	11,364,150	151,938,691
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	14,338,584	205,758,678
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	3,066,080	53,104,513
GuideStone Global Bond Fund (GS4 Class)¥	10,210,688	104,965,871
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	8,936,134	105,446,382
GuideStone Value Equity Fund (GS4 Class)¥	5,494,563	118,078,151
GuideStone Growth Equity Fund (GS4 Class)¥	5,045,960	115,754,311
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,396,867	25,660,438
GuideStone International Equity Fund (GS4 Class)¥	8,691,259	132,976,265
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	3,791,894	36,933,046
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	7,170,766	74,074,008
GuideStone Flexible Income Fund (GS4 Class)¥	3,843,919	38,631,387
GuideStone Real Estate Securities Fund (GS4 Class)¥	3,622,663	35,103,602
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	7,886,818	80,997,616

Total Mutual Funds (Cost $1,149,111,035)		1,305,913,152

TOTAL INVESTMENTS — 99.9% (Cost $1,149,111,035)		1,305,913,152
Other Assets in Excess of Liabilities — 0.1%		778,219

NET ASSETS — 100.0%		$1,306,691,371

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,305,913,152	$1,305,913,152	$—	$—

Total Assets — Investments in Securities	$1,305,913,152	$1,305,913,152	$—	$—

Other Financial Instruments***
Futures Contracts	$230,876	$230,876	$—	$—

Total Assets — Other Financial Instruments	$230,876	$230,876	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

12	See Notes to Schedules of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	17,526,056	$17,526,056
GuideStone Low-Duration Bond Fund (GS4 Class)¥	5,071,062	67,800,100
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	6,347,831	91,091,380
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,386,447	24,013,267
GuideStone Global Bond Fund (GS4 Class)¥	4,556,327	46,839,044
GuideStone Value Equity Fund (GS4 Class)¥	8,046,431	172,917,803
GuideStone Growth Equity Fund (GS4 Class)¥	7,292,195	167,282,950
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,982,783	36,423,728
GuideStone International Equity Fund (GS4 Class)¥	12,639,367	193,382,313
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	5,577,969	54,329,421
GuideStone Real Estate Securities Fund (GS4 Class)¥	3,506,930	33,982,153
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	5,909,818	60,693,834

Total Mutual Funds (Cost $838,075,747)		966,282,049

TOTAL INVESTMENTS — 99.9% (Cost $838,075,747)		966,282,049
Other Assets in Excess of Liabilities — 0.1%		1,413,433

NET ASSETS — 100.0%		$967,695,482

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$966,282,049	$966,282,049	$—	$—

Total Assets — Investments in Securities	$966,282,049	$966,282,049	$—	$—

Other Financial Instruments***
Futures Contracts	$246,526	$246,526	$—	$—

Total Assets — Other Financial Instruments	$246,526	$246,526	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	13

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	15,476,067	$15,476,067
GuideStone Value Equity Fund (GS4 Class)¥	11,055,769	237,588,475
GuideStone Growth Equity Fund (GS4 Class)¥	9,917,645	227,510,769
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,769,891	50,882,897
GuideStone International Equity Fund (GS4 Class)¥	17,667,369	270,310,747
GuideStone Emerging Market Equity Fund (GS4 Class)*¥	7,584,135	73,869,476

Total Mutual Funds (Cost $720,819,318)		875,638,431

TOTAL INVESTMENTS — 99.8% (Cost $720,819,318)		875,638,431
Other Assets in Excess of Liabilities — 0.2%		1,547,735

NET ASSETS — 100.0%		$877,186,166

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$875,638,431	$875,638,431	$—	$—

Total Assets — Investments in Securities	$875,638,431	$875,638,431	$—	$—

Other Financial Instruments***
Futures Contracts	$293,600	$293,600	$—	$—

Total Assets — Other Financial Instruments	$293,600	$293,600	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

14	See Notes to Schedules of Investments.

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	894,663	$894,663
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,537,915	47,293,797
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	530,484	6,270,317
GuideStone Value Equity Fund (GS2 Class)¥	276,325	2,801,936
GuideStone Growth Equity Fund (GS2 Class)¥	233,203	2,835,743
GuideStone Small Cap Equity Fund (GS2 Class)¥	58,830	615,366
GuideStone International Equity Fund (GS2 Class)¥	282,135	3,272,761
GuideStone Funds Emerging Market Equity Fund (GS2 Class)*¥	94,035	916,837
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	938,994	9,699,811
GuideStone Flexible Income Fund (GS4 Class)¥	357,506	3,592,930
GuideStone Real Estate Securities Fund (GS4 Class)¥	94,931	919,882
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	364,512	3,743,543

Total Mutual Funds (Cost $82,139,674)		82,857,586

TOTAL INVESTMENTS — 100.0% (Cost $82,139,674)		82,857,586
Other Assets in Excess of Liabilities — 0.0%		25,645

NET ASSETS — 100.0%		$82,883,231

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$82,857,586	$82,857,586	$—	$—

Total Assets — Investments in Securities	$82,857,586	$82,857,586	$—	$—

Other Financial Instruments***
Futures Contracts	$2,485	$2,485	$—	$—

Total Assets — Other Financial Instruments	$2,485	$2,485	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	15

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	5,783,181	$5,783,181
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,308,317	45,333,025
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	8,791,494	61,364,631
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,196,749	15,823,910
GuideStone Global Bond Fund (GS4 Class)¥	3,045,348	31,306,176
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	2,662,415	31,469,740
GuideStone Value Equity Fund (GS2 Class)¥	3,471,588	35,201,904
GuideStone Growth Equity Fund (GS2 Class)¥	2,837,922	34,509,133
GuideStone Small Cap Equity Fund (GS2 Class)¥	732,106	7,657,829
GuideStone International Equity Fund (GS2 Class)¥	3,417,271	39,640,342
GuideStone Funds Emerging Market Equity Fund (GS2 Class)*¥	1,129,873	11,016,262
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	2,138,687	22,092,641
GuideStone Flexible Income Fund (GS4 Class)¥	1,146,633	11,523,667
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,080,761	10,472,574
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	2,352,409	24,159,236

Total Mutual Funds (Cost $361,634,960)		387,354,251

TOTAL INVESTMENTS — 99.9% (Cost $361,634,960)		387,354,251
Other Assets in Excess of Liabilities — 0.1%		419,218

NET ASSETS — 100.0%		$387,773,469

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$387,354,251	$387,354,251	$—	$—

Total Assets — Investments in Securities	$387,354,251	$387,354,251	$—	$—

Other Financial Instruments***
Futures Contracts	$51,546	$51,546	$—	$—

Total Assets — Other Financial Instruments	$51,546	$51,546	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

16	See Notes to Schedules of Investments.

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	4,663,762	$4,663,762
GuideStone Low-Duration Bond Fund (GS2 Class)¥	2,229,639	19,041,119
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,663,274	25,569,651
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,360,129	6,732,639
GuideStone Global Bond Fund (GS4 Class)¥	1,279,105	13,149,198
GuideStone Value Equity Fund (GS2 Class)¥	4,785,639	48,526,376
GuideStone Growth Equity Fund (GS2 Class)¥	3,860,047	46,938,169
GuideStone Small Cap Equity Fund (GS2 Class)¥	977,959	10,229,449
GuideStone International Equity Fund (GS2 Class)¥	4,677,642	54,260,648
GuideStone Funds Emerging Market Equity Fund (GS2 Class)*¥	1,564,452	15,253,409
GuideStone Real Estate Securities Fund (GS4 Class)¥	984,156	9,536,473
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	1,658,851	17,036,405

Total Mutual Funds (Cost $244,624,824)		270,937,298

TOTAL INVESTMENTS — 99.9% (Cost $244,624,824)		270,937,298
Other Assets in Excess of Liabilities — 0.1%		215,528

NET ASSETS — 100.0%		$271,152,826

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$270,937,298	$270,937,298	$—	$—

Total Assets — Investments in Securities	$270,937,298	$270,937,298	$—	$—

Other Financial Instruments***
Futures Contracts	$67,234	$67,234	$—	$—

Total Assets — Other Financial Instruments	$67,234	$67,234	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	17

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	2,987,802	$2,987,802
GuideStone Value Equity Fund (GS2 Class)¥	5,036,278	51,067,863
GuideStone Growth Equity Fund (GS2 Class)¥	4,021,432	48,900,616
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,046,669	10,948,156
GuideStone International Equity Fund (GS2 Class)¥	5,008,347	58,096,827
GuideStone Funds Emerging Market Equity Fund (GS2 Class)*¥	1,629,385	15,886,500

Total Mutual Funds (Cost $167,103,535)		187,887,764

TOTAL INVESTMENTS — 99.9% (Cost $167,103,535)		187,887,764
Other Assets in Excess of Liabilities — 0.1%		164,314

NET ASSETS — 100.0%		$188,052,078

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$187,887,764	$187,887,764	$—	$—

Total Assets — Investments in Securities	$187,887,764	$187,887,764	$—	$—

Other Financial Instruments***
Futures Contracts	$51,415	$51,415	$—	$—

Total Assets — Other Financial Instruments	$51,415	$51,415	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

18	See Notes to Schedules of Investments.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — 28.9%
Bank of Montreal CHI
0.23%, 09/05/14†	$15,000,000	$15,000,000
Bank of Nova Scotia Houston
0.21%, 09/10/14†	10,500,000	10,500,000
0.39%, 10/06/14†	7,000,000	7,004,651
0.24%, 12/04/14†	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.25%, 08/19/14	13,000,000	13,000,000
0.25%, 08/27/14	9,000,000	8,999,815
Canadian Imperial Bank of Commerce NY
0.23%, 06/13/14†	3,750,000	3,750,000
0.23%, 08/08/14†	13,000,000	13,000,000
0.29%, 09/02/14†	10,000,000	10,000,000
Citibank
0.23%, 08/06/14	24,000,000	24,000,000
Credit Suisse NY
0.26%, 04/17/14	20,000,000	20,000,000
0.31%, 06/06/14†	5,000,000	5,000,000
Deutsche Bank AG NY
0.30%, 08/22/14†	6,000,000	6,000,000
Mitubishi UFJ Trust and Bank
0.23%, 07/31/14	15,000,000	15,000,000
National Australia Bank, Ltd. NY
0.24%, 08/08/14†	11,000,000	11,000,455
0.24%, 08/14/14†	15,000,000	15,000,000
National Bank of Canada NY
0.25%, 12/24/14†	14,000,000	14,000,000
Natixis NY
0.28%, 06/04/14†	13,000,000	12,999,433
Norinchukin Bank
0.21%, 04/14/14	14,000,000	14,000,253
Rabobank Nederland NV NY
0.24%, 04/22/14†	8,000,000	8,000,000
0.27%, 09/16/14†	20,500,000	20,500,000
0.35%, 01/12/15	5,000,000	5,000,000
Royal Bank of Canada NY
0.24%, 10/23/14	9,250,000	9,250,000
0.24%, 02/23/15†	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
0.30%, 05/28/14	12,000,000	12,000,283
0.25%, 07/14/14	14,000,000	14,000,000
Societe Generale NY
0.29%, 05/02/14	4,500,000	4,500,000
0.33%, 06/04/14†	7,000,000	7,000,000
Sumitomo Mitsui Banking Corporation NY
0.22%, 06/10/14	5,000,000	5,000,000
0.25%, 07/14/14	10,000,000	9,999,711
0.25%, 09/08/14	12,000,000	11,999,734
Toronto-Dominion Bank NY
0.23%, 07/24/14†	7,000,000	7,000,000
0.25%, 08/12/14	10,000,000	10,000,000
UBS AG
0.21%, 06/05/14†	10,000,000	10,000,000
Westpac Banking Corporation NY
0.27%, 07/18/14†	10,750,000	10,750,000

Total Certificates of Deposit (Cost $383,254,335)		383,254,335

COMMERCIAL PAPER — 43.2%
Bank Nederlandse Gemeenten
0.22%, 08/06/14	8,000,000	7,993,932
Bedford Row Funding Corporation
0.30%, 04/03/14	14,000,000	13,999,767
0.26%, 01/26/15	10,000,000	10,000,000
BNP Paribas Finance, Inc.
0.30%, 08/04/14	5,000,000	4,994,792
Cafco LLC
0.24%, 08/12/14	7,500,000	7,493,350
Caisse Centrale Desjardins Quebec Du
0.20%, 06/23/14	10,000,000	9,995,389
Chariot Funding LLC
0.22%, 08/27/14	8,000,000	7,992,764
Ciesco LLC
0.23%, 08/18/14	8,000,000	7,992,896
Collateralized Commercial Paper II Co., LLC
0.30%, 08/12/14	16,000,000	15,982,267
0.28%, 09/24/14	14,000,000	13,980,836
Commonwealth Bank of Australia
0.24%, 05/02/14	7,500,000	7,500,000
0.23%, 05/16/14	13,000,000	12,999,914
0.23%, 03/23/15	10,000,000	10,000,000
DNB Bank ASA
0.23%, 07/17/14	25,000,000	24,983,281
0.23%, 07/28/14	15,000,000	14,988,937
Erste Abwicklungsanstalt
0.20%, 06/23/14	25,000,000	24,988,760
Fairway Finance Co., LLC
0.20%, 04/04/14	15,000,000	15,000,000
0.19%, 07/18/14	20,000,000	20,000,000
Gemini Securitization Corporation LLC
0.10%, 04/01/14	30,000,000	30,000,000
General Electric Capital Corporation
0.20%, 08/04/14	28,000,000	27,980,556
HSBC Bank PLC
0.24%, 10/22/14	15,000,000	15,000,000
0.23%, 10/30/14	12,000,000	12,000,000
ING (U.S.) Funding LLC
0.23%, 05/01/14	12,000,000	11,997,700
Jupiter Securitization Corporation
0.23%, 07/07/14	18,000,000	17,988,845
0.22%, 09/12/14	8,000,000	7,991,982
Kells Funding LLC
0.24%, 10/15/14	15,000,000	14,999,179
0.24%, 12/09/14	15,000,000	14,998,627
0.25%, 01/07/15	9,000,000	9,000,000
0.25%, 02/13/15	14,500,000	14,500,712
National Australia Funding
0.23%, 03/13/15	15,000,000	15,000,000
Nederlandse Water-schapsbank NV
1.38%, 05/16/14	5,000,000	5,007,029
0.28%, 07/28/14	2,000,000	2,000,131
0.28%, 07/30/14	2,000,000	2,000,133
0.29%, 10/27/14 144A†	13,000,000	13,003,853
Northern Pines Funding LLC
0.25%, 05/27/14	10,000,000	9,996,111

See Notes to Schedules of Investments.	19

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Old Line Funding LLC
0.23%, 05/20/14	$12,000,000	$11,996,243
0.23%, 06/09/14	15,000,000	14,993,387
0.22%, 08/13/14	10,000,000	9,991,811
Skandinaviska Enskilda Banken AB
0.25%, 09/26/14	20,000,000	19,975,278
Societe Generale NA
0.25%, 05/02/14	7,000,000	6,998,523
Sumitomo Mitsui Banking Corporation NY
0.06%, 04/07/14	15,000,000	14,999,850
Svenska Handelsbanken AB
0.27%, 09/15/14 144A†	9,800,000	9,800,000
Westpac Banking Corporation
0.25%, 04/24/14	30,000,000	30,000,129

Total Commercial Paper (Cost $573,106,964)		573,106,964

MUNICIPAL BONDS — 15.7%
California Housing Finance Agency, Revenue Bond, Series D
0.05%, 04/07/14†	3,800,000	3,800,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac)
0.06%, 04/07/14†	9,300,000	9,300,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ
0.07%, 04/07/14†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.07%, 04/07/14†	17,100,000	17,100,000
Connecticut State Health & Educational Facility Authority, Yale-New Haven Hospital, Revenue Bond, Series K2 (LOC-JPMorgan Chase Bank NA)
0.05%, 04/07/14†	11,160,000	11,160,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series A
0.07%, 04/07/14†	7,700,000	7,700,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C
0.06%, 04/07/14†	5,799,000	5,799,000
Maryland Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A
0.08%, 04/07/14†	27,575,000	27,575,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank NA)
0.05%, 04/07/14†	7,400,000	7,400,000
New York City Municipal Water Finance Authority, Revenue Bond, Series B-1B
0.05%, 04/07/14†	5,000,000	5,000,000
New York Housing Development Corporation, Multi-Family Housing (155 West 21st Street), Revenue Bond, Series A
0.05%, 04/07/14†	3,100,000	3,100,000
New York Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A
0.05%, 04/07/14†	6,000,000	6,000,000
New York Housing Development Corporation, Multi-Family Housing (West 61st Street Apartments), Revenue Bond, Series A
0.05%, 04/07/14†	3,000,000	3,000,000
New York State Dormitory Authority, City University, Revenue Bond, Series D (LOC - TD Bank NA)
0.05%, 04/07/14†	9,900,000	9,900,000
New York State Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A
0.06%, 04/07/14†	10,000,000	10,000,000
New York State Housing Finance Agency, 10 Liberty Housing, Revenue Bond, Series A (LOC - Freddie Mac)
0.06%, 04/07/14†	18,000,000	18,000,000
New York State Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A
0.05%, 04/07/14†	4,000,000	4,000,000
New York State Housing Finance Agency, Gotham West Project, Revenue Bond, Series A (LOC - Wells Fargo Bank N.A.)
0.09%, 04/07/14†	10,000,000	10,000,000
New York State Housing Finance Agency, Victory Housing, Revenue Bond, Series 2001-A
0.05%, 04/07/14†	2,700,000	2,700,000
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bond, Series B (LOC-JP Morgan Chase Bank NA)
0.05%, 04/07/14†	4,600,000	4,600,000

20	See Notes to Schedules of Investments.

	Par	Value
Sacramento Housing Authority, The Lofts at Natomas Apartments, Revenue Bond, Series F
0.08%, 04/07/14†	$10,190,000	$10,190,000
Utah State Board of Regents, Revenue Bond, Series A (LOC - Royal Bank of Canada)
0.10%, 04/07/14†	25,000,000	25,000,000

Total Municipal Bonds (Cost $207,744,000)		207,744,000

TIME DEPOSIT — 1.2%
ING Bank NV
0.10%, 04/02/14 (Cost $16,000,000)	16,000,000	16,000,000

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bills
0.06%, 04/24/14	15,000,000	14,999,463
0.07%, 04/24/14	20,000,000	19,999,105
0.09%, 06/19/14	25,000,000	24,995,008
0.08%, 06/26/14	20,000,000	19,996,178
0.08%, 09/11/14	20,000,000	19,992,665

		99,982,419

Total U.S. Treasury Obligations (Cost $99,982,419)		99,982,419

REPURCHASE AGREEMENT — 3.5%
Goldman Sachs & Co.
0.08% (dated 03/31/14, due 04/01/14, repurchase price $46,343,103, collateralized by Federal National Mortgage Association, 3.000% to 5.500%, due 10/01/39 to 10/01/43, total market value $47,343,290) (Cost $46,343,000)	46,343,000	46,343,000

TOTAL INVESTMENTS — 100.0% (Cost $1,326,430,718)		1,326,430,718
Other Assets in Excess of Liabilities — 0.0%		9,801

NET ASSETS — 100.0%		$1,326,440,519

See Notes to Schedules of Investments.	21

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Certificates of Deposit	$383,254,335	$—	$383,254,335	$—
Commercial Paper	573,106,964	—	573,106,964	—
Municipal Bonds	207,744,000	—	207,744,000	—
Repurchase Agreement	46,343,000	—	46,343,000	—
Time Deposit	16,000,000	—	16,000,000	—
U.S. Treasury Obligations	99,982,419	—	99,982,419	—

Total Assets — Investments in Securities	$1,326,430,718	$—	$1,326,430,718	$—

22	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corporation
0.13%, 08/01/14	$1,500,000	$1,499,796
Small Business Administration
6.95%, 11/01/16	107,806	112,589

Total Agency Obligations (Cost $1,607,691)		1,612,385

ASSET-BACKED SECURITIES — 10.0%
Aircraft Lease Securitisation, Ltd.
0.42%, 05/10/32 144A†	528,785	520,192
Ally Master Owner Trust
0.61%, 02/15/18†	1,100,000	1,102,089
0.61%, 04/15/18†	1,400,000	1,402,885
American Express Credit Account Master Trust
0.98%, 05/15/19	2,250,000	2,246,335
AmeriCredit Automobile Receivables Trust
4.04%, 07/10/17	1,226,000	1,275,192
1.31%, 11/08/17	370,000	372,420
0.96%, 04/09/18	1,200,000	1,204,463
1.19%, 05/08/18	785,000	783,695
1.66%, 09/10/18	500,000	501,647
1.79%, 03/08/19	980,000	981,785
2.72%, 09/09/19	400,000	409,213
2.29%, 11/08/19	655,000	657,693
2.15%, 03/09/20	825,000	821,479
Apidos CDO
1.39%, 04/15/25 144A†	2,090,000	2,055,603
1.94%, 04/15/25 144A†	250,000	243,889
Asset-Backed Securities Corporation Home Equity Loan Trust
0.43%, 09/25/34†	60,297	59,804
BA Credit Card Trust
0.54%, 06/15/21†	1,110,000	1,111,632
Babson CLO, Ltd.
1.34%, 04/20/25 144A†	2,300,000	2,259,794
Bear Stearns Asset-Backed Securities Trust
1.15%, 10/25/37†	786,865	728,329
0.34%, 01/25/47†	249,323	247,370
BNC Mortgage Loan Trust
0.21%, 03/25/37†	214,874	210,810
Capital Auto Receivables Asset Trust
1.29%, 04/20/18	260,000	259,573
1.74%, 10/22/18	270,000	268,116
Cent CLO 18, Ltd.
1.36%, 07/23/25 144A†	1,400,000	1,376,056
CenterPoint Energy Transition Bond Co., LLC
0.90%, 04/15/18	1,125,372	1,130,993
Citibank Credit Card Issuance Trust
1.32%, 09/07/18	493,000	497,009
5.65%, 09/20/19	3,500,000	3,988,299
Conseco Financial Corporation
6.04%, 11/01/29	8,330	8,605
Credit Acceptance Auto Loan Trust
2.61%, 03/15/19 144A	338,288	339,591
1.50%, 04/15/21 144A	1,410,000	1,409,265
Crusade ABS Trust
3.63%, 07/12/23(A)†	1,385,211	1,286,737
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	581,287	440,089
Discover Card Execution Note Trust
0.81%, 08/15/17	1,100,000	1,104,193
Dryden XXVIII Senior Loan Fund
1.34%, 08/15/25 144A†	930,000	916,615
1.79%, 08/15/25 144A†	1,175,000	1,129,342
DT Auto Owner Trust
1.85%, 04/17/17 144A	1,221,960	1,222,820
Enterprise Fleet Financing LLC
1.14%, 11/20/17 144A	993,035	995,968
FHLMC Structured Pass-Through Securities
0.41%, 08/25/31†	624,284	609,851
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	180,464	180,480
Ford Credit Floorplan Master Owner Trust
1.39%, 09/15/16	790,000	792,533
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	1,500,000	1,505,614
Gracechurch Card Funding PLC
0.86%, 02/15/17 144A†	1,050,000	1,054,285
1.03%, 02/15/17 144A(E)†	800,000	1,107,906
Great America Leasing Receivables Funding LLC
1.83%, 06/17/19 144A	200,000	199,955
HLSS Servicer Advance Receivables Backed Notes
1.29%, 09/15/44 144A	735,000	736,102
HLSS Servicer Advance Receivables Trust
1.24%, 01/17/45 144A	395,000	395,290
1.50%, 01/16/46 144A	700,000	698,600
Huntington Auto Trust
0.38%, 09/15/15	578,659	578,661
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	97,191	97,312
Invitation Homes 2013-SFR1 Trust
1.40%, 12/17/30 144A†	786,605	786,608
LA Arena Funding LLC
7.66%, 12/15/26 144A	336,893	377,747
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	389,745	390,382
Motor 2012 PLC
1.29%, 02/25/20 144A	220,080	220,379
Nissan Master Owner Trust Receivables
0.46%, 02/15/18†	2,525,000	2,524,618
Oaktree Enhanced Income Funding, Series III Ltd.
1.44%, 07/20/23 144A†	900,000	892,027
1.89%, 07/20/23 144A†	1,300,000	1,271,570
Octagon Investment Partners XIX, Ltd.
1.75%, 04/15/26+ 144A†	1,900,000	1,900,000
2.23%, 04/15/26+	905,000	898,864

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
OHA Intrepid Leveraged Loan Fund, Ltd.
1.16%, 04/20/21 144A†	$1,533,976	$1,534,267
Red & Black Auto France
1.09%, 12/28/21(E)†	244,698	337,771
Santander Drive Auto Receivables Trust
3.11%, 05/16/16	1,155,000	1,170,768
0.80%, 10/17/16 144A	1,296,694	1,298,083
1.94%, 03/15/18	270,000	272,325
3.01%, 04/16/18	1,305,000	1,342,439
2.70%, 08/15/18	300,000	307,726
1.78%, 11/15/18 144A	1,770,000	1,782,667
1.76%, 01/15/19	1,690,000	1,697,049
2.73%, 10/15/19	675,000	680,780
3.12%, 10/15/19 144A	1,025,000	1,063,062
3.78%, 10/15/19 144A	905,000	947,146
2.36%, 04/15/20	590,000	595,084
SLC Private Student Loan Trust
0.36%, 01/15/19†	12,997	12,995
SLM Private Credit Student Loan Trust
0.43%, 06/15/21†	671,324	664,968
0.63%, 03/15/22†	475,937	465,691
SLM Private Education Loan Trust
1.26%, 12/15/21 144A†	225,489	226,492
1.01%, 02/15/22 144A†	1,135,770	1,139,194
1.26%, 08/15/23 144A†	954,110	959,736
0.91%, 10/16/23 144A†	353,158	353,731
1.56%, 12/15/23 144A†	1,132,288	1,140,658
3.41%, 05/16/44 144A†	2,366,235	2,519,363
SLM Student Loan Trust
1.30%, 01/15/26 144A†	1,245,000	1,253,569
2.59%, 01/15/26 144A	555,000	557,631
Structured Asset Securities Corporation Mortgage Loan Trust
1.65%, 04/25/35†	655,247	627,935
Trade MAPS 1, Ltd.
0.87%, 12/10/18 144A†	1,500,000	1,504,680
Turbo Finance 2 PLC
5.50%, 02/20/19(U)	848,000	1,454,889
Tyron Park CLO, Ltd.
1.36%, 07/15/25 144A†	1,270,000	1,252,503
1.83%, 07/15/25 144A†	1,175,000	1,158,000
Volkswagen Auto Loan Enhanced Trust
0.46%, 01/20/17	3,375,000	3,376,261
World Omni Master Owner Trust
0.51%, 02/15/18 144A†	750,000	750,997

Total Asset-Backed Securities (Cost $85,308,284)		85,236,834

CORPORATE BONDS — 24.9%
AbbVie, Inc.
1.75%, 11/06/17	1,130,000	1,134,554
ADT Corporation
4.13%, 04/15/19Δ	1,200,000	1,191,970
Air Lease Corporation
4.50%, 01/15/16	1,700,000	1,793,500
3.38%, 01/15/19Δ	625,000	636,719
Ally Financial, Inc.
6.75%, 12/01/14Δ	300,000	311,625
8.30%, 02/12/15	100,000	105,937
4.63%, 06/26/15	500,000	518,973
American Express Credit Corporation
1.75%, 06/12/15	240,000	243,401
0.78%, 03/18/19†	4,900,000	4,917,860
American Express, Co.
0.83%, 05/22/18†	1,240,000	1,244,520
American Honda Finance Corporation
1.13%, 10/07/16	500,000	503,470
American International Group, Inc.
2.38%, 08/24/15	320,000	326,534
AmeriGas Partners LP
6.25%, 08/20/19	500,000	540,000
Amsouth Bank
5.20%, 04/01/15	1,000,000	1,040,254
ARC Properties Operating Partnership LP
2.00%, 02/06/17 144A	2,450,000	2,452,411
Ashland, Inc.
3.00%, 03/15/16	770,000	789,250
3.88%, 04/15/18	750,000	778,125
Astoria Financial Corporation
5.00%, 06/19/17	770,000	830,356
Autodesk, Inc.
1.95%, 12/15/17	350,000	351,319
Aviation Capital Group Corporation
3.88%, 09/27/16 144A	900,000	929,394
4.63%, 01/31/18 144AΔ	850,000	888,250
Bank of America Corporation
5.00%, 01/15/15	1,500,000	1,552,020
1.25%, 01/11/16Δ	919,000	924,234
3.75%, 07/12/16	920,000	973,440
6.50%, 08/01/16	1,582,000	1,772,897
6.40%, 08/28/17	400,000	459,547
6.00%, 09/01/17	850,000	965,050
5.75%, 12/01/17	1,700,000	1,926,251
2.00%, 01/11/18Δ	800,000	799,223
1.30%, 03/22/18†	1,200,000	1,214,350
6.88%, 04/25/18	800,000	944,301
1.28%, 01/15/19†	280,000	283,462
2.65%, 04/01/19	2,500,000	2,510,892
Bank of New York Mellon Corporation
0.80%, 08/01/18†	640,000	643,139
BB&T Corporation
1.60%, 08/15/17	340,000	341,259
Berkshire Hathaway Finance Corporation
0.95%, 08/15/16	260,000	261,492
Capital One Financial Corporation
1.00%, 11/06/15	920,000	921,666
3.15%, 07/15/16	500,000	523,218
Case New Holland Industrial, Inc.
7.88%, 12/01/17	380,000	447,450
CC Holdings GS V LLC
2.38%, 12/15/17	300,000	300,282

24	See Notes to Schedules of Investments.

	Par	Value
Cisco Systems, Inc.
0.52%, 03/03/17†	$1,000,000	$1,002,747
1.10%, 03/03/17	900,000	902,480
CIT Group, Inc.
4.75%, 02/15/15 144A	2,800,000	2,884,000
4.25%, 08/15/17	1,950,000	2,047,500
Citigroup, Inc.
2.25%, 08/07/15	730,000	743,579
4.59%, 12/15/15	400,000	424,435
1.04%, 04/01/16†	1,160,000	1,168,510
3.95%, 06/15/16Δ	1,360,000	1,441,794
1.20%, 07/25/16†	3,200,000	3,242,240
4.45%, 01/10/17	450,000	486,331
0.78%, 03/10/17†	1,300,000	1,297,945
CMS Energy Corporation
4.25%, 09/30/15Δ	255,000	267,143
Computer Sciences Corporation
2.50%, 09/15/15	210,000	214,415
ConAgra Foods, Inc.
1.35%, 09/10/15	160,000	161,242
1.30%, 01/25/16	240,000	241,698
Continental Airlines 2010-1 Class B Pass Through Trust
6.00%, 07/12/20	494,249	520,814
Coventry Health Care, Inc.
5.95%, 03/15/17	1,000,000	1,128,743
Cox Communications, Inc.
6.25%, 06/01/18 144A	1,250,000	1,425,792
Crane Co.
2.75%, 12/15/18	600,000	602,450
Daimler Finance North America LLC
1.30%, 07/31/15 144A	500,000	503,650
1.25%, 01/11/16 144A	530,000	533,205
0.92%, 08/01/16 144A†	690,000	696,643
0.92%, 08/01/16 144A†	200,000	201,925
2.95%, 01/11/17 144A	238,000	248,001
1.13%, 03/10/17 144A	300,000	298,030
Delta Air Lines 2010-2 Class B Pass Through Trust
6.75%, 05/23/17	300,000	324,000
Devon Energy Corporation
1.20%, 12/15/16	560,000	560,368
Digital Realty Trust LP
4.50%, 07/15/15Δ	905,000	938,005
DIRECTV Holdings LLC
3.13%, 02/15/16	320,000	332,693
Discover Bank
2.00%, 02/21/18	1,380,000	1,375,044
Eaton Corporation
0.95%, 11/02/15	450,000	451,729
Enterprise Products Operating LLC
1.25%, 08/13/15	230,000	231,601
ERAC USA Finance LLC
1.40%, 04/15/16 144A	180,000	180,992
6.38%, 10/15/17 144A	1,000,000	1,152,076
ERP Operating LP
6.58%, 04/13/15	1,100,000	1,167,929
5.13%, 03/15/16Δ	432,000	467,419
5.38%, 08/01/16	568,000	624,681
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	366,803	371,101
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	332,152
Fifth Third Bank
1.15%, 11/18/16	700,000	702,620
Fiserv, Inc.
3.13%, 10/01/15Δ	1,250,000	1,288,264
Ford Motor Credit Co., LLC
12.00%, 05/15/15Δ	500,000	561,514
4.21%, 04/15/16	100,000	106,032
3.98%, 06/15/16	1,600,000	1,696,224
8.00%, 12/15/16	1,820,000	2,132,874
3.00%, 06/12/17	560,000	582,091
1.06%, 03/12/19†	4,460,000	4,465,423
2.38%, 03/12/19Δ	1,250,000	1,241,819
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	200,000	201,191
2.15%, 03/01/17	210,000	213,248
GATX Corporation
2.50%, 03/15/19Δ	500,000	495,242
General Electric Capital Corporation
0.89%, 07/12/16†	1,380,000	1,393,593
General Motors Co.
3.50%, 10/02/18 144A	953,000	975,634
General Motors Financial Co., Inc.
2.75%, 05/15/16 144A	1,303,000	1,323,327
4.75%, 08/15/17 144A	800,000	859,000
Genzyme Corporation
3.63%, 06/15/15	395,000	409,239
Glencore Funding LLC
1.60%, 01/15/19 144A†Δ	1,200,000	1,197,530
Goldman Sachs Group, Inc.
1.60%, 11/23/15	640,000	646,903
5.35%, 01/15/16	761,000	818,720
3.63%, 02/07/16	2,874,000	3,011,234
5.75%, 10/01/16	135,000	149,680
5.95%, 01/18/18	2,003,000	2,270,320
1.44%, 04/30/18†	1,250,000	1,267,206
1.34%, 11/15/18†	580,000	585,870
1.34%, 11/15/18†	4,500,000	4,545,540
Harley-Davidson Financial Services, Inc.
1.15%, 09/15/15 144A	340,000	341,196
Hartford Financial Services Group, Inc.
4.00%, 03/30/15	320,000	330,791
HCA, Inc.
3.75%, 03/15/19Δ	1,000,000	1,006,250
7.88%, 02/15/20	887,000	946,429
7.25%, 09/15/20Δ	360,000	390,150
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	420,264
6.20%, 06/01/16	1,546,000	1,712,317
Hewlett-Packard Co.
2.35%, 03/15/15	800,000	812,819
1.18%, 01/14/19†	520,000	521,815
HSBC USA, Inc.
2.38%, 02/13/15	400,000	406,909
1.11%, 09/24/18†	800,000	810,744
Huntington National Bank
1.30%, 11/20/16	500,000	501,870

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Hyundai Capital America
1.63%, 10/02/15 144A	$500,000	$504,744
3.75%, 04/06/16 144A	190,000	198,694
1.45%, 02/06/17 144A	800,000	796,368
IAC/InterActiveCorp
4.88%, 11/30/18	300,000	314,625
ING US, Inc.
2.90%, 02/15/18	1,600,000	1,640,883
Ingredion, Inc.
3.20%, 11/01/15	200,000	206,375
International Lease Finance Corporation
4.88%, 04/01/15Δ	1,250,000	1,300,012
8.63%, 09/15/15	600,000	663,000
5.75%, 05/15/16	900,000	970,317
6.75%, 09/01/16 144AΔ	800,000	894,000
Interpublic Group of Cos., Inc.
2.25%, 11/15/17Δ	283,000	285,663
IPALCO Enterprises, Inc.
7.25%, 04/01/16 144A	400,000	441,000
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	336,300
Jackson National Life Global Funding
1.25%, 02/21/17 144A	600,000	593,102
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	567,021
2.40%, 03/15/19	920,000	913,333
John Deere Capital Corporation
1.05%, 10/11/16	480,000	481,970
Johnson & Johnson
0.30%, 11/28/16†	3,300,000	3,305,709
JPMorgan Chase & Co.
0.85%, 02/26/16†	1,100,000	1,105,796
3.45%, 03/01/16	1,249,000	1,308,596
3.15%, 07/05/16	2,252,000	2,357,891
0.76%, 02/15/17†	3,400,000	3,405,331
1.35%, 02/15/17	1,240,000	1,239,861
1.14%, 01/25/18†	610,000	617,458
KeyCorp
3.75%, 08/13/15	360,000	374,170
Kroger Co.
0.80%, 10/17/16†	760,000	761,445
2.20%, 01/15/17	500,000	511,790
Lehman Escrow Bonds
0.00%, 12/28/17+Ω†#	2,600,000	—
0.00%, 12/31/99Ω†#	600,000	144,000
Lennar Corporation
4.50%, 06/15/19	1,000,000	1,017,500
Life Technologies Corporation
3.50%, 01/15/16	2,115,000	2,204,562
Lincoln National Corporation
4.30%, 06/15/15	1,210,000	1,258,903
Manufacturers & Traders Trust Co.
1.25%, 01/30/17	700,000	701,433
Marsh & McLennan Cos., Inc.
2.55%, 10/15/18	495,000	501,960
Masco Corporation
4.80%, 06/15/15	365,000	380,512
Maxim Integrated Products, Inc.
2.50%, 11/15/18	1,350,000	1,347,264
McKesson Corporation
1.29%, 03/10/17	300,000	299,467
Morgan Stanley
4.10%, 01/26/15	6,600,000	6,790,727
1.48%, 02/25/16†	930,000	943,803
4.75%, 03/22/17	1,015,000	1,108,472
1.52%, 04/25/18†	1,520,000	1,551,158
Motorola Solutions, Inc.
6.00%, 11/15/17Δ	400,000	457,595
Mylan, Inc.
1.80%, 06/24/16	180,000	182,621
Nabors Industries, Inc.
2.35%, 09/15/16 144A	1,100,000	1,126,014
National Oilwell Varco, Inc.
1.35%, 12/01/17Δ	660,000	653,597
NBCUniversal Enterprise, Inc.
0.92%, 04/15/18 144A†	355,000	357,438
NBCUniversal Media LLC
3.65%, 04/30/15	550,000	568,037
NCUA Guaranteed Notes
1.40%, 06/12/15	1,180,000	1,196,768
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/15	170,000	170,833
1.34%, 09/01/15	4,300,000	4,332,749
Nissan Motor Acceptance Corporation
1.00%, 03/15/16 144A	910,000	909,034
1.95%, 09/12/17 144A	520,000	522,714
Northwest Airlines 2002-1 Class G-2 Pass Through Trust
6.26%, 05/20/23	135,265	145,409
Ohio Power Co.
6.05%, 05/01/18	1,000,000	1,150,765
Omnicom Group, Inc.
5.90%, 04/15/16	285,000	311,916
Overseas Private Investment Corporation
0.68%, 04/15/16Ω†	1,550,720	2,096,950
PACCAR Financial Corporation
1.05%, 06/05/15	220,000	221,528
0.75%, 05/16/16	270,000	270,255
0.84%, 12/06/18†	250,000	251,669
Parker Hannifin Corporation
4.13%, 11/11/15(E)	700,000	1,016,634
Penske Truck Leasing Co. LP
2.50%, 03/15/16 144A	1,650,000	1,692,017
3.38%, 03/15/18 144A	1,115,000	1,163,301
PepsiCo, Inc.
0.44%, 07/30/15†	700,000	701,362
Phillips 66
2.95%, 05/01/17	210,000	219,228
Pioneer Natural Resources Co.
5.88%, 07/15/16	2,410,000	2,659,794
Plains Exploration & Production Co.
6.50%, 11/15/20	540,000	597,375
Principal Life Global Funding II
1.00%, 12/11/15 144A	530,000	530,752
ProLogis LP
6.63%, 05/15/18	1,000,000	1,164,629
Prudential Covered Trust
3.00%, 09/30/15 144A	680,000	698,266

26	See Notes to Schedules of Investments.

	Par	Value
Prudential Financial, Inc.
1.02%, 08/15/18†	$500,000	$501,190
QVC, Inc.
3.13%, 04/01/19 144A	750,000	745,302
7.50%, 10/01/19 144A	725,000	771,530
Regions Financial Corporation
2.00%, 05/15/18	1,250,000	1,226,329
Retail Property Trust
7.88%, 03/15/16 144A	2,000,000	2,229,506
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,153,018
SBA Tower Trust
4.25%, 04/15/40 144AΔ	510,000	527,334
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	142,956
Starbucks Corporation
0.88%, 12/05/16	450,000	448,460
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	516,235	546,936
SunTrust Bank
1.35%, 02/15/17	1,240,000	1,241,246
Tennessee Gas Pipeline Co. LLC
8.00%, 02/01/16	518,000	580,754
Tesoro Corporation
4.25%, 10/01/17	550,000	580,250
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16Δ	1,500,000	1,538,226
T-Mobile USA, Inc.
5.25%, 09/01/18Δ	600,000	636,750
Toll Brothers Finance Corporation
4.00%, 12/31/18	390,000	400,725
Union Bank NA
1.19%, 06/06/14†	3,000,000	3,005,010
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	446,817	508,255
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	552,897	635,832
UnitedHealth Group, Inc.
1.40%, 10/15/17	210,000	209,611
Ventas Realty LP
1.55%, 09/26/16	1,780,000	1,796,704
2.00%, 02/15/18	298,000	297,594
Verizon Communications, Inc.
1.98%, 09/14/18†	570,000	599,250
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	700,000	751,144
Vornado Realty LP
4.25%, 04/01/15	700,000	718,696
WellPoint, Inc.
1.25%, 09/10/15	440,000	443,104
2.38%, 02/15/17	1,060,000	1,084,303
1.88%, 01/15/18Δ	900,000	894,073
2.30%, 07/15/18Δ	1,000,000	1,002,767
Wells Fargo & Co.
0.87%, 04/23/18†	270,000	272,763
Wells Fargo Bank NA
4.75%, 02/09/15Δ	1,000,000	1,036,543
Wm. Wrigley Jr. Co.
1.40%, 10/21/16 144AΔ	200,000	200,976
2.00%, 10/20/17 144A	200,000	200,656
2.40%, 10/21/18 144A	1,500,000	1,505,924
WPX Energy, Inc.
5.25%, 01/15/17Δ	780,000	838,500
Xcel Energy, Inc.
0.75%, 05/09/16	410,000	409,105

Total Corporate Bonds (Cost $209,237,059)		211,225,376

FOREIGN BONDS — 10.5%
Australia — 0.7%
Australia & New Zealand Banking Group, Ltd.
0.80%, 05/15/18†Δ	1,230,000	1,234,290
Macquarie Bank, Ltd.
3.45%, 07/27/15 144A	750,000	774,310
2.00%, 08/15/16 144AΔ	1,100,000	1,116,475
Macquarie Group, Ltd.
1.24%, 01/31/17 144A†	1,240,000	1,240,177
Perpetual Trustee- Apollo
3.89%, 10/03/40(A)	837,835	784,226
QBE Insurance Group, Ltd.
6.13%, 09/28/15(U)	250,000	441,811
Virgin Australia 2013-1A Trust
5.00%, 04/23/25 144AΔ	700,000	734,562

		6,325,851

Bermuda — 0.3%
Aircastle, Ltd.
6.75%, 04/15/17Δ	1,000,000	1,111,250
9.75%, 08/01/18Δ	405,000	436,610
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	660,000	665,874

		2,213,734

Brazil — 0.3%
Banco Bradesco SA
2.34%, 05/16/14 144A†	520,000	520,183
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144AΔ	710,000	723,313
BRF SA
7.75%, 05/22/18 144A(B)	2,500,000	912,847

		2,156,343

Canada — 0.4%
Husky Energy, Inc.
7.25%, 12/15/19	605,000	740,125
Manulife Financial Corporation
3.40%, 09/17/15	5,000	5,184
Nexen Energy ULC
5.20%, 03/10/15	790,000	823,374
Thomson Reuters Corporation
0.88%, 05/23/16	600,000	598,099
Total Capital Canada, Ltd.
0.62%, 01/15/16†	300,000	301,795
Xstrata Finance Canada, Ltd.
2.70%, 10/25/17 144A	1,290,000	1,306,713

		3,775,290

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cayman Islands — 0.4%
Baidu, Inc.
2.25%, 11/28/17	$440,000	$441,862
Hutchison Whampoa International, (12) (II) Ltd.
2.00%, 11/08/17 144A	370,000	373,102
IPIC GMTN, Ltd.
3.13%, 11/15/15 144AΔ	330,000	341,880
Petrobras International Finance Co.
3.88%, 01/27/16	590,000	607,369
Seagate HDD Cayman
3.75%, 11/15/18 144AΔ	985,000	1,017,012
Trafford Centre Finance, Ltd.
0.72%, 07/28/15(U)†	41,724	69,028
XLIT, Ltd.
2.30%, 12/15/18Δ	400,000	397,227

		3,247,480

Chile — 0.6%
Banco del Estado de Chile
2.00%, 11/09/17 144A	1,100,000	1,095,918
Banco Santander Chile
1.84%, 01/19/16 144A†@	2,500,000	2,509,396
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	1,260,000	1,312,912

		4,918,226

Colombia — 0.0%
Bancolombia SA
4.25%, 01/12/16Δ	210,000	219,975

Costa Rica — 0.1%
Banco Nacional de Costa Rica
4.88%, 11/01/18 144A	500,000	505,625

France — 1.2%
Banque Federative du Credit Mutuel SA
1.09%, 10/28/16 144A†	1,425,000	1,430,607
Banque PSA Finance SA
2.14%, 04/04/14 144A†@	800,000	801,000
BNP Paribas SA
0.82%, 12/12/16†	500,000	501,415
BPCE SA
1.49%, 04/25/16†	680,000	689,655
1.63%, 02/10/17Δ	440,000	440,051
Credit Agricole SA
1.40%, 04/15/16 144A†	960,000	973,476
Dexia Credit Local SA
0.62%, 11/07/16 144A†@	3,200,000	3,206,921
Electricite de France
1.15%, 01/20/17 144A	777,000	776,275
RCI Banque SA
1.18%, 04/07/15(E)†	900,000	1,223,103

		10,042,503

Germany — 0.4%
Deutsche Bank AG
0.85%, 02/13/17†	610,000	612,501
State of North Rhine-Westphalia
1.63%, 09/17/14	3,100,000	3,119,558

		3,732,059

Iceland — 0.1%
Iceland Government International Bond
4.88%, 06/16/16	860,000	908,418

Italy — 0.3%
Intesa Sanpaolo SpA
2.38%, 01/13/17	2,300,000	2,309,278

Japan — 0.5%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.65%, 03/10/17 144A†@	3,000,000	3,003,966
1.20%, 03/10/17 144A	620,000	619,039
Softbank Corporation
4.50%, 04/15/20 144AΔ	400,000	400,000
Sumitomo Mitsui Banking Corporation
0.90%, 01/18/16Δ	390,000	390,379

		4,413,384

Luxembourg — 0.1%
ArcelorMittal
4.25%, 08/05/15	600,000	620,250

Mexico — 1.4%
Grupo Idesa SA de CV
7.88%, 12/18/20 144A	700,000	730,625
Kansas City Southern de Mexico SA de CV
0.94%, 10/28/16†	1,000,000	1,005,089
Mexican Bonos
5.00%, 06/15/17(M)	21,500,000	1,680,982
Mexico Cetes
0.00%, 04/30/14(M)Ω†	80,000,000	611,090
0.00%, 05/29/14(M)Ω†	270,000,000	2,056,967
0.00%, 06/12/14(M)Ω†	250,000,000	1,902,053
0.00%, 06/26/14(M)Ω†	20,000,000	151,970
1.61%, 08/21/14+(M)Ω†	200,000,000	1,511,700
Petroleos Mexicanos
2.26%, 07/18/18†Δ	820,000	856,900
5.50%, 01/21/21Δ	1,400,000	1,536,500

		12,043,876

Netherlands — 0.3%
ABN AMRO Bank NV
1.04%, 10/28/16 144A†	600,000	603,975
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	121,000	123,075
ING Bank NV
3.75%, 03/07/17 144A	900,000	957,415
Volkswagen International Finance NV
0.86%, 04/01/14 144A†	1,200,000	1,200,000

		2,884,465

New Zealand — 0.1%
ANZ New Zealand International, Ltd.
1.13%, 03/24/16 144A	580,000	582,151
1.40%, 04/27/17 144AΔ	660,000	658,426

		1,240,577

Norway — 0.5%
SpareBank 1 Boligkreditt AS
2.63%, 05/26/17 144A	1,000,000	1,037,035

28	See Notes to Schedules of Investments.

	Par	Value
Statoil ASA
0.70%, 11/08/18†	$3,300,000	$3,323,232

		4,360,267

Panama — 0.0%
Carnival Corporation
1.20%, 02/05/16	310,000	312,003

Peru — 0.1%
BBVA Banco Continental SA
2.25%, 07/29/16 144AΔ	500,000	502,500

Qatar — 0.1%
Qatar Government International Bond
3.13%, 01/20/17 144AΔ	580,000	613,640

Slovenia — 0.1%
Slovenia Government Bond
4.38%, 04/02/14(E)	450,000	619,948

South Korea — 0.5%
Export-Import Bank of Korea
1.08%, 09/17/16†	800,000	806,531
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	3,096,965

		3,903,496

Spain — 0.1%
Instituto de Credito Oficial
1.13%, 04/01/16 144A	1,300,000	1,300,273

Switzerland — 0.6%
Credit Suisse NY
0.44%, 01/12/15†	4,900,000	4,900,000

United Kingdom — 0.7%
AXIS Specialty Finance PLC
2.65%, 04/01/19	600,000	599,807
Barclays Bank PLC
0.81%, 02/17/17†	890,000	893,169
2.50%, 02/20/19	1,470,000	1,474,250
HSBC Bank PLC
0.88%, 05/15/18 144A†	1,190,000	1,195,109
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18 144A	1,200,000	1,234,500
Rofin
1.97%, 08/16/46	483,391	811,026

		6,207,861

Virgin Islands (British) — 0.6%
CNOOC Finance 2013, Ltd.
1.13%, 05/09/16	4,800,000	4,800,974
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	359,616

		5,160,590

Total Foreign Bonds (Cost $88,954,954)		89,437,912

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.7%
Germany — 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	4,100,000	6,263,505

LOAN AGREEMENTS — 0.2%
Activision Blizzard, Inc. Term B Loan
3.25%, 10/11/20	720,375	719,655
FMG Resources August 2006 Proprietary, Ltd. Term Loan
4.25%, 06/30/19	845,750	851,848
H.J. Heinz Co. Bank Loan Term B2 Loan
3.50%,06/05/20	208,425	209,250

Total Loan Agreements (Cost $1,791,913)		1,780,753

MORTGAGE-BACKED SECURITIES — 20.7%
Adjustable Rate Mortgage Trust
3.71%, 03/25/37†	1,831,006	1,422,985
Alternative Loan Trust
6.00%, 10/25/32	21,165	20,644
American Home Mortgage Investment Trust
2.17%, 10/25/34†	415,198	413,823
American Home Mortgage Assets Trust
1.05%, 11/25/46†	948,834	512,940
Arran Residential Mortgages Funding PLC
1.69%, 11/19/47 144A†	1,327,859	1,344,229
Banc of America Commercial Mortgage Trust
5.45%, 01/15/49	224,604	224,398
5.60%, 06/10/49†	875,854	949,410
Banc of America Funding 2006 J Trust
2.81%, 01/20/47†	533,734	413,085
Banc of America Mortgage Trust
6.50%, 10/25/31	75,785	79,672
Bear Stearns Adjustable Rate Mortgage Trust
2.78%, 01/25/34†	303,919	305,123
3.07%, 07/25/34†	429,871	431,580
2.79%, 10/25/34†	96,365	95,788
2.56%, 03/25/35†	709,439	719,160
Bear Stearns Alt-A Trust
0.89%, 11/25/34†	231,598	229,686
Bear Stearns Commercial Mortgage Securities Trust
5.32%, 02/11/44	1,200,943	1,305,344
5.74%, 06/11/50	559,158	583,742
CD 2007-CD4 Commercial Mortgage Trust
5.37%, 12/11/49†	395,000	414,151
COMM 2006-C8 Mortgage Trust
5.31%, 12/10/46	1,160,000	1,257,408
COMM 2010-C1 Mortgage Trust
3.16%, 07/10/46 144A	1,223,186	1,253,961
COMM 2012-CCRE2 Mortgage Trust
3.77%, 08/15/45 IOΩ†	2,051,073	221,104
COMM 2013-CCRE11 Mortgage Trust
4.05%, 10/10/46 IOΩ†	5,992,597	473,265

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
COMM 2013-CCRE12 Mortgage Trust
2.90%, 10/10/46	$2,055,000	$2,118,607
COMM 2013-CCRE7 Mortgage Trust
3.85%, 03/10/46 IOΩ†	5,834,175	504,344
COMM 2013-FL3 Mortgage Trust
1.67%, 10/13/28 144A†	1,335,000	1,343,098
COMM 2013-SFS Mortgage Trust
1.87%, 04/12/35 144A	715,907	694,367
Commercial Mortgage Trust
5.74%, 12/10/49	2,185,387	2,434,112
Countrywide Home Loan Mortgage Pass-Through Trust
0.69%, 02/25/35†	183,476	171,868
Credit Suisse Commercial Mortgage Trust
5.97%, 09/15/39†	210,579	211,537
5.62%, 09/15/40†	553,481	590,739
6.03%, 02/15/41†	451,104	460,998
Crusade Global Trust
0.30%, 11/15/37†	1,666,436	1,649,800
CSMC Series 2011-1R
1.15%, 02/27/47 144A†	536,693	535,803
CSMC Trust 13-IVR3
1.55%, 05/25/43 144A†	638,480	584,658
CSMC Trust 2013-IVR2
1.55%, 04/25/43 144A†	1,264,544	1,160,587
DBRR 2011-C32 Trust
5.72%, 06/17/49 144A†	1,805,000	1,943,747
DBRR 2012- EZ1 Trust
0.95%, 09/25/45 144A	287,013	287,420
Del Coronado Trust 2013-DEL
0.96%, 03/15/26 144A†	530,000	528,219
Deutsche Alt-B Securities Mortgage Loan Trust
5.87%, 10/25/36 STEP	481,311	370,549
5.89%, 10/25/36 STEP	481,311	370,873
Fannie Mae Connecticut Avenue Securities
2.15%, 10/25/23†	1,194,073	1,216,271
1.75%, 01/25/24†	1,234,415	1,247,469
Fannie Mae Grantor Trust
3.31%, 02/25/32	89,801	91,992
FDIC 2010-R1 Trust
2.18%, 05/25/50 144A	818,759	822,311
FDIC Guaranteed Notes Trust
0.88%, 12/04/20 144A†	1,719,400	1,729,522
3.25%, 04/25/38 144A	462,717	476,294
0.70%, 02/25/48 144A†	236,875	236,993
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	165,983	176,032
5.00%, 02/01/19	199,985	212,061
5.00%, 12/01/19	370,063	392,481
5.50%, 05/01/22	1,203,343	1,291,801
2.48%, 07/01/27†	12,958	13,603
2.38%, 11/01/31†	54,134	57,612
2.38%, 04/01/32†	10,277	10,880
2.16%, 06/01/33†	945,609	1,001,042
2.38%, 10/01/34†	229,594	244,495
2.50%, 08/01/35†	826,659	881,404
2.02%, 09/01/35†	466,717	490,777
2.27%, 10/01/35†	706,946	756,210
2.20%, 04/01/36†	590,395	627,522
5.50%, 05/01/38	716,790	786,831
5.50%, 02/01/40	223,357	245,182
Federal Home Loan Mortgage Corporation REMIC
4.00%, 08/15/25 STEP	435,667	454,359
3.50%, 08/15/41	3,279,253	3,447,889
4.50%, 09/15/41	1,024,703	1,099,878
4.50%, 11/15/41	1,110,824	1,204,958
Federal National Mortgage Association
5.00%, 01/01/18	311,984	331,770
5.00%, 07/01/19	84,923	90,861
5.00%, 05/01/21	745,201	797,249
5.00%, 11/01/21	313,072	334,987
2.20%, 12/01/24 CONV†	19,311	19,729
9.00%, 05/01/25	8,600	8,636
9.00%, 07/01/25	21,571	21,660
3.00%, 04/01/27 TBA	8,900,000	9,141,969
2.50%, 04/17/27 TBA	2,385,000	2,383,137
2.50%, 12/01/27	2,956,677	2,957,359
2.50%, 02/01/28	349,587	350,338
2.50%, 03/01/28	268,691	269,268
2.50%, 04/01/28	2,598,653	2,602,057
2.00%, 04/16/28 TBA	1,800,000	1,751,625
2.50%, 05/01/28	3,013,256	3,016,905
2.34%, 09/01/31†	81,196	86,485
1.45%, 08/01/32†	816,287	852,197
5.50%, 10/01/32	436,896	482,884
2.29%, 12/01/32†	500,395	526,589
2.00%, 04/01/33†	166,298	177,749
2.16%, 06/01/33†	142,395	151,309
2.54%, 06/01/33†	63,197	67,066
2.55%, 10/01/33†	296,412	313,727
2.34%, 12/01/33†	106,337	112,410
2.95%, 03/01/34†	97,602	98,488
2.06%, 09/01/34†	187,505	198,039
2.07%, 09/01/34†	241,757	255,244
1.94%, 10/01/34†	250,673	262,988
2.11%, 10/01/34†	278,653	293,479
2.29%, 02/01/35†	334,704	357,723
2.33%, 09/01/35†	572,247	607,346
2.36%, 12/01/35†	21,738	23,017
3.50%, 04/01/41 TBA	2,300,000	2,411,406
4.00%, 04/01/41 TBA	5,900,000	6,132,312
1.33%, 08/01/42†	503,597	517,122
3.71%, 09/01/42†	1,689,003	1,773,939
2.50%, 04/11/43 TBA	3,000,000	2,775,937
1.33%, 07/01/44†	370,428	377,845
1.33%, 10/01/44†	270,196	275,717
Federal National Mortgage Association REMIC
4.00%, 11/25/19	87,925	92,060
4.00%, 06/25/26 STEP	768,121	806,003
0.70%, 09/25/41†	4,114,802	4,151,798
FHLMC Multifamily Structured Pass-Through Certificates
3.61%, 06/25/14	163,161	163,553
4.17%, 05/25/19 IOΩ†	5,305,424	409,157
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51	3,000,000	3,273,750

30	See Notes to Schedules of Investments.

	Par	Value
FHLMC Structured Pass-Through Securities
1.15%, 05/25/43†	$839,878	$859,643
1.53%, 07/25/44†	1,260,764	1,276,364
First Horizon Alternative Mortgage Securities Trust
2.21%, 06/25/34†	488,924	478,422
GE Capital Commercial Mortgage Corporation
5.48%, 12/10/49†	1,014,857	1,100,516
GMAC Commercial Mortgage Securities, Inc.
5.23%, 11/10/45†	1,382,523	1,467,991
Government National Mortgage Association
1.63%, 06/20/17†	4,259	4,427
2.00%, 06/20/21†	3,394	3,543
1.63%, 03/20/22†	203,030	211,015
1.63%, 01/20/23†	29,945	31,124
1.63%, 05/20/24†	58,971	61,334
1.63%, 07/20/25†	75,326	78,266
1.63%, 08/20/25†	19,809	20,582
1.63%, 11/20/25†	62,689	65,343
1.63%, 12/20/26†	84,077	87,639
1.63%, 07/20/27†	1,997	2,072
1.63%, 10/20/27†	33,520	34,941
8.50%, 10/15/29	24,948	25,925
0.76%, 02/16/30†	107,717	108,734
8.50%, 03/15/30	878	882
8.50%, 04/15/30	5,259	5,436
8.50%, 05/15/30	66,380	70,713
1.63%, 05/20/30†	52,798	54,920
8.50%, 06/15/30	6,365	6,532
8.50%, 07/15/30	53,279	58,622
8.50%, 08/15/30	15,634	17,651
8.50%, 09/15/30	1,708	1,725
8.50%, 11/15/30	8,616	9,283
8.50%, 12/15/30	29,906	34,391
8.50%, 02/15/31	17,532	18,701
0.46%, 03/20/37†	880,808	881,599
0.46%, 05/20/37†	377,980	377,629
Granite Master Issuer PLC
0.24%, 12/20/54†	1,387,154	1,376,989
0.30%, 12/20/54 144A†	695,003	690,303
Granite Mortgages 03-3 PLC
0.68%, 01/20/44(E)†	158,418	217,340
Granite Mortgages 04-1 PLC
0.84%, 03/20/44(U)†	373,379	618,397
Granite Mortgages 04-2 PLC
0.84%, 06/20/44(U)†	1,448,576	2,399,643
GreenPoint Mortgage Funding Trust
0.33%, 01/25/37†	747,584	539,780
0.42%, 11/25/45†	205,781	159,588
GS Mortgage Securities Trust
5.82%, 08/10/45†	290,769	319,028
GSR Mortgage Loan Trust
2.77%, 09/25/34†	489,181	466,339
2.65%, 09/25/35†	416,643	420,752
HarborView Mortgage Loan Trust
2.72%, 12/19/35†	3,844	3,546
Hilton USA Trust 2013-HLF
1.16%, 11/05/30 144A†	1,220,000	1,221,308
Hilton USA Trust 2013-HLT
4.41%, 11/05/30 144A	825,000	839,396
4.45%, 11/05/30 144A†	975,000	985,288
Holmes Master Issuer PLC
1.59%, 10/15/54 144A†	172,098	172,577
1.64%, 10/15/54†	306,186	306,302
1.64%, 10/15/54 144A†	502,607	502,822
1.79%, 10/15/54†	629,078	633,797
1.79%, 10/15/54 144A†	449,976	453,576
1.89%, 10/15/54 144A†	1,334,371	1,350,712
2.27%, 10/15/54(U)†	936,471	1,580,005
IndyMac INDX Mortgage Loan Trust
0.42%, 06/25/37†	496,560	243,336
0.34%, 09/25/46†	822,846	701,112
JP Morgan Chase Commercial Mortgage Securities Trust
5.34%, 08/12/37†	1,062,600	1,095,192
5.43%, 06/12/47†	1,496,668	1,637,949
5.70%, 02/12/49†	779,266	866,471
5.85%, 02/15/51†	1,359,732	1,526,811
JP Morgan Mortgage Trust
3.32%, 02/25/35†	113,785	117,193
2.50%, 03/25/43 144A†	567,522	556,177
JPMBB Commercial Mortgage Securities Trust
3.88%, 01/15/47 IOΩ†	4,140,000	282,290
Lanark Master Issuer PLC
1.64%, 12/22/54 144A†	796,200	809,341
LB-UBS Commercial Mortgage Trust
5.42%, 02/15/40	1,215,000	1,333,497
6.11%, 07/15/40†	455,000	503,270
6.15%, 09/15/45†	1,600,000	1,824,075
Luminent Mortgage Trust
0.32%, 12/25/36†	850,768	655,847
MASTR Adjustable Rate Mortgages Trust
2.83%, 12/25/33†	313,376	314,325
Merrill Lynch Floating Trust
0.73%, 07/09/21 144A†	117,326	117,189
Merrill Lynch Mortgage Investors Trust
2.15%, 12/25/34†	578,501	598,898
2.14%, 02/25/36†	654,363	633,201
Morgan Stanley Bank of America Merrill Lynch Trust
4.23%, 08/15/45 IO 144AΩ†	9,647,517	882,825
4.06%, 11/15/46 IOΩ†	4,987,324	396,240
Morgan Stanley Capital I Trust
5.41%, 03/15/44	1,090,000	1,186,838
Morgan Stanley Re-REMIC Trust
2.50%, 03/23/51 144A	146,971	149,176
1.00%, 03/27/51 144A	374,256	375,649
Motel 6 Trust
1.50%, 10/05/25 144A	355,345	353,746
1.95%, 10/05/25 144A	1,695,000	1,679,259
National RMBS Trust
3.74%, 06/20/44(A)†	655,690	617,131
NCUA Guaranteed Notes Trust
1.84%, 10/07/20	102,636	103,481
0.72%, 12/08/20†	3,172,926	3,199,204
0.70%, 03/09/21	2,077,425	2,087,365

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Opteum Mortgage Acceptance Corporation Trust
0.43%, 11/25/35†	$33,216	$33,188
Progress 2007-1G Trust
0.38%, 08/19/38 144A†	287,358	285,308
Provident Funding Mortgage Loan Trust
2.51%, 04/25/34†	673,497	679,194
RALI Series 2003-QS1 Trust
0.55%, 01/25/33†	81,534	79,533
RCMC LLC
5.62%, 11/15/44 144A	494,072	506,373
Residential Asset Securitization Trust
0.45%, 05/25/35†	51,933	51,871
RFMSI Series 2003-S9 Trust
6.50%, 03/25/32	16,960	17,779
Selkirk No. 1, Ltd.
1.33%, 02/20/41 144A@	3,001,960	2,993,287
Sequoia Mortgage Trust
2.87%, 01/25/42†	777,202	784,106
3.50%, 04/25/42†	737,113	751,632
1.45%, 02/25/43†	833,384	797,267
1.55%, 04/25/43†	836,983	769,213
SMHL Global Fund
0.47%, 06/12/40(E)†	359,270	494,153
Springleaf Mortgage Loan Trust
2.22%, 10/25/57 144A†	383,792	389,068
1.27%, 06/25/58 144A†	1,101,303	1,094,792
1.57%, 12/25/59 144A†	527,456	527,165
1.78%, 12/25/65 144A†	546,407	545,468
STRIPs 2012-1, Ltd.
1.50%, 12/25/44 144A	488,036	483,156
Structured Adjustable Rate Mortgage Loan Trust
2.48%, 08/25/34†	780,270	777,008
0.45%, 09/25/34†	147,987	130,550
Structured Agency Credit Risk Debt Notes
1.60%, 11/25/23†	900,549	904,908
Structured Asset Mortgage Investments II Trust
2.02%, 10/19/34†	386,093	314,840
0.41%, 07/19/35†	134,634	122,963
0.43%, 02/25/36†	662,833	517,090
Talisman-6 Finance PLC
0.46%, 10/22/16(E)†	682,952	902,063
TBW Mortgage Backed Trust
6.01%, 07/25/37 STEP	441,269	330,164
Torrens Trust
3.58%, 04/12/44(A)†	2,631,591	2,439,325
UBS-Barclays Commercial Mortgage Trust
3.75%, 05/10/63 IO 144AΩ†	6,491,774	561,548
Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/45†	1,233,762	1,304,723
5.72%, 06/15/49†	1,090,291	1,200,222
Washington Mutual Mortgage Pass-Through Certificates
2.22%, 02/25/37†	601,963	492,348
4.43%, 05/25/37†	719,031	593,228
2.26%, 07/25/37†	1,705,847	1,428,507
1.53%, 06/25/42†	22,230	20,861
0.46%, 01/25/45†	769,999	742,760
1.11%, 06/25/46†	1,274,978	1,248,621
0.87%, 01/25/47†	723,295	588,716
0.97%, 05/25/47 IO†	492,831	54,755
Wells Fargo Mortgage-Backed Securities 2004-EE Trust
2.61%, 12/25/34†	537,490	549,160
WF-RBS Commercial Mortgage Trust
3.50%, 08/15/45 IO 144AΩ†	3,655,819	414,829
3.98%, 11/15/45 IO 144AΩ†	6,235,189	756,098
0.00%, 03/15/47 IOΩ†	5,750,000	524,239

Total Mortgage-Backed Securities (Cost $178,004,510)		175,716,202

MUNICIPAL BONDS — 0.1%
Florida Hurricane Catastrophe Fund Finance Corporation, Series A, Revenue Bond
1.30%, 07/01/16	720,000	728,813
North Texas Higher Education Authority, Inc. Taxable Student Loan, Revenue Bond, Series 1
1.35%, 04/01/40†	338,007	343,422
State of California, General Obligation
5.10%, 08/01/14	40,000	40,640

Total Municipal Bonds (Cost $1,098,227)		1,112,875

	Notional Amount
PURCHASED OPTIONS — 0.0%
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 3.45%, Expires 09/21/15 (RBS) (Cost $151,446)	$1,900,000	186,047

	Par
U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bills
0.05%, 04/10/14	$2,800,000	2,799,961
0.08%, 08/14/14	418,000	417,912

		3,217,873

U.S. Treasury Floating Rate Note
0.10%, 01/31/16†	6,500,000	6,496,496

U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/16	5,000,000	5,444,780
1.13%, 01/15/21Δ	5,010,000	5,691,014
0.13%, 01/15/22Δ	11,000,000	11,146,833
0.13%, 07/15/22	3,700,000	3,689,220
0.13%, 01/15/23Δ	1,300,000	1,275,636

		27,247,483

U.S. Treasury Notes
0.38%, 04/15/15Δ	3,500,000	3,508,477
0.25%, 05/15/15Δ	8,690,000	8,700,185

32	See Notes to Schedules of Investments.

	Par	Value
0.38%, 06/30/15Δ‡‡	$840,000	$842,264
0.38%, 08/31/15Δ	9,721,000	9,745,682
0.25%, 10/15/15	2,700,000	2,700,105
0.25%, 10/31/15Δ	37,492,000	37,486,151
0.25%, 12/15/15	640,000	639,375
0.38%, 01/15/16Δ	5,000,000	5,002,930
0.38%, 02/15/16Δ	6,700,000	6,700,395
0.25%, 02/29/16Δ	8,100,000	8,079,118
2.13%, 02/29/16	4,772,000	4,930,168
0.38%, 03/15/16Δ	8,200,000	8,195,195
2.25%, 03/31/16	4,400,000	4,558,985
0.25%, 05/15/16	11,160,000	11,102,894
0.50%, 06/15/16	6,640,000	6,636,627
0.63%, 07/15/16Δ	18,250,000	18,274,948
0.88%, 09/15/16	8,765,000	8,814,645
0.75%, 01/15/17Δ	3,390,000	3,385,234
0.63%, 02/15/17	610,000	606,164
0.88%, 04/30/17	3,500,000	3,492,618
0.63%, 04/30/18Δ	7,800,000	7,556,250
1.75%, 10/31/20Δ	2,000,000	1,942,188
2.13%, 01/31/21	3,200,000	3,168,998
3.63%, 02/15/21	600,000	652,781

		166,722,377

Total U.S. Treasury Obligations (Cost $204,860,006)		203,684,229

	Shares
MONEY MARKET FUNDS — 15.0%
GuideStone Money Market Fund (GS4 Class)¥	41,291,629	41,291,629
Northern Institutional Liquid Assets Portfolio§	85,984,506	85,984,506

Total Money Market Funds (Cost $127,276,135)		127,276,135

	Par
REPURCHASE AGREEMENTS — 13.4%
Barclays Capital, Inc.
0.06% (dated 04/01/14, due 04/02/14, repurchase price $13,400,022, collateralized by U.S. Treasury Inflationary Index Bond, 1.750%, due 01/15/28, total market value $13,631,116)	$13,400,000	13,400,000
0.07% (dated 03/31/14, due 04/01/14, repurchase price $21,000,041, collateralized by U.S. Treasury Inflationary Index Bond, 1.750%, due 01/15/28, total market value $21,352,107)	21,000,000	21,000,000
Citigroup Global Markets, Inc.
0.06% (dated 04/01/14, due 04/02/14, repurchase price $33,300,056, collateralized by U.S. Treasury Note, 1.000%, due 05/31/18, total market value $33,992,063)	33,300,000	33,300,000
Citigroup Global Markets, Inc.
0.07% (dated 03/31/14, due 04/01/14, repurchase price $24,900,048, collateralized by U.S. Treasury Note, 1.000%, due 05/31/18, total market value $25,420,151)	24,900,000	24,900,000
JPMorgan Securities, Inc.
0.06% (dated 04/01/14, due 04/02/14, repurchase price $9,800,016, collateralized by U.S. Treasury Note, 0.625%, due 11/15/16, total market value $10,022,131)	9,800,000	9,800,000
RBS Securities, Inc.
0.07% (dated 03/31/14, due 04/01/14, repurchase price $11,800,023, collateralized by U.S. Treasury Note, 3.125%, due 05/15/21, total market value $12,001,364)	11,800,000	11,800,000

Total Repurchase Agreements (Cost $114,200,000)		114,200,000

TOTAL INVESTMENTS — 119.7% (Cost $1,018,719,522)		1,017,732,253

	Notional Amount
WRITTEN OPTIONS — 0.0%
Call Swaption — 0.0%
3-Month LIBOR, Strike Price 1.70%, Expires 05/06/14 (GSC)	$(8,600,000)	(1,062)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 1.20%, Expires 09/03/14 (DEUT)	(17,500,000)	(22,082)
3-Month LIBOR, Strike Price 2.40%, Expires 05/04/14 (GSC)	(8,600,000)	(4,881)
3-Month LIBOR, Strike Price 2.50%, Expires 09/21/15 (RBS)	(8,000,000)	(228,382)
3-Month LIBOR, Strike Price 4.25%, Expires 07/28/14 (RBC)	(17,700,000)	(63,880)

		(319,225)

Total Written Options (Premiums received $(418,390))		(320,287)

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
SECURITY SOLD SHORT — (0.4)%
U.S. Treasury Notes
1.50%, 08/31/18 (Cost $(3,087,611))	$(3,100,000)	$(3,094,671)

TBA SALE COMMITMENTS — (2.1)%
Federal Home Loan Mortgage Corporation
5.50%, 01/01/39 TBA	(3,000,000)	(3,299,062)
Federal National Mortgage Association
2.50%, 04/17/27 TBA	(1,000,000)	(999,219)
5.50%, 04/01/38 TBA	(7,000,000)	(7,729,805)
3.50%, 04/01/41 TBA	(4,000,000)	(4,023,750)
3.00%, 04/01/43 TBA	(2,000,000)	(1,930,312)

Total TBA Sale Commitments (Cost $(17,954,648))		(17,982,148)

Liabilities in Excess of Other Assets — (17.2)%		(146,089,883)

NET ASSETS — 100.0%		$850,245,264

34	See Notes to Schedules of Investments.

Swap agreements outstanding at March 31, 2014:

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Barclays Bank PLC, 1.551% due 10/27/15	0.63%	1.00%	12/20/17	GSC	EUR	$1,200,000	$23,123	$(36,732)	$59,855

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones iTraxx	(1.00)%	06/20/17	CME	EUR	$1,100,000	$(28,399)	$(2,971)	$(25,428)
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	5,615,606	56,148	764,908	(708,760)

					$6,715,606	$27,749	$761,937	$(734,188)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HKSB	BRL	$3,800,000	$43,148	$3,697	$39,451
Brazil CETIP Interbank Deposit	7.55%	01/02/15	GSC	BRL	3,800,000	(55,567)	(5,192)	(50,375)
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HSBC	BRL	3,200,000	(30,948)	5,571	(36,519)
Brazil CETIP Interbank Deposit	8.27%	01/02/15	MSCS	BRL	2,500,000	(24,811)	(3,096)	(21,715)
Brazil CETIP Interbank Deposit	8.56%	01/02/15	UBS	BRL	2,200,000	(17,769)	57	(17,826)
Brazil CETIP Interbank Deposit	7.62%	01/02/15	DEUT	BRL	1,100,000	(15,502)	(1,299)	(14,203)
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	1,000,000	(5,910)	5,742	(11,652)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	600,000	(7,269)	(42)	(7,227)
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	400,000	3,677	143	3,534
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	200,000	(399)	338	(737)
Brazil CETIP Interbank Deposit	8.59%	01/02/17	BAR	BRL	12,100,000	(395,225)	14,795	(410,020)
Brazil CETIP Interbank Deposit	8.94%	01/02/17	CS	BRL	2,400,000	(68,000)	(1,046)	(66,954)
Brazil CETIP Interbank Deposit	8.59%	01/02/17	UBS	BRL	1,200,000	(40,573)	(1,097)	(39,476)
Brazil CETIP Interbank Deposit	8.49%	01/02/17	BNP	BRL	900,000	(29,379)	—	(29,379)
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	1,500,000	111,427	(3,763)	115,190
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,000,000	74,303	(2,233)	76,536
6-Month BBR BBSW Index	3.75%	12/11/18	CME	AUD	3,600,000	26,238	(8,057)	34,295
MXN-TIIE-Banxico	7.50%	06/02/21	UBS	MXN	300,000	1,865	738	1,127
6-Month BBR BBSW Index	3.75%	03/15/23	CME	AUD	2,600,000	(93,239)	(16,958)	(76,281)
6-Month BBR BBSW Index	3.75%	03/15/23	CME	AUD	1,800,000	21,551	2,257	19,294
6-Month BBR BBSW Index	4.25%	03/15/23	CME	AUD	200,000	312	1,093	(781)
6-Month BBR BBSW Index	4.00%	03/15/23	CME	AUD	100,000	(1,713)	(708)	(1,005)
3-Month LIBOR	2.65%	07/31/23	CME	USD	5,300,000	(26,426)	—	(26,426)
6-Month BBR BBSW Index	4.25%	12/11/23	CME	AUD	1,300,000	(6,738)	8,852	(15,590)
3-Month LIBOR	4.50%	06/19/24	CME	USD	47,300,000	782,702	624,031	158,671
6-Month EURIBOR	2.00%	09/17/24	CME	EUR	800,000	11,265	3,578	7,687
3-Month LIBOR	3.50%	12/18/43	CME	USD	20,400,000	(38,776)	1,147,410	(1,186,186)

					$121,600,000	$218,244	$1,774,811	$(1,556,567)

Total Swap agreements outstanding at March 31, 2014					$129,515,606	$269,116	$2,500,016	$(2,230,900)

See Notes to Schedules of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$1,612,385	$—	$1,612,385	$—
Asset-Backed Securities	85,236,834	—	79,920,495	5,316,339
Corporate Bonds	211,225,376	—	207,894,298	3,331,078
Foreign Bonds:
Australia	6,325,851	—	4,807,063	1,518,788
Bermuda	2,213,734	—	2,213,734	—
Brazil	2,156,343	—	2,156,343	—
Canada	3,775,290	—	3,775,290	—
Cayman Islands	3,247,480	—	3,247,480	—
Chile	4,918,226	—	4,918,226	—
Colombia	219,975	—	219,975	—
Costa Rica	505,625	—	505,625	—
France	10,042,503	—	10,042,503	—
Germany	3,732,059	—	3,732,059	—
Iceland	908,418	—	908,418	—
Italy	2,309,278	—	2,309,278	—
Japan	4,413,384	—	4,413,384	—
Luxembourg	620,250	—	620,250	—
Mexico	12,043,876	—	10,532,176	1,511,700
Netherlands	2,884,465	—	2,884,465	—
New Zealand	1,240,577	—	1,240,577	—
Norway	4,360,267	—	4,360,267	—
Panama	312,003	—	312,003	—
Peru	502,500	—	502,500	—
Qatar	613,640	—	613,640	—
Slovenia	619,948	—	619,948	—
South Korea	3,903,496	—	3,903,496	—
Spain	1,300,273	—	1,300,273	—
Switzerland	4,900,000	—	4,900,000	—
United Kingdom	6,207,861	—	6,207,861	—
Virgin Islands (British)	5,160,590	—	5,160,590	—
Foreign Government Inflation-Linked Bond	6,263,505	—	6,263,505	—
Loan Agreements	1,780,753	—	1,780,753	—
Money Market Funds	127,276,135	127,276,135	—	—
Mortgage-Backed Securities	175,716,202	—	164,475,172	11,241,030
Municipal Bonds	1,112,875	—	1,112,875	—
Purchased Options	186,047	—	186,047	—
Repurchase Agreements	114,200,000	—	114,200,000	—
U.S. Treasury Obligations	203,684,229	—	203,684,229	—

Total Assets — Investments in Securities	$1,017,732,253	$127,276,135	$867,537,183	$22,918,935

Other Financial Instruments***
Futures Contracts	$189,764	$189,764	$—	$—
Swap Agreements	269,116	—	269,116	—

Total Assets — Other Financial Instruments	$458,880	$189,764	$269,116	$—

36	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Security Sold Short	$(3,094,671)	$—	$(3,094,671)	$—
TBA Sale Commitments	(17,982,148)	—	(17,982,148)	—
Written Options	(320,287)	—	(320,287)	—

Total Liabilities — Investments in Securities	$(21,397,106)	$—	$(21,397,106)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(489,304)	$—	$(489,304)	$—

Total Liabilities — Other Financial Instruments	$(489,304)	$—	$(489,304)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and written option are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities	Written Option
Balance, 12/31/13	$20,265,191	$3,881,837	$3,442,534	$1,544,292	$11,548,393	$(151,865)
Accrued discounts/premiums	(3,442)	55	(8,612)	6,994	(1,879)	—
Realized gain (loss)	(2,095)	74	(7,082)	(12,844)	(20,012)	37,769
Change in unrealized appreciation (depreciation)	1,849,628	23,570	30,881	1,562,327	77,654	155,196
Purchases	3,193,864	3,193,864	—	—	—	—
Sales	(367,137)	(107,551)	—	(70,281)	(148,205)	(41,100)
Transfers in to Level 3(1)	453,576	—	—	—	453,576	—
Transfers out of Level 3(2)	(1,534,267)	(1,534,267)	—	—	—	—
Maturities	—	—	—	—	—	—
Paydowns	(936,383)	(141,243)	(126,643)	—	(668,497)	—

Balance, 03/31/14	$22,918,935	$5,316,339	$3,331,078	$3,030,488	$11,241,030	$—

(1)

Transfers in to Level 3 represent the value of a security at March 31, 2014 that was transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2014 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.6%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$453,808
Federal Home Loan Bank
0.05%, 04/30/14	5,100,000	5,099,960
3.00%, 09/10/21	800,000	827,549
3.38%, 12/08/23	200,000	205,023
Federal Home Loan Mortgage Corporation
2.38%, 01/13/22Δ	1,300,000	1,275,579
Federal National Mortgage Association
2.70%, 10/09/19	1,570,000	1,353,403
6.25%, 05/15/29	500,000	659,208
6.63%, 11/15/30Δ	1,170,000	1,612,153
Tennessee Valley Authority
3.88%, 02/15/21Δ	1,000,000	1,079,465
5.25%, 09/15/39	350,000	397,795
4.63%, 09/15/60Δ	200,000	196,555

Total Agency Obligations (Cost $13,067,221)		13,160,498

ASSET-BACKED SECURITIES — 2.3%
Access Group, Inc.
1.54%, 10/27/25†	979,616	987,001
Amortizing Residential Collateral Trust
0.84%, 01/01/32†	28,339	24,752
Asset-Backed Securities Corporation Home Equity Loan Trust
0.43%, 09/25/34†	100,496	99,674
Avis Budget Rental Car Funding AESOP LLC
2.80%, 05/20/18 144A	550,000	568,801
1.92%, 09/20/19 144A	160,000	158,345
2.97%, 02/20/20 144A	160,000	164,393
2.46%, 07/20/20 144A	150,000	149,629
Bayview Financial Acquisition Trust
0.83%, 02/28/44†	179,169	177,250
Bear Stearns Asset-Backed Securities Trust
6.00%, 10/25/36	1,762,175	1,441,459
6.50%, 10/25/36	2,739,297	2,324,305
Brazos Higher Education Authority
0.34%, 09/25/23†	33,250	33,240
College Loan Corporation Trust
0.43%, 04/25/24†	500,000	480,294
0.33%, 10/25/25†	300,772	300,121
CWHEQ Revolving Home Equity Loan Trust
0.40%, 12/15/35†	348,629	296,536
0.30%, 07/15/36†	569,152	446,316
Education Funding Capital Trust IV
2.00%, 06/15/43Ω†	700,000	573,845
EMC Mortgage Loan Trust
0.70%, 11/25/41 144A†	46,362	45,675
Financial Asset Securities Corporation AAA Trust
0.56%, 02/27/35 144A†	952,043	710,300
GMACM Home Equity Loan Trust
6.86%, 09/25/37†	155,378	160,875
7.00%, 09/25/37†	91,558	89,405
Hertz Vehicle Financing LLC
1.83%, 08/25/19 144A	210,000	207,187
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	765,510
Panhandle-Plains Higher Education Authority, Inc.
1.36%, 10/01/35†	580,216	591,036
Provident Home Equity Loan Trust
0.69%, 08/25/31†	89,979	58,498
RAMP Series 2004-RZ1 Trust
0.63%, 03/25/34†	321,438	310,096
Salomon Brothers Mortgage Securities VII, Inc.
0.63%, 03/25/28†	15,624	15,299
SLM Private Education Loan Trust
3.41%, 05/16/44 144A†	985,931	1,049,735
SLM Student Loan EDC Repackaging Trust
3.50%, 10/28/29+ 144A	488,835	481,297
SLM Student Loan Trust
1.74%, 04/25/23†	4,164,386	4,296,447
0.98%, 12/15/25 144A†	400,000	399,996
0.36%, 01/25/27†	900,000	884,415
Structured Asset Investment Loan Trust
0.99%, 08/25/34†	401,474	393,811

Total Asset-Backed Securities (Cost $19,299,258)		18,685,543

CORPORATE BONDS — 19.4%
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	40,017
AbbVie, Inc.
1.75%, 11/06/17	520,000	522,096
2.90%, 11/06/22Δ	320,000	308,637
Access Midstream Partners LP
5.88%, 04/15/21Δ	330,000	353,100
AES Corporation
4.88%, 05/15/23Δ	80,000	76,800
AIG Life Holdings, Inc.
8.50%, 07/01/30	250,000	326,117
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	525,000	501,693
American Express Co.
6.80%, 09/01/66†	1,320,000	1,451,274
American Express Credit Corporation
5.13%, 08/25/14Δ	160,000	163,001
American Honda Finance Corporation
1.00%, 08/11/15 144A	480,000	482,945
American International Group, Inc.
2.38%, 08/24/15	175,000	178,573
5.60%, 10/18/16	600,000	664,893
8.25%, 08/15/18 144A	200,000	250,472
6.40%, 12/15/20Δ	150,000	178,966
6.25%, 03/15/87	380,000	400,900

38	See Notes to Schedules of Investments.

	Par	Value
American Tower Corporation REIT
3.40%, 02/15/19	$775,000	$795,059
Anadarko Petroleum Corporation
6.38%, 09/15/17	50,000	57,286
Arch Coal, Inc.
7.25%, 06/15/21Δ	500,000	380,000
Arizona Public Service Co.
8.75%, 03/01/19	525,000	672,199
Ashland, Inc.
4.75%, 08/15/22	250,000	246,562
AT&T, Inc.
2.50%, 08/15/15Δ	540,000	553,605
2.95%, 05/15/16	425,000	442,813
4.45%, 05/15/21	80,000	86,585
3.88%, 08/15/21Δ	200,000	208,933
4.35%, 06/15/45	102,000	90,385
Avon Products, Inc.
4.60%, 03/15/20Δ	525,000	534,380
Axiall Corporation
4.88%, 05/15/23 144AΔ	50,000	49,250
Baker Hughes, Inc.
7.50%, 11/15/18Δ	710,000	873,380
Ball Corporation
5.00%, 03/15/22Δ	915,000	942,450
4.00%, 11/15/23Δ	80,000	75,200
Bank of America Corporation
6.05%, 05/16/16	275,000	300,728
0.50%, 10/14/16†Δ	1,200,000	1,192,649
3.88%, 03/22/17Δ	130,000	138,762
5.70%, 05/02/17	1,100,000	1,224,343
5.75%, 12/01/17	1,890,000	2,141,538
5.65%, 05/01/18Δ	700,000	792,033
2.60%, 01/15/19Δ	450,000	452,281
2.65%, 04/01/19	825,000	828,595
5.88%, 01/05/21	150,000	173,314
5.00%, 05/13/21Δ	20,000	22,086
4.13%, 01/22/24Δ	1,525,000	1,545,278
4.00%, 04/01/24	8,745,000	8,752,564
5.00%, 01/21/44Δ	660,000	676,414
4.88%, 04/01/44	330,000	332,807
Barrick North America Finance LLC
4.40%, 05/30/21	600,000	605,497
Bear Stearns Cos. LLC
5.70%, 11/15/14	1,000,000	1,032,245
6.40%, 10/02/17	1,200,000	1,386,114
Berkshire Hathaway, Inc.
3.20%, 02/11/15Δ	280,000	286,953
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	256,944
Boeing Co.
4.88%, 02/15/20Δ	50,000	56,074
6.63%, 02/15/38	210,000	281,592
Calpine Corporation
7.88%, 01/15/23 144AΔ	620,000	697,500
Capital One Financial Corporation
1.00%, 11/06/15	325,000	325,589
Caterpillar, Inc.
3.80%, 08/15/42	225,000	200,630
Catholic Health Initiatives
4.35%, 11/01/42	40,000	36,741
CCO Holdings LLC
5.25%, 09/30/22	250,000	247,812
Chesapeake Energy Corporation
6.13%, 02/15/21	220,000	240,900
5.75%, 03/15/23Δ	70,000	74,462
Chubb Corporation
6.38%, 03/29/67†	375,000	418,125
Cigna Corporation
2.75%, 11/15/16Δ	225,000	234,578
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	315,996
Citigroup, Inc.
5.13%, 05/05/14	69,000	69,288
5.00%, 09/15/14	500,000	509,740
6.01%, 01/15/15	101,000	105,291
5.50%, 02/15/17Δ	1,160,000	1,281,292
0.78%, 03/10/17†	4,900,000	4,892,253
6.13%, 11/21/17	1,205,000	1,380,884
3.38%, 03/01/23	175,000	169,555
3.50%, 05/15/23Δ	260,000	245,768
5.50%, 09/13/25Δ	290,000	309,568
6.68%, 09/13/43Δ	60,000	70,506
5.35%, 04/29/49†	180,000	167,701
5.95%, 07/29/49†Δ	170,000	166,387
Clean Harbors, Inc.
5.25%, 08/01/20Δ	195,000	201,825
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	400,000	402,407
4.80%, 10/01/20Δ	130,000	127,821
4.88%, 04/01/21Δ	20,000	19,509
Comcast Corporation
5.70%, 05/15/18Δ	1,250,000	1,436,858
6.95%, 08/15/37Δ	70,000	91,222
6.55%, 07/01/39	30,000	37,575
Compass Bank
5.50%, 04/01/20	275,000	291,805
Concho Resources, Inc.
5.50%, 10/01/22	260,000	272,350
5.50%, 04/01/23	30,000	31,350
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	293,999
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	134,800	142,888
Cox Communications, Inc.
5.45%, 12/15/14Δ	69,000	71,331
6.95%, 06/01/38 144A	10,000	11,368
Crown Americas LLC
4.50%, 01/15/23	550,000	528,000
Crown Castle International Corporation REIT
5.25%, 01/15/23Δ	425,000	434,031
CVS Caremark Corporation
2.75%, 12/01/22	500,000	472,558
CVS Pass-Through Trust
6.94%, 01/10/30	758,020	897,730
D.R. Horton, Inc.
4.38%, 09/15/22Δ	550,000	541,750
Daimler Finance North America LLC
1.30%, 07/31/15 144A	640,000	644,673
DDR Corporation REIT
4.63%, 07/15/22	400,000	419,848

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	$325,302	$382,230
Devon Energy Corporation
3.25%, 05/15/22Δ	90,000	88,799
5.60%, 07/15/41	230,000	255,655
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	81,836
DISH DBS Corporation
6.63%, 10/01/14Δ	30,000	30,825
7.75%, 05/31/15	200,000	214,750
5.88%, 07/15/22	360,000	385,200
Eaton Corporation
1.50%, 11/02/17Δ	180,000	179,289
2.75%, 11/02/22Δ	650,000	616,473
4.15%, 11/02/42Δ	200,000	187,543
Ecolab, Inc.
3.00%, 12/08/16	275,000	288,351
4.35%, 12/08/21Δ	100,000	107,776
El Paso LLC
7.00%, 06/15/17	710,000	804,669
7.80%, 08/01/31Δ	750,000	801,166
Energy Transfer Partners LP
3.26%, 11/01/66†	700,000	644,000
Enterprise Products Operating LLC
5.70%, 02/15/42Δ	220,000	245,106
8.38%, 08/01/66†	475,000	535,256
7.03%, 01/15/68†	475,000	538,390
Equinix, Inc.
7.00%, 07/15/21	450,000	503,438
ERP Operating LP REIT
4.63%, 12/15/21	250,000	270,699
Exelon Corporation
5.63%, 06/15/35	655,000	705,304
Express Scripts Holding, Co.
3.50%, 11/15/16Δ	1,020,000	1,080,651
2.65%, 02/15/17Δ	250,000	258,721
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	286,758
FirstEnergy Corporation
2.75%, 03/15/18Δ	120,000	119,747
4.25%, 03/15/23Δ	490,000	476,143
7.38%, 11/15/31	770,000	886,756
Florida Power & Light Co.
3.80%, 12/15/42	525,000	485,927
Ford Motor Co.
4.75%, 01/15/43	420,000	407,715
Ford Motor Credit Co., LLC
1.33%, 08/28/14†	700,000	702,780
5.63%, 09/15/15Δ	3,100,000	3,305,629
8.00%, 12/15/16Δ	1,300,000	1,523,482
5.00%, 05/15/18	225,000	248,572
5.88%, 08/02/21	575,000	662,618
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18Δ	80,000	79,845
3.10%, 03/15/20Δ	230,000	224,049
3.55%, 03/01/22Δ	330,000	315,693
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17Δ	250,000	281,725
Frontier Communications Corporation
8.50%, 04/15/20Δ	200,000	233,500
GE Capital Trust I
6.38%, 11/15/67†Δ	321,000	353,902
General Electric Capital Corporation
1.63%, 07/02/15	1,170,000	1,186,268
6.00%, 08/07/19Δ	1,850,000	2,174,357
4.38%, 09/16/20Δ	330,000	358,929
5.88%, 01/14/38	150,000	177,441
General Electric Co.
0.85%, 10/09/15	210,000	211,029
4.50%, 03/11/44	100,000	101,971
General Motors Financial Co., Inc.
2.75%, 05/15/16	90,000	91,404
3.25%, 05/15/18	70,000	70,875
4.25%, 05/15/23Δ	80,000	79,200
Genworth Holdings, Inc.
7.70%, 06/15/20Δ	100,000	122,149
7.20%, 02/15/21Δ	175,000	209,884
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18Δ	380,000	436,381
Glencore Funding LLC
2.50%, 01/15/19 144A	400,000	386,686
Goldman Sachs Capital II
4.00%, 12/29/49†Δ	60,000	46,500
Goldman Sachs Group, Inc.
6.00%, 05/01/14	90,000	90,398
5.75%, 10/01/16Δ	1,900,000	2,106,610
5.95%, 01/18/18	1,000,000	1,133,460
1.34%, 11/15/18†	4,500,000	4,545,540
6.00%, 06/15/20Δ	460,000	528,917
5.25%, 07/27/21	110,000	121,956
4.00%, 03/03/24	900,000	897,830
6.75%, 10/01/37Δ	40,000	45,964
6.25%, 02/01/41Δ	550,000	655,396
HCA, Inc.
6.50%, 02/15/16Δ	686,000	746,025
7.88%, 02/15/20	125,000	133,375
7.69%, 06/15/25Δ	250,000	268,125
HCP, Inc. REIT
6.00%, 01/30/17	300,000	337,696
2.63%, 02/01/20	300,000	293,445
Hess Corporation
8.13%, 02/15/19Δ	220,000	275,715
7.88%, 10/01/29	260,000	342,306
Hewlett-Packard Co.
3.00%, 09/15/16Δ	300,000	313,406
2.60%, 09/15/17	300,000	309,377
2.75%, 01/14/19Δ	375,000	377,901
HSBC USA, Inc.
2.38%, 02/13/15Δ	1,700,000	1,729,364
Humana, Inc.
7.20%, 06/15/18	480,000	571,156
3.15%, 12/01/22Δ	90,000	85,782
Hyundai Capital America
2.13%, 10/02/17 144A	130,000	131,056
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	280,000	273,000
ING US, Inc.
2.90%, 02/15/18	60,000	61,533

40	See Notes to Schedules of Investments.

	Par	Value
International Lease Finance Corporation
6.50%, 09/01/14 144A	$240,000	$246,000
6.75%, 09/01/16 144A	840,000	938,700
8.63%, 01/15/22	250,000	307,812
John Deere Capital Corporation
2.25%, 04/17/19Δ	160,000	160,329
1.70%, 01/15/20Δ	80,000	76,713
JPMorgan Chase & Co.
5.15%, 10/01/15Δ	1,890,000	2,006,492
1.10%, 10/15/15	750,000	753,364
0.76%, 02/15/17†	3,300,000	3,305,174
4.40%, 07/22/20Δ	980,000	1,057,839
4.35%, 08/15/21Δ	70,000	75,151
3.38%, 05/01/23Δ	210,000	199,173
Juniper Networks, Inc.
4.50%, 03/15/24Δ	150,000	152,165
Kerr-McGee Corporation
6.95%, 07/01/24	330,000	400,918
7.88%, 09/15/31	310,000	403,458
Kimberly-Clark Corporation
3.70%, 06/01/43Δ	500,000	448,009
Kraft Foods Group, Inc.
5.38%, 02/10/20	223,000	254,613
3.50%, 06/06/22	320,000	322,498
Kroger Co.
6.15%, 01/15/20	360,000	420,060
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	150,000	—
0.00%, 12/28/47+Ω†#	140,000	—
0.00%, 11/30/49+Ω†#	2,330,000	—
0.00%, 12/31/99+Ω†#	3,200,000	—
Lehman Escrow Bonds
0.00%, 12/31/99Ω†#	2,500,000	602,875
Liberty Property LP REIT
4.75%, 10/01/20	575,000	609,843
M&T Bank Corporation
6.88%, 12/29/49	750,000	753,877
MarkWest Energy Partners LP
6.25%, 06/15/22	190,000	206,150
4.50%, 07/15/23Δ	425,000	411,188
MDC Holdings, Inc.
5.63%, 02/01/20	325,000	346,938
5.50%, 01/15/24	250,000	256,646
6.00%, 01/15/43Δ	225,000	199,125
Medtronic, Inc.
4.45%, 03/15/20	300,000	329,775
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	355,500
MetLife, Inc.
4.75%, 02/08/21Δ	270,000	300,820
6.40%, 12/15/66	50,000	53,000
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	70,000	86,854
Mondelez International, Inc.
5.38%, 02/10/20Δ	367,000	415,421
4.00%, 02/01/24	490,000	498,210
Morgan Stanley
0.69%, 10/18/16†	340,000	339,365
4.75%, 03/22/17Δ	60,000	65,525
6.25%, 08/28/17Δ	350,000	400,879
6.63%, 04/01/18	1,400,000	1,633,523
NBCUniversal Media LLC
2.88%, 01/15/23Δ	750,000	725,879
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	315,342
Nielsen Finance LLC
4.50%, 10/01/20Δ	300,000	303,750
Noble Energy, Inc.
4.15%, 12/15/21Δ	620,000	654,282
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	603,267
Occidental Petroleum Corporation
3.13%, 02/15/22	260,000	258,658
2.70%, 02/15/23Δ	290,000	274,579
Oracle Corporation
1.20%, 10/15/17	470,000	466,708
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	161,996
6.05%, 03/01/34	40,000	47,386
5.80%, 03/01/37Δ	210,000	242,798
Peabody Energy Corporation
7.88%, 11/01/26Δ	1,100,000	1,133,000
Pemex Project Funding Master Trust
6.63%, 06/15/35	159,000	177,285
Penske Truck Leasing Co. LP
2.88%, 07/17/18 144AΔ	575,000	584,727
PepsiCo, Inc.
0.70%, 08/13/15	520,000	521,373
7.90%, 11/01/18Δ	140,000	175,913
Pfizer, Inc.
7.20%, 03/15/39	600,000	835,577
Plains Exploration & Production Co.
6.50%, 11/15/20	70,000	77,438
6.88%, 02/15/23Δ	20,000	22,350
PNC Preferred Funding Trust II
1.46%, 03/29/49 144A†	600,000	576,000
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,819,437
Progress Energy, Inc.
7.75%, 03/01/31	350,000	479,536
PVH Corporation
4.50%, 12/15/22Δ	410,000	406,925
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	287,000	299,318
QEP Resources, Inc.
5.25%, 05/01/23Δ	80,000	80,000
Range Resources Corporation
5.00%, 03/15/23	150,000	152,625
Raytheon Co.
3.13%, 10/15/20Δ	200,000	202,344
Regency Energy Partners LP
4.50%, 11/01/23Δ	310,000	289,850
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	751,766
Reynolds Group Issuer, Inc.
7.13%, 04/15/19	400,000	425,000
Roche Holdings, Inc.
6.00%, 03/01/19 144A	226,000	265,806
Rock-Tenn Co.
3.50%, 03/01/20	150,000	152,350

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.00%, 03/01/23	$70,000	$70,514
Roper Industries, Inc.
2.05%, 10/01/18Δ	450,000	443,015
Santander Holdings USA, Inc.
3.00%, 09/24/15Δ	300,000	309,058
Service Corporation International
7.63%, 10/01/18	90,000	104,288
7.50%, 04/01/27	200,000	213,000
SESI LLC
7.13%, 12/15/21	80,000	89,600
SLM Corporation
3.88%, 09/10/15	480,000	496,800
Southern Copper Corporation
5.25%, 11/08/42Δ	660,000	568,363
Southern Natural Gas Co. LLC
8.00%, 03/01/32Δ	400,000	531,135
Sprint Capital Corporation
6.88%, 11/15/28	40,000	39,000
8.75%, 03/15/32	120,000	132,600
Sprint Communications, Inc.
9.00%, 11/15/18 144A	80,000	98,000
7.00%, 08/15/20	40,000	43,800
State Street Corporation
4.96%, 03/15/18	530,000	577,901
SunTrust Banks, Inc.
3.60%, 04/15/16	300,000	315,629
SunTrust Preferred Capital I
4.00%, 06/29/49†	357,000	278,460
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	711,043
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,340,875
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	250,000	292,778
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	160,000	163,223
5.30%, 02/01/44	30,000	32,455
Time Warner Cable, Inc.
4.13%, 02/15/21Δ	300,000	314,533
6.55%, 05/01/37Δ	50,000	58,256
7.30%, 07/01/38	600,000	751,981
5.88%, 11/15/40	280,000	304,454
5.50%, 09/01/41	100,000	104,636
Time Warner, Inc.
4.70%, 01/15/21Δ	10,000	10,953
7.70%, 05/01/32Δ	450,000	605,119
6.10%, 07/15/40Δ	140,000	161,900
6.25%, 03/29/41	40,000	47,024
Time Warner Entertainment Co. LP
8.38%, 07/15/33Δ	390,000	538,930
T-Mobile USA, Inc.
6.63%, 04/01/23Δ	150,000	159,750
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	515,685
Transatlantic Holdings, Inc.
8.00%, 11/30/39Δ	200,000	264,543
Union Bank NA
1.19%, 06/06/14†	2,600,000	2,604,342
2.13%, 06/16/17	700,000	713,539
United Airline 1995 Pass Through Trust A
9.56%, 10/19/18	124,994	39,686
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	102,166	117,491
United Technologies Corporation
4.50%, 06/01/42	250,000	255,588
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	165,544
Univision Communications, Inc.
6.75%, 09/15/22 144A	334,000	371,157
Verizon Communications, Inc.
1.76%, 09/15/16†	1,200,000	1,235,161
1.98%, 09/14/18†	400,000	420,526
3.65%, 09/14/18Δ	775,000	825,862
6.35%, 04/01/19Δ	90,000	106,283
4.50%, 09/15/20	1,075,000	1,169,139
3.45%, 03/15/21Δ	120,000	121,830
2.45%, 11/01/22	10,000	9,130
5.15%, 09/15/23	1,420,000	1,556,868
4.15%, 03/15/24Δ	1,805,000	1,837,508
6.40%, 09/15/33	930,000	1,107,402
5.05%, 03/15/34	80,000	82,329
6.55%, 09/15/43	1,170,000	1,428,963
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	160,000	171,690
Wachovia Capital Trust III
5.57%, 03/29/49†	580,000	560,425
Walgreen Co.
1.80%, 09/15/17Δ	300,000	302,269
Waste Management, Inc.
7.38%, 05/15/29	140,000	178,438
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	475,861
WellPoint, Inc.
1.25%, 09/10/15	110,000	110,776
5.88%, 06/15/17	720,000	812,403
Wells Fargo & Co.
3.68%, 06/15/16 STEP	290,000	307,663
4.60%, 04/01/21Δ	70,000	77,161
3.45%, 02/13/23	200,000	194,484
4.48%, 01/16/24	2,196,000	2,273,301
5.38%, 11/02/43	190,000	200,903
Wells Fargo Capital X
5.95%, 12/01/86Δ	200,000	201,000
Williams Cos., Inc.
7.50%, 01/15/31Δ	10,000	11,032
7.75%, 06/15/31Δ	25,000	28,117
8.75%, 03/15/32	451,000	545,024
Wm. Wrigley Jr. Co.
2.40%, 10/21/18 144A	60,000	60,237
2.90%, 10/21/19 144A	230,000	232,365
3.38%, 10/21/20 144A	70,000	70,774

Total Corporate Bonds (Cost $152,056,858)		160,296,040

FOREIGN BONDS — 13.1%
Australia — 0.7%
Australia & New Zealand Banking Group, Ltd.
4.50%, 03/19/24 144AΔ	500,000	499,618

42	See Notes to Schedules of Investments.

	Par	Value
Australia Government Bond
5.75%, 05/15/21(A)	$1,500,000	$1,562,701
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21	940,000	952,092
5.00%, 09/30/43	220,000	233,719
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	448,156
1.25%, 09/18/15	570,000	576,162
5.00%, 10/15/19 144A	50,000	55,818
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16Δ	30,000	30,988
3.50%, 11/02/20Δ	770,000	789,740
4.13%, 05/20/21Δ	110,000	116,083
3.75%, 09/20/21	90,000	92,843

		5,357,920

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	231,787
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	160,334
Weatherford International, Ltd.
9.63%, 03/01/19Δ	265,000	344,371

		736,492

Canada — 0.4%
Barrick Gold Corporation
3.85%, 04/01/22Δ	130,000	124,383
4.10%, 05/01/23 144AΔ	420,000	399,169
Nexen Energy ULC
6.40%, 05/15/37	165,000	190,440
Pacific Rubiales Energy Corporation
5.38%, 01/26/19 144A	200,000	208,000
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	110,000	121,510
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A	320,000	351,744
Rogers Communications, Inc.
6.75%, 03/15/15	10,000	10,588
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†Δ	400,000	415,400
Videotron, Ltd.
5.00%, 07/15/22	300,000	302,250
Xstrata Finance Canada, Ltd.
2.05%, 10/23/15 144A	390,000	394,634
5.80%, 11/15/16 144A	80,000	88,131
2.70%, 10/25/17 144A	360,000	364,664

		2,970,913

Cayman Islands — 0.5%
Petrobras International Finance Co.
3.88%, 01/27/16	250,000	257,360
6.13%, 10/06/16Δ	271,000	293,010
5.75%, 01/20/20Δ	235,000	246,474
5.38%, 01/27/21Δ	990,000	1,006,158
Transocean, Inc.
5.05%, 12/15/16	130,000	141,488
6.50%, 11/15/20Δ	500,000	562,227
6.38%, 12/15/21	120,000	135,083
3.80%, 10/15/22Δ	175,000	167,602
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	932,000	929,976
8.25%, 01/17/34Δ	80,000	97,203
6.88%, 11/21/36Δ	511,000	547,014

		4,383,595

Chile — 0.1%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	240,000	242,355
Chile Government International Bond
3.63%, 10/30/42	160,000	133,200
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	213,886

		589,441

Colombia — 0.1%
Colombia Government International Bond
4.38%, 07/12/21	341,000	355,492
5.63%, 02/26/44	510,000	532,440

		887,932

Dominican Republic — 0.0%
Dominican Republic International Bond
14.50%, 02/10/23(V)@	2,600,000	61,794
6.60%, 01/28/24 144A	140,000	143,850

		205,644

France — 1.1%
Banque PSA Finance SA
2.14%, 04/04/14 144A†@	800,000	801,000
BNP Paribas SA
2.38%, 09/14/17Δ	270,000	276,771
CGG SA
9.50%, 05/15/16	229,000	237,015
7.75%, 05/15/17	155,000	157,713
Credit Agricole SA
7.88%, 01/29/49 144A†	200,000	211,500
8.38%, 10/29/49 144A†Δ	720,000	820,800
7.88%, 12/31/99 144A†	3,200,000	3,384,000
Dexia Credit Local SA
0.62%, 11/07/16 144A†	3,200,000	3,206,921

		9,095,720

Germany — 0.3%
State of North Rhine-Westphalia
1.63%, 09/17/14	2,500,000	2,515,772

Honduras — 0.0%
Republic of Honduras
8.75%, 12/16/20 144A	200,000	220,597

Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	3

		14

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Indonesia — 0.1%
Indonesia Government International Bond
4.88%, 05/05/21	$770,000	$792,854
7.75%, 01/17/38	100,000	119,750
Perusahaan Penerbit SBSN Indonesia
6.13%, 03/15/19 144A	200,000	219,500

		1,132,104

Ireland — 0.0%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
7.75%, 02/02/21 144AΔ	200,000	206,750

Israel — 0.3%
Israel Government AID Bond
5.50%, 09/18/23Δ	1,200,000	1,423,352
5.50%, 12/04/23Δ	200,000	237,632
5.50%, 04/26/24	500,000	596,220

		2,257,204

Italy — 1.1%
Buoni Poliennali Del Tesoro
3.75%, 05/01/21	4,960,000	7,266,998
Intesa Sanpaolo SpA
3.63%, 08/12/15 144AΔ	290,000	297,636
2.38%, 01/13/17	400,000	401,614
3.88%, 01/16/18	1,200,000	1,243,088

		9,209,336

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	330,000	338,261
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@Δ	250,000	268,750
Softbank Corporation
4.50%, 04/15/20 144A	260,000	260,000
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	330,000	340,137
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	550,000	551,614

		1,758,762

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	246,803

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,196,801

Luxembourg — 0.5%
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	180,000	213,300
6.51%, 03/07/22 144A	3,100,000	3,208,500
Intelsat Jackson Holdings SA
7.50%, 04/01/21Δ	500,000	551,250

		3,973,050

Mexico — 2.5%
America Movil SAB de CV
5.63%, 11/15/17Δ	270,000	307,463
5.00%, 03/30/20Δ	240,000	264,152
Mexican Bonos
8.00%, 06/11/20(M)	14,667,000	1,271,374
6.50%, 06/10/21(M)	1,625,000	130,434
6.50%, 06/09/22(M)	50,264,700	3,977,289
8.00%, 12/07/23(M)	1,761,600	152,973
7.50%, 06/03/27(M)	1,606,300	134,101
8.50%, 05/31/29(M)	964,000	86,465
7.75%, 05/29/31(M)	1,822,200	152,562
10.00%, 11/20/36(M)	1,930,300	196,383
8.50%, 11/18/38(M)	1,104,400	98,581
7.75%, 11/13/42(M)	2,776,100	228,066
Mexico Cetes
0.00%, 05/29/14(M)Ω†	480,000,000	3,656,831
2.58%, 06/05/14+(M)Ω†	310,000,000	2,359,994
0.00%, 06/12/14(M)Ω†	450,000,000	3,423,695
Mexico Government International Bond
6.05%, 01/11/40Δ	134,000	153,095
4.75%, 03/08/44Δ	1,578,000	1,506,990
5.55%, 01/21/45Δ	1,210,000	1,288,650
Petroleos Mexicanos
3.50%, 07/18/18Δ	90,000	93,600
5.50%, 01/21/21Δ	370,000	406,075
6.38%, 01/23/45 144A	570,000	616,313
Trust F/1401
5.25%, 12/15/24 144AΔ	200,000	200,000

		20,705,086

Netherlands — 1.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/23Δ	400,000	412,422
11.00%, 12/29/49 144A†	487,000	647,710
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	557,453
ING Bank NV
2.00%, 09/25/15 144A	725,000	736,948
5.80%, 09/25/23 144AΔ	340,000	363,256
Petrobras Global Finance BV
2.59%, 03/17/17†Δ	3,800,000	3,823,750
4.88%, 03/17/20	370,000	371,740
6.25%, 03/17/24Δ	650,000	671,295
Shell International Finance BV
4.38%, 03/25/20Δ	700,000	769,331
VimpelCom Holdings BV
5.95%, 02/13/23	230,000	211,566
Volkswagen International Finance NV
0.86%, 04/01/14 144A†	1,500,000	1,500,000

		10,065,471

New Zealand — 0.0%
ANZ New Zealand International, Ltd.
1.85%, 10/15/15 144A	220,000	223,835

Norway — 0.1%
Kommunalbanken AS
1.00%, 09/26/17 144AΔ	500,000	493,682

44	See Notes to Schedules of Investments.

	Par	Value
Poland — 0.1%
Poland Government International Bond
4.00%, 01/22/24	$830,000	$838,507

Russia — 0.1%
Russian Foreign Bond
7.50%, 03/31/30 STEPΔ	567,865	647,082

Singapore — 0.0%
Temasek Financial I, Ltd.
2.38%, 01/23/23 144A	330,000	304,683

South Africa — 0.1%
South Africa Government International Bond
5.88%, 09/16/25Δ	660,000	711,480

South Korea — 0.4%
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,630,925

Spain — 0.1%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	300,000	305,782
3.78%, 10/07/15 144AΔ	100,000	103,464
Telefonica Emisiones SA Unipersonal
6.42%, 06/20/16	90,000	99,710
6.22%, 07/03/17Δ	20,000	22,657
5.88%, 07/15/19	70,000	78,924

		610,537

Supranational — 0.1%
Inter-American Development Bank
1.00%, 02/27/18	400,000	390,462

Sweden — 0.2%
Nordea Bank AB
4.88%, 05/13/21 144AΔ	640,000	672,304
Stadshypotek AB
1.88%, 10/02/19 144AΔ	900,000	876,367

		1,548,671

Switzerland — 0.1%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	247,500
Credit Suisse Group AG
7.50%, 12/11/49 144A†Δ	275,000	299,065

		546,565

Turkey — 0.2%
Turkey Government International Bond
7.00%, 03/11/19	230,000	257,312
5.63%, 03/30/21	160,000	167,680
6.25%, 09/26/22	820,000	883,140
5.75%, 03/22/24Δ	410,000	426,195

		1,734,327

United Kingdom — 1.9%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	2,900,000	2,959,694
2.12%, 02/16/16(U)†	200,000	339,373
0.74%, 03/13/17†	1,900,000	1,900,819
Bank of Scotland PLC
5.25%, 02/21/17 144AΔ	100,000	110,937
Barclays Bank PLC
6.05%, 12/04/17 144A@	230,000	258,631
2.50%, 02/20/19	500,000	501,446
BP Capital Markets PLC
3.88%, 03/10/15	310,000	320,287
3.56%, 11/01/21	30,000	30,839
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350,000	342,310
HSBC Holdings PLC
4.25%, 03/14/24Δ	240,000	240,780
Lloyds Bank PLC
2.30%, 11/27/18Δ	275,000	275,029
12.00%, 12/29/49 144A†@	3,200,000	4,386,918
Northern Rock Asset Management PLC
5.63%, 06/22/17 144A	1,400,000	1,577,128
Royal Bank of Scotland PLC
9.50%, 03/16/22†	175,000	205,561
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	40,000	40,554
2.55%, 09/18/15	560,000	572,082
6.40%, 10/21/19	160,000	184,643
6.00%, 12/19/23Δ	300,000	308,313
7.64%, 03/29/49†	200,000	204,000
Standard Chartered PLC
5.70%, 03/26/44 144A	460,000	456,550
WPP Finance 2010
5.63%, 11/15/43	50,000	52,868
WPP Finance UK
8.00%, 09/15/14	336,000	347,013

		15,615,775

Virgin Islands (British) — 0.4%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	3,000,000	3,090,000
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144A	230,000	236,471

		3,326,471

Total Foreign Bonds (Cost $106,810,564)		108,338,409

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.8%
Germany — 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	4,000,000	6,110,736

MORTGAGE-BACKED SECURITIES — 30.8%
Aire Valley Mortgages PLC
0.46%, 09/20/66 144A†	143,085	138,836
0.48%, 09/20/66 144A†	342,460	331,502
0.58%, 09/20/66†	465,258	453,068
Alternative Loan Trust
5.50%, 10/25/33	83,916	89,966
0.48%, 11/20/35†	796,849	658,442
0.49%, 11/20/35†	1,514,284	1,201,554
0.42%, 01/25/36†	435,071	378,441
0.34%, 09/25/46†	957,819	744,850

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Home Mortgage Assets Trust
1.05%, 11/25/46†	$1,091,607	$590,122
Banc of America Commercial Mortgage Trust
5.89%, 07/10/44†	885,721	957,889
5.42%, 09/10/45†	117,000	125,203
5.45%, 09/10/47	40,000	42,845
5.61%, 04/10/49†	75,000	82,874
Banc of America Mortgage 2004-F Trust
2.62%, 07/25/34†	155,199	156,937
Banc of America Re-REMIC Trust
5.67%, 02/17/51 144A†	99,763	106,828
Bayview Commercial Asset Trust
0.52%, 01/25/35 144A†	762,706	704,792
Bear Stearns Adjustable Rate Mortgage Trust
2.36%, 02/25/33†	17,243	17,471
3.16%, 05/25/34†	82,149	79,861
2.56%, 03/25/35†	694,659	704,177
Bear Stearns ALT-A Trust
2.67%, 05/25/35†	434,797	439,576
Bear Stearns Commercial Mortgage Securities Trust
5.60%, 06/11/50	2,514,950	2,811,684
Bear Stearns Structured Products, Inc. Trust
1.89%, 01/26/36†	1,108,635	890,099
Berica ABS SRL
0.61%, 12/30/55(E)†	1,468,771	1,981,791
CHL Mortgage Pass-Through Trust
2.60%, 02/19/34†	763,999	765,285
Citigroup Commercial Mortgage Trust
6.05%, 12/10/49†	1,507,496	1,699,541
Citigroup Global/Royal Bank of Scotland PLC
3.37%, 03/01/35	100,000	97,268
COBALT CMBS Commercial Mortgage Trust
5.53%, 04/15/47†	60,000	65,960
COMM 2006-C8 Mortgage Trust
5.31%, 12/10/46	500,000	541,986
COMM 2013-CCRE11 Mortgage Trust
4.72%, 10/10/46†	205,000	218,584
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/10/46	90,000	92,966
4.30%, 10/10/46	100,000	102,894
4.76%, 10/10/46†	40,000	41,387
5.09%, 10/10/46†	20,000	20,682
Commercial Mortgage Pass-Through Certificates
2.82%, 10/15/45	30,000	28,707
Commercial Mortgage Trust
5.82%, 07/10/38†	177,000	192,664
Credit Suisse Commercial Mortgage Trust
5.38%, 02/15/40	1,451,150	1,563,960
5.55%, 01/15/49†	203,000	218,927
Credit Suisse First Boston Mortgage Securities Corporation
0.00%, 07/25/33 IOΩ†	100,333	—
5.25%, 07/25/33 IOΩ†	13,599	619
0.61%, 08/25/33 IOΩ†	109,975	—
DBUBS 2011-LC3 Mortgage Trust
0.00%, 08/10/44 IO 144AΩ†	1,251,318	38,638
Extended Stay America Trust
2.96%, 12/05/31 144A	100,000	99,215
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	223	223
7.00%, 04/01/15	2,662	2,669
7.00%, 12/01/15	1,761	1,765
8.50%, 06/01/18	1,995	2,133
4.50%, 09/01/18	6,394	6,762
8.00%, 08/01/24	1,857	2,092
4.00%, 10/01/25	578,309	612,433
5.50%, 02/01/27	88,356	97,885
7.50%, 11/01/29	6,206	7,398
7.50%, 12/01/29	9,453	11,097
7.50%, 02/01/31	22,998	25,741
2.36%, 07/01/31†	24,866	25,331
2.36%, 08/01/31†	3,197	3,233
7.50%, 11/01/31	9,344	9,482
2.73%, 04/01/32†	2,372	2,539
5.00%, 08/01/33	13,272	14,463
5.00%, 09/01/33	2,657	2,896
5.00%, 10/01/33	8,767	9,547
2.48%, 03/01/34†	3,636	3,879
5.00%, 12/01/34	223,704	243,730
5.50%, 05/01/35	492,988	544,856
5.00%, 07/01/35	11,748	12,808
5.00%, 11/01/35	438,884	476,620
5.50%, 11/01/35	80,872	89,467
5.00%, 12/01/35	30,824	33,964
5.50%, 01/01/36	49,326	54,482
6.00%, 02/01/36	776,190	871,811
2.83%, 01/01/37†	642,039	680,767
5.00%, 02/01/37	58,162	63,100
5.50%, 07/01/37	105,774	116,884
1.86%, 09/01/37†	59,797	62,637
5.50%, 04/01/38	28,651	31,450
7.00%, 02/01/39	344,105	380,867
7.00%, 03/01/39	61,754	69,995
5.50%, 04/01/39	577,567	634,004
4.50%, 06/01/39	288,527	307,651
6.50%, 09/01/39	107,245	120,131
5.50%, 08/01/40	682,420	749,103
4.50%, 03/01/41	10,707	11,418
5.00%, 06/01/41	10,236	11,119
4.00%, 10/01/42	93,464	96,430
3.50%, 11/01/42	760,154	758,149
3.50%, 12/01/42	90,126	89,888
3.50%, 01/01/43	576,936	575,416
3.50%, 02/01/43	383,790	382,778
3.50%, 04/01/43	194,841	194,538
4.00%, 04/01/43	195,286	201,485
3.50%, 05/01/43	766,851	771,603
4.00%, 05/01/43	98,139	102,358
4.00%, 06/01/43	95,632	99,758
4.00%, 07/01/43	384,169	400,538

46	See Notes to Schedules of Investments.

	Par	Value
4.00%, 08/01/43	$195,951	$202,132
3.00%, 05/01/44 TBA	2,600,000	2,498,540
Federal Home Loan Mortgage Corporation REMIC
0.00%, 06/15/27 IOΩ†	907,922	127,209
0.00%, 09/15/31 IOΩ†	821,145	116,798
6.00%, 05/15/36	561,140	626,004
0.66%, 06/15/37†	468,089	470,018
0.00%, 07/15/37 IOΩ†	2,811,990	461,240
0.00%, 01/15/40 IOΩ†	695,478	105,866
0.00%, 10/15/41 IOΩ†	415,867	82,888
0.00%, 11/15/41 IOΩ†	402,219	71,996
0.00%, 06/15/42 IOΩ†	84,921	17,006
0.00%, 07/15/42 IOΩ†	89,310	20,026
0.00%, 08/15/42 IOΩ†	89,284	20,062
0.00%, 11/15/42 IOΩ†	275,729	61,666
3.00%, 05/15/43	403,736	326,727
3.00%, 07/15/43	204,035	162,120
Federal Housing Administration
7.43%, 10/01/18@	49,534	51,100
Federal National Mortgage Association
8.00%, 06/01/15	3,159	3,239
8.00%, 09/01/15	3,517	3,610
3.07%, 12/01/17	945,754	988,970
5.00%, 12/01/17	15,551	16,572
2.80%, 03/01/18	564,555	589,465
3.74%, 05/01/18	1,344,553	1,442,661
3.84%, 05/01/18	420,000	453,806
4.51%, 06/01/19	1,000,000	1,095,157
3.42%, 10/01/20	285,575	298,334
3.61%, 12/01/20	180,668	189,829
4.38%, 06/01/21	687,290	753,522
9.50%, 05/01/22	1,036	1,143
2.21%, 07/01/22†	6,400	6,463
5.50%, 09/01/23	123,052	133,869
5.50%, 10/01/23	25,097	27,271
5.00%, 05/01/24	86,355	94,029
9.50%, 07/01/24	1,958	2,168
5.50%, 05/01/25	736,064	787,996
3.00%, 04/01/27 TBA	900,000	924,469
2.03%, 07/01/27†	19,527	20,164
2.26%, 08/01/27†	37,775	40,582
2.03%, 11/01/27 CONV†	23,672	24,456
2.50%, 03/01/28 TBA	1,000,000	1,000,231
2.76%, 02/01/30†	112,040	120,453
2.51%, 06/01/30 CONV†	16,409	16,763
8.00%, 10/01/30	24,469	29,337
2.63%, 12/01/30 CONV†	6,166	6,316
2.03%, 01/01/31†	6,950	7,015
4.50%, 04/01/31	152,196	164,560
2.32%, 05/01/31†	14,725	15,052
4.50%, 05/01/31	519,915	562,260
4.50%, 06/01/31	154,792	167,382
4.50%, 11/01/31	218,903	236,755
6.00%, 11/01/31	4,318	4,806
4.50%, 12/01/31	302,291	326,006
6.00%, 01/01/32	65,763	73,140
6.00%, 03/01/32	18,711	20,860
6.00%, 04/01/32	243,276	271,331
2.03%, 06/01/32†	8,498	8,747
2.21%, 08/01/32†	10,777	11,366
6.00%, 08/01/32	2,116	2,357
2.25%, 02/01/33†	2,823	2,850
5.50%, 04/01/33	47,623	53,212
2.21%, 05/01/33†	44,020	46,253
6.00%, 05/01/33	546	607
5.00%, 07/01/33	69,506	76,184
3.50%, 08/01/33	96,277	99,059
5.00%, 08/01/33	5,568	6,117
5.00%, 09/01/33	642,369	702,205
5.50%, 09/01/33	9,879	10,984
3.50%, 10/01/33	194,828	200,523
3.50%, 11/01/33	98,003	100,860
3.50%, 12/01/33	98,791	101,680
5.00%, 12/01/33	545,501	598,151
5.50%, 12/01/33	13,908	15,471
6.00%, 12/01/33	699	778
5.50%, 02/01/34	23,913	26,559
5.50%, 04/01/34	2,531	2,817
5.50%, 05/01/34	117,511	130,620
5.50%, 08/01/34	5,487	6,125
5.50%, 10/01/34	273	304
6.00%, 10/01/34	31,553	35,118
5.50%, 11/01/34	11,870	13,199
2.00%, 12/01/34†	124,785	132,399
5.50%, 12/01/34	26,281	29,188
6.00%, 12/01/34	358	398
5.50%, 02/01/35	2,903	3,227
6.00%, 05/01/35	1,290,754	1,442,980
5.50%, 07/01/35	332	371
6.00%, 07/01/35	271,300	304,866
5.50%, 08/01/35	528	585
6.00%, 08/01/35	96	107
5.50%, 09/01/35	79,837	88,124
5.00%, 10/01/35	235,982	258,610
6.00%, 10/01/35	51,620	57,811
2.03%, 11/01/35†	17,379	17,953
2.08%, 11/01/35†	95,515	100,886
2.09%, 11/01/35†	86,449	91,539
2.11%, 11/01/35†	122,824	129,740
2.12%, 11/01/35†	80,714	85,223
2.12%, 11/01/35†	116,639	123,208
6.00%, 11/01/35	605,094	677,376
5.00%, 12/01/35	389,064	424,335
5.50%, 12/01/35	2,473	2,763
6.00%, 12/01/35	11,407	12,754
6.00%, 01/01/36	108,939	121,382
6.00%, 02/01/36	5,853	6,538
6.00%, 03/01/36	6,972	7,786
5.50%, 04/01/36	83,471	89,432
6.00%, 04/01/36	11,184	12,496
3.81%, 05/01/36†	142,896	149,521
5.50%, 09/01/36	20,068	22,302
5.50%, 11/01/36	220,322	243,696
6.00%, 01/01/37	1,519	1,689
1.77%, 02/01/37†	730,722	764,659
5.50%, 02/01/37	316	351
6.00%, 02/01/37	908,795	1,016,526
5.50%, 03/01/37	13,128	14,558
6.00%, 03/01/37	49,044	54,920
5.50%, 04/01/37	585	647
5.50%, 05/01/37	559	619
5.50%, 06/01/37	223	247
6.00%, 06/01/37	401	446
6.00%, 07/01/37	1,983,902	2,217,282
5.50%, 08/01/37	598,009	663,357

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.00%, 09/01/37	$661,770	$735,878
6.00%, 10/01/37	411,018	457,045
6.50%, 10/01/37	151,140	169,571
7.00%, 10/01/37	12,938	14,292
7.00%, 11/01/37	11,073	12,958
2.03%, 12/01/37†	66,427	69,417
7.00%, 12/01/37	8,935	9,938
2.03%, 01/01/38†	41,235	43,054
6.00%, 01/01/38	469,817	524,713
5.50%, 02/01/38	7,802	8,658
6.00%, 02/01/38	4,310	4,797
7.00%, 02/01/38	13,768	16,106
4.50%, 03/01/38	17,321	18,460
5.50%, 03/01/38	761	844
6.00%, 03/01/38	426,103	473,824
4.50%, 04/01/38	649,955	692,682
5.00%, 04/01/38	288,362	313,921
6.00%, 04/01/38	808	899
5.50%, 05/01/38	251	279
6.00%, 05/01/38	72,039	80,171
5.00%, 06/01/38	287,327	312,957
5.50%, 06/01/38	1,258	1,396
5.50%, 07/01/38	121,307	134,515
5.50%, 08/01/38	182,746	202,159
7.00%, 08/01/38	12,326	13,886
5.50%, 09/01/38	630	699
6.00%, 11/01/38	88,255	98,179
7.00%, 11/01/38	56,970	62,826
5.50%, 12/01/38	339	374
7.00%, 02/01/39	28,591	31,635
7.00%, 03/01/39	255,623	287,424
6.00%, 04/01/39 TBA	3,000,000	3,343,477
5.00%, 05/01/39 TBA	3,900,000	4,241,555
6.00%, 09/01/39	203,658	226,499
6.00%, 10/01/39	67,645	75,464
5.50%, 12/01/39	306,981	340,606
6.00%, 12/01/39	984,386	1,094,622
4.50%, 05/01/40 TBA	8,400,000	8,930,250
1.53%, 06/01/40†	60,663	63,367
5.00%, 08/01/40	64,768	70,683
1.53%, 10/01/40†	162,038	169,276
6.00%, 10/01/40	50,906	56,617
2.03%, 11/01/40†	26,579	27,494
4.50%, 01/01/41	1,233,857	1,314,967
3.50%, 04/01/41 TBA	1,100,000	1,153,281
4.00%, 05/01/41 TBA	3,800,000	3,935,969
6.00%, 05/01/41	2,544,034	2,831,658
4.50%, 06/01/41	764,273	815,712
4.50%, 08/01/41	164,582	175,612
4.50%, 09/01/41	478,528	510,853
4.50%, 10/01/41	43,061	45,934
4.50%, 11/01/41	611,208	652,779
5.00%, 05/01/42	225,223	246,592
4.00%, 06/01/42	82,936	86,177
3.00%, 08/01/42	351,628	340,035
3.00%, 09/01/42	303,925	293,961
2.50%, 10/01/42	652,079	603,440
3.50%, 10/01/42	1,792,008	1,784,518
4.00%, 10/01/42	377,721	389,875
3.00%, 11/01/42	136,314	131,823
3.00%, 12/01/42	1,880,082	1,818,095
3.50%, 12/01/42	564,109	564,369
4.00%, 12/01/42	270,807	286,588
3.00%, 01/01/43	1,763,481	1,701,946
3.00%, 02/01/43	483,231	467,359
3.00%, 03/01/43	427,551	413,557
3.50%, 03/01/43	288,192	288,324
2.50%, 04/01/43 TBA	9,000,000	8,327,812
3.00%, 04/01/43 TBA	22,000,000	21,233,436
3.00%, 04/01/43	526,284	509,035
3.50%, 04/01/43	1,254,362	1,254,939
4.00%, 04/01/43	96,443	100,629
2.50%, 05/01/43	952,039	881,025
3.00%, 05/01/43	22,029,340	21,290,299
3.50%, 05/01/43	96,726	96,771
4.00%, 05/01/43	382,119	397,915
3.00%, 06/01/43	1,090,734	1,054,213
4.00%, 06/01/43	953,766	993,890
3.00%, 07/01/43	826,541	799,471
4.00%, 07/01/43	961,373	1,001,454
4.00%, 08/01/43	295,853	305,342
Federal National Mortgage Association Interest STRIP
0.00%, 04/25/27 IOΩ†	695,675	87,480
0.00%, 11/25/39 IOΩ†	149,738	32,112
0.00%, 11/25/41 IOΩ†	377,919	83,663
0.00%, 04/25/42 IOΩ†	964,058	240,859
Federal National Mortgage Association REMIC
0.00%, 08/25/21 IOΩ†	69	1,192
0.00%, 10/25/21 IOΩ†	118	2,298
0.00%, 07/25/27 IOΩ†	1,892,822	230,180
0.61%, 10/18/30†	22,460	22,684
6.53%, 10/25/35 IOΩ†@	227,028	40,044
0.00%, 03/25/37 IOΩ†	1,677,514	260,427
6.50%, 06/25/39	63,930	71,035
0.00%, 12/25/39 IOΩ†	640,218	112,173
5.85%, 05/25/40 IOΩ†@	462,365	70,377
0.00%, 07/25/40 IOΩ†	546,336	105,099
0.00%, 10/25/40 IOΩ†	845,028	145,278
5.85%, 11/25/40 IOΩ†@	443,504	58,029
6.00%, 11/25/40 IOΩ†@	9,085	1,499
0.00%, 12/25/40 IOΩ†	177,399	22,202
0.00%, 02/25/41 IOΩ†	83,385	15,457
6.50%, 05/15/41	1,380,584	1,551,718
5.00%, 06/25/41	750,000	814,664
5.50%, 07/25/41	930,308	1,042,012
0.70%, 09/25/41†	4,869,183	4,912,962
0.00%, 10/25/41 IOΩ†	1,024,875	164,436
0.00%, 03/25/42 IOΩ†	456,537	70,934
5.50%, 04/25/42	1,754,395	1,944,292
6.00%, 05/25/42	522,243	575,142
0.00%, 07/25/42 IOΩ†	307,428	59,297
6.50%, 07/25/42	853,874	952,110
7.00%, 07/25/42	340,171	375,529
0.00%, 09/25/42 IOΩ†	268,776	57,365
7.00%, 10/25/42	126,428	139,519
0.00%, 11/25/42 IOΩ†	464,312	106,626
0.00%, 12/25/42 IOΩ†	550,269	118,461
0.00%, 07/25/43 IOΩ†	190,711	42,359
FHLMC Multifamily Structured Pass Through Certificates
4.32%, 11/25/19	1,100,000	1,207,495
0.00%, 01/25/20 IOΩ†	3,770,314	183,518
0.00%, 04/25/20 IOΩ†	2,271,469	121,353
0.00%, 06/25/20 IOΩ†	748,649	58,167
0.00%, 08/25/20 IOΩ†	366,593	25,821

48	See Notes to Schedules of Investments.

	Par	Value
3.03%, 10/25/20	$800,000	$825,214
0.00%, 07/25/21 IOΩ†	1,418,628	136,427
0.00%, 10/25/21 IOΩ†	895,670	84,487
0.00%, 12/25/21 IOΩ†	733,749	62,794
0.00%, 09/25/22 IOΩ†	148,981	8,754
2.78%, 09/25/22	293,187	299,596
2.52%, 01/25/23	1,100,000	1,055,639
3.46%, 08/25/23	200,000	203,877
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51	3,500,000	3,819,375
FHLMC Structured Pass-Through Securities
1.53%, 07/25/44†	1,272,021	1,287,760
First Horizon Alternative Mortgage Securities Trust
2.21%, 06/25/34†	651,898	637,896
FREMF Mortgage Trust
4.02%, 11/25/44 144A	300,000	306,983
3.88%, 01/25/47 144A	225,000	223,535
General Electric Capital Commercial Mortgage Corporation
5.54%, 12/10/49	2,200,000	2,400,664
Government National Mortgage Association
3.95%, 07/15/25	151,168	156,736
7.00%, 10/15/25	12,628	12,954
7.00%, 01/15/26	5,488	6,106
7.00%, 07/15/27	66,446	77,296
7.00%, 12/15/27	1,305	1,352
7.00%, 01/15/28	15,640	16,122
7.00%, 03/15/28	89,632	103,312
7.00%, 07/15/28	10,534	11,730
7.50%, 07/15/28	13,094	13,550
6.50%, 08/15/28	5,995	6,753
7.00%, 08/15/28	19,568	22,618
7.50%, 08/15/28	9,844	11,124
6.50%, 09/15/28	30,793	35,121
7.00%, 10/15/28	38,900	41,991
7.50%, 03/15/29	26,126	31,041
7.50%, 11/15/29	21,027	21,939
1.63%, 11/20/29†	45,302	47,223
8.50%, 08/15/30	1,587	1,844
8.50%, 11/20/30	9,520	11,159
6.50%, 08/15/31	47,554	53,241
7.50%, 08/15/31	11,652	13,220
6.50%, 10/15/31	92,856	104,936
6.00%, 11/15/31	206,567	230,894
6.50%, 11/15/31	104,357	116,838
6.00%, 12/15/31	59,442	66,443
6.00%, 01/15/32	126,915	144,244
6.00%, 02/15/32	225,128	251,641
6.50%, 02/15/32	154,589	173,910
6.00%, 04/15/32	76,885	86,099
7.50%, 04/15/32	66,176	68,943
6.50%, 06/15/32	108,431	121,399
6.50%, 07/15/32	2,025	2,267
6.50%, 08/15/32	243,324	272,425
6.50%, 09/15/32	210,763	235,970
6.00%, 10/15/32	140,363	156,893
5.50%, 11/15/32	42,167	47,031
6.00%, 11/15/32	115,346	130,052
6.00%, 12/15/32	49,866	55,738
6.50%, 12/15/32	21,563	24,142
5.50%, 01/15/33	37,951	42,327
6.00%, 01/15/33	80,180	89,623
5.50%, 02/15/33	33,587	37,460
6.00%, 02/15/33	60,141	67,224
5.50%, 03/15/33	37,778	42,134
6.50%, 04/15/33	404,914	453,341
6.00%, 05/15/33	353,901	395,579
6.00%, 06/15/33	21,901	24,481
5.50%, 07/15/33	43,317	48,405
5.50%, 08/15/33	22,536	25,135
5.50%, 09/15/33	20,658	23,117
6.00%, 10/15/33	178,509	199,532
6.50%, 10/15/33	162,623	182,072
6.00%, 12/15/33	233,579	261,088
5.50%, 04/15/34	21,884	24,467
5.50%, 05/15/34	26,282	29,383
6.50%, 08/15/34	374,845	432,080
5.50%, 09/15/34	207,307	231,510
5.50%, 12/15/34	160,548	179,497
5.50%, 01/15/35	177,285	198,376
2.25%, 03/16/35	375,968	376,187
0.46%, 03/20/37†	892,397	893,199
0.46%, 05/20/37†	390,173	389,810
0.00%, 02/20/38 IOΩ†	424,899	61,300
6.00%, 09/20/38	586,284	664,156
0.00%, 03/20/39 IOΩ†	132,829	19,323
0.00%, 01/20/40 IOΩ†	165,658	27,323
5.00%, 07/20/40	45,142	49,458
5.00%, 09/20/40	178,388	195,442
6.00%, 10/20/40	73,931	82,922
6.00%, 01/20/41	86,813	97,625
4.00%, 04/20/41 TBA	3,200,000	3,362,500
4.50%, 04/20/41 TBA	1,700,000	1,832,547
4.50%, 04/20/41	897,191	969,728
3.50%, 04/15/42 TBA	1,900,000	1,938,297
3.50%, 04/20/42 TBA	2,200,000	2,245,031
2.50%, 12/20/42	47,509	44,870
3.00%, 03/15/43 TBA	4,000,000	3,940,745
3.00%, 04/15/43 TBA	9,000,000	8,849,531
0.00%, 06/20/43 IOΩ†	569,037	120,388
6.55%, 08/16/43 IOΩ†@	446,294	72,062
2.90%, 02/16/44	1,069,337	1,094,720
2.90%, 06/16/44	356,440	364,736
2.00%, 12/16/49	448,226	446,362
0.00%, 08/16/52 IOΩ†	874,220	57,237
0.00%, 06/16/55 IOΩ†	918,129	60,089
0.56%, 12/20/60†	441,623	437,209
0.64%, 03/20/61†	530,536	527,834
0.66%, 03/20/61†	344,253	342,770
0.51%, 12/20/62†	1,710,187	1,689,540
Granite Master Issuer PLC
0.30%, 12/20/54†	380,485	377,003
Granite Mortgages 03-3 PLC
0.68%, 01/20/44(E)†	132,015	181,117
0.90%, 01/20/44(U)†	40,078	66,618
GreenPoint Mortgage Funding Trust
0.33%, 01/25/37†	946,940	683,722
GS Mortgage Securities Corporation Trust
3.55%, 04/10/34 144A	116,000	116,835
GS Mortgage Securities Trust
0.00%, 08/10/44 IO 144AΩ†	463,790	31,576

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.27%, 11/10/46	$280,000	$295,430
4.65%, 11/10/46	190,000	202,126
5.16%, 11/10/46†	150,000	159,875
GSMPS Mortgage Loan Trust
0.61%, 02/25/35 144A†	96,079	88,551
GSR Mortgage Loan Trust
2.65%, 09/25/35†	441,151	445,503
Impac CMB Trust
0.87%, 10/25/34†	74,113	63,980
0.41%, 11/25/35†	790,430	602,308
IndyMac ARM Trust
1.72%, 01/25/32†	7,435	7,161
IndyMac INDX Mortgage Loan Trust
0.34%, 09/25/46†	1,029,498	877,191
JP Morgan Alternative Loan Trust
0.41%, 01/25/36†	395,491	357,896
JP Morgan Chase Commercial Mortgage Securities Trust
5.90%, 02/12/51†	10,000	11,295
5.93%, 02/12/51†	300,000	338,252
JP Morgan Mortgage Trust
3.32%, 02/25/35†	149,343	153,815
JPMBB Commercial Mortgage Securities Trust
4.42%, 11/15/45	220,000	230,463
5.08%, 11/15/45†	90,000	94,405
4.89%, 01/15/47†	50,000	52,892
LB Commercial Mortgage Trust
5.82%, 07/15/44†	1,950,084	2,145,851
5.87%, 07/15/44†	130,000	145,193
LB-UBS Commercial Mortgage Trust
0.00%, 06/15/36 IO 144AΩ†@	446,071	1,118
6.15%, 09/15/45†	70,000	79,803
Leek Finance Number Seventeen PLC
0.51%, 12/21/37 144A†	170,820	178,428
0.59%, 12/21/37(E)†	69,504	100,235
0.80%, 12/21/37(U)†	34,164	59,540
Leek Finance Number Eighteen PLC
0.49%, 09/21/38†	417,880	432,925
0.57%, 09/21/38(E)†	51,268	73,220
Lehman XS Trust
0.45%, 11/25/35†	574,109	504,006
Luminent Mortgage Trust
0.32%, 12/25/36†	2,330,871	1,796,841
0.35%, 02/25/46†	689,822	506,121
MASTR Adjustable Rate Mortgages Trust
2.40%, 05/25/34†	218,629	215,953
0.79%, 11/25/34†	366,157	354,911
2.52%, 11/25/35 144A†	862,135	631,899
Merrill Lynch Mortgage Investors Trust
1.05%, 11/25/29†	278,890	270,509
1.60%, 10/25/35†	62,717	61,402
ML-CFC Commercial Mortgage Trust
5.87%, 06/12/46†	4,000,000	4,346,916
Morgan Stanley Bank of America Merrill Lynch Trust
4.23%, 08/15/45 IO 144AΩ†	998,525	91,373
2.92%, 02/15/46	70,000	67,247
3.21%, 02/15/46	121,000	116,031
3.10%, 05/15/46	300,000	290,868
3.46%, 05/15/46	140,000	135,640
Morgan Stanley Capital I Trust
5.48%, 02/12/44†	50,000	54,688
Prime Mortgage Trust
5.50%, 05/25/35 144A	3,067,881	3,065,945
6.00%, 05/25/35 144A	2,672,802	2,696,703
Quadrivio Finance SRL
0.80%, 04/25/60(E)†	315,656	429,674
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/13/32 144A†	680,000	691,370
Reperforming Loan REMIC Trust
0.57%, 11/25/34 144A†	13,984	12,281
0.51%, 03/25/35 144A†	56,012	49,530
Sequoia Mortgage Trust
1.00%, 07/20/33†	142,131	132,508
Structured Adjustable Rate Mortgage Loan Trust
0.49%, 08/25/35†	281,885	265,346
Structured Asset Mortgage Investments II Trust
0.41%, 07/19/35†	176,707	161,390
Structured Asset Securities Corporation
0.50%, 06/25/35 144A†	171,369	138,564
Thrones 2013-1 PLC
2.02%, 07/20/44(U)†	94,377	158,397
UBS-Barclays Commercial Mortgage Trust
0.00%, 12/10/45 IO 144AΩ†	985,351	108,755
3.32%, 12/10/45 144A	110,000	106,101
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/30 144A	100,000	96,150
Wachovia Bank Commercial Mortgage Trust
5.38%, 12/15/43	140,000	151,541
Washington Mutual Mortgage Pass-Through Certificates
2.47%, 02/25/33†	11,524	11,353
2.22%, 02/25/37†	602,661	492,919
2.32%, 02/25/37†	389,431	326,299
1.53%, 06/25/42†	26,398	24,773
0.44%, 07/25/45†	275,402	255,466
0.89%, 04/25/47†	1,036,214	927,073
Wells Fargo Alternative Loan 2007-PA6 Trust
2.67%, 12/28/37†	1,263,609	1,021,494
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust
2.64%, 08/25/33†	298,687	305,992

50	See Notes to Schedules of Investments.

	Par	Value
WF-RBS Commercial Mortgage Trust
0.00%, 02/15/44 IO 144AΩ†	$1,526,761	$56,201
0.00%, 06/15/45 IO 144AΩ†	321,645	29,802
0.00%, 03/15/47+ IOΩ†	1,090,000	91,538

Total Mortgage-Backed Securities (Cost $254,201,257)		254,669,904

MUNICIPAL BONDS — 2.2%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	3,300,000	3,981,153
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	300,000	430,335
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	284,730
Commonwealth of Puerto Rico, General Obligation, Series A
8.00%, 07/01/35	590,000	551,095
5.50%, 07/01/39	25,000	18,848
Los Angeles Community College District, General Obligation
6.75%, 08/01/49	300,000	406,458
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	380,889
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series A
5.50%, 06/15/50	250,000	258,322
New Jersey State Turnpike Authority, Revenue Bond, Series B
5.00%, 01/01/25	200,000	229,396
5.00%, 01/01/26	400,000	455,504
5.00%, 01/01/27	400,000	451,268
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bond, Series AA
5.00%, 06/15/36	265,000	281,231
New York City Water & Sewer System, Revenue Bond, Series CC
5.00%, 06/15/45	250,000	264,375
5.00%, 06/15/47	250,000	264,335
New York City Water & Sewer System, Revenue Bond, Series EE
5.00%, 06/15/47	260,000	274,908
New York City, General Obligation, Series E
5.00%, 08/01/25	250,000	285,598
New York City, General Obligation, Series I
5.00%, 08/01/24	250,000	289,528
New York State Urban Development Corporation, Revenue Bond, Series C
5.00%, 03/15/30	260,000	289,952
5.00%, 03/15/31	260,000	288,054
5.00%, 03/15/32	260,000	286,590
Ohio State Turnpike Commission, Infrastructure Project, Revenue Bond
5.25%, 02/15/39	250,000	271,567
5.00%, 02/15/48	275,000	287,815
Port Authority of New York & New Jersey, Revenue Bond
4.46%, 10/01/62	2,800,000	2,625,252
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
6.00%, 07/01/44	10,000	7,396
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.25%, 08/01/27	5,000	4,165
5.50%, 08/01/28	30,000	25,037
6.13%, 08/01/29	5,000	4,359
7.85%, 08/01/32	50,000	37,691
8.25%, 08/01/33	25,000	13,582
5.50%, 08/01/37	30,000	23,135
5.75%, 08/01/37	25,000	19,640
5.38%, 08/01/39	5,000	3,779
6.38%, 08/01/39	5,000	4,193
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
6.00%, 08/01/39	20,000	16,140
State of California, General Obligation
5.00%, 09/01/27	250,000	284,135
5.00%, 09/01/32	255,000	279,860
7.95%, 03/01/36	165,000	194,342
7.55%, 04/01/39	385,000	535,335
5.00%, 04/01/43	415,000	442,216
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	438,131
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond, Series 2007A
5.00%, 02/15/26	1,500,000	1,622,985
Washington State, General Obligation, Series A
5.00%, 08/01/33	250,000	278,350
5.00%, 08/01/34	270,000	299,487
Washington State, Motor Vehicle Fuel Tax, General Obligation, Series B
5.00%, 08/01/33	250,000	278,350

Total Municipal Bonds (Cost $17,636,081)		17,969,511

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
5-Year U.S. Treasury Note, Strike Price $121.75, Expires 05/24/14 (MLCS)	51	$398
U.S. Treasury Bond, Strike Price $135.00, Expires 04/26/14 (MLCS)	29	12,688

		13,086

Put Options — 0.0%
90-Day Euro, Strike Price $99.75, Expires 06/14/14 (ADV)	63	2,363

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 3.45%, Expires 09/21/15 (RBS)	$2,300,000	225,215

Total Purchased Options (Cost $206,903)		240,664

	Par
U.S. TREASURY OBLIGATIONS — 28.6%
U.S. Treasury Bill
0.12%, 03/05/15	$18,000	17,981

U.S. Treasury Bonds
2.75%, 08/15/42Δ	2,938,000	2,509,005
3.63%, 08/15/43Δ‡‡	4,500,000	4,555,548
3.75%, 11/15/43Δ	9,460,000	9,795,536
3.63%, 02/15/44	1,200,000	1,214,063

		18,074,152

U.S. Treasury Inflationary Index Bonds
1.25%, 04/15/14	1,600,000	1,772,125
2.00%, 07/15/14	1,780,000	2,245,740
0.13%, 04/15/16	4,800,000	5,226,988
0.13%, 04/15/18Δ	4,200,000	4,349,824
1.13%, 01/15/21Δ	4,700,000	5,338,876
0.13%, 01/15/22Δ	8,300,000	8,410,792
0.13%, 07/15/22	2,600,000	2,592,425
0.13%, 01/15/23Δ	1,300,000	1,275,636
0.38%, 07/15/23Δ	4,000,000	3,979,292
2.50%, 01/15/29	400,000	529,843
2.13%, 02/15/40Δ	1,280,000	1,661,433
2.13%, 02/15/41Δ	600,000	771,134
1.38%, 02/15/44Δ	510,000	523,491

		38,677,599

U.S. Treasury Notes
0.25%, 09/30/15	11,900,000	11,905,581
0.25%, 10/31/15	3,191,000	3,190,502
0.38%, 02/15/16Δ	6,400,000	6,400,378
2.13%, 02/29/16	3,900,000	4,029,265
0.38%, 03/15/16Δ	8,600,000	8,594,960
0.38%, 03/31/16	34,100,000	34,064,024
2.25%, 03/31/16	3,200,000	3,315,626
0.25%, 05/15/16	9,200,000	9,152,924
0.75%, 10/31/17	3,120,000	3,070,030
2.88%, 03/31/18Δ	900,000	953,227
0.63%, 04/30/18Δ	23,200,000	22,475,000
1.38%, 06/30/18Δ	1,730,000	1,722,094
1.38%, 07/31/18	90,000	89,473
1.50%, 08/31/18	1,410,000	1,407,576
1.38%, 09/30/18Δ	4,600,000	4,559,212
1.50%, 12/31/18Δ	360,000	357,314
1.50%, 02/28/19	1,110,000	1,098,987
1.63%, 03/31/19	3,020,000	3,004,782
3.13%, 05/15/19	2,900,000	3,094,051
3.63%, 08/15/19Δ	1,050,000	1,146,632
2.63%, 08/15/20Δ	500,000	514,297
2.00%, 09/30/20	6,360,000	6,285,467
1.75%, 10/31/20Δ	2,000,000	1,942,188
2.00%, 11/30/20	16,280,000	16,037,705
2.13%, 01/31/21	9,600,000	9,506,995
3.63%, 02/15/21	600,000	652,781
2.00%, 02/28/21	2,010,000	1,972,077
2.25%, 03/31/21	3,100,000	3,088,859
2.00%, 11/15/21Δ	4,200,000	4,075,970
2.00%, 02/15/22	2,100,000	2,030,765
1.75%, 05/15/22	400,000	377,516
2.50%, 08/15/23Δ	6,300,000	6,210,666
2.75%, 11/15/23Δ	1,390,000	1,396,406
2.75%, 02/15/24Δ	1,710,000	1,713,875

		179,437,205

U.S. Treasury STRIP
0.00%, 11/15/43Ω†Δ	540,000	178,641

Total U.S. Treasury Obligations (Cost $237,193,580)		236,385,578

	Shares
PREFERRED STOCKS — 0.4%
GMAC Capital Trust I,
8.125%, 02/15/40*	23,879	651,897
Wells Fargo & Co.,
7.50%, 12/31/49*	2,400	2,815,200

Total Preferred Stocks (Cost $2,012,980)		3,467,097

MONEY MARKET FUNDS — 23.8%
GuideStone Money Market Fund (GS4 Class)¥	83,190,311	83,190,311
Northern Institutional Liquid Assets Portfolio§	113,376,515	113,376,515

Total Money Market Funds (Cost $196,566,826)		196,566,826

TOTAL INVESTMENTS — 123.0% (Cost $1,005,129,371)		1,015,890,806

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $126.5, Expires 05/24/14 (MLCS)	(16)	(1,750)
U.S. Treasury Bond, Strike Price $137.00, Expires 04/26/14 (MLCS)	(58)	(8,156)

		(9,906)

52	See Notes to Schedules of Investments.

	Notional Amount	Value
Call Swaption — 0.0%
3-Month LIBOR, Strike Price 1.70%, Expires 05/06/14 (GSC)	$(8,100,000)	$(1,001)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $121.5, Expires 05/24/14 (MLCS)	(16)	(4,500)
5-Year U.S. Treasury Note, Strike Price $117.75, Expires 05/24/14 (MLCS)	(40)	(9,063)
90-Day Euro, Strike Price $99.625, Expires 06/14/14 (ADV)	(63)	(787)

		(14,350)

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 1.20%, Expires 09/03/14 (DEUT)	$(17,200,000)	(21,703)
3-Month LIBOR, Strike Price 2.40%, Expires 05/04/14 (GSC)	(8,100,000)	(4,597)
3-Month LIBOR, Strike Price 2.50%, Expires 09/21/15 (RBS)	(9,700,000)	(276,913)
3-Month LIBOR, Strike Price 4.25%, Expires 07/28/14 (RBC)	(17,300,000)	(62,437)

		(365,650)

Total Written Options (Premiums received $(468,630))		(390,907)

	Par
SECURITY SOLD SHORT — (0.9)%
U.S. Treasury Note
1.63%, 08/15/22 (Cost $(7,540,609))	$(8,100,000)	(7,533,000)

TBA SALE COMMITMENTS — (0.6)%
Federal National Mortgage Association
2.50%, 03/01/28 TBA	(1,000,000)	(1,000,230)
Government National Mortgage Association
3.00%, 03/15/43 TBA	(4,000,000)	(3,940,746)

Total TBA Sale Commitments (Cost $(4,936,451))		(4,940,976)

Liabilities in Excess of Other Assets — (21.5)%		(177,245,993)

NET ASSETS — 100.0%		$825,779,930

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2014:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	UBS	USD	$300,000	$439	$—	$439
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	950,000	(4,409)	—	(4,409)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	430,000	(2,848)	(2,679)	(169)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	220,000	(1,457)	(1,463)	6
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	190,000	(1,257)	(657)	(600)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	190,000	(1,257)	(517)	(740)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	180,000	(1,192)	(455)	(737)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	140,000	(926)	(789)	(137)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	130,000	(860)	(228)	(632)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	120,000	(794)	(407)	(387)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(795)	(233)	(562)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	80,000	(529)	(332)	(197)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	60,000	(397)	(233)	(164)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	20,000	(132)	(95)	(37)
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(3,407)	5,005	(8,412)

					$3,430,000	$(19,821)	$(3,083)	$(16,738)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.50% due 03/06/30	1.08%	(1.04)%	05/20/17	DEUT	USD	$1,000,000	$2,434	$—	$2,434
GMAC LLC, 6.88% due 08/28/12	0.96%	(3.53)%	09/20/17	DEUT	USD	4,100,000	361,022	—	361,022

						$5,100,000	$363,456	$—	$363,456

54	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	JPM	USD	$5,600,000	$(14,259)	$(5,053)	$(9,206)
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	JPM	USD	5,300,000	(13,495)	(5,117)	(8,378)
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	DEUT	USD	4,100,000	(10,440)	(3,825)	(6,615)
Dow Jones CDX.NA.HY15 Index	(5.00)%	12/20/15	CME	USD	2,112,000	(129,203)	43,561	(172,764)
Dow Jones CDX.NA.IG16 Index	1.00%	12/20/16	BOA	USD	900,000	(2,292)	(782)	(1,510)
Dow Jones CDX.NA.IG21 Index	(5.00)%	12/20/18	BAR	USD	1,800,000	(32,640)	(31,533)	(1,107)

					$19,812,000	$(202,329)	$(2,749)	$(199,580)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Market Value	Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX.NA.IG16 Index	0.94%	1.00%	06/20/16	JPM	USD	$4,825,000	$86,130	$8,998	$77,132
Dow Jones CDX.NA.IG16 Index	0.97%	1.00%	06/20/16	BOA	USD	3,000,000	53,552	3,030	50,522
Dow Jones CDX.NA.IG16 Index	0.94%	1.00%	06/20/16	DEUT	USD	2,125,000	37,933	3,874	34,059
Dow Jones iTraxx	7.03%	1.00%	12/20/18	BAR	EUR	1,350,000	28,682	25,486	3,196
Dow Jones CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	CITI	USD	1,200,000	(12,668)	(32,593)	19,925

						$12,500,000	$193,629	$8,795	$184,834

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	8.15%	01/02/15	DEUT	BRL	$8,830,000	$(100,805)	$—	$(100,805)
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HKSB	BRL	5,300,000	60,180	16,973	43,207
Brazil CETIP Interbank Deposit	8.56%	01/02/15	UBS	BRL	5,300,000	(42,807)	110	(42,917)
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HSBC	BRL	3,700,000	(35,783)	2,739	(38,522)
Brazil CETIP Interbank Deposit	9.94%	01/02/15	DEUT	BRL	2,570,000	(6,268)	—	(6,268)
Brazil CETIP Interbank Deposit	7.62%	01/02/15	DEUT	BRL	1,800,000	(25,367)	(1,746)	(23,621)
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	1,000,000	(5,910)	2,438	(8,348)
Brazil CETIP Interbank Deposit	8.27%	01/02/15	MSCS	BRL	900,000	(8,932)	(905)	(8,027)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	700,000	(8,480)	(30)	(8,450)
Brazil CETIP Interbank Deposit	10.39%	01/04/16	BOA	BRL	9,130,000	(65,153)	—	(65,153)
Brazil CETIP Interbank Deposit	10.09%	01/04/16	CITI	BRL	2,700,000	(26,452)	—	(26,452)
Brazil CETIP Interbank Deposit	11.83%	01/04/16	JPM	BRL	2,560,000	(2,227)	—	(2,227)
Brazil CETIP Interbank Deposit	11.76%	01/04/16	DEUT	BRL	1,980,000	(1,464)	—	(1,464)
Brazil CETIP Interbank Deposit	11.87%	01/04/16	DEUT	BRL	1,940,000	(1,234)	—	(1,234)
3-Month LIBOR	(0.75)%	06/18/16	CME	USD	10,100,000	(17,544)	(17,218)	(326)
Brazil CETIP Interbank Deposit	8.94%	01/02/17	CS	BRL	5,800,000	(164,333)	(2,365)	(161,968)
Brazil CETIP Interbank Deposit	8.50%	01/02/17	CS	BRL	5,200,000	(175,108)	(3,087)	(172,021)
Brazil CETIP Interbank Deposit	8.59%	01/02/17	UBS	BRL	2,900,000	(98,051)	(2,475)	(95,576)
Brazil CETIP Interbank Deposit	12.40%	01/02/17	DEUT	BRL	2,760,000	3,172	—	3,172

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank Deposit	12.65%	01/02/17	DEUT	BRL	$1,810,000	$5,869	$—	$5,869
Brazil CETIP Interbank Deposit	12.27%	01/02/17	DEUT	BRL	1,620,000	38	—	38
Brazil CETIP Interbank Deposit	8.49%	01/02/17	BNP	BRL	1,100,000	(35,907)	—	(35,907)
Brazil CETIP Interbank Deposit	8.60%	01/02/17	DEUT	BRL	600,000	(19,480)	252	(19,732)
3-Month KORIBOR	2.88%	03/07/17	CITI	KRW	706,340,000	(227)	—	(227)
3-Month LIBOR	(1.68)%	11/25/17	CME	USD	11,500,000	82,293	32,333	49,960
3-Month LIBOR	2.78%	03/24/18	CME	USD	25,700,000	(3,948)	(1,005)	(2,943)
3-Month KLIBOR	(3.88)%	11/14/18	DEUT	MYR	860,000	(333)	—	(333)
3-Month KLIBOR	(3.92)%	11/19/18	CITI	MYR	960,000	208	—	208
3-Month KLIBOR	(3.97)%	12/11/18	JPM	MYR	1,570,000	(487)	—	(487)
3-Month LIBOR	2.00%	06/18/19	CME	USD	10,600,000	(34,640)	(47,234)	12,594
3-Month LIBOR	2.56%	10/20/20	CME	USD	2,800,000	82,935	11,262	71,673
3-Month LIBOR	2.92%	11/25/20	CME	USD	13,800,000	(14,936)	(63,704)	48,768
3-Month LIBOR	2.50%	06/18/21	CME	USD	4,800,000	7,333	38,380	(31,047)
3-Month LIBOR	(2.93)%	03/24/22	CME	USD	4,600,000	(10,381)	—	(10,381)
3-Month LIBOR	2.65%	07/31/23	CME	USD	6,200,000	(30,942)	—	(30,942)
3-Month KORIBOR	(3.45)%	08/08/23	CITI	KRW	1,328,210,000	(19,513)	—	(19,513)
3-Month KORIBOR	(3.42)%	08/13/23	JPM	KRW	391,340,000	(4,608)	—	(4,608)
3-Month KLIBOR	(4.49)%	08/14/23	DEUT	MYR	220,000	(498)	—	(498)
3-Month KORIBOR	(3.49)%	08/16/23	CITI	KRW	185,320,000	(2,998)	—	(2,998)
3-Month KORIBOR	(3.56)%	08/19/23	JPM	KRW	228,920,000	(5,270)	5	(5,275)
3-Month KLIBOR	(4.33)%	09/26/23	JPM	MYR	370,000	865	—	865
3-Month KLIBOR	(4.45)%	11/15/23	CITI	MYR	600,000	(1,121)	—	(1,121)
3-Month LIBOR	(3.51)%	11/25/23	CME	USD	6,100,000	(65,654)	29,891	(95,545)
6-Month WIBOR	(4.16)%	11/28/23	CME	PLN	970,000	(5,769)	—	(5,769)
3-Month KORIBOR	(3.47)%	12/23/23	CITI	KRW	239,520,000	(3,397)	—	(3,397)
3-Month KORIBOR	(3.47)%	12/23/23	JPM	KRW	114,310,000	(1,666)	—	(1,666)
3-Month KORIBOR	(3.47)%	01/07/24	JPM	KRW	275,210,000	(4,498)	—	(4,498)
3-Month KORIBOR	(3.47)%	01/07/24	CITI	KRW	172,160,000	(3,756)	—	(3,756)
3-Month KORIBOR	(3.47)%	01/08/24	DEUT	KRW	137,280,000	(2,935)	—	(2,935)
3-Month KORIBOR	(3.48)%	01/10/24	CITI	KRW	237,220,000	(3,952)	—	(3,952)
3-Month KORIBOR	(3.45)%	01/13/24	JPM	KRW	71,390,000	(1,013)	—	(1,013)
3-Month KORIBOR	(3.47)%	01/15/24	JPM	KRW	86,930,000	(1,377)	—	(1,377)
3-Month KORIBOR	(3.46)%	01/16/24	JPM	KRW	87,250,000	(1,309)	—	(1,309)
3-Month KORIBOR	(3.45)%	01/16/24	BOA	KRW	27,040,000	(383)	—	(383)
3-Month KORIBOR	(3.44)%	01/17/24	JPM	KRW	119,775,000	(1,644)	—	(1,644)
3-Month KORIBOR	(3.38)%	01/27/24	JPM	KRW	163,080,000	(1,243)	—	(1,243)
3-Month LIBOR	4.25%	01/30/24	CME	USD	4,800,000	43,181	27,648	15,533
3-Month LIBOR	4.50%	06/19/24	CME	USD	6,500,000	107,559	53,476	54,083
3-Month LIBOR	(3.50)%	06/18/29	CME	USD	5,100,000	(107,024)	(71,300)	(35,724)
3-Month LIBOR	(1.63)%	01/30/39	CME	USD	1,600,000	1,920	(891)	2,811
3-Month LIBOR	(4.37)%	01/30/39	CME	USD	1,600,000	(38,655)	(14,275)	(24,380)
3-Month LIBOR	(3.00)%	12/18/43	CME	USD	2,700,000	269,734	445,087	(175,353)

					$4,765,545,000	$(550,195)	$434,359	$(984,554)

Total Swap agreements outstanding at March 31, 2014					$4,806,387,000	$(215,260)	$437,322	$(652,582)

56	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$13,160,498	$—	$13,160,498	$—
Asset-Backed Securities	18,685,543	—	16,840,138	1,845,405
Corporate Bonds	160,296,040	—	158,783,215	1,512,825
Foreign Bonds:
Australia	5,357,920	—	5,357,920	—
Bermuda	736,492	—	736,492	—
Canada	2,970,913	—	2,970,913	—
Cayman Islands	4,383,595	—	4,383,595	—
Chile	589,441	—	589,441	—
Colombia	887,932	—	887,932	—
Dominican Republic	205,644	—	205,644	—
France	9,095,720	—	9,095,720	—
Germany	2,515,772	—	2,515,772	—
Honduras	220,597	—	220,597	—
Iceland	14	—	—	14
Indonesia	1,132,104	—	1,132,104	—
Ireland	206,750	—	206,750	—
Israel	2,257,204	—	2,257,204	—
Italy	9,209,336	—	9,209,336	—
Japan	1,758,762	—	1,758,762	—
Jersey	246,803	—	246,803	—
Jordan	1,196,801	—	1,196,801	—
Luxembourg	3,973,050	—	3,973,050	—
Mexico	20,705,086	—	18,345,092	2,359,994
Netherlands	10,065,471	—	10,065,471	—
New Zealand	223,835	—	223,835	—
Norway	493,682	—	493,682	—
Poland	838,507	—	838,507	—
Russia	647,082	—	647,082	—
Singapore	304,683	—	304,683	—
South Africa	711,480	—	711,480	—
South Korea	3,630,925	—	3,630,925	—
Spain	610,537	—	610,537	—
Supranational	390,462	—	390,462	—
Sweden	1,548,671	—	1,548,671	—
Switzerland	546,565	—	546,565	—
Turkey	1,734,327	—	1,734,327	—
United Kingdom	15,615,775	—	15,615,775	—
Virgin Islands (British)	3,326,471	—	3,326,471	—
Foreign Government Inflation-Linked Bond	6,110,736	—	6,110,736	—
Money Market Funds	196,566,826	196,566,826	—	—
Mortgage-Backed Securities	254,669,904	—	250,157,805	4,512,099
Municipal Bonds	17,969,511	—	17,969,511	—
Preferred Stocks	3,467,097	651,897	—	2,815,200
Purchased Options	240,664	15,449	225,215	—
U.S. Treasury Obligations	236,385,578	—	236,385,578	—

Total Assets — Investments in Securities	$1,015,890,806	$197,234,172	$805,611,097	$13,045,537

Other Financial Instruments***
Futures Contracts	$322,563	$322,563	$—	$—

Total Assets — Other Financial Instruments	$322,563	$322,563	$—	$—

See Notes to Schedules of Investments.	57

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Security Sold Short	$(7,533,000)	$—	$(7,533,000)	$—
TBA Sale Commitments	(4,940,976)	—	(4,940,976)	—
Written Options	(390,907)	(24,256)	(366,651)	—

Total Liabilities — Investments in Securities	$(12,864,883)	$(24,256)	$(12,840,627)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(148,915)	$—	$(148,915)	$—
Swap Agreements	(215,260)	—	(215,260)	—

Total Liabilities — Other Financial Instruments	$(364,175)	$—	$(364,175)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities, preferred stock and written option are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities	Preferred Stock	Written Option
Balance, 12/31/13	$10,579,728	$1,885,701	$1,506,297	$14	$4,716,402	$2,652,000	$(180,686)
Accrued discounts/premiums	3,919	1,665	(1,124)	5,591	(2,213)	—	—
Realized gain (loss)	42,200	513	(2,295)	—	970	—	43,012
Change in unrealized appreciation (depreciation)	71,237	(15,963)	(271,536)	37,530	(28,568)	163,200	186,574
Purchases	2,756,466	—	348,273	2,316,873	91,320	—	—
Sales	(169,238)	—	—	—	(120,338)	—	(48,900)
Transfers in to Level 3(1)	550,085	—	—	—	550,085	—	—
Transfers out of Level 3(2)	(691,370)	—	—	—	(691,370)	—	—
Maturities	—	—	—	—	—	—	—
Paydowns	(97,490)	(26,511)	(66,790)	—	(4,189)	—	—

Balance, 03/31/14	$13,045,537	$1,845,405	$1,512,825	$2,360,008	$4,512,099	$2,815,200	$—

(1)

Transfers in to Level 3 represent the value of securities at March 31, 2014 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2014 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

58	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 0.9%
Citibank Credit Card Issuance Trust
6.15%, 06/15/39
(Cost $3,094,575)	$2,300,000	$2,709,197

CORPORATE BONDS — 47.2%
AES Corporation
4.88%, 05/15/23	60,000	57,601
Aflac, Inc.
6.45%, 08/15/40Δ	4,705,000	5,841,676
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	100,800
Alcoa, Inc.
5.87%, 02/23/22	10,000	10,561
6.75%, 01/15/28Δ	235,000	254,810
5.95%, 02/01/37	85,000	82,606
Ally Financial, Inc.
8.00%, 11/01/31	177,000	219,037
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	510,531	562,005
Andarko Holding Co.
7.15%, 05/15/28	250,000	301,692
Apple, Inc.
3.85%, 05/04/43	2,537,000	2,259,186
AT&T, Inc.
4.30%, 12/15/42Δ	1,242,000	1,104,807
Bank of America Corporation
6.11%, 01/29/37Δ	900,000	1,009,774
Bank of America NA
6.00%, 10/15/36	5,000,000	5,982,590
Barrick North America Finance LLC
5.70%, 05/30/41	3,634,000	3,530,595
Bruce Mansfield Unit
6.85%, 06/01/34	1,092,943	1,184,414
California Institute of Technology
4.70%, 11/01/11	4,030,000	3,711,703
CenturyLink, Inc.
6.45%, 06/15/21	260,000	280,800
6.88%, 01/15/28	65,000	62,562
7.65%, 03/15/42	295,000	279,881
Chesapeake Energy Corporation
6.63%, 08/15/20	10,000	11,275
6.88%, 11/15/20Δ	15,000	17,100
2.75%, 11/15/35 CONV	75,000	78,516
2.50%, 05/15/37 CONV	200,000	204,500
2.25%, 12/15/38 CONV	50,000	47,125
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	217,678
Citigroup, Inc.
8.13%, 07/15/39	3,584,000	5,200,416
Comcast Corporation
4.50%, 01/15/43Δ	1,950,000	1,909,469
Continental Airlines 1999-2 Class B Pass Through Trust
7.57%, 09/15/21	34,020	35,381
Continental Airlines 2000-2 Class B Pass Through Trust
8.31%, 10/02/19	113,155	122,207
Corning, Inc.
7.25%, 08/15/36	850,000	1,029,193
Cummins, Inc.
5.65%, 03/01/98	2,520,000	2,625,094
Darden Restaurants, Inc.
6.00%, 08/15/35Δ	990,000	981,555
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	534,280
Dillard’s, Inc.
7.00%, 12/01/28Δ	500,000	511,250
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,458,112
Foot Locker, Inc.
8.50%, 01/15/22Δ	1,000,000	1,202,500
Ford Motor Co.
4.25%, 11/15/16 CONVΔ	175,000	317,734
6.63%, 10/01/28	680,000	797,649
6.38%, 02/01/29	1,255,000	1,437,006
General Electric Capital Corporation
6.75%, 03/15/32	2,000,000	2,578,754
6.15%, 08/07/37	3,000,000	3,650,706
5.88%, 01/14/38	150,000	177,441
Goldman Sachs Group, Inc.
6.75%, 10/01/37Δ	500,000	574,550
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,065,000
7.05%, 12/01/27	500,000	501,875
HSBC Bank USA NA
7.00%, 01/15/39	4,748,000	6,152,117
Intel Corporation
3.25%, 08/01/39 CONVΔ	1,155,000	1,617,006
International Lease Finance Corporation
5.88%, 08/15/22Δ	5,000	5,306
International Paper Co.
8.70%, 06/15/38	2,643,000	3,831,192
iStar Financial, Inc.
3.00%, 11/15/16 CONV	100,000	141,438
7.13%, 02/15/18	180,000	202,950
4.88%, 07/01/18Δ	100,000	103,000
Jefferies Group LLC
6.45%, 06/08/27	50,000	53,701
3.88%, 11/01/29 CONV	65,000	69,428
6.25%, 01/15/36	185,000	188,363
6.50%, 01/20/43	1,990,000	2,091,259
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	319,917
5.60%, 07/15/41	5,000,000	5,686,610
KB Home
1.38%, 02/01/19 CONVΔ	30,000	30,975
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	298,273
Kraft Foods Group, Inc.
6.88%, 01/26/39Δ	2,268,000	2,929,898
6.50%, 02/09/40	1,000,000	1,248,255
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,639,257
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	291,048
Masco Corporation
7.75%, 08/01/29	275,000	308,500
6.50%, 08/15/32Δ	55,000	56,237

See Notes to Schedules of Investments.	59

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Massachusetts Institute of Technology
5.60%, 07/01/11	$1,000,000	$1,232,317
Mead Corporation
7.55%, 03/01/47@Δ	515,000	585,611
MetLife, Inc.
5.88%, 02/06/41	2,675,000	3,183,081
6.40%, 12/15/66Δ	310,000	328,600
Morgan Stanley
4.75%, 11/16/18(A)	295,000	274,669
4.10%, 05/22/23	300,000	297,520
6.25%, 08/09/26	600,000	713,107
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	48,515
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	118,975
Nationwide Mutual Insurance Co.
6.60%, 04/15/34 144A	105,000	106,050
New Albertsons, Inc.
7.45%, 08/01/29	55,000	44,550
8.70%, 05/01/30	25,000	21,312
8.00%, 05/01/31	295,000	244,850
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	2,255,000	2,815,931
Owens Corning
7.00%, 12/01/36	2,360,000	2,640,252
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,313,075
Prudential Financial, Inc.
6.63%, 06/21/40	3,912,000	4,962,470
5.63%, 05/12/41	987,000	1,120,941
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	985,000
Qwest Corporation
7.25%, 09/15/25Δ	490,000	542,352
6.88%, 09/15/33	2,250,000	2,230,072
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	22,000	25,602
RR Donnelley & Sons Co.
7.00%, 02/15/22Δ	285,000	314,925
SandRidge Energy, Inc.
7.50%, 02/15/23Δ	350,000	372,750
Sempra Energy
6.00%, 10/15/39	991,000	1,186,199
SLM Corporation
5.00%, 06/15/18	335,000	333,516
5.63%, 08/01/33	1,460,000	1,292,100
Sprint Capital Corporation
6.90%, 05/01/19Δ	30,000	33,075
6.88%, 11/15/28	1,025,000	999,375
8.75%, 03/15/32	20,000	22,100
Sprint Communications, Inc.
6.00%, 11/15/22Δ	25,000	25,594
Textron, Inc.
6.63%, 04/07/20(U)	160,000	306,490
Toro Co.
6.63%, 05/01/37@	300,000	333,662
United Air Lines 2014-1 Class A Pass Through Trust
4.00%, 10/11/27	115,000	115,575
UnitedHealth Group, Inc.
6.50%, 06/15/37	767,000	966,906
3.95%, 10/15/42	181,000	164,520
University of Pennsylvania
4.67%, 09/01/12	3,370,000	3,195,640
University of Southern California
5.25%, 10/01/11	2,779,000	3,222,070
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	441,814	493,727
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	303,953	319,341
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	340,000	368,900
Verizon Communications, Inc.
6.40%, 02/15/38	968,000	1,140,338
6.00%, 04/01/41	2,770,000	3,150,562
6.55%, 09/15/43	1,878,000	2,293,669
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	150,000	152,638
WellPoint, Inc.
6.38%, 06/15/37Δ	1,208,000	1,456,842
Wells Fargo & Co.
5.61%, 01/15/44	4,912,000	5,336,677
Weyerhaeuser Co.
6.88%, 12/15/33Δ	580,000	719,328

Total Corporate Bonds (Cost $119,132,109)		134,539,567

FOREIGN BONDS — 21.7%
Australia — 2.9%
Barrick PD Australia Finance Propriety, Ltd.
5.95%, 10/15/39	2,870,000	2,858,331
BHP Billiton Finance (USA), Ltd.
5.00%, 09/30/43	1,439,000	1,528,733
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	739,186
Queensland Treasury Corporation
5.75%, 11/21/14(A)	60,000	56,742
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40	2,946,000	3,130,499

		8,313,491

Brazil — 0.4%
Brazilian Government International Bond
10.25%, 01/10/28(B)Δ	2,525,000	1,162,902

Canada — 4.8%
Bombardier, Inc.
6.00%, 10/15/22 144A	745,000	745,000
Canada Generic Residual STRIP
2.56%, 06/01/25(C)Ω†	3,685,000	2,487,100
Ontario Generic Residual STRIP
3.99%, 03/08/29(C)Ω†	4,600,000	2,316,811
Saskatchewan Residual STRIP
2.92%, 02/04/22(C)Ω†	3,000,000	2,091,813
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	482,546

60	See Notes to Schedules of Investments.

	Par	Value
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	$1,541,000	$1,880,237
Xstrata Finance Canada, Ltd.
6.00%, 11/15/41 144A	3,591,000	3,639,479

		13,642,986

Cayman Islands — 0.6%
XLIT, Ltd.
6.25%, 05/15/27Δ	1,530,000	1,770,014

Ireland — 0.1%
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	306,873

Italy — 0.6%
Telecom Italia Capital SA
6.38%, 11/15/33	755,000	741,787
6.00%, 09/30/34Δ	1,010,000	946,875

		1,688,662

Luxembourg — 0.4%
ArcelorMittal
6.00%, 03/01/21Δ	45,000	48,206
7.50%, 10/15/39Δ	215,000	223,331
7.25%, 03/01/41Δ	975,000	982,313

		1,253,850

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	291,388

Mexico — 0.7%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	186,481
Mexican Bonos
8.00%, 12/07/23(M)	19,800,000	1,719,380

		1,905,861

Netherlands — 5.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41	1,023,000	1,108,549
5.75%, 12/01/43	2,750,000	3,012,146
Deutsche Telekom International Finance BV
4.88%, 03/06/42 144A	2,050,000	2,069,949
EDP Finance BV
4.90%, 10/01/19 144A	500,000	523,750
Enel Finance International NV
6.80%, 09/15/37 144AΔ	100,000	113,690
6.00%, 10/07/39 144A	2,210,000	2,316,566
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	4,236,213
5.00%, 03/15/42	1,000,000	1,072,231

		14,453,094

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	93,735
4.25%, 05/19/17(K)	7,670,000	1,379,455

		1,473,190

Spain — 1.1%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	665,000	952,410
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	81,297
7.05%, 06/20/36Δ	1,720,000	2,094,539

		3,128,246

Supranational — 1.0%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,820,936

United Kingdom — 3.4%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	709,773
Centrica PLC
5.38%, 10/16/43 144A	1,097,000	1,137,174
HBOS PLC
6.00%, 11/01/33 144A	925,000	965,238
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	2,013,000	1,838,101
Standard Chartered PLC
5.30%, 01/09/43 144AΔ	1,624,000	1,566,202
5.70%, 03/26/44 144AΔ	3,361,000	3,335,792
		9,552,280

Total Foreign Bonds (Cost $55,777,462)		61,763,773

MORTGAGE-BACKED SECURITY — 0.5%
Community Program Loan Trust
4.50%, 04/01/29 (Cost $1,166,733)	1,296,843	1,308,516

MUNICIPAL BONDS — 18.9%
Austin Water & Wastewater System, Revenue Bond, Series A
5.00%, 11/15/43	1,250,000	1,337,750
Bay Area Toll Authority, Revenue Bond, Series S-4
5.00%, 04/01/43	1,395,000	1,480,025
5.13%, 04/01/48	510,000	540,330
California Educational Facilities Authority, Stanford University, Revenue Bond
5.25%, 04/01/40	3,690,000	4,712,278
Cook County Community College District No. 508, General Obligation
5.25%, 12/01/43	325,000	343,385
District of Columbia Water & Sewer Authority, Revenue Bond, Series A
5.00%, 10/01/44	2,005,000	2,142,483
Grand Parkway Transportation Corporation, Revenue Bond, Series B
5.25%, 10/01/51	6,415,000	6,798,681
Los Angeles Department of Water & Power, Revenue Bond, Series B
5.00%, 07/01/43	2,405,000	2,578,706

See Notes to Schedules of Investments.	61

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series B (AGM Insured)
5.76%, 06/15/45Ω†	$9,800,000	$1,722,938
5.78%, 06/15/46Ω†	1,240,000	205,542
5.80%, 06/15/47Ω†	400,000	62,504
Metropolitan Transportation Authority, Revenue Bond, Series A-1
5.25%, 11/15/39	1,840,000	1,996,032
Miami-Dade County Water & Sewer System, Revenue Bond, Series A
5.00%, 10/01/42	2,030,000	2,127,278
New York City Transitional Finance Authority, Revenue Bond, Sub-Series A-1
5.00%, 11/01/38	2,080,000	2,263,082
New York City Water & Sewer System, Revenue Bond, Series FF
5.00%, 06/15/45	1,190,000	1,262,173
New York State Dormitory Authority, Revenue Bond, Series A
5.00%, 03/15/43	2,210,000	2,385,209
New York State Dormitory Authority, Revenue Bond, Series C
5.00%, 03/15/41	745,000	791,659
Ohio State Turnpike Commission, Revenue Bond, Series A-2
5.13%, 02/15/36Ω†	925,000	307,535
5.15%, 02/15/37Ω†	1,635,000	512,294
5.17%, 02/15/38Ω†	1,995,000	590,021
5.24%, 02/15/40Ω†	1,670,000	440,396
5.26%, 02/15/41Ω†	1,585,000	394,903
5.27%, 02/15/42Ω†	1,200,000	282,372
5.28%, 02/15/43Ω†	830,000	184,907
Omaha Public Power District, Revenue Bond, Series A
5.00%, 02/01/42	1,475,000	1,585,522
Pennsylvania Turnpike Commission, Revenue Bond, Series C
5.00%, 12/01/43	390,000	408,544
Philadelphia Water & Wastewater, Revenue Bond, Series A
5.13%, 01/01/43	380,000	400,695
San Bernardino Community College District, General Obligation, Series B
5.58%, 08/01/48Ω†	2,845,000	483,508
Southwestern Community College District, General Obligation, Series C
5.74%, 08/01/46Ω†	3,975,000	730,366
State of California, General Obligation
5.00%, 02/01/43	1,775,000	1,889,523
5.00%, 04/01/43	3,850,000	4,102,483
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	627,335
State of Illinois, General Obligation, Series B
5.52%, 04/01/38	425,000	412,658
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	4,912,000	4,644,984
University of California, Revenue Bond, Series AI
5.00%, 05/15/38	405,000	440,182
University of Utah, Revenue Bond, Series A
5.00%, 08/01/43	1,545,000	1,665,464
Westside Union School District, General Obligation, Series B
5.69%, 08/01/40Ω†	1,600,000	415,200
5.63%, 08/01/45Ω†	2,170,000	426,644

Total Municipal Bonds (Cost $49,970,012)		53,695,591

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds
2.75%, 11/15/42Δ	1,200,000	1,022,719
2.88%, 05/15/43Δ	3,620,000	3,160,148
3.63%, 08/15/43Δ	795,000	804,814

		4,987,681

U.S. Treasury Note
0.25%, 02/29/16Δ	2,460,000	2,453,658

U.S. Treasury STRIP
3.78%, 08/15/42Ω†Δ	28,725,000	10,012,271

Total U.S. Treasury Obligations (Cost $16,965,468)		17,453,610

	Shares
PREFERRED STOCKS — 0.2%
Ally Financial, Inc.,
7.00%, 12/31/49 144A	82	80,990
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONV	620	60,078
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144AΔ	80	89,450
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	5,350	273,118

Total Preferred Stocks (Cost $367,852)		503,636

62	See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 16.0%
GuideStone Money Market Fund (GS4 Class)¥	10,253,908	$10,253,908
Northern Institutional Liquid Assets Portfolio§	35,399,374	35,399,374

Total Money Market Funds (Cost $45,653,282)		45,653,282

TOTAL INVESTMENTS — 111.5% (Cost $292,127,493)		317,627,172
Liabilities in Excess of Other Assets — (11.5)%		(32,823,499)

NET ASSETS — 100.0%		$284,803,673

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$2,709,197	$—	$2,709,197	$—
Corporate Bonds	134,539,567	—	132,384,498	2,155,069
Foreign Bonds	61,763,773	—	61,763,773	—
Money Market Funds	45,653,282	45,653,282	—	—
Mortgage-Backed Security	1,308,516	—	1,308,516	—
Municipal Bonds	53,695,591	—	53,695,591	—
Preferred Stocks	503,636	422,645	—	80,991
U.S. Treasury Obligations	17,453,610	—	17,453,610	—

Total Assets — Investments in Securities	$317,627,172	$46,075,927	$269,315,185	$2,236,060

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2014.

See Notes to Schedules of Investments.	63

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Par	Value
CORPORATE BONDS — 35.6%
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	$106,000	$128,261
Access Midstream Partners LP
6.13%, 07/15/22	150,000	162,188
4.88%, 05/15/23	360,000	364,500
Activision Blizzard, Inc.
5.63%, 09/15/21 144A	70,000	75,075
6.13%, 09/15/23 144A	60,000	65,475
AES Corporation
8.00%, 06/01/20	350,000	414,750
7.38%, 07/01/21Δ	170,000	194,650
4.88%, 05/15/23	1,710,000	1,641,600
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	275,000	264,000
Alcoa, Inc.
5.87%, 02/23/22	5,000	5,281
5.90%, 02/01/27	825,000	843,611
6.75%, 01/15/28Δ	1,380,000	1,496,328
5.95%, 02/01/37	65,000	63,169
Ally Financial, Inc.
6.75%, 12/01/14	399,000	414,461
5.50%, 02/15/17	70,000	76,300
8.00%, 12/31/18	104,000	124,150
3.50%, 01/27/19Δ	1,000,000	1,001,250
8.00%, 03/15/20	200,000	242,000
7.50%, 09/15/20	415,000	494,888
8.00%, 11/01/31	345,000	426,937
American Axle & Manufacturing, Inc.
7.75%, 11/15/19	70,000	81,200
6.25%, 03/15/21	30,000	32,100
6.63%, 10/15/22Δ	150,000	163,312
American International Group, Inc.
5.45%, 05/18/17	25,000	27,919
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	11,101
6.38%, 09/15/17	110,000	126,029
Appvion, Inc.
9.00%, 06/01/20 144A	210,000	214,988
Arch Coal, Inc.
9.88%, 06/15/19	400,000	350,000
AT&T, Inc.
3.88%, 08/15/21	60,000	62,680
Atlas Pipeline Partners LP
4.75%, 11/15/21	110,000	105,050
Ball Corporation
5.75%, 05/15/21	380,000	407,550
5.00%, 03/15/22Δ	500,000	515,000
Bank of America Corporation
5.49%, 03/15/19	100,000	111,196
5.00%, 05/13/21	100,000	110,431
6.11%, 01/29/37Δ	1,300,000	1,458,562
5.20%, 12/29/49†	550,000	519,750
Barrick North America Finance LLC
5.75%, 05/01/43Δ	1,000,000	977,707
Beazer Homes USA, Inc.
7.25%, 02/01/23Δ	50,000	52,500
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,597,519
Calpine Corporation
7.88%, 01/15/23 144A	348,000	391,500
Calumet Specialty Products Partners LP
9.38%, 05/01/19	520,000	592,800
6.50%, 04/15/21 144A	230,000	232,300
CBS Outdoor Americas Capital LLC
5.25%, 02/15/22 144A	40,000	41,100
5.63%, 02/15/24 144A	40,000	41,100
CCO Holdings LLC
7.00%, 01/15/19Δ	230,000	243,800
6.50%, 04/30/21	100,000	106,375
Cemex Finance LLC
9.38%, 10/12/22	550,000	648,312
Century Intermediate Holding Co. 2
PIK 9.75%, 02/15/19 144A	130,000	137,638
CenturyLink, Inc.
7.60%, 09/15/39Δ	755,000	721,969
Chesapeake Energy Corporation
6.63%, 08/15/20	5,000	5,638
6.88%, 11/15/20Δ	75,000	85,500
6.13%, 02/15/21Δ	140,000	153,300
2.75%, 11/15/35 CONVΔ	110,000	115,156
2.50%, 05/15/37 CONV	290,000	296,525
2.25%, 12/15/38 CONV	920,000	867,100
Chrysler Group LLC
8.25%, 06/15/21 144A	200,000	227,250
Ciena Corporation
0.88%, 06/15/17 CONVΔ	1,695,000	1,732,078
3.75%, 10/15/18 CONV 144A	415,000	582,816
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	147,250
CIT Group, Inc.
5.00%, 08/15/22	500,000	520,940
5.00%, 08/01/23Δ	670,000	688,425
Citigroup, Inc.
3.50%, 05/15/23	1,305,000	1,233,568
5.35%, 04/29/49†	360,000	335,402
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	122,100
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	200,000	201,204
6.25%, 10/01/40Δ	1,920,000	1,668,893
Cloud Peak Energy Resources LLC
8.50%, 12/15/19	170,000	183,812
Cogent Communications Group, Inc.
8.38%, 02/15/18 144A	410,000	446,900
Colorado Interstate Gas Co. LLC
5.95%, 03/15/15	20,000	20,981
6.80%, 11/15/15	125,000	137,370
Comcast Corporation
5.15%, 03/01/20Δ	170,000	192,745
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144AΔ	40,000	40,500
Concho Resources, Inc.
5.50%, 10/01/22	520,000	544,700

64	See Notes to Schedules of Investments.

	Par	Value
ConocoPhillips
6.50%, 02/01/39	$20,000	$26,373
CONSOL Energy, Inc.
8.25%, 04/01/20	621,000	677,666
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/23	468,681	531,953
Continental Airlines 2009-1 Pass Through Trust
9.00%, 01/08/18	968,721	1,109,186
Cooper-Standard Automotive, Inc.
8.50%, 05/01/18	160,000	168,002
Countrywide Financial Corporation
6.25%, 05/15/16	280,000	307,262
Crestview DS Merger Sub II, Inc.
10.00%, 09/01/21 144A	265,000	295,475
CSC Holdings LLC
6.75%, 11/15/21	210,000	235,725
CST Brands, Inc.
5.00%, 05/01/23	170,000	167,875
Cummins, Inc.
5.65%, 03/01/98	1,340,000	1,395,883
Curtis Palmer LLC
5.90%, 07/15/14 144A	360,000	362,833
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,383,925
Delta Air Lines 2007-1 Class B Pass Through Trust
8.02%, 02/10/24	67,124	77,360
Dillard’s, Inc.
7.75%, 07/15/26Δ	890,000	958,975
DISH DBS Corporation
5.88%, 07/15/22 144A	600,000	642,000
DJO Finance LLC
8.75%, 03/15/18	400,000	437,000
Dynegy Holdings Escrow
0.00%, 06/01/19+Ω†#	893,000	—
Eagle Spinco, Inc.
4.63%, 02/15/21 144A	520,000	516,100
El Paso LLC
7.75%, 01/15/32Δ	50,000	53,726
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	116,965
8.38%, 06/15/32	75,000	100,426
Embarq Corporation
8.00%, 06/01/36	995,000	1,040,919
Energy Future Intermediate Holding Co. LLC
10.00%, 12/01/20	170,000	179,775
Enterprise Products Operating LLC
8.38%, 08/01/66†	60,000	67,611
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,343,693
Erickson Air-Crane, Inc.
8.25%, 05/01/20 144AΔ	250,000	263,750
ExamWorks Group, Inc.
9.00%, 07/15/19	60,000	66,300
Exterran Partners
6.00%, 10/01/22 144A	90,000	88,534
First Cash Financial Services, Inc.
6.75%, 04/01/21 144AΔ	40,000	41,100
First Data Corporation
12.63%, 01/15/21	320,000	382,400
First Quality Finance Co., Inc.
4.63%, 05/15/21 144A	30,000	29,325
FirstEnergy Corporation
7.38%, 11/15/31	185,000	213,052
Ford Motor Co.
4.25%, 11/15/16 CONVΔ	830,000	1,506,969
6.63%, 10/01/28	850,000	997,061
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/21 144AΔ	750,000	801,562
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	45,508
Frontier Communications Corporation
7.88%, 01/15/27	405,000	410,062
Gannett Co., Inc.
6.38%, 10/15/23 144A	90,000	95,738
General Electric Capital Corporation
7.63%, 12/10/14(Z)	1,025,000	912,998
4.88%, 03/04/15Δ	370,000	385,523
6.50%, 09/28/15(Z)	255,000	228,571
6.75%, 09/26/16(Z)	150,000	135,765
3.15%, 09/07/22	330,000	326,633
6.75%, 03/15/32	30,000	38,681
General Motors Financial Co., Inc.
2.75%, 05/15/16 144A	10,000	10,156
GenOn REMA LLC
9.68%, 07/02/26	300,000	300,000
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	883,137
Gerdau Holdings, Inc.
7.00%, 01/20/20Δ	640,000	713,600
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	132,707
4.75%, 10/12/21(E)	150,000	230,819
6.75%, 10/01/37	355,000	407,931
Goodyear Tire & Rubber Co.
7.00%, 03/15/28Δ	690,000	716,738
Graphic Packaging International, Inc.
4.75%, 04/15/21	600,000	603,750
Griffon Corporation
5.25%, 03/01/22 144A	950,000	942,875
Guitar Center, Inc.
6.50%, 04/15/19 144A	40,000	39,850
9.63%, 04/15/20 144A	170,000	169,150
Gulfmark Offshore, Inc.
6.38%, 03/15/22	220,000	228,800
Halcon Resources Corporation
9.25%, 02/15/22 144A	1,440,000	1,508,400
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20 144A	70,000	69,038
HCA, Inc.
6.38%, 01/15/15	150,000	156,000
7.19%, 11/15/15	205,000	223,450
7.50%, 12/15/23	770,000	841,225
8.36%, 04/15/24	90,000	102,150
7.69%, 06/15/25	815,000	874,087

See Notes to Schedules of Investments.	65

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.58%, 09/15/25	$715,000	$761,475
7.05%, 12/01/27	20,000	20,075
7.50%, 11/06/33	205,000	212,175
7.75%, 07/15/36Δ	120,000	123,600
Hercules Offshore, Inc.
8.75%, 07/15/21 144A	775,000	844,750
7.50%, 10/01/21 144AΔ	1,885,000	1,913,275
Hercules, Inc.
6.50%, 06/30/29	250,000	222,500
Hexion US Finance Corporation
6.63%, 04/15/20Δ	160,000	166,400
9.00%, 11/15/20Δ	185,000	184,075
Hiland Partners LP
7.25%, 10/01/20 144A	100,000	109,250
Hilton Worldwide Finance LLC
5.63%, 10/15/21 144A	180,000	188,438
Howard Hughes Corporation
6.88%, 10/01/21 144A	140,000	151,900
IASIS Healthcare LLC
8.38%, 05/15/19	520,000	557,700
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω†#	185,000	—
Intel Corporation
2.95%, 12/15/35 CONVΔ	580,000	684,038
3.25%, 08/01/39 CONVΔ	460,000	644,002
International Lease Finance Corporation
5.65%, 06/01/14	55,000	55,461
3.88%, 04/15/18	10,000	10,219
6.25%, 05/15/19	75,000	83,062
4.63%, 04/15/21	300,000	300,562
5.88%, 08/15/22	230,000	244,087
iStar Financial, Inc.
6.05%, 04/15/15	20,000	20,950
3.88%, 07/01/16Δ	30,000	31,050
3.00%, 11/15/16 CONV	80,000	113,150
7.13%, 02/15/18	150,000	169,125
4.88%, 07/01/18	95,000	97,850
JC Penney Corporation, Inc.
6.38%, 10/15/36	510,000	392,700
7.63%, 03/01/97Δ	910,000	691,600
Jefferies Finance LLC
6.88%, 04/15/22 144A	200,000	202,500
Jefferies Group LLC
5.13%, 04/13/18	55,000	59,966
6.88%, 04/15/21	270,000	315,749
5.13%, 01/20/23	305,000	321,128
6.45%, 06/08/27	35,000	37,591
3.88%, 11/01/29 CONV	55,000	58,747
6.25%, 01/15/36	135,000	137,454
6.50%, 01/20/43	1,510,000	1,586,835
Jones Group, Inc.
6.13%, 11/15/34	130,000	99,775
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	299,144
3.38%, 05/01/23Δ	400,000	379,377
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	511,404
Jurassic Holdings III, Inc.
6.88%, 02/15/21 144A	60,000	61,950
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	708,544
KB Home
1.38%, 02/01/19 CONVΔ	115,000	118,738
Key Energy Services, Inc.
6.75%, 03/01/21	170,000	179,562
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	85,090
6.95%, 01/15/38	90,000	108,123
Kinder Morgan, Inc.
5.63%, 11/15/23 144A	120,000	119,281
Lantheus Medical Imaging, Inc.
9.75%, 05/15/17	380,000	381,900
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,466,500
4.75%, 11/15/22	215,000	210,162
Level 3 Financing, Inc.
9.38%, 04/01/19	20,000	22,300
7.00%, 06/01/20	930,000	1,012,538
8.63%, 07/15/20	220,000	247,775
Magnum Hunter Resources Corporation
9.75%, 05/15/20	120,000	133,500
MarkWest Energy Partners LP
6.25%, 06/15/22	288,000	312,480
5.50%, 02/15/23	240,000	247,800
Masco Corporation
5.85%, 03/15/17	90,000	99,450
7.75%, 08/01/29	250,000	280,455
6.50%, 08/15/32	175,000	178,938
MBIA Insurance Corporation
11.50%, 01/15/33 144A	435,000	354,525
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	304,850
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	768,067
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	183,849
Molycorp, Inc.
10.00%, 06/01/20Δ	150,000	149,250
Morgan Stanley
4.75%, 04/01/14Δ	40,000	40,000
4.75%, 11/16/18(A)	275,000	256,048
5.75%, 01/25/21	330,000	378,520
4.10%, 05/22/23	370,000	366,941
6.25%, 08/09/26	400,000	475,404
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	110,741
Murphy Oil USA, Inc.
6.00%, 08/15/23 144A	80,000	83,000
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,427,696
Nationstar Mortgage LLC
7.88%, 10/01/20	290,000	294,350
Natural Resource Partners LP
9.13%, 10/01/18 144A	70,000	73,500
Neiman Marcus Group LTD, Inc. LLC Cash coupon 8.75% or PIK
9.50%, 10/15/21 144AΔ	130,000	144,300
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	60,000	64,800
Newfield Exploration Co.
5.63%, 07/01/24	955,000	995,587
Newmont Mining Corporation
4.88%, 03/15/42	575,000	467,183

66	See Notes to Schedules of Investments.

	Par	Value
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	$1,600,000	$1,998,000
Owens Corning
7.00%, 12/01/36	1,800,000	2,013,752
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	840,000	866,250
Pactiv LLC
8.38%, 04/15/27Δ	200,000	207,000
Parker Drilling Co.
6.75%, 07/15/22 144A	80,000	82,800
Parsley Energy LLC
7.50%, 02/15/22 144A	70,000	74,025
Peabody Energy Corporation
6.50%, 09/15/20Δ	490,000	508,375
6.25%, 11/15/21Δ	140,000	141,050
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	575,340
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	905,404
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	993,284
Plains Exploration & Production Co.
8.63%, 10/15/19	55,000	60,019
ProLogis LP
6.63%, 05/15/18	14,000	16,305
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,683,750
6.38%, 05/15/33	470,000	462,950
6.00%, 02/15/35	180,000	168,750
QEP Resources, Inc.
6.88%, 03/01/21	290,000	320,450
5.25%, 05/01/23Δ	1,900,000	1,900,000
Quicksilver Resources, Inc.
11.00%, 07/01/21 144A	90,000	96,975
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	249,187
Qwest Corporation
7.25%, 09/15/25Δ	615,000	680,707
6.88%, 09/15/33	2,500,000	2,477,858
7.25%, 10/15/35	110,000	111,778
Rain CII Carbon LLC
8.25%, 01/15/21 144A	200,000	207,000
8.50%, 01/15/21(E)	100,000	140,521
Range Resources Corporation
6.75%, 08/01/20	510,000	553,350
Regal Entertainment Group
5.75%, 03/15/22	90,000	92,925
Regency Energy Partners LP
5.88%, 03/01/22	510,000	530,400
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	547,431
Resolute Forest Products, Inc.
5.88%, 05/15/23 144A	140,000	137,200
Reynolds Group Issuer, Inc.
9.00%, 04/15/19Δ	330,000	354,750
5.75%, 10/15/20	60,000	63,150
Rock-Tenn Co.
4.00%, 03/01/23Δ	600,000	604,405
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	54,696
RR Donnelley & Sons Co.
7.00%, 02/15/22Δ	495,000	546,975
Ryerson, Inc.
9.00%, 10/15/17	440,000	475,750
Samson Investment Co.
10.75%, 02/15/20 144A	330,000	361,350
Sanchez Energy Corporation
7.75%, 06/15/21 144A	160,000	171,600
SandRidge Energy, Inc.
7.50%, 02/15/23	250,000	266,250
Service Corporation International
7.50%, 04/01/27Δ	75,000	79,875
ServiceMaster Co.
7.00%, 08/15/20Δ	520,000	553,150
7.45%, 08/15/27	900,000	865,125
Shea Homes LP
8.63%, 05/15/19	610,000	675,575
Sidewinder Drilling, Inc.
9.75%, 11/15/19 144A	820,000	815,900
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	26,793
SLM Corporation
5.00%, 06/15/18	700,000	696,898
8.45%, 06/15/18	472,000	557,550
5.50%, 01/15/19	75,000	79,594
4.88%, 06/17/19Δ	220,000	224,376
8.00%, 03/25/20	10,000	11,550
5.50%, 01/25/23	1,720,000	1,689,900
6.13%, 03/25/24Δ	1,480,000	1,481,850
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	75,809
6.75%, 04/16/40	700,000	719,419
5.25%, 11/08/42	550,000	473,636
Spencer Spirit Holdings, Inc. Cash coupon 9.00% or PIK
9.75%, 05/01/18 144A	250,000	256,250
Springleaf Finance Corporation
5.75%, 09/15/16Δ	700,000	744,625
6.50%, 09/15/17Δ	400,000	433,000
7.75%, 10/01/21Δ	145,000	161,312
8.25%, 10/01/23Δ	55,000	61,325
Sprint Capital Corporation
6.88%, 11/15/28	2,915,000	2,842,125
8.75%, 03/15/32	745,000	823,225
Steel Dynamics, Inc.
7.63%, 03/15/20Δ	100,000	108,750
6.38%, 08/15/22Δ	400,000	437,000
Suburban Propane Partners LP
7.38%, 08/01/21	225,000	249,188
Targa Resources Partners LP
4.25%, 11/15/23 144AΔ	110,000	102,575
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	130,000	131,950
Tenet Healthcare Corporation
6.88%, 11/15/31Δ	85,000	76,925
Textron Financial Corporation
5.13%, 08/15/14	30,000	30,408
Textron, Inc.
6.63%, 04/07/20(U)	130,000	249,023
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	240,602
8.25%, 04/01/19Δ	40,000	49,891

See Notes to Schedules of Investments.	67

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Time Warner, Inc.
4.00%, 01/15/22Δ	$100,000	$103,726
TMX Finance LLC
8.50%, 09/15/18 144A	30,000	33,000
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	220,000	177,100
TransDigm, Inc.
7.50%, 07/15/21Δ	970,000	1,079,125
tw telecom holdings, Inc.
5.38%, 10/01/22Δ	380,000	389,025
United Air Lines 2007-1 Pass-Through Trust
6.64%, 01/02/24	218,052	240,947
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	45,329	51,562
United Air Lines 2014-1 Class A Pass Through Trust
4.00%, 10/11/27	250,000	251,250
United Rentals North America, Inc.
8.38%, 09/15/20Δ	270,000	300,375
United States Steel Corporation
2.75%, 04/01/19 CONV	400,000	520,250
Univision Communications, Inc.
7.88%, 11/01/20 144AΔ	267,000	296,370
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	321,756	359,562
US Airways 2012-1 Class B Pass Through Trust
8.00%, 04/01/21Δ	560,616	627,890
US Airways 2012-1 Class C Pass Through Trust
9.13%, 10/01/15	433,610	459,627
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	269,073	282,695
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	250,000	271,250
Verizon Communications, Inc.
6.00%, 04/01/41	70,000	79,617
6.55%, 09/15/43	611,000	746,236
Verizon Pennsylvania LLC
6.00%, 12/01/28	35,000	36,781
Watco Cos., LLC
6.38%, 04/01/23 144A	100,000	102,000
WellCare Health Plans, Inc.
5.75%, 11/15/20	140,000	147,700
WellPoint, Inc.
6.38%, 06/15/37	221,000	266,525
Wells Fargo & Co.
4.48%, 01/16/24	124,000	128,365
Westvaco Corporation
8.20%, 01/15/30	145,000	181,492
7.95%, 02/15/31	45,000	55,366
WEX, Inc.
4.75%, 02/01/23 144A	440,000	415,800
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	531,984
6.95%, 10/01/27Δ	55,000	66,040
7.38%, 03/15/32	370,000	476,875
6.88%, 12/15/33	490,000	607,708
Williams Cos., Inc.
7.50%, 01/15/31Δ	60,000	66,190
Windstream Corporation
7.75%, 10/01/21 144AΔ	220,000	237,600
Zayo Group LLC
8.13%, 01/01/20Δ	310,000	341,388

Total Corporate Bonds (Cost $120,113,072)		133,025,811

FOREIGN BONDS — 40.4%
Argentina — 0.1%
Pan American Energy LLC
7.88%, 05/07/21Δ	156,000	160,680
7.88%, 05/07/21 144A	61,000	62,830

		223,510

Australia — 1.0%
Barminco Finance Propriety, Ltd.
9.00%, 06/01/18 144AΔ	60,000	55,650
FMG Resources August
2006 Proprietary, Ltd.
6.88%, 04/01/22 144AΔ	380,000	410,875
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,652,970
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	256,924
St. Barbara, Ltd.
8.88%, 04/15/18 144A	200,000	165,000

		3,541,419

Bermuda — 0.6%
Digicel Group, Ltd.
8.25%, 09/30/20Δ	550,000	589,875
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	215,020
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,396,881

		2,201,776

Brazil — 2.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17(B)	7,297,000	3,048,059
10.00%, 01/01/21(B)	3,548,000	1,389,247
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21Δ	200,000	198,000
Federal Republic of Brazil
10.25%, 01/10/28(B)	5,250,000	2,417,915
Hypermarcas SA
6.50%, 04/20/21 144A	150,000	163,875
Oi SA
5.75%, 02/10/22 144AΔ	933,000	902,677
Samarco Mineracao SA
4.13%, 11/01/22 144A	775,000	714,938
Telemar Norte Leste SA
5.50%, 10/23/20Δ	200,000	199,000
Vale SA
5.63%, 09/11/42	395,000	371,464

		9,405,175

68	See Notes to Schedules of Investments.

	Par	Value
Canada — 6.0%
Air Canada
7.63%, 10/01/19 144A(C)	$1,520,000	$1,471,190
Atlantic Power Corporation
9.00%, 11/15/18	50,000	53,000
Bombardier, Inc.
6.00%, 10/15/22 144A	1,645,000	1,645,000
Canadian Government Bond
2.50%, 06/01/15(C)	4,720,000	4,344,083
1.50%, 08/01/15(C)	750,000	682,748
1.25%, 02/01/16(C)	3,545,000	3,216,955
Kodiak Oil & Gas Corporation
8.13%, 12/01/19	90,000	100,237
5.50%, 02/01/22	410,000	421,788
Methanex Corporation
5.25%, 03/01/22	75,000	81,342
Ontario Generic Residual STRIP
3.19%, 07/13/22(C)Ω†	2,600,000	1,802,996
3.99%, 03/08/29(C)Ω†	2,400,000	1,208,771
Pacific Rubiales Energy Corporation
5.38%, 01/26/19 144A	540,000	561,600
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	727,322
Province of Ontario
2.10%, 09/08/18(C)	3,500,000	3,178,241
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,390,475
Stone Container Finance Company of Canada II Escrow
0.00%, 07/15/14+Ω†	330,000	6,600
Thompson Creek Metals Co., Inc.
12.50%, 05/01/19	120,000	129,600
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144A	390,000	440,700
5.63%, 12/01/21 144A	60,000	63,150

		22,525,798

Cayman Islands — 1.8%
Braskem Finance, Ltd.
7.00%, 05/07/20	246,000	268,140
5.75%, 04/15/21	900,000	903,375
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144A	1,070,000	963,000
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/22 144A	486,450	505,908
Petrobras International Finance Co.
6.88%, 01/20/40	390,000	388,241
6.75%, 01/27/41	270,000	263,003
Suzano Trading, Ltd.
5.88%, 01/23/21 144AΔ	450,000	461,813
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	800,000	798,262
6.88%, 11/21/36	592,000	633,722
XLIT, Ltd.
6.38%, 11/15/24	585,000	695,853
6.25%, 05/15/27Δ	640,000	740,398

		6,621,715

Chile — 0.5%
AES Gener SA
5.25%, 08/15/21 144A	420,000	441,000
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	255,000	257,502
Colbun SA
6.00%, 01/21/20Δ	100,000	110,313
6.00%, 01/21/20 144AΔ	110,000	121,344
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144A	420,000	424,578
ENTEL Chile SA
4.88%, 10/30/24 144A	220,000	222,339
Inversiones CMPC SA
4.38%, 05/15/23 144AΔ	400,000	388,848

		1,965,924

Colombia — 0.6%
Colombia Government International Bond
5.63%, 02/26/44	1,457,000	1,521,108
Ecopetrol SA
5.88%, 09/18/23	181,000	198,195
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144AΔ	250,000	268,750
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	143,400
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	271,700

		2,403,153

Croatia (Hrvatska) — 0.1%
Croatia Government International Bond
5.50%, 04/04/23 144AΔ	500,000	507,750

France — 0.8%
AXA SA
6.21%, 10/29/49(E)†	210,000	316,308
CGG SA
9.50%, 05/15/16	420,000	434,700
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	381,520
5.63%, 12/29/49 144A†Δ	1,360,000	1,371,397
Europcar Groupe SA
11.50%, 05/15/17(E)	123,000	198,258
Rexel SA
5.25%, 06/15/20 144A	210,000	215,775

		2,917,958

Germany — 4.8%
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	2,994
3.75%, 01/04/19(E)	4,570,000	7,245,918
3.25%, 01/04/20(E)Δ	4,240,000	6,665,720
3.25%, 07/04/21(E)	1,300,000	2,064,567
Kabel Deutschland Holding AG
6.50%, 07/31/17 144A(E)	100,000	146,541
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 144A(E)	160,000	230,693

See Notes to Schedules of Investments.	69

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
KP Germany Erste GmbH
11.63%, 07/15/17(E)	$180,000	$284,877
KraussMaffei Group GmbH
8.75%, 12/15/20(E)	160,000	248,014
8.75%, 12/15/20 144A(E)	100,000	155,009
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	400,000	419,000
Unitymedia KabelBW GmbH
9.50%, 03/15/21(E)	180,000	287,295

		17,750,628

Hungary — 0.7%
Hungary Government International Bond
5.75%, 11/22/23	2,654,000	2,753,525

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	2

Indonesia — 0.7%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	430,500
6.63%, 02/17/37	225,000	240,188
5.25%, 01/17/42 144AΔ	770,000	705,512
Pertamina Persero PT
5.25%, 05/23/21 144A	400,000	403,000
4.88%, 05/03/22	900,000	867,375

		2,646,575

Ireland — 0.8%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	157,391
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144A	200,000	223,000
7.00%, 11/15/20 144A	35,294	37,324
EDC Finance, Ltd.
4.88%, 04/17/20 144A	500,000	453,750
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	306,873
Nara Cable Funding, Ltd.
8.88%, 12/01/18 144A	360,000	393,750
Novatek OAO via Novatek Finance, Ltd.
6.60%, 02/03/21 144A	400,000	419,500
Ono Finance II PLC
11.13%, 07/15/19(E)	110,000	170,485
Rosneft Oil Co via Rosneft International Finance, Ltd.
4.20%, 03/06/22	870,000	772,125

		2,934,198

Isle of Man (U.K.) — 0.1%
AngloGold Ashanti Holdings PLC
8.50%, 07/30/20Δ	270,000	298,755

Italy — 0.5%
Astaldi SpA
7.13%, 12/01/20	100,000	148,470
7.13%, 12/01/20 144A(E)	210,000	311,787
Telecom Italia Capital SA
6.38%, 11/15/33	995,000	977,588
6.00%, 09/30/34	250,000	234,375

		1,672,220

Japan — 0.1%
Softbank Corporation
4.50%, 04/15/20 144AΔ	250,000	250,000

Jersey — 0.1%
AA Bond Co., Ltd.
9.50%, 07/31/43 144A(U)	100,000	189,005

Luxembourg — 2.9%
Altice Finco SA
9.00%, 06/15/23 144A(E)	100,000	156,364
Andrade Gutierrez International SA
4.00%, 04/30/18 144A	780,000	778,050
ArcelorMittal
6.13%, 06/01/18	740,000	814,000
6.00%, 03/01/21Δ	60,000	64,275
7.50%, 10/15/39	510,000	529,763
7.25%, 03/01/41Δ	690,000	695,175
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	154,028
CSN Resources SA
6.50%, 07/21/20Δ	400,000	410,000
6.50%, 07/21/20 144AΔ	150,000	153,750
Evraz Group SA
9.50%, 04/24/18Δ	270,000	275,400
6.75%, 04/27/18 144A	440,000	411,400
6.50%, 04/22/20 144AΔ	480,000	405,600
gategroup Finance Luxembourg SA
6.75%, 03/01/19(E)Δ	370,000	553,111
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	79,263
INEOS Group Holdings SA
6.13%, 08/15/18 144AΔ	600,000	624,750
Intelsat Jackson Holdings SA
7.25%, 10/15/20	170,000	185,088
7.50%, 04/01/21	30,000	33,075
5.50%, 08/01/23 144A	2,490,000	2,449,538
Ontex IV SA
9.00%, 04/15/19(E)	100,000	150,966
Pacific Drilling SA
5.38%, 06/01/20 144A	100,000	99,750
Play Finance 1 SA
6.50%, 08/01/19 144A(E)Δ	120,000	172,965
Puma International Financing SA
6.75%, 02/01/21 144A	420,000	426,300
Spie BondCo 3 SCA
11.00%, 08/15/19(E)	200,000	316,172
TMK OAO Via TMK Capital SA
6.75%, 04/03/20Δ	200,000	176,000
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	275,000	289,437
Wind Acquisition Finance SA
7.25%, 02/15/18 144AΔ	420,000	444,650
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17(E)	10,495	15,236

		10,864,106

70	See Notes to Schedules of Investments.

	Par	Value
Marshall Islands — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	$90,000	$94,275

Mexico — 3.4%
Alfa SAB de CV
5.25%, 03/25/24 144A	200,000	205,500
6.88%, 03/25/44 144A	200,000	206,250
Alpek SA de CV
4.50%, 11/20/22 144A	200,000	197,500
America Movil SAB de CV
5.63%, 11/15/17	98,000	111,598
Axtel SAB de CV
8.00%, 01/31/20 STEP 144A	124,000	124,775
8.00%, 01/31/20 STEP CONV 144A(M)	141,300	18,940
Cemex SAB de CV
6.50%, 12/10/19 144A	1,100,000	1,172,875
Mexican Bonos
8.00%, 06/11/20(M)	19,619,000	1,700,626
6.50%, 06/09/22(M)	45,803,100	3,624,256
8.00%, 12/07/23(M)	38,500,000	3,343,238
Petroleos Mexicanos
5.50%, 01/21/21	750,000	823,125
6.50%, 06/02/41	135,000	148,500
5.50%, 06/27/44	600,000	582,000
6.38%, 01/23/45 144A	303,000	327,619

		12,586,802

Netherlands — 1.8%
EDP Finance BV
4.75%, 09/26/16(E)	300,000	443,261
6.00%, 02/02/18 144A	600,000	652,500
4.90%, 10/01/19 144A	1,600,000	1,676,000
Indosat Palapa Co. BV
7.38%, 07/29/20	100,000	108,875
7.38%, 07/29/20 144A	100,000	108,875
JLL/Delta Dutch Newco BV
7.50%, 02/01/22 144A	90,000	93,037
Lukoil International Finance BV
6.36%, 06/07/17	200,000	215,500
6.66%, 06/07/22Δ	570,000	608,475
4.56%, 04/24/23 144AΔ	310,000	284,425
LyondellBasell Industries NV
5.75%, 04/15/24Δ	260,000	300,101
New World Resources NV
7.88%, 05/01/18(E)Δ	50,000	43,396
Petrobras Global Finance BV
4.38%, 05/20/23	250,000	229,380
6.25%, 03/17/24	900,000	929,485
Polish Television Holding BV Cash coupon
11.00%, 01/15/21 PIK 144A(E)	100,000	154,642
Schaeffler Holding Finance BV Cash coupon
6.88%, 08/15/18 PIK 144A(E)	100,000	146,962
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	579,244
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	204,720

		6,778,878

Norway — 0.7%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	61,622
4.25%, 05/19/17(K)	12,330,000	2,217,559
Petroleum Geo-Services ASA
7.38%, 12/15/18 144A	200,000	215,500

		2,494,681

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,540

Peru — 0.1%
Transportadora de Gasdel Peru SA
4.25%, 04/30/28 144A	550,000	503,250

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21Δ	200,000	210,750

Poland — 1.4%
Poland Government Bond
4.00%, 10/25/23(P)	16,520,000	5,369,169

Russia — 0.6%
Russian Foreign Bond
4.88%, 09/16/23 144AΔ	1,600,000	1,590,000
7.50%, 03/31/30 STEP	598,005	681,427

		2,271,427

South Africa — 1.1%
Edcon Proprietary, Ltd.
9.50%, 03/01/18 144A(E)	210,000	283,522
South Africa Government Bond
10.50%, 12/21/26(S)Δ	8,229,811	907,387
South Africa Government International Bond
5.88%, 09/16/25Δ	2,824,000	3,044,272

		4,235,181

Spain — 0.3%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	560,000	802,030
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144A	100,000	105,337
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20Δ	75,000	81,297

		988,664

Supranational — 0.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,250,000	2,943,192

Sweden — 0.1%
Corral Petroleum Holdings AB Cash coupon 2.00% or PIK
13.00%, 12/31/17 144A(E)	186,035	257,574
TVN Finance Corporation III AB
7.38%, 12/15/20 144A(E)	125,000	189,858

		447,432

See Notes to Schedules of Investments.	71

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Trinidad and Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	$340,000	$426,700

Turkey — 0.7%
Mersin Uluslararasi Liman Isletmeciligi AS
5.88%, 08/12/20 144A	400,000	407,000
Turkey Government Bond
9.50%, 01/12/22(T)	900,000	406,949
7.10%, 03/08/23(T)	510,000	197,236
Turkey Government International Bond
7.50%, 07/14/17	100,000	112,787
7.00%, 03/11/19	100,000	111,875
6.25%, 09/26/22	875,000	942,375
6.88%, 03/17/36	73,000	79,406
4.88%, 04/16/43	500,000	427,500

		2,685,128

United Arab Emirates — 0.4%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,629,750

United Kingdom — 3.3%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	310,000	555,626
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	708,620
HBOS PLC
6.75%, 05/21/18 144A	500,000	567,505
6.00%, 11/01/33 144A	1,385,000	1,445,248
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	439,974
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)Δ	326,000	539,599
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	176,883
Royal Bank of Scotland PLC
6.13%, 01/11/21Δ	350,000	408,867
13.13%, 03/19/22(A)†	160,000	177,138
Royal Bank of Scotland Group PLC
6.10%, 06/10/23Δ	1,880,000	1,954,903
6.00%, 12/19/23Δ	275,000	282,621
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	493,503
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	278,118	497,796
United Kingdom Gilt
1.00%, 09/07/17(U)	1,420,000	2,338,577
Vedanta Resources PLC
6.75%, 06/07/16 144AΔ	200,000	211,250
6.00%, 01/31/19 144A	350,000	351,750
7.13%, 05/31/23	200,000	200,000
7.13%, 05/31/23 144A	400,000	400,000
Virgin Media Finance PLC
7.00%, 04/15/23 144A(U)	130,000	232,450
Virgin Media Secured Finance PLC
6.50%, 01/15/18	100,000	103,750
5.50%, 01/15/21(U)	100,000	174,841

		12,260,901

Venezuela — 0.7%
Petroleos de Venezuela SA
8.50%, 11/02/17	500,000	420,000
Venezuela Government International Bond
8.50%, 10/08/14Δ	26,000	25,610
5.75%, 02/26/16Δ	753,000	656,051
7.75%, 10/13/19	860,000	657,900
9.25%, 09/15/27Δ	1,154,000	865,500
9.38%, 01/13/34	207,000	152,870

		2,777,931

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	189,000	214,279
Pacific Drilling V, Ltd.
7.25%, 12/01/17 144AΔ	270,000	292,950

		507,229

Total Foreign Bonds (Cost $147,553,473)		150,888,072

MORTGAGE-BACKED SECURITIES — 1.6%
Credit Suisse Commercial Mortgage Trust
5.70%, 09/15/40†	220,000	242,777
Federal Home Loan Mortgage Corporation
3.50%, 05/01/41 TBA	200,000	200,281
Federal National Mortgage Association
5.00%, 04/01/38	192,242	209,281
5.00%, 05/01/38	191,764	208,806
5.00%, 06/01/38	191,589	208,679
5.00%, 05/01/39 TBA	600,000	652,547
4.00%, 05/01/41 TBA	1,000,000	1,035,781
3.00%, 05/01/43 TBA	200,000	192,469
Government National Mortgage Association
4.50%, 04/20/41 TBA	1,000,000	1,077,969
3.50%, 04/15/42 TBA	100,000	102,015
3.50%, 04/20/42 TBA	1,600,000	1,632,750

Total Mortgage-Backed Securities (Cost $5,654,528)		5,763,355

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $334,210)	435,000	429,750

	Notional Amount
PURCHASED OPTION — 0.0%
Call Option — 0.0%
U.S. Dollar vs. Euro, Strike Price $1.35, Expires 04/12/14 (UBS) (Cost $70,353)	$107,000	6,302

72	See Notes to Schedules of Investments.

	Par	Value
U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bonds
3.50%, 02/15/39Δ‡‡	$860,000	$863,091
4.25%, 05/15/39Δ	40,000	45,297
3.88%, 08/15/40Δ	30,000	31,987
2.75%, 08/15/42Δ	120,000	102,478
3.13%, 02/15/43Δ	9,160,000	8,432,211
2.88%, 05/15/43Δ	120,000	104,756

		9,579,820

U.S. Treasury Notes
1.00%, 05/15/14	10,000	10,012
2.63%, 07/31/14Δ	50,000	50,428
0.25%, 09/30/14Δ	5,100,000	5,104,580
2.38%, 09/30/14	110,000	111,259
0.25%, 10/31/14Δ	2,860,000	2,863,129
1.25%, 08/31/15Δ	90,000	91,346
0.25%, 09/30/15	3,505,000	3,506,644
0.38%, 11/15/15Δ	2,855,000	2,859,574
0.25%, 12/15/15	620,000	619,394
0.25%, 02/29/16Δ	5,435,000	5,420,989
0.75%, 10/31/17	20,000	19,680
0.63%, 04/30/18Δ	530,000	513,437
1.38%, 07/31/18	3,130,000	3,111,661
1.38%, 09/30/18Δ	250,000	247,783
1.25%, 10/31/19Δ	110,000	106,081
3.63%, 02/15/21	5,810,000	6,321,100
2.00%, 02/15/22Δ	120,000	116,044
1.63%, 08/15/22Δ	3,380,000	3,143,400

		34,216,541

Total U.S. Treasury Obligations (Cost $44,147,292)		43,796,361

	Shares
COMMON STOCKS — 1.0%
Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	800,030

Materials & Processing — 0.3%
Nortek, Inc.Δ*	33	2,713
PPG Industries, Inc.	5,751	1,112,588
Rock-Tenn Co. Class A	188	19,847

		1,135,148

Producer Durables — 0.1%
Stanley Black & Decker, Inc.Δ*	2,900	313,026

Technology — 0.4%
Corning, Inc.	70,534	1,468,518

Total Common Stocks (Cost $1,986,589)		3,716,722

FOREIGN COMMON STOCKS — 0.4%
Norway — 0.1%
Deep Ocean Group Holding+@*	8,860	288,676

Spain — 0.2%
Repsol SA ADRΔ	15,820	404,818
Telefonica SA ADRΔ	22,180	350,222

		755,040

United Kingdom — 0.1%
Royal Dutch Shell PLC ADR	6,443	470,725

Total Foreign Common Stocks (Cost $1,283,346)		1,514,441

PREFERRED STOCKS — 0.6%
Ally Financial, Inc.,
7.00%, 12/31/49 144A	400	395,075
Bank of America Corporation,
7.25%, 12/31/49 CONV	602	688,815
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONV	3,950	382,755
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144AΔ	50	55,906
Chesapeake Energy Corporation
4.50%, 12/31/49*	430	39,349
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	500	25,525
iStar Financial, Inc.
4.50%, 12/31/49*	578	35,617
Weyerhaeuser Co.,
6.38%, 07/01/16Δ*	7,615	415,779

Total Preferred Stocks (Cost $1,438,051)		2,038,821

MONEY MARKET FUNDS — 29.6%
GuideStone Money Market Fund (GS4 Class)¥	33,683,515	33,683,515
Northern Institutional Liquid Assets Portfolio§	76,615,789	76,615,789

Total Money Market Funds (Cost $110,299,304)		110,299,304

TOTAL INVESTMENTS — 121.0% (Cost $432,880,218)		451,478,939
Liabilities in Excess of Other Assets — (21.0)%		(78,264,614)

NET ASSETS — 100.0%		$373,214,325

See Notes to Schedules of Investments.	73

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$3,716,722	$3,714,009	$—	$2,713
Corporate Bonds	133,025,811	—	128,801,180	4,224,631
Foreign Bonds:
Argentina	223,510	—	223,510	—
Australia	3,541,419	—	3,541,419	—
Bermuda	2,201,776	—	2,201,776	—
Brazil	9,405,175	—	9,405,175	—
Canada	22,525,798	—	22,519,198	6,600
Cayman Islands	6,621,715	—	6,621,715	—
Chile	1,965,924	—	1,965,924	—
Colombia	2,403,153	—	2,403,153	—
Croatia (Hrvatska)	507,750	—	507,750	—
France	2,917,958	—	2,917,958	—
Germany	17,750,628	—	17,750,628	—
Hungary	2,753,525	—	2,753,525	—
Iceland	2	—	—	2
Indonesia	2,646,575	—	2,646,575	—
Ireland	2,934,198	—	2,934,198	—
Isle of Man (U.K.)	298,755	—	298,755	—
Italy	1,672,220	—	1,672,220	—
Japan	250,000	—	250,000	—
Jersey	189,005	—	189,005	—
Luxembourg	10,864,106	—	10,864,106	—
Marshall Islands	94,275	—	94,275	—
Mexico	12,586,802	—	12,586,802	—
Netherlands	6,778,878	—	6,778,878	—
Norway	2,494,681	—	2,494,681	—
Panama	3,540	—	3,540	—
Peru	503,250	—	503,250	—
Philippines	210,750	—	210,750	—
Poland	5,369,169	—	5,369,169	—
Russia	2,271,427	—	2,271,427	—
South Africa	4,235,181	—	4,235,181	—
Spain	988,664	—	988,664	—
Supranational	2,943,192	—	2,943,192	—
Sweden	447,432	—	447,432	—
Trinidad and Tobago	426,700	—	426,700	—
Turkey	2,685,128	—	2,685,128	—
United Arab Emirates	1,629,750	—	1,629,750	—
United Kingdom	12,260,901	—	12,260,901	—
Venezuela	2,777,931	—	2,777,931	—
Virgin Islands (British)	507,229	—	507,229	—
Foreign Common Stocks	1,514,441	1,225,765	—	288,676
Money Market Funds	110,299,304	110,299,304	—	—
Mortgage-Backed Securities	5,763,355	—	5,763,355	—
Municipal Bond	429,750	—	429,750	—
Preferred Stocks	2,038,821	1,643,746	—	395,075
Purchased Option	6,302	—	6,302	—
U.S. Treasury Obligations	43,796,361	—	43,796,361	—

Total Assets — Investments in Securities	$451,478,939	$116,882,824	$329,678,418	$4,917,697

74	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(409,702)	$—	$(409,702)	$—
Futures Contracts	(12,929)	(12,929)	—	—

Total Liabilities — Other Financial Instruments	$(422,631)	$(12,929)	$(409,702)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s common stock, corporate bonds, foreign bonds, foreign common stock and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stock	Corporate Bonds	Foreign Bonds	Foreign Common Stock	Preferred Stock
Balance, 12/31/13	$5,009,071	$2,462	$4,325,984	$6,602	$291,986	$382,037
Accrued discounts/premiums	1,492	—	1,492	—	—	—
Realized gain (loss)	(9,244)	—	(9,244)	—	—	—
Change in unrealized appreciation (depreciation)	(26,267)	251	(36,246)	—	(3,310)	13,038
Purchases	—	—	—	—	—	—
Sales	(99,475)	—	(99,475)	—	—	—
Transfers in to Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Maturities	—	—	—	—	—	—
Paydowns	42,120	—	42,120	—	—	—

Balance, 03/31/14	$4,917,697	$2,713	$4,224,631	$6,602	$288,676	$395,075

See Notes to Schedules of Investments.	75

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 46.0%
Consumer Discretionary — 4.1%
Advance Auto Parts, Inc.	700	$88,550
Amazon.com, Inc.*	4,335	1,458,814
AutoNation, Inc.*	93	4,950
AutoZone, Inc.*	1,956	1,050,568
Avon Products, Inc.	886	12,971
Bed Bath & Beyond, Inc.Δ*	5,441	374,341
Best Buy Co., Inc.	307	8,108
Big Lots, Inc.*	4,600	174,202
BorgWarner, Inc.	135	8,298
Cablevision Systems Corporation Class A	805	13,580
CarMax, Inc.*	253	11,840
CBS Corporation Class B	626	38,687
Chipotle Mexican Grill, Inc.*	1,035	587,932
Coach, Inc.	313	15,544
Comcast Corporation Class A	2,958	147,959
Costco Wholesale Corporation	13,315	1,487,019
D.R. Horton, Inc.	223	4,828
Darden Restaurants, Inc.	149	7,563
DIRECTV*	662	50,590
Discovery Communications, Inc. Class A*	364	30,103
Dollar General Corporation*	334	18,530
Dollar Tree, Inc.*	9,593	500,563
Domino’s Pizza, Inc.	2,500	192,425
eBay, Inc.*	1,324	73,138
Estee Lauder Cos., Inc. (The) Class A	3,124	208,933
Expedia, Inc.	116	8,410
Family Dollar Stores, Inc.	6,108	354,325
Ford Motor Co.	4,478	69,857
GameStop Corporation Class A	130	5,343
Gannett Co., Inc.	255	7,038
Gap, Inc. (The)	301	12,058
General Motors Co.	1,213	41,751
Genuine Parts Co.Δ	1,064	92,408
Goodyear Tire & Rubber Co. (The)	280	7,316
H&R Block, Inc.	314	9,480
Harley-Davidson, Inc.	250	16,652
Harman International Industries, Inc.	76	8,086
Hasbro, Inc.	91	5,061
Home Depot, Inc. (The)	7,198	569,578
Interpublic Group of Cos., Inc. (The)	481	8,244
Johnson Controls, Inc.	755	35,727
Kohl’s Corporation	228	12,950
L Brands, Inc.	443	25,149
Lennar Corporation Class A	243	9,628
Lowe’s Cos., Inc.	3,486	170,465
Macy’s, Inc.	419	24,842
Marriott International, Inc. Class A	425	23,808
Mattel, Inc.	387	15,523
McDonald’s Corporation	16,621	1,629,357
McGraw Hill Financial, Inc.	309	23,577
Mohawk Industries, Inc.*	35	4,759
Netflix, Inc.*	68	23,938
Newell Rubbermaid, Inc.	167	4,993
News Corporation Class A*	567	9,764
NIKE, Inc. Class B	3,245	239,676
Nordstrom, Inc.	287	17,923
Nu Skin Enterprises, Inc. Class AΔ	200	16,570
Omnicom Group, Inc.	293	21,272
O’Reilly Automotive, Inc.*	3,321	492,803
Panera Bread Co. Class AΔ*	2,900	511,763
PetSmart, Inc.Δ	11,475	790,513
priceline.com, Inc.*	766	912,988
PulteGroup, Inc.	257	4,932
PVH Corporation	92	11,479
Ralph Lauren Corporation	67	10,782
Ross Stores, Inc.	2,143	153,332
Scripps Networks Interactive, Inc. Class A	1,143	86,765
Staples, Inc.	437	4,956
Starbucks Corporation	5,758	422,522
Starwood Hotels & Resorts Worldwide, Inc.	337	26,825
Target Corporation	11,717	708,996
Tesla Motors, Inc.Δ*	200	41,690
Tiffany & Co.	125	10,769
Time Warner Cable, Inc.	315	43,212
Time Warner, Inc.	2,454	160,320
TJX Cos., Inc. (The)	10,907	661,510
Tractor Supply Co.	6,959	491,514
TripAdvisor, Inc.Δ*	6,026	545,895
Tupperware Brands CorporationΔ	1,700	142,392
Twenty-First Century Fox, Inc. Class A	2,201	70,366
Urban Outfitters, Inc.*	140	5,106
VF Corporation	493	30,507
Wal-Mart Stores, Inc.	46,761	3,573,943
Walt Disney Co. (The)Δ	2,423	194,010
Whirlpool Corporation	34	5,082
Wyndham Worldwide Corporation	274	20,065
Yum! Brands, Inc.	7,629	575,150

		20,805,751

Consumer Staples — 6.3%
Archer-Daniels-Midland Co.	3,046	132,166
Campbell Soup Co.Δ	34,398	1,543,782
Church & Dwight Co., Inc.	17,600	1,215,632
Clorox Co. (The)Δ	5,956	524,187
Coca-Cola Co. (The)Δ	23,545	910,250
Coca-Cola Enterprises, Inc.	469	22,399
Colgate-Palmolive Co.	25,437	1,650,098
ConAgra Foods, Inc.	663	20,573
CVS Caremark Corporation	8,110	607,115
Dr. Pepper Snapple Group, Inc.	402	21,893
General Mills, Inc.Δ	53,596	2,777,345
Hershey Co. (The)Δ	12,359	1,290,280
Hillshire Brands Co. (The)	32,200	1,199,772
Hormel Foods Corporation	10,595	522,016
J.M. Smucker Co. (The)	119	11,571
Kellogg Co.	10,444	654,943
Keurig Green Mountain, Inc.	65	6,863
Kimberly-Clark Corporation	14,716	1,622,439
Kraft Foods Group, Inc.	846	47,461
Kroger Co. (The)	11,501	502,019
McCormick & Co., Inc. (Non-Voting Shares)Δ	12,743	914,183
Mead Johnson Nutrition Co.	342	28,434

76	See Notes to Schedules of Investments.

	Shares	Value
Mondelez International, Inc. Class A	2,203	$76,114
Monster Beverage Corporation*	3,928	272,800
PepsiCo, Inc.	67,747	5,656,874
Procter & Gamble Co. (The)	70,895	5,714,137
Safeway, Inc.	507	18,728
Sysco CorporationΔ	83,124	3,003,270
Tyson Foods, Inc. Class A	304	13,379
Walgreen Co.	15,792	1,042,746
Whole Foods Market, Inc.	11,097	562,729

		32,586,198

Energy — 3.4%
Anadarko Petroleum Corporation	571	48,398
Apache Corporation	448	37,162
Baker Hughes, Inc.	497	32,315
Cabot Oil & Gas Corporation	480	16,262
Cameron International Corporation*	246	15,195
Chesapeake Energy Corporation	577	14,783
Chevron Corporation	30,467	3,622,831
ConocoPhillips	1,531	107,706
CONSOL Energy, Inc.	259	10,347
Denbury Resources, Inc.	309	5,068
Devon Energy Corporation	436	29,181
EOG Resources, Inc.	309	60,617
EQT Corporation	171	16,582
Exxon Mobil Corporation	83,360	8,142,605
First Solar, Inc.*	87	6,072
FMC Technologies, Inc.*	366	19,138
Halliburton Co.	1,132	66,663
Helmerich & Payne, Inc.	122	13,122
Hess Corporation	311	25,776
Kinder Morgan, Inc.	762	24,757
Marathon Oil Corporation	789	28,025
Marathon Petroleum Corporation	335	29,158
Murphy Oil Corporation	194	12,195
National Oilwell Varco, Inc.	487	37,923
Newfield Exploration Co.*	175	5,488
Noble Energy, Inc.	408	28,984
Occidental Petroleum Corporation	44,654	4,255,080
ONEOK, Inc.	236	13,983
Peabody Energy Corporation	315	5,147
Phillips 66	549	42,306
Pioneer Natural Resources Co.	182	34,060
QEP Resources, Inc.	203	5,976
Range Resources Corporation	186	15,432
Southwestern Energy Co.*	402	18,496
Spectra Energy CorporationΔ	8,565	316,391
Tesoro Corporation	95	4,806
Valero Energy Corporation	605	32,126
Williams Cos., Inc. (The)	895	36,319

		17,236,475

Financial Services — 8.0%
Aflac, Inc.	665	41,922
Alleghany Corporation*	700	285,166
Alliance Data Systems Corporation*	60	16,347
Allstate Corporation (The)	6,605	373,711
American Express Co.	1,113	100,203
American International Group, Inc.	1,660	83,017
American Tower Corporation REIT	447	36,596
Ameriprise Financial, Inc.	217	23,885
Annaly Capital Management, Inc. REIT	21,000	230,370
Apartment Investment & Management Co. Class A REIT	481	14,536
Assurant, Inc.	75	4,872
AvalonBay Communities, Inc. REIT	65	8,536
Bank of America Corporation	11,993	206,280
Bank of Hawaii CorporationΔ	12,800	775,808
Bank of New York Mellon Corporation (The)	1,007	35,537
BankUnited, Inc.	5,400	187,758
BB&T Corporation	805	32,337
Berkshire Hathaway, Inc. Class B*	2,120	264,936
BlackRock, Inc.	159	50,002
Boston Properties, Inc. REIT	174	19,928
Capital One Financial Corporation	694	53,549
Capitol Federal Financial, Inc.	208,300	2,614,165
CBRE Group, Inc. Class A*	315	8,640
Charles Schwab Corporation (The)	1,326	36,240
Chubb Corporation (The)	37,088	3,311,958
Cincinnati Financial Corporation	105	5,109
Citigroup, Inc.	3,444	163,934
City National Corporation	4,400	346,368
CME Group, Inc.	232	17,170
Comerica, Inc.	101	5,232
Commerce Bancshares, Inc.	40,699	1,889,248
Crown Castle International Corporation REIT	448	33,053
Cullen/Frost Bankers, Inc.Δ	16,400	1,271,492
Discover Financial Services	616	35,845
Dun & Bradstreet Corporation (The)	3,737	371,271
E*TRADE Financial Corporation*	326	7,505
Equifax, Inc.	138	9,388
Equity Residential REIT	467	27,081
FactSet Research Systems, Inc.Δ	5,400	582,174
Fidelity National Information Services, Inc.	329	17,585
Fifth Third Bancorp	1,381	31,694
First Niagara Financial Group, Inc.	1,300	12,285
Fiserv, Inc.*	888	50,341
Franklin Resources, Inc.	456	24,706
General Growth Properties, Inc. REIT	589	12,958
Genworth Financial, Inc. Class A*	565	10,017
Goldman Sachs Group, Inc. (The)	3,878	635,410
Hartford Financial Services Group, Inc. (The)	507	17,882
HCP, Inc. REIT	516	20,016
Health Care REIT, Inc.	479	28,548

See Notes to Schedules of Investments.	77

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Host Hotels & Resorts, Inc. REIT	861	$17,427
Hudson City Bancorp, Inc.	522	5,131
Huntington Bancshares, Inc.	953	9,501
IntercontinentalExchange Group, Inc.	131	25,916
Jack Henry & Associates, Inc.	600	33,456
JPMorgan Chase & Co.	22,834	1,386,252
KeyCorp	119,767	1,705,482
Kimco Realty Corporation REIT	228	4,989
Leucadia National Corporation	355	9,940
Lincoln National Corporation	300	15,201
Loews Corporation	130	5,726
M&T Bank CorporationΔ	7,499	909,629
Macerich Co. (The) REIT	159	9,910
Markel Corporation*	1,200	715,320
Marsh & McLennan Cos., Inc.	68,535	3,378,776
Mastercard, Inc. Class A	10,157	758,728
MetLife, Inc.	1,274	67,267
Moody’s Corporation	279	22,130
Morgan Stanley	1,593	49,654
New York Community Bancorp, Inc.Δ	34,400	552,808
Northern Trust CorporationΔ	70,553	4,625,455
People’s United Financial, Inc.Δ	97,645	1,451,981
Plum Creek Timber Co., Inc. REIT	202	8,492
PNC Financial Services Group, Inc. (The)	55,266	4,808,142
Principal Financial Group, Inc.	312	14,349
Progressive Corporation (The)	5,826	141,106
Prologis, Inc. REIT	334	13,637
Prudential Financial, Inc.	524	44,357
Public Storage REIT	108	18,197
Regions Financial Corporation	1,188	13,199
Reinsurance Group of America, Inc.	12,700	1,011,301
Signature Bank*	1,800	226,062
Simon Property Group, Inc. REIT	415	68,060
SLM Corporation	864	21,151
State Street Corporation	490	34,079
SunTrust Banks, Inc.	10,807	430,011
T Rowe Price Group, Inc.	297	24,458
Torchmark Corporation	214	16,842
Total System Services, Inc.	12,662	385,051
Travelers Cos., Inc. (The)	10,301	876,615
Unum Group	295	10,416
US BancorpΔ	18,489	792,439
Ventas, Inc. REIT	333	20,170
Visa, Inc. Class AΔ	4,174	901,000
Vornado Realty Trust REIT	197	19,416
W.R. Berkley Corporation	12,500	520,250
Wells Fargo & Co.	5,630	280,036
Western Union Co. (The)	622	10,176
Weyerhaeuser Co. REIT	511	14,998
Zions Bancorporation	159	4,926

		40,932,226

Healthcare — 7.8%
Abbott Laboratories	16,188	623,400
AbbVie, Inc.	4,281	220,043
Aetna, Inc.	3,611	270,717
Alexion Pharmaceuticals, Inc.*	2,724	414,402
Allergan, Inc.	6,238	774,136
AmerisourceBergen Corporation	15,334	1,005,757
Amgen, Inc.	4,530	558,730
Baxter International, Inc.	8,157	600,192
Becton, Dickinson and Co.	30,432	3,562,978
Biogen Idec, Inc.*	3,368	1,030,170
Boston Scientific Corporation*	1,506	20,361
Bristol-Myers Squibb Co.	9,640	500,798
C.R. Bard, Inc.	5,088	752,922
Cardinal Health, Inc.	6,219	435,206
CareFusion Corporation*	122	4,907
Celgene Corporation*	2,695	376,222
Cerner Corporation*	1,935	108,844
Cigna Corporation	310	25,956
Covance, Inc.*	200	20,780
DaVita HealthCare Partners, Inc.*	200	13,770
DENTSPLY International, Inc.	161	7,412
Edwards Lifesciences CorporationΔ*	1,568	116,299
Eli Lilly & Co.	47,876	2,817,981
Express Scripts Holding Co.*	945	70,960
Forest Laboratories, Inc.*	7,322	675,601
Gilead Sciences, Inc.*	1,820	128,965
Henry Schein, Inc.*	2,100	250,677
Hospira, Inc.*	189	8,174
Humana, Inc.	176	19,839
IDEXX Laboratories, Inc.*	6,200	752,680
Intuitive Surgical, Inc.*	43	18,834
Johnson & Johnson	101,366	9,957,182
Laboratory Corporation of America Holdings*	2,051	201,429
McKesson Corporation	5,987	1,057,125
MEDNAX, Inc.*	2,800	173,544
Medtronic, Inc.	4,636	285,299
Merck & Co., Inc.	67,903	3,854,853
Mylan, Inc.*	566	27,638
Myriad Genetics, Inc.Δ*	5,500	188,045
Patterson Cos., Inc.Δ	13,520	564,595
PerkinElmer, Inc.	128	5,768
Pfizer, Inc.	90,981	2,922,310
Quest Diagnostics, Inc.Δ	43,343	2,510,426
Regeneron Pharmaceuticals, Inc.*	89	26,725
Seattle Genetics, Inc.Δ*	3,600	164,016
St. Jude Medical, Inc.	321	20,990
Stryker Corporation	11,335	923,462
Techne Corporation	300	25,611
Tenet Healthcare Corporation*	123	5,266
Thermo Fisher Scientific, Inc.	444	53,387
UnitedHealth Group, Inc.	9,522	780,709
Varian Medical Systems, Inc.*	118	9,911
Vertex Pharmaceuticals, Inc.*	268	18,953
WellPoint, Inc.	320	31,856
Zimmer Holdings, Inc.	3,191	301,805
Zoetis, Inc.	570	16,496

		40,315,114

Materials & Processing — 0.6%
Air Products & Chemicals, Inc.	7,540	897,562
Airgas, Inc.	46	4,899
Alcoa, Inc.	1,216	15,650
Allegheny Technologies, Inc.	139	5,237
Ball Corporation	334	18,306

78	See Notes to Schedules of Investments.

	Shares	Value
Bemis Co., Inc.	361	$14,166
CF Industries Holdings, Inc.	63	16,420
Dow Chemical Co. (The)	1,482	72,010
E.I. du Pont de Nemours & Co.	1,053	70,656
Eastman Chemical Co.	174	15,001
Ecolab, Inc.	340	36,717
Fastenal Co.Δ	8,308	409,751
FMC Corporation	151	11,561
Freeport-McMoRan Copper & Gold, Inc.	1,180	39,023
International Flavors & Fragrances, Inc.	693	66,299
International Paper Co.	704	32,299
Masco Corporation	401	8,906
MeadWestvaco Corporation	255	9,598
Monsanto Co.	513	58,364
Mosaic Co. (The)	386	19,300
Newmont Mining Corporation	511	11,978
Nucor CorporationΔ	7,754	391,887
Owens-Illinois, Inc.*	186	6,292
PPG Industries, Inc.	157	30,373
Praxair, Inc.	334	43,744
Precision Castparts Corporation	165	41,705
Sealed Air Corporation	225	7,396
Sherwin-Williams Co. (The)	2,197	433,095
Sigma-Aldrich Corporation	852	79,560
United States Steel Corporation	196	5,412
Vulcan Materials Co.	147	9,768

		2,882,935

Producer Durables — 4.4%
3M Co.	16,414	2,226,723
ADT Corporation (The)Δ	61,308	1,836,175
Agilent Technologies, Inc.	377	21,082
AMETEK, Inc.	278	14,314
Automatic Data Processing, Inc.	19,827	1,531,834
Boeing Co. (The)	976	122,478
Caterpillar, Inc.	724	71,944
CH Robinson Worldwide, Inc.Δ	4,898	256,606
Cintas CorporationΔ	3,571	212,867
Clean Harbors, Inc.Δ*	1,800	98,622
CSX Corporation	1,354	39,225
Cummins, Inc.	196	29,202
Danaher Corporation	1,957	146,775
Deere & Co.	447	40,588
Delta Air Lines, Inc.	1,218	42,204
Dover Corporation	192	15,696
Emerson Electric Co.	694	46,359
Expeditors International of Washington, Inc.	129	5,112
FedEx Corporation	264	34,996
FLIR Systems, Inc.	8,145	293,220
Flowserve Corporation	158	12,378
Fluor Corporation	182	14,147
General Dynamics Corporation	4,069	443,196
General Electric Co.	93,253	2,414,320
Honeywell International, Inc.	3,189	295,812
Illinois Tool Works, Inc.	443	36,029
Iron Mountain, Inc.	193	5,321
Jacobs Engineering Group, Inc.*	78	4,953
Joy Global, Inc.	114	6,612
Kansas City Southern	125	12,758
L-3 Communications Holdings, Inc.	97	11,461
Landstar System, Inc.	500	29,610
Lockheed Martin CorporationΔ	864	141,039
Mettler Toledo International, Inc.*	1,500	353,520
MSC Industrial Direct Co., Inc. Class AΔ	3,700	320,124
Norfolk Southern Corporation	351	34,107
Northrop Grumman Corporation	3,117	384,576
PACCAR, Inc.	478	32,236
Pall Corporation	125	11,184
Parker Hannifin Corporation	169	20,231
Paychex, Inc.Δ	21,169	901,799
Pitney Bowes, Inc.	332	8,629
Quanta Services, Inc.*	139	5,129
Raytheon Co.	6,257	618,129
Republic Services, Inc.	58,313	1,991,972
Robert Half International, Inc.	157	6,586
Rockwell Automation, Inc.	157	19,554
Rockwell Collins, Inc.	5,929	472,363
Roper Industries, Inc.	44	5,875
Ryder System, Inc.	134	10,709
Snap-on, Inc.	44	4,993
Southwest Airlines Co.	793	18,723
Stanley Black & Decker, Inc.	177	14,380
Stericycle, Inc.*	9,497	1,079,049
Textron, Inc.	322	12,651
Union Pacific Corporation	1,017	190,850
United Parcel Service, Inc. Class B	40,057	3,900,751
United Technologies Corporation	2,258	263,825
W.W. Grainger, Inc.	35	8,843
Waste Management, Inc.	31,491	1,324,826
Waters Corporation*	96	10,407
Xerox Corporation	1,257	14,204
Xylem, Inc.	246	8,959

		22,562,842

Technology — 3.7%
Adobe Systems, Inc.*	1,128	74,155
Akamai Technologies, Inc.*	203	11,817
Altera Corporation	4,058	147,062
Amphenol Corporation Class A	235	21,538
Analog Devices, Inc.	14,854	789,342
Apple, Inc.	1,136	609,737
Applied Materials, Inc.	154,270	3,150,193
Autodesk, Inc.*	2,557	125,753
Broadcom Corporation Class AΔ	3,227	101,586
CA, Inc.	368	11,397
Cisco Systems, Inc.	34,717	778,008
Citrix Systems, Inc.*	1,007	57,832
Cognizant Technology Solutions Corporation Class A*	3,490	176,629
Computer Sciences Corporation	165	10,035
Corning, Inc.	1,580	32,896
Electronic Arts, Inc.*	351	10,183
EMC Corporation	2,300	63,043
F5 Networks, Inc.Δ*	3,646	388,773
Facebook, Inc. Class A*	1,939	116,805
Gartner, Inc.*	900	62,496
Google, Inc. Class A*	1,720	1,916,957

See Notes to Schedules of Investments.	79

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Harris Corporation	120	$8,779
Hewlett-Packard Co.	2,151	69,606
Intel Corporation	74,841	1,931,646
International Business Machines Corporation	7,511	1,445,792
Intuit, Inc.	13,822	1,074,384
Jabil Circuit, Inc.	271	4,878
Juniper Networks, Inc.*	571	14,709
KLA-Tencor CorporationΔ	3,188	220,418
Lam Research Corporation*	181	9,955
Linear Technology CorporationΔ	19,568	952,766
LinkedIn Corporation, Class A*	1,500	277,410
LSI Corporation	633	7,007
Maxim Integrated Products, Inc.	8,900	294,768
Microchip Technology, Inc.Δ	3,028	144,617
Micron Technology, Inc.*	1,206	28,534
Microsoft Corporation	25,455	1,043,400
Motorola Solutions, Inc.	256	16,458
NetApp, Inc.	3,574	131,881
NVIDIA Corporation	633	11,337
Oracle Corporation	3,927	160,654
Palo Alto Networks, Inc.*	2,200	150,920
QUALCOMM, Inc.	4,118	324,746
Red Hat, Inc.*	2,616	138,596
Salesforce.com, Inc.*	703	40,134
SanDisk Corporation	256	20,785
Silicon Laboratories, Inc.*	600	31,350
Splunk, Inc.*	2,300	164,427
Symantec Corporation	785	15,677
Synopsys, Inc.*	8,600	330,326
Teradata CorporationΔ*	4,180	205,614
Texas Instruments, Inc.	4,931	232,497
VeriSign, Inc.Δ*	1,518	81,835
VMware, Inc. Class AΔ*	1,700	183,634
Western Digital Corporation	239	21,945
Workday, Inc. Class AΔ*	1,800	164,574
Xilinx, Inc.	8,504	461,512
Yahoo!, Inc.*	1,066	38,269

		19,112,077

Utilities — 7.7%
AES Corporation	1,420	20,278
AGL Resources, Inc.	4,300	210,528
Alliant Energy Corporation	1,900	107,939
Ameren Corporation	174	7,169
American Electric Power Co., Inc.	12,278	622,003
American Water Works Co., Inc.	23,000	1,044,200
AT&T, Inc.	83,559	2,930,414
Atmos Energy Corporation	3,500	164,955
CenterPoint Energy, Inc.	11,288	267,413
CenturyLink, Inc.Δ	46,858	1,538,817
CMS Energy Corporation	355	10,394
Consolidated Edison, Inc.Δ	56,157	3,012,823
Dominion Resources, Inc.Δ	23,993	1,703,263
DTE Energy Co.	10,001	742,974
Duke Energy Corporation	10,636	757,496
Edison International	371	21,002
Entergy Corporation	2,504	167,392
Exelon Corporation	974	32,687
FirstEnergy Corporation	633	21,541
Frontier Communications Corporation	2,963	16,889
Laclede Group, Inc. (The)	53,900	2,541,385
National Fuel Gas Co.Δ	1,600	112,064
NextEra Energy, Inc.	6,394	611,394
NiSource, Inc.	9,257	328,901
Northeast Utilities	356	16,198
NRG Energy, Inc.	370	11,766
OGE Energy Corporation	5,400	198,504
ONE Gas, Inc.*	69,449	2,495,303
Pepco Holdings, Inc.	280	5,734
PG&E CorporationΔ	62,720	2,709,504
Piedmont Natural Gas Co., Inc.Δ	84,100	2,976,299
Pinnacle West Capital Corporation	6,100	333,426
PPL Corporation	1,005	33,306
Public Service Enterprise Group, Inc.	13,775	525,379
Questar Corporation	23,500	558,830
SCANA Corporation	161	8,263
Sempra Energy	17,073	1,651,984
Southern Co. (The)	24,908	1,094,458
TECO Energy, Inc.	293	5,025
tw telecom, Inc.*	9,300	290,718
UGI Corporation	12,000	547,320
Vectren Corporation	4,500	177,255
Verizon Communications, Inc.	30,999	1,474,622
Westar Energy, Inc.Δ	49,800	1,750,968
WGL Holdings, Inc.	115,300	4,618,918
Windstream Holdings, Inc.	1,811	14,923
Wisconsin Energy CorporationΔ	21,009	977,969
Xcel Energy, Inc.Δ	9,067	275,274

		39,745,867

Total Common Stocks (Cost $196,426,228)		236,179,485

FOREIGN COMMON STOCKS — 2.4%
Bermuda — 0.3%
Arch Capital Group, Ltd.Δ*	5,000	287,700
Everest Re Group, Ltd.	8,900	1,362,145
Invesco, Ltd.	543	20,091
Nabors Industries, Ltd.	295	7,272

		1,677,208

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	302	28,168

Canada — 0.4%
Goldcorp, Inc.	16,800	411,264
Potash Corporation of Saskatchewan, Inc.Δ	38,100	1,379,982

		1,791,246

Curacao — 0.0%
Schlumberger, Ltd.	1,587	154,732

France — 0.6%
Total SA	48,300	3,167,344

Ireland — 0.2%
Accenture PLC Class A	9,724	775,197
Allegion PLC	94	4,904
Covidien PLC	510	37,567
Eaton Corporation PLC	540	40,565
Ingersoll-Rand PLC	294	16,829
Seagate Technology PLC	372	20,891
XL Group PLC	164	5,125

		901,078

80	See Notes to Schedules of Investments.

	Shares	Value
Japan — 0.1%
Honda Motor Co., Ltd.	8,000	$281,664

Jersey — 0.0%
Delphi Automotive PLC	317	21,512

Netherlands — 0.0%
LyondellBasell Industries NV Class A	489	43,492
Nielsen Holdings NV	323	14,415

		57,907

Panama — 0.0%
Carnival Corporation	498	18,854
Copa Holdings SA Class A	200	29,038

		47,892

Switzerland — 0.6%
ABB, Ltd.*	34,600	892,348
ACE, Ltd.	7,433	736,313
Garmin, Ltd.	139	7,681
Pentair, Ltd.	224	17,772
TE Connectivity, Ltd.	347	20,893
Transocean, Ltd.	387	15,998
Tyco International, Ltd.	29,909	1,268,142

		2,959,147

United Kingdom — 0.2%
Aon PLC	5,041	424,856
BAE Systems PLC	92,800	640,811
Ensco PLC Class A	457	24,120
Noble Corporation PLC	288	9,429
Rowan Cos. PLC Class A*	157	5,288

		1,104,504

Total Foreign Common Stocks (Cost $9,886,590)		12,192,402

PREFERRED STOCKS — 5.1%
Bank of America Corporation,
7.25%, 12/31/49	6,315	7,225,686
Health Care REIT, Inc.,
6.25%*	40,200	2,232,306
MetLife, Inc.,
5.0%, 03/26/14*	19,100	588,280
NextEra Energy, Inc.,
5.80%, 3/2/14*	14,943	807,221
Stanley Black & Decker, Inc.,
4.75%, 2/19/14*	29,300	3,735,164
US Bancorp,
6.00%, 3/26/14*	146,900	4,032,405
Wells Fargo & Co.,
7.50%, 12/31/49*	6,327	7,421,571

Total Preferred Stocks (Cost $25,284,945)		26,042,633

MASTER LIMITED PARTNERSHIP — 0.3%
Spectra Energy Partners LP (Cost $1,504,292)	35,281	1,727,005

MONEY MARKET FUNDS — 17.0%
GuideStone Money Market Fund (GS4 Class)¥	19,426,165	19,426,165
Northern Institutional Liquid Assets Portfolio§	68,127,553	68,127,553

Total Money Market Funds (Cost $87,553,718)		87,553,718

SYNTHETIC CONVERTIBLE INSTRUMENT — 0.1%
Credit Suisse+ (Cost $387,840)	4,800	364,608

	Par
CORPORATE BONDS — 22.7%
Akamai Technologies, Inc.
0.00%, 02/15/19 CONV 144AΩ†	$1,125,000	1,115,865
Alere, Inc.
3.00%, 05/15/16 CONV	1,400,000	1,546,125
Allegheny Technologies, Inc.
4.25%, 06/01/14 CONV	880,000	901,450
American Realty Capital Properties, Inc.
3.00%, 08/01/18 CONV	830,000	883,950
3.75%, 12/15/20 CONV	1,470,000	1,601,389
Biomet, Inc.
6.50%, 10/01/20	495,000	528,412
Bristow Group, Inc.
3.00%, 06/15/38 CONV	925,000	1,149,891
CCO Holdings LLC
5.25%, 09/30/22Δ	310,000	307,288
Chesapeake Energy Corporation
2.50%, 05/15/37 CONV	2,515,000	2,571,588
Ciena Corporation
0.88%, 06/15/17 CONVΔ	2,105,000	2,151,047
Citigroup, Inc.
5.95%, 07/29/49†Δ	3,120,000	3,053,700
Clearwire Communications LLC
8.25%, 12/01/40 CONV 144A	1,675,000	1,949,281
Covanta Holding Corporation
3.25%, 06/01/14 CONV	510,000	593,831
5.88%, 03/01/24	300,000	306,236
Dealertrack Technologies, Inc.
1.50%, 03/15/17 CONVΔ	315,000	448,481
Electronic Arts, Inc.
0.75%, 07/15/16 CONVΔ	2,390,000	2,788,831
Exterran Holdings, Inc.
4.25%, 06/15/14 CONV	500,000	952,500
Extra Space Storage LP
2.38%, 07/01/33 CONV 144AΔ	2,390,000	2,497,550
Forest City Enterprises, Inc.
3.63%, 08/15/20 CONV 144AΔ	1,360,000	1,399,100
Frontier Communications Corporation
8.50%, 04/15/20Δ	465,000	542,888
General Electric Capital Corporation
6.25%, 12/29/49†	2,600,000	2,793,892
Goodrich Petroleum Corporation
5.00%, 10/01/32 CONV	1,300,000	1,343,875
Greenbrier Cos., Inc.
3.50%, 04/01/18 CONV	1,300,000	1,841,125
Griffon Corporation
4.00%, 01/15/17 CONV 144A	670,000	759,612
Group 1 Automotive, Inc.
2.25%, 06/15/36 STEP	1,740,000	2,103,225

See Notes to Schedules of Investments.	81

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Health Care REIT, Inc.
3.00%, 12/01/29 CONV	$1,180,000	$1,400,512
Hologic, Inc.
2.00%, 03/01/42 STEPΔ	2,280,000	2,335,575
0.00%, 12/15/43 STEPΩ†	190,000	202,350
Iconix Brand Group, Inc.
2.50%, 06/01/16 CONV	1,945,000	2,651,278
Illumina, Inc.
0.25%, 03/15/16 CONV 144A	575,000	1,046,143
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONVΔ	2,010,000	2,146,931
Intel Corporation
2.95%, 12/15/35 CONVΔ	2,535,000	2,989,716
Janus Capital Group, Inc.
3.25%, 07/15/14 CONVΔ	1,219,000	1,223,571
0.75%, 07/15/18 CONV	308,000	370,562
Jarden Corporation
1.88%, 09/15/18 CONV	885,000	1,235,128
L-3 Communications Holdings, Inc.
3.00%, 08/01/35 CONV	431,000	575,924
Lam Research Corporation
0.50%, 05/15/16 CONVΔ	2,095,000	2,435,438
Leap Wireless International, Inc.
4.50%, 07/15/14 CONV	2,310,000	2,338,875
Liberty Interactive LLC
1.00%, 09/30/43 CONV 144A	2,250,000	2,365,312
LifePoint Hospitals, Inc.
3.50%, 05/15/14 CONV	1,645,000	1,749,869
Live Nation Entertainment, Inc.
2.88%, 07/15/27 CONV	2,110,000	2,149,562
Mediacom LLC
7.25%, 02/15/22Δ	365,000	399,675
Meritor, Inc.
7.88%, 03/01/26 CONV 144A	1,275,000	1,952,344
Microchip Technology, Inc.
2.13%, 12/15/37 CONV	729,000	1,355,940
Navistar International Corporation
4.75%, 04/15/19 CONV 144AΔ	2,285,000	2,292,141
Newmont Mining Corporation
1.25%, 07/15/14 CONV	1,125,000	1,129,219
Nuance Communications, Inc.
2.75%, 11/01/31 CONVΔ	2,165,000	2,179,884
NuVasive, Inc.
2.75%, 07/01/17 CONV	2,535,000	3,022,988
NVIDIA Corporation
1.00%, 12/01/18 CONV 144A	2,160,000	2,374,650
Omnicare, Inc.
3.25%, 12/15/35 CONV	2,400,000	2,574,000
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	2,245,000	2,315,156
Prologis LP
3.25%, 03/15/15 CONVΔ	1,720,000	2,016,700
Regis Corporation
5.00%, 07/15/14 CONV	390,000	398,288
Reynolds Group Issuer, Inc.
9.88%, 08/15/19	250,000	280,625
Rovi Corporation
2.63%, 02/15/40 CONVΔ	975,000	987,188
Royal Gold, Inc.
2.88%, 06/15/19 CONV	1,895,000	1,983,828
RTI International Metals, Inc.
1.63%, 10/15/19 CONVΔ	1,050,000	1,037,531
Ryland Group, Inc.
0.25%, 06/01/19 CONVΔ	2,230,000	2,112,925
Salesforce.com, Inc.
0.25%, 04/01/18 CONV 144AΔ	1,960,000	2,223,375
Salix Pharmaceuticals, Ltd.
1.50%, 03/15/19 CONVΔ	375,000	635,859
SEACOR Holdings, Inc.
2.50%, 12/15/27 CONVΔ	1,475,000	1,765,391
Shutterfly, Inc.
0.25%, 05/15/18 CONV 144AΔ	1,290,000	1,279,519
Sinclair Television Group, Inc.
6.38%, 11/01/21Δ	410,000	427,938
Sirius XM Holdings, Inc.
5.88%, 10/01/20 144AΔ	200,000	211,000
Sprint Corporation
7.88%, 09/15/23 144A	435,000	479,588
7.13%, 06/15/24 144A	100,000	105,250
Starwood Property Trust, Inc.
4.55%, 03/01/18 CONV	1,450,000	1,662,062
Steel Dynamics, Inc.
5.13%, 06/15/14 CONVΔ	1,075,000	1,165,031
TIBCO Software, Inc.
2.25%, 05/01/32 CONVΔ	2,120,000	2,138,550
T-Mobile USA, Inc.
6.63%, 04/28/21Δ	310,000	334,412
6.13%, 01/15/22	300,000	315,375
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONVΔ	2,115,000	2,244,544
Trinity Industries, Inc.
3.88%, 06/01/36 CONV	1,525,000	2,430,469
Volcano Corporation
1.75%, 12/01/17 CONV	2,485,000	2,471,022
Walter Investment Management Corporation
4.50%, 11/01/19 CONV	2,290,000	2,172,638
WebMD Health Corporation
2.50%, 01/31/18 CONV	2,225,000	2,254,203
Yahoo!, Inc.
0.00%, 12/01/18 CONV 144AΩ†	625,000	638,281

Total Corporate Bonds (Cost $106,919,177)		116,715,467

FOREIGN BONDS — 1.2%
Bermuda — 0.3%
Energy XXI Bermuda, Ltd.
3.00%, 12/15/18 CONV 144A	1,725,000	1,692,656

Canada — 0.1%
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144AΔ	400,000	452,000

82	See Notes to Schedules of Investments.

	Par	Value
Luxembourg — 0.3%
ArcelorMittal
5.00%, 05/15/14 CONVΔ	$1,765,000	$1,773,825

Netherlands — 0.5%
Siemens Financierings-maatschappij NV
1.05%, 08/16/17 CONV	2,000,000	2,338,000

Total Foreign Bonds (Cost $5,866,883)		6,256,481

U.S. TREASURY OBLIGATIONS — 17.9%
U.S. Treasury Bills
0.05%, 04/24/14	23,000,000	22,999,236
0.06%, 07/24/14	23,000,000	22,997,171
0.08%, 10/16/14	23,000,000	22,993,192
0.10%, 01/08/15	23,000,000	22,984,452

		91,974,051

Total U.S. Treasury Obligations (Cost $91,968,355)		91,974,051

TOTAL INVESTMENTS — 112.7% (Cost $525,798,028)		579,005,850

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
S&P 500 Index, Strike Price $1,890.00, Expires 04/19/14 (MSCS)	(25)	(22,500)
S&P 500 Index, Strike Price $1,900.00, Expires 05/02/14 (MSCS)	(25)	(29,875)

		(52,375)

Put Options — (0.1)%
S&P 500 Index, Strike Price $1,770.00, Expires 05/02/14 (MSCS)	(130)	(76,050)
S&P 500 Index, Strike Price $1,790.00, Expires 04/19/14 (MSCS)	(130)	(41,600)
S&P 500 Index, Strike Price $1,790.00, Expires 04/25/14 (MSCS)	(154)	(80,080)
S&P 500 Index, Strike Price $1,805.00, Expires 04/11/14 (MSCS)	(154)	(42,350)

		(240,080)

Total Written Options (Premiums received $(514,850))		(292,455)

Other Assets in Excess of Liabilities — (12.6)%		(64,943,645)

NET ASSETS — 100.0%		$513,769,750

See Notes to Schedules of Investments.	83

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$236,179,485	$236,179,485	$—	$—
Corporate Bonds	116,715,467	—	114,965,598	1,749,869
Foreign Bonds	6,256,481	—	6,256,481	—
Foreign Common Stocks:
Bermuda	1,677,208	1,677,208	—	—
British Virgin Islands	28,168	28,168	—	—
Canada	1,791,246	1,791,246	—	—
Curacao	154,732	154,732	—	—
France	3,167,344	3,167,344	—	—
Ireland	901,078	901,078	—	—
Japan	281,664	281,664	—	—
Jersey	21,512	21,512	—	—
Netherlands	57,907	57,907	—	—
Panama	47,892	47,892	—	—
Switzerland	2,959,147	2,959,147	—	—
United Kingdom	1,104,504	1,104,504	—	—
Master Limited Partnership	1,727,005	1,727,005	—	—
Money Market Funds	87,553,718	87,553,718	—	—
Preferred Stocks	26,042,633	18,621,062	—	7,421,571
U.S. Treasury Obligations	91,974,051	—	91,974,051	—
Synthetic Convertible Instrument	364,608	—	—	364,608

Total Assets — Investments in Securities	$579,005,850	$356,273,672	$213,196,130	$9,536,048

Other Financial Instruments***
Forward Foreign Currency Contracts	$3,148	$—	$3,148	$—
Futures Contracts	235,358	235,358	—	—

Total Assets — Other Financial Instruments	$238,506	$235,358	$3,148	$—

84	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options	$(292,455)	$—	$(292,455)	$—

Total Liabilities — Investments in Securities	$(292,455)	$—	$(292,455)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of transfers between Level 2 and Level 1 compared to total net assets of the Funds is not material, therefore, the transfers between Level 1 and Level 2 are not shown for the the period ended March 31, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s corporate bonds, preferred stock and synthetic convertible instruments are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Preferred Stock	Synthetic Convertible Instruments
Balance, 12/31/13	$12,995,786	$3,024,494	$7,867,600	$2,103,692
Accrued discounts/premiums	(49,667)	(49,667)	—	—
Realized gain (loss)	164,849	69,154	95,695	—
Change in unrealized appreciation (depreciation)	295,923	(93,490)	368,344	21,069
Purchases	31,917	—	31,917	—
Sales	(3,902,760)	(1,200,622)	(941,985)	(1,760,153)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Maturities	—	—	—	—
Paydowns	—	—	—	—

Balance, 03/31/14	$9,536,048	$1,749,869	$7,421,571	$364,608

See Notes to Schedules of Investments.	85

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.0%
Consumer Discretionary — 12.9%
Amazon.com, Inc.*	8,000	$2,692,160
AutoNation, Inc.Δ*	1,371	72,978
AutoZone, Inc.*	725	389,398
Avon Products, Inc.Δ	9,006	131,848
Bed Bath & Beyond, Inc.Δ*	4,510	310,288
Best Buy Co., Inc.Δ	5,859	154,736
BorgWarner, Inc.	5,000	307,350
Cablevision Systems Corporation Class AΔ	4,693	79,171
CarMax, Inc.Δ*	4,833	226,184
CBS Corporation Class B	11,814	730,105
Chipotle Mexican Grill, Inc.*	660	374,913
Coach, Inc.Δ	5,881	292,051
Comcast Corporation Class A	55,899	2,796,068
Costco Wholesale Corporation	9,424	1,052,472
D.R. Horton, Inc.Δ	5,917	128,103
Darden Restaurants, Inc.Δ	2,908	147,610
DIRECTV*	10,203	779,713
Discovery Communications, Inc. Class A*	4,752	392,990
Dollar General Corporation*	6,384	354,184
Dollar Tree, Inc.*	4,518	235,749
eBay, Inc.*	25,081	1,385,475
Estee Lauder Cos., Inc. (The) Class A	5,501	367,907
Expedia, Inc.Δ	2,221	161,023
Family Dollar Stores, Inc.	2,045	118,631
Ford Motor Co.	84,725	1,321,710
Fossil Group, Inc.*	978	114,045
GameStop Corporation Class AΔ	2,459	101,065
Gannett Co., Inc.	4,845	133,722
Gap, Inc. (The)	5,603	224,456
General Motors Co.	28,062	965,894
Genuine Parts Co.	3,300	286,605
Goodyear Tire & Rubber Co. (The)Δ	5,261	137,470
Graham Holdings, Co. Class B	100	70,375
H&R Block, Inc.	5,973	180,325
Harley-Davidson, Inc.	4,769	317,663
Harman International Industries, Inc.	1,495	159,068
Hasbro, Inc.Δ	2,508	139,495
Home Depot, Inc. (The)	30,193	2,389,172
Interpublic Group of Cos., Inc. (The)	9,347	160,208
Johnson Controls, Inc.	14,211	672,465
Kohl’s Corporation	4,336	246,285
L Brands, Inc.Δ	5,256	298,383
Leggett & Platt, Inc.Δ	3,123	101,935
Lennar Corporation Class AΔ	3,691	146,237
Lowe’s Cos., Inc.	22,430	1,096,827
Macy’s, Inc.	7,838	464,715
Marriott International, Inc. Class AΔ	4,701	263,350
Mattel, Inc.	7,416	297,456
McDonald’s Corporation	21,216	2,079,805
McGraw Hill Financial, Inc.	5,845	445,974
Mohawk Industries, Inc.*	1,284	174,598
Netflix, Inc.*	1,270	447,078
Newell Rubbermaid, Inc.	5,983	178,892
News Corporation Class A*	10,703	184,306
NIKE, Inc. Class B	15,942	1,177,476
Nordstrom, Inc.Δ	3,020	188,599
Omnicom Group, Inc.	5,489	398,501
O’Reilly Automotive, Inc.*	2,282	338,626
PetSmart, Inc.Δ	2,271	156,449
priceline.com, Inc.*	1,098	1,308,695
PulteGroup, Inc.	7,550	144,885
PVH CorporationΔ	1,723	214,979
Ralph Lauren Corporation	1,259	202,611
Ross Stores, Inc.	4,613	330,060
Scripps Networks Interactive, Inc. Class A	2,307	175,124
Staples, Inc.Δ	14,101	159,905
Starbucks Corporation	16,235	1,191,324
Starwood Hotels & Resorts Worldwide, Inc.	4,124	328,270
Target Corporation	13,480	815,675
Tiffany & Co.	2,342	201,763
Time Warner Cable, Inc.	5,902	809,636
Time Warner, Inc.	19,161	1,251,788
TJX Cos., Inc. (The)	15,291	927,399
Tractor Supply Co.	2,972	209,912
TripAdvisor, Inc.Δ*	2,414	218,684
Twenty-First Century Fox, Inc. Class A	41,761	1,335,099
Urban Outfitters, Inc.*	2,209	80,562
VF Corporation	7,540	466,575
Wal-Mart Stores, Inc.	34,692	2,651,510
Walt Disney Co. (The)	34,910	2,795,244
Whirlpool Corporation	1,681	251,242
Wyndham Worldwide Corporation	2,789	204,239
Yum! Brands, Inc.	9,529	718,391

		46,733,909

Consumer Staples — 6.7%
Archer-Daniels-Midland Co.	14,075	610,714
Campbell Soup Co.Δ	3,915	175,705
Clorox Co. (The)Δ	2,785	245,108
Coca-Cola Co. (The)	81,319	3,143,793
Coca-Cola Enterprises, Inc.	5,060	241,666
Colgate-Palmolive Co.	18,694	1,212,680
ConAgra Foods, Inc.	9,053	280,915
CVS Caremark Corporation	25,349	1,897,626
Dr. Pepper Snapple Group, Inc.Δ	4,166	226,880
General Mills, Inc.	13,493	699,207
Hershey Co. (The)	3,179	331,888
Hormel Foods Corporation	2,830	139,434
J.M. Smucker Co. (The)	2,202	214,122
Kellogg Co.	5,549	347,978
Keurig Green Mountain, Inc.	2,800	295,652
Kimberly-Clark CorporationΔ	8,190	902,947
Kraft Foods Group, Inc.	12,743	714,882
Kroger Co. (The)	11,119	485,344
McCormick & Co., Inc. (Non-Voting Shares)Δ	2,754	197,572
Mead Johnson Nutrition Co.	4,276	355,507
Mondelez International, Inc. Class A	36,534	1,262,250
Monster Beverage Corporation*	2,921	202,863
PepsiCo, Inc.	32,650	2,726,275
Procter & Gamble Co. (The)	58,199	4,690,839
Safeway, Inc.	4,926	181,966

86	See Notes to Schedules of Investments.

	Shares	Value
Sysco CorporationΔ	12,589	$454,841
Tyson Foods, Inc. Class A	5,766	253,762
Walgreen Co.	18,752	1,238,195
Whole Foods Market, Inc.	8,059	408,672

		24,139,283

Energy — 9.0%
Anadarko Petroleum Corporation	10,822	917,273
Apache Corporation	8,494	704,577
Baker Hughes, Inc.	9,436	613,529
Cabot Oil & Gas CorporationΔ	8,963	303,666
Cameron International Corporation*	4,618	285,254
Chesapeake Energy CorporationΔ	10,676	273,519
Chevron Corporation	40,958	4,870,316
ConocoPhillips	26,285	1,849,150
CONSOL Energy, Inc.	5,000	199,750
Denbury Resources, Inc.Δ	7,628	125,099
Devon Energy Corporation	8,137	544,609
Diamond Offshore Drilling, Inc.Δ	1,404	68,459
EOG Resources, Inc.	5,906	1,158,580
EQT Corporation	3,201	310,401
Exterran Holdings, Inc.	13	570
Exxon Mobil Corporation	92,638	9,048,880
First Solar, Inc.*	1,556	108,593
FMC Technologies, Inc.*	5,099	266,627
Halliburton Co.	18,198	1,071,680
Helmerich & Payne, Inc.Δ	2,333	250,937
Hess Corporation	5,824	482,693
Kinder Morgan, Inc.	14,488	470,715
Marathon Oil Corporation	14,810	526,051
Marathon Petroleum Corporation	6,305	548,787
Murphy Oil Corporation	3,685	231,639
National Oilwell Varco, Inc.	9,207	716,949
Newfield Exploration Co.*	3,088	96,840
Noble Energy, Inc.	7,714	548,003
Occidental Petroleum Corporation	17,081	1,627,648
ONEOK, Inc.Δ	4,398	260,582
Peabody Energy Corporation	5,661	92,501
Phillips 66	12,560	967,874
Pioneer Natural Resources Co.Δ	3,132	586,122
QEP Resources, Inc.	3,912	115,169
Range Resources Corporation	3,546	294,212
Southwestern Energy Co.*	7,482	344,247
Spectra Energy CorporationΔ	14,350	530,089
Tesoro Corporation	2,764	139,831
Valero Energy Corporation	11,367	603,588
Williams Cos., Inc. (The)	14,574	591,413

		32,746,422

Financial Services — 17.1%
Aflac, Inc.	9,739	613,947
Alliance Data Systems CorporationΔ*	1,129	307,596
Allstate Corporation (The)	9,640	545,431
American Express Co.	19,612	1,765,668
American International Group, Inc.	31,317	1,566,163
American Tower Corporation REIT	8,416	689,018
Ameriprise Financial, Inc.	4,111	452,498
Apartment Investment & Management Co. Class A REIT	3,208	96,946
Assurant, Inc.	1,564	101,597
AvalonBay Communities, Inc. REIT	2,665	349,968
Bank of America Corporation	226,541	3,896,505
Bank of New York Mellon Corporation (The)	24,312	857,970
BB&T CorporationΔ	15,385	618,015
Berkshire Hathaway, Inc. Class B*	38,647	4,829,716
BlackRock, Inc.	2,690	845,951
Boston Properties, Inc. REIT	3,296	377,491
Capital One Financial Corporation	12,284	947,833
CBRE Group, Inc. Class A*	5,812	159,423
Charles Schwab Corporation (The)	25,216	689,153
Chubb Corporation (The)	5,248	468,646
Cincinnati Financial CorporationΔ	3,098	150,749
Citigroup, Inc.	65,084	3,097,998
CME Group, Inc.	6,749	499,494
Comerica, Inc.	3,797	196,685
Crown Castle International Corporation REIT	7,177	529,519
Discover Financial Services	10,116	588,650
Dun & Bradstreet Corporation (The)	779	77,394
E*TRADE Financial Corporation*	6,245	143,760
Equifax, Inc.	2,624	178,511
Equity Residential REIT	7,231	419,326
Fidelity National Information Services, Inc.	6,242	333,635
Fifth Third Bancorp	18,143	416,382
Fiserv, Inc.*	5,482	310,775
Franklin Resources, Inc.Δ	8,696	471,149
General Growth Properties, Inc. REIT	11,348	249,656
Genworth Financial, Inc. Class A*	10,589	187,743
Goldman Sachs Group, Inc. (The)	9,083	1,488,250
Hartford Financial Services Group, Inc. (The)	9,600	338,592
HCP, Inc. REIT	9,984	387,279
Health Care REIT, Inc.	6,199	369,460
Host Hotels & Resorts, Inc. REIT	15,936	322,545
Hudson City Bancorp, Inc.	10,419	102,419
Huntington Bancshares, Inc.Δ	18,206	181,514
IntercontinentalExchange Group, Inc.	2,435	481,716
JPMorgan Chase & Co.	81,250	4,932,688
KeyCorp	19,129	272,397
Kimco Realty Corporation REITΔ	9,031	197,598
Legg Mason, Inc.Δ	2,303	112,939
Leucadia National Corporation	6,709	187,852
Lincoln National Corporation	5,649	286,235
Loews Corporation	6,485	285,664
M&T Bank CorporationΔ	2,859	346,797
Macerich Co. (The) REIT	2,946	183,624
Marsh & McLennan Cos., Inc.	11,798	581,641
Mastercard, Inc. Class A	21,910	1,636,677

See Notes to Schedules of Investments.	87

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MetLife, Inc.	24,090	$1,271,952
Moody’s Corporation	3,997	317,042
Morgan Stanley	30,061	937,001
NASDAQ OMX Group, Inc. (The)	2,549	94,160
Northern Trust CorporationΔ	4,750	311,410
People’s United Financial, Inc.Δ	6,409	95,302
Plum Creek Timber Co., Inc. REIT	3,689	155,086
PNC Financial Services Group, Inc. (The)	11,411	992,757
Principal Financial Group, Inc.	5,931	272,767
Progressive Corporation (The)	11,815	286,159
Prologis, Inc. REIT	10,694	436,636
Prudential Financial, Inc.	9,912	839,051
Public Storage REIT	3,103	522,824
Regions Financial Corporation	30,289	336,511
Simon Property Group, Inc. REIT	6,702	1,099,128
SLM Corporation	9,051	221,568
State Street Corporation	9,128	634,852
SunTrust Banks, Inc.	11,348	451,537
T Rowe Price Group, Inc.Δ	5,570	458,690
Torchmark CorporationΔ	1,902	149,687
Total System Services, Inc.	3,427	104,215
Travelers Cos., Inc. (The)	7,545	642,080
Unum Group	5,433	191,839
US Bancorp	39,079	1,674,926
Ventas, Inc. REIT	6,327	383,226
Visa, Inc. Class AΔ	10,844	2,340,786
Vornado Realty Trust REIT	3,729	367,530
Wells Fargo & Co.	102,667	5,106,657
Western Union Co. (The)Δ	11,769	192,541
Weyerhaeuser Co. REIT	12,418	364,468
Zions BancorporationΔ	4,106	127,204

		62,106,440

Healthcare — 12.5%
Abbott Laboratories	33,194	1,278,301
AbbVie, Inc.	34,045	1,749,913
Aetna, Inc.	7,798	584,616
Alexion Pharmaceuticals, Inc.*	4,286	652,029
Allergan, Inc.	6,441	799,328
AmerisourceBergen Corporation	4,903	321,588
Amgen, Inc.	16,186	1,996,381
Baxter International, Inc.	11,595	853,160
Becton, Dickinson and Co.	4,164	487,521
Biogen Idec, Inc.*	5,027	1,537,608
Boston Scientific Corporation*	28,614	386,861
Bristol-Myers Squibb Co.	35,342	1,836,017
C.R. Bard, Inc.	1,662	245,943
Cardinal Health, Inc.	7,350	514,353
CareFusion Corporation*	4,580	184,208
Celgene Corporation*	8,676	1,211,170
Cerner Corporation*	6,328	355,950
Cigna Corporation	5,885	492,751
DaVita HealthCare Partners, Inc.*	3,735	257,155
DENTSPLY International, Inc.	3,058	140,790
Edwards Lifesciences CorporationΔ*	2,256	167,328
Eli Lilly & Co.	21,179	1,246,596
Express Scripts Holding Co.*	16,673	1,251,976
Forest Laboratories, Inc.*	5,149	475,098
Gilead Sciences, Inc.*	32,968	2,336,112
Hospira, Inc.*	3,500	151,375
Humana, Inc.	3,257	367,129
Intuitive Surgical, Inc.*	809	354,334
Johnson & Johnson	60,659	5,958,534
Laboratory Corporation of America HoldingsΔ*	1,787	175,501
McKesson Corporation	4,982	879,672
Medtronic, Inc.	21,487	1,322,310
Merck & Co., Inc.	63,058	3,579,803
Mylan, Inc.*	7,942	387,808
Patterson Cos., Inc.Δ	1,684	70,324
PerkinElmer, Inc.	2,326	104,810
Pfizer, Inc.	136,900	4,397,228
Quest Diagnostics, Inc.Δ	3,071	177,872
Regeneron Pharmaceuticals, Inc.*	1,683	505,371
St. Jude Medical, Inc.	6,079	397,506
Stryker Corporation	6,340	516,520
Tenet Healthcare Corporation*	2,046	87,589
Thermo Fisher Scientific, Inc.	8,439	1,014,705
UnitedHealth Group, Inc.	21,246	1,741,960
Varian Medical Systems, Inc.Δ*	2,204	185,114
Vertex Pharmaceuticals, Inc.*	5,009	354,236
WellPoint, Inc.	6,073	604,567
Zimmer Holdings, Inc.	3,618	342,190
Zoetis, Inc.	10,680	309,079

		45,348,290

Materials & Processing — 3.6%
Air Products & Chemicals, Inc.	4,576	544,727
Airgas, Inc.Δ	1,439	153,268
Alcoa, Inc.Δ	23,096	297,246
Allegheny Technologies, Inc.Δ	2,381	89,716
Ball CorporationΔ	3,080	168,815
Bemis Co., Inc.Δ	2,220	87,113
CF Industries Holdings, Inc.	1,202	313,289
Cliffs Natural Resources, Inc.Δ	3,462	70,832
Dow Chemical Co. (The)	26,035	1,265,041
E.I. du Pont de Nemours & Co.	19,913	1,336,162
Eastman Chemical Co.	3,278	282,596
Ecolab, Inc.	5,784	624,614
Fastenal Co.Δ	5,913	291,629
FMC Corporation	2,824	216,205
Freeport-McMoRan Copper & Gold, Inc.	22,118	731,442
International Flavors & Fragrances, Inc.	1,742	166,657
International Paper Co.	9,377	430,217
Masco Corporation	7,467	165,842
MeadWestvaco Corporation	3,690	138,892
Monsanto Co.	11,297	1,285,260
Mosaic Co. (The)	7,188	359,400
Newmont Mining Corporation	10,530	246,823
Nucor CorporationΔ	6,736	340,437
Owens-Illinois, Inc.*	3,629	122,769
PPG Industries, Inc.	2,949	570,514
Praxair, Inc.	6,334	829,564
Precision Castparts Corporation	3,108	785,578
Sealed Air Corporation	4,329	142,294
Sherwin-Williams Co. (The)	1,851	364,888

88	See Notes to Schedules of Investments.

	Shares	Value
Sigma-Aldrich Corporation	2,586	$241,481
United States Steel CorporationΔ	3,237	89,374
Vulcan Materials Co.	2,787	185,196

		12,937,881

Producer Durables — 10.1%
3M Co.	13,518	1,833,852
ADT Corporation (The)Δ	3,922	117,464
Agilent Technologies, Inc.	7,166	400,723
AMETEK, Inc.	5,182	266,821
Automatic Data Processing, Inc.	10,319	797,246
Avery Dennison Corporation	1,980	100,327
Boeing Co. (The)	14,615	1,834,036
Caterpillar, Inc.Δ	13,690	1,360,375
CH Robinson Worldwide, Inc.Δ	3,229	169,167
Cintas CorporationΔ	2,141	127,625
CSX Corporation	21,470	621,986
Cummins, Inc.	3,720	554,243
Danaher Corporation	12,890	966,750
Deere & Co.Δ	7,896	716,957
Delta Air Lines, Inc.	18,142	628,620
Dover CorporationΔ	3,646	298,060
Emerson Electric Co.	15,168	1,013,222
Expeditors International of Washington, Inc.Δ	4,422	175,244
FedEx Corporation	5,957	789,660
FLIR Systems, Inc.	3,049	109,764
Flowserve Corporation	2,945	230,711
Fluor Corporation	3,451	268,246
General Dynamics Corporation	6,914	753,073
General Electric Co.	215,052	5,567,696
Honeywell International, Inc.	16,847	1,562,728
Illinois Tool Works, Inc.	8,369	680,651
Iron Mountain, Inc.	3,511	96,798
Jacobs Engineering Group, Inc.Δ*	2,935	186,373
Joy Global, Inc.Δ	2,074	120,292
Kansas City Southern	2,341	238,922
L-3 Communications Holdings, Inc.	1,873	221,295
Lockheed Martin Corporation	5,853	955,444
Norfolk Southern Corporation	6,642	645,403
Northrop Grumman Corporation	4,617	569,645
PACCAR, Inc.Δ	7,579	511,128
Pall Corporation	2,398	214,549
Parker Hannifin Corporation	3,184	381,157
Paychex, Inc.	6,886	293,344
Pitney Bowes, Inc.	4,372	113,628
Quanta Services, Inc.*	4,804	177,268
Raytheon Co.	6,770	668,808
Republic Services, Inc.	5,735	195,908
Robert Half International, Inc.	2,978	124,927
Rockwell Automation, Inc.	2,970	369,914
Rockwell Collins, Inc.	2,927	233,194
Roper Industries, Inc.	2,122	283,308
Ryder System, Inc.	1,151	91,988
Snap-on, Inc.	1,258	142,758
Southwest Airlines Co.	15,085	356,157
Stanley Black & Decker, Inc.	3,357	272,723
Stericycle, Inc.*	1,791	203,493
Textron, Inc.	6,066	238,333
Union Pacific Corporation	9,719	1,823,868
United Parcel Service, Inc. Class B	15,237	1,483,779
United Technologies Corporation	18,038	2,107,560
W.W. Grainger, Inc.Δ	1,301	328,711
Waste Management, Inc.	9,205	387,254
Waters CorporationΔ*	1,817	196,981
Xerox Corporation	23,553	266,149
Xylem, Inc.	3,939	143,458

		36,589,764

Technology — 15.6%
Adobe Systems, Inc.*	9,963	654,968
Akamai Technologies, Inc.*	3,926	228,532
Altera Corporation	6,649	240,960
Amphenol Corporation Class A	3,402	311,793
Analog Devices, Inc.	6,697	355,879
Apple, Inc.	19,160	10,283,938
Applied Materials, Inc.Δ	25,751	525,835
Autodesk, Inc.*	4,871	239,556
Broadcom Corporation Class A	11,794	371,275
CA, Inc.	6,776	209,853
Cisco Systems, Inc.	110,442	2,475,005
Citrix Systems, Inc.*	3,960	227,423
Cognizant Technology Solutions Corporation Class A*	13,074	661,675
Computer Sciences Corporation	3,120	189,758
Corning, Inc.	29,803	620,498
Electronic Arts, Inc.Δ*	6,737	195,440
EMC Corporation	43,371	1,188,799
F5 Networks, Inc.Δ*	1,645	175,406
Facebook, Inc. Class A*	36,624	2,206,230
Google, Inc. Class A*	6,073	6,768,419
Harris Corporation	2,245	164,244
Hewlett-Packard Co.	40,618	1,314,399
Intel Corporation	106,576	2,750,727
International Business Machines Corporation	21,039	4,049,797
Intuit, Inc.	6,056	470,733
Jabil Circuit, Inc.	4,222	75,996
Juniper Networks, Inc.*	10,710	275,890
KLA-Tencor CorporationΔ	3,535	244,410
Lam Research Corporation*	3,498	192,390
Linear Technology CorporationΔ	5,045	245,641
LSI Corporation	12,156	134,567
Microchip Technology, Inc.Δ	4,339	207,231
Micron Technology, Inc.*	22,579	534,219
Microsoft Corporation	162,148	6,646,447
Motorola Solutions, Inc.	4,862	312,578
NetApp, Inc.	7,031	259,444
NVIDIA CorporationΔ	11,896	213,057
Oracle Corporation	74,224	3,036,504
QUALCOMM, Inc.	36,271	2,860,331
Red Hat, Inc.*	4,052	214,675
Salesforce.com, Inc.*	12,099	690,732
SanDisk Corporation	4,858	394,421
Symantec Corporation	14,705	293,659
Teradata CorporationΔ*	3,489	171,624
Texas Instruments, Inc.	23,171	1,092,513
VeriSign, Inc.Δ*	2,712	146,204
Western Digital Corporation	4,483	411,629

See Notes to Schedules of Investments.	89

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Xilinx, Inc.	5,801	$314,820
Yahoo!, Inc.*	19,996	717,856

		56,567,980

Utilities — 5.5%
AES Corporation	14,057	200,734
AGL Resources, Inc.	2,585	126,562
Ameren Corporation	5,215	214,858
American Electric Power Co., Inc.	10,408	527,269
AT&T, Inc.	111,602	3,913,882
CenterPoint Energy, Inc.	9,214	218,280
CenturyLink, Inc.Δ	12,510	410,828
CMS Energy Corporation	5,581	163,412
Consolidated Edison, Inc.Δ	6,328	339,497
Dominion Resources, Inc.	12,434	882,690
DTE Energy Co.	3,840	285,274
Duke Energy Corporation	15,131	1,077,630
Edison InternationalΔ	6,966	394,345
Entergy Corporation	3,824	255,634
Exelon CorporationΔ	18,308	614,416
FirstEnergy Corporation	8,948	304,500
Frontier Communications CorporationΔ	21,639	123,342
Integrys Energy Group, Inc.Δ	1,743	103,970
NextEra Energy, Inc.	9,276	886,971
NiSource, Inc.	6,780	240,893
Northeast Utilities	6,845	311,448
NRG Energy, Inc.	7,027	223,459
Pepco Holdings, Inc.Δ	5,587	114,422
PG&E Corporation	9,719	419,861
Pinnacle West Capital Corporation	2,369	129,490
PPL Corporation	13,337	441,988
Public Service Enterprise Group, Inc.	11,002	419,616
SCANA CorporationΔ	3,051	156,577
Sempra Energy	4,853	469,576
Southern Co. (The)Δ	19,019	835,695
TECO Energy, Inc.Δ	4,578	78,513
Verizon Communications, Inc.	88,798	4,224,121
Windstream Holdings, Inc.Δ	12,759	105,134
Wisconsin Energy CorporationΔ	4,798	223,347
Xcel Energy, Inc.Δ	10,636	322,909

		19,761,143

Total Common Stocks (Cost $204,704,420)		336,931,112

FOREIGN COMMON STOCKS — 3.5%
Bermuda — 0.1%
Invesco, Ltd.	9,400	347,800
Nabors Industries, Ltd.	5,483	135,156

		482,956

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.*	3,844	358,530

Curacao — 0.8%
Schlumberger, Ltd.	28,013	2,731,268

Ireland — 1.0%
Accenture PLC Class A	13,637	1,087,141
Allegion PLC	1,902	99,227
Covidien PLC	9,627	709,125
Eaton Corporation PLC	10,214	767,276
Ingersoll-Rand PLC	5,507	315,221
Seagate Technology PLCΔ	7,146	401,319
XL Group PLC	5,999	187,469

		3,566,778

Jersey — 0.1%
Delphi Automotive PLC	5,975	405,464

Netherlands — 0.3%
LyondellBasell Industries NV Class A	9,289	826,163
Nielsen Holdings NVΔ	6,033	269,253

		1,095,416

Panama — 0.1%
Carnival CorporationΔ	9,383	355,240

Switzerland — 0.7%
ACE, Ltd.	7,173	710,557
Garmin, Ltd.Δ	2,607	144,063
Pentair, Ltd.Δ	4,196	332,911
TE Connectivity, Ltd.	8,825	531,353
Transocean, Ltd.Δ	7,281	300,997
Tyco International, Ltd.	9,873	418,615

		2,438,496

United Kingdom — 0.3%
Aon PLC	6,399	539,308
Ensco PLC Class AΔ	4,968	262,211
Noble Corporation PLC	5,519	180,692
Rowan Cos. PLC Class A*	2,707	91,172

		1,073,383

Total Foreign Common Stocks (Cost $8,216,480)		12,507,531

RIGHTS/WARRANTS — 0.0%
American International Group, Inc. Fractional Warrants+* (Cost $0)	65,600	—

MONEY MARKET FUNDS — 10.5%
GuideStone Money Market Fund (GS4 Class)¥	11,470,240	11,470,240
Northern Institutional Liquid Assets Portfolio§	26,488,831	26,488,831

Total Money Market Funds (Cost $37,959,071)		37,959,071

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.05%, 04/10/14‡‡ (Cost $534,993)	$535,000	534,990

TOTAL INVESTMENTS — 107.1% (Cost $251,414,964)		387,932,704
Liabilities in Excess of Other Assets — (7.1)%		(25,681,000)

NET ASSETS — 100.0%		$362,251,704

90	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$336,931,112	$336,931,112	$—	$—
Foreign Common Stocks	12,507,531	12,507,531	—	—
Money Market Funds	37,959,071	37,959,071	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligation	534,990	—	534,990	—

Total Assets — Investments in Securities	$387,932,704	$387,397,714	$534,990	$—

Other Financial Instruments***
Futures Contracts	$152,830	$152,830	$—	$—

Total Assets — Other Financial Instruments	$152,830	$152,830	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

See Notes to Schedules of Investments.	91

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.3%
Consumer Discretionary — 8.5%
CBS Corporation Class B	1,902	$117,543
Comcast Corporation Class A	218,126	10,910,662
Dana Holding Corporation	323,415	7,525,867
DIRECTV*	62,200	4,753,324
Foot Locker, Inc.	36,800	1,728,864
Ford Motor Co.	845,487	13,189,597
Gap, Inc. (The)Δ	158,700	6,357,522
General Motors Co.	41,961	1,444,298
Goodyear Tire & Rubber Co. (The)Δ	31,300	817,869
Home Depot, Inc. (The)	103,608	8,198,501
Johnson Controls, Inc.	23,043	1,090,395
Lear Corporation	65,300	5,466,916
Lennar Corporation Class A	166,951	6,614,599
Macy’s, Inc.	71,760	4,254,650
McGraw Hill Financial, Inc.	70,200	5,356,260
News Corporation Class A*	4,799	82,639
Sirius XM Holdings, Inc.*	55,021	176,067
Target Corporation	190,568	11,531,270
Time Warner, Inc.Δ	95,194	6,219,024
Twenty-First Century Fox, Inc. Class A	17,856	570,856
Wal-Mart Stores, Inc.Δ	176,172	13,464,826
Walt Disney Co. (The)	47,224	3,781,226
Whirlpool Corporation	19,100	2,854,686

		116,507,461

Consumer Staples — 3.8%
Archer-Daniels-Midland Co.	54,715	2,374,084
Coca-Cola Enterprises, Inc.	101,090	4,828,058
CVS Caremark Corporation	36,427	2,726,925
Dr. Pepper Snapple Group, Inc.Δ	42,800	2,330,888
Hershey Co. (The)	30,900	3,225,960
Kellogg Co.Δ	769	48,224
Kimberly-Clark Corporation	2,135	235,384
Kroger Co. (The)	102,600	4,478,490
Mondelez International, Inc. Class A	277,112	9,574,220
PepsiCo, Inc.	101,365	8,463,977
Procter & Gamble Co. (The)	92,284	7,438,090
Sysco CorporationΔ	12,804	462,609
Tyson Foods, Inc. Class A	113,300	4,986,333
Walgreen Co.	8,001	528,306

		51,701,548

Energy — 10.6%
Anadarko Petroleum Corporation	15,854	1,343,785
Apache Corporation	13,153	1,091,041
Baker Hughes, Inc.	137,362	8,931,277
Chevron Corporation	197,272	23,457,614
ConocoPhillips	216,325	15,218,464
Devon Energy Corporation	13,726	918,681
EOG Resources, Inc.	623	122,214
Exxon Mobil Corporation	297,537	29,063,414
Halliburton Co.	84,500	4,976,205
Hess Corporation	9,754	808,412
Kinder Morgan, Inc.	2,079	67,547
Marathon Oil Corporation	354,573	12,594,433
Marathon Petroleum Corporation	56,621	4,928,292
National Oilwell Varco, Inc.	14,355	1,117,824
Occidental Petroleum Corporation	213,005	20,297,246
Phillips 66	19,904	1,533,802
SM Energy Co.	64,000	4,562,560
Spectra Energy Corporation	22,581	834,142
Targa Resources Corporation	3,830	380,166
Valero Energy Corporation	241,699	12,834,217
Williams Cos., Inc. (The)	10,587	429,620

		145,510,956

Financial Services — 22.6%
Aflac, Inc.	15,688	988,972
Allstate Corporation (The)	119,553	6,764,309
American Express Co.	111,100	10,002,333
American Financial Group, Inc.	57,800	3,335,638
American International Group, Inc.	358,445	17,925,834
Ameriprise Financial, Inc.	82,668	9,099,267
Assurant, Inc.	71,700	4,657,632
Bank of America Corporation	1,546,771	26,604,461
Bank of New York Mellon Corporation (The)	38,905	1,372,957
BB&T CorporationΔ	23,672	950,904
Berkshire Hathaway, Inc. Class B*	60,585	7,571,308
BlackRock, Inc.Δ	2,857	898,469
Capital One Financial Corporation	277,760	21,431,962
CBOE Holdings, Inc.	55,500	3,141,300
Charles Schwab Corporation (The)	32,070	876,473
Chubb Corporation (The)	65,075	5,811,198
CIT Group, Inc.	77,500	3,799,050
Citigroup, Inc.	478,886	22,794,974
CME Group, Inc.	10,722	793,535
Comerica, Inc.Δ	28,300	1,465,940
Discover Financial Services	124,285	7,232,144
Equity Residential REIT	12,177	706,144
Fifth Third Bancorp	259,800	5,962,410
Genworth Financial, Inc. Class A*	189,300	3,356,289
Goldman Sachs Group, Inc. (The)	15,381	2,520,177
Hartford Financial Services Group, Inc. (The)Δ	128,675	4,538,367
JPMorgan Chase & Co.	556,561	33,788,818
KeyCorp	379,500	5,404,080
Lincoln National CorporationΔ	26,400	1,337,688
Loews Corporation	9,266	408,167
Marsh & McLennan Cos., Inc.	6,277	309,456
MetLife, Inc.	30,289	1,599,259
Morgan Stanley	51,585	1,607,905
PNC Financial Services Group, Inc. (The)	31,232	2,717,184
Prudential Financial, Inc.	9,626	814,841
Public Storage REITΔ	320	53,917
Reinsurance Group of America, Inc.Δ	58,600	4,666,318
RLJ Lodging Trust REIT	34,300	917,182
Simon Property Group, Inc. REIT	2,588	424,432
SLM Corporation	359,700	8,805,456
State Street Corporation	286,434	19,921,485
Travelers Cos., Inc. (The)	157,092	13,368,529

92	See Notes to Schedules of Investments.

	Shares	Value
Unum GroupΔ	51,300	$1,811,403
US Bancorp	62,165	2,664,392
Waddell & Reed Financial, Inc. Class AΔ	71,800	5,285,916
Wells Fargo & Co.	575,368	28,618,804

		309,127,279

Healthcare — 13.5%
Abbott Laboratories	52,568	2,024,394
Aetna, Inc.	9,417	705,992
Alexion Pharmaceuticals, Inc.*	13,530	2,058,319
AmerisourceBergen Corporation	64,300	4,217,437
Amgen, Inc.	39,700	4,896,598
Biogen Idec, Inc.*	15,200	4,649,224
Bristol-Myers Squibb Co.	7,528	391,080
Cardinal Health, Inc.	81,300	5,689,374
Celgene Corporation*	26,800	3,741,280
Cigna Corporation	114,730	9,606,343
Eli Lilly & Co.	25,913	1,525,239
Express Scripts Holding Co.*	71,348	5,357,521
Hologic, Inc.Δ*	98,806	2,124,329
Humana, Inc.	31,800	3,584,496
Johnson & Johnson	253,767	24,927,532
McKesson Corporation	28,500	5,032,245
Medtronic, Inc.	296,368	18,238,487
Merck & Co., Inc.	352,435	20,007,735
Mylan, Inc.Δ*	99,790	4,872,746
Omnicare, Inc.Δ	53,530	3,194,135
Pfizer, Inc.	904,617	29,056,298
Questcor Pharmaceuticals, Inc.Δ	3,110	201,932
Stryker Corporation	4,728	385,190
Thermo Fisher Scientific, Inc.	13,146	1,580,675
United Therapeutics CorporationΔ*	46,400	4,362,992
UnitedHealth Group, Inc.	115,191	9,444,510
WellPoint, Inc.	135,181	13,457,269

		185,333,372

Materials & Processing — 2.5%
Air Products & Chemicals, Inc.	7,054	839,708
Allegheny Technologies, Inc.Δ	99,885	3,763,667
CF Industries Holdings, Inc.	18,300	4,769,712
Domtar CorporationΔ	37,900	4,253,138
Dow Chemical Co. (The)	35,225	1,711,583
E.I. du Pont de Nemours & Co.	125,800	8,441,180
Freeport-McMoRan Copper & Gold, Inc.	34,658	1,146,140
Mosaic Co. (The)	9,903	495,150
PPG Industries, Inc.	477	92,280
Sealed Air Corporation	191,555	6,296,413
United States Steel CorporationΔ	103,300	2,852,113

		34,661,084

Producer Durables — 9.3%
3M Co.	3,515	476,845
ADT Corporation (The)Δ	71,535	2,142,473
AECOM Technology CorporationΔ*	28,500	916,845
Alliant Techsystems, Inc.	35,600	5,060,540
Caterpillar, Inc.Δ	18,223	1,810,820
CSX Corporation	16,913	489,970
Cummins, Inc.	1,118	166,571
Danaher Corporation	16,017	1,201,275
Delta Air Lines, Inc.	25,600	887,040
Emerson Electric Co.	61,575	4,113,210
Exelis, Inc.	248,300	4,720,183
FedEx Corporation	9,981	1,323,081
General Dynamics Corporation	59,045	6,431,181
General Electric Co.	776,342	20,099,494
Honeywell International, Inc.	70,500	6,539,580
Huntington Ingalls Industries, Inc.	48,900	5,000,514
Illinois Tool Works, Inc.	7,445	605,502
L-3 Communications Holdings, Inc.	46,800	5,529,420
Lockheed Martin CorporationΔ	14,900	2,432,276
Norfolk Southern Corporation	57,018	5,540,439
Northrop Grumman Corporation	56,826	7,011,192
Oshkosh Corporation	29,700	1,748,439
Raytheon Co.	77,518	7,658,003
Southwest Airlines Co.	117,200	2,767,092
Stanley Black & Decker, Inc.	150,200	12,202,248
Terex CorporationΔ	187,960	8,326,628
Textron, Inc.Δ	275,095	10,808,483
United Technologies Corporation	2,004	234,147
Waste Management, Inc.	14,668	617,083

		126,860,574

Technology — 9.1%
Adobe Systems, Inc.*	10,328	678,963
Apple, Inc.	17,579	9,435,352
Applied Materials, Inc.Δ	224,520	4,584,698
Arrow Electronics, Inc.*	49,000	2,908,640
Avnet, Inc.	57,400	2,670,822
Broadcom Corporation Class A	10,550	332,114
CA, Inc.	50,100	1,551,597
Cisco Systems, Inc.	520,546	11,665,436
Corning, Inc.	230,883	4,806,984
EMC Corporation	35,508	973,274
Hewlett-Packard Co.	65,553	2,121,295
Ingram Micro, Inc. Class A*	184,600	5,456,776
Intel Corporation	815,920	21,058,895
International Business Machines Corporation	36,975	7,117,318
Lam Research Corporation*	69,480	3,821,400
Microsoft Corporation	435,525	17,852,170
Oracle Corporation	101,400	4,148,274
SanDisk Corporation	21,500	1,745,585
Texas Instruments, Inc.	173,900	8,199,385
Twitter, Inc.Δ*	659	30,756
Western Digital Corporation	143,925	13,215,194
Yahoo!, Inc.*	30,017	1,077,610

		125,452,538

Utilities — 6.4%
AES Corporation	685,200	9,784,656
American Electric Power Co., Inc.	225,757	11,436,850
AT&T, Inc.Δ	697,500	24,461,325
CenturyLink, Inc.Δ	19,460	639,066
Dominion Resources, Inc.	19,365	1,374,721
Duke Energy Corporation	23,840	1,697,885
Edison International	113,800	6,442,218
Entergy Corporation	143,600	9,599,660

See Notes to Schedules of Investments.	93

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Exelon CorporationΔ	28,947	$971,461
NextEra Energy, Inc.	14,235	1,361,151
PG&E CorporationΔ	15,072	651,110
Public Service Enterprise Group, Inc.Δ	49,500	1,887,930
Southern Co. (The)Δ	29,221	1,283,971
Sprint CorporationΔ*	24,126	221,718
Verizon Communications, Inc.	323,824	15,404,308

		87,218,030

Total Common Stocks (Cost $881,663,520)		1,182,372,842

FOREIGN COMMON STOCKS — 9.6%
Bermuda — 1.6%
AXIS Capital Holdings, Ltd.	82,030	3,761,075
Everest Re Group, Ltd.Δ	33,900	5,188,395
Marvell Technology Group, Ltd.	255,300	4,020,975
Nabors Industries, Ltd.	171,655	4,231,296
PartnerRe, Ltd.*	47,900	4,957,650

		22,159,391

Canada — 0.4%
Magna International, Inc.	56,000	5,393,360
Thomson Reuters CorporationΔ	12,314	421,139

		5,814,499

Cayman Islands — 0.2%
Herbalife, Ltd.Δ	45,300	2,594,331

France — 0.9%
Sanofi ADRΔ	229,300	11,987,804

Guernsey — 0.3%
Amdocs, Ltd.	105,110	4,883,411

Ireland — 0.9%
Covidien PLC	15,829	1,165,964
CRH PLC ADRΔ	328,300	9,254,777
Eaton Corporation PLCΔ	15,897	1,194,183
Mallinckrodt PLCΔ*	1,852	117,435

		11,732,359

Jersey — 0.9%
Delphi Automotive PLC	191,500	12,995,190

Netherlands — 0.2%
LyondellBasell Industries NV Class A	26,000	2,312,440

Panama — 0.8%
Carnival CorporationΔ	282,381	10,690,945

Singapore — 0.2%
Flextronics International, Ltd.*	284,100	2,625,084

Switzerland — 1.6%
ACE, Ltd.	19,325	1,914,334
Allied World Assurance Company Holdings AG	17,720	1,828,527
Pentair, Ltd.Δ	51,564	4,091,088
TE Connectivity, Ltd.	122,095	7,351,340
Tyco International, Ltd.	160,170	6,791,208

		21,976,497

United Kingdom — 1.6%
BP PLC ADR	219,300	10,548,330
Ensco PLC Class AΔ	103,100	5,441,618
Liberty Global PLC Class A*	1,939	80,662
Liberty Global PLC Class CΔ*	1,939	78,937
Noble Corporation PLCΔ	188,600	6,174,764

		22,324,311

Total Foreign Common Stocks (Cost $104,622,114)		132,096,262

MONEY MARKET FUNDS — 11.3%
GuideStone Money Market Fund (GS4 Class)¥	50,143,414	50,143,414
Northern Institutional Liquid Assets Portfolio§	104,968,689	104,968,689

Total Money Market Funds (Cost $155,112,103)		155,112,103

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.05%, 04/10/14‡‡ (Cost $649,992)	$650,000	649,988

TOTAL INVESTMENTS — 107.3% (Cost $1,142,047,729)		1,470,231,195
Liabilities in Excess of Other
Assets — (7.3)%		(100,519,084)

Net Assets — 100.0%		$1,369,712,111

94	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,182,372,842	$1,182,372,842	$—	$—
Foreign Common Stocks	132,096,262	132,096,262	—	—
Money Market Funds	155,112,103	155,112,103	—	—
U.S. Treasury Obligation	649,988	—	649,988	—

Total Assets — Investments in Securities	$1,470,231,195	$1,469,581,207	$649,988	$—

Other Financial Instruments***
Futures Contracts	$551,266	$551,266	$—	$—

Total Assets — Other Financial Instruments	$551,266	$551,266	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

See Notes to Schedules of Investments.	95

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.8%
Consumer Discretionary — 20.1%
Amazon.com, Inc.Δ*	103,754	$34,915,296
Brinker International, Inc.Δ	54,085	2,836,758
CBS Corporation Class B	98,582	6,092,368
Chipotle Mexican Grill, Inc.*	25,700	14,598,885
Comcast Corporation Class AΔ	194,530	9,730,391
Costco Wholesale Corporation	89,944	10,044,946
Discovery Communications, Inc. Class A*	77,354	6,397,176
eBay, Inc.*	70,030	3,868,457
Estee Lauder Cos., Inc. (The) Class AΔ	234,564	15,687,640
Expedia, Inc.Δ	81,460	5,905,850
Fortune Brands Home & Security, Inc.	99,370	4,181,490
Fossil Group, Inc.*	32,858	3,831,571
Gap, Inc. (The)	55,586	2,226,775
Home Depot, Inc. (The)	113,792	9,004,361
Jarden CorporationΔ*	113,970	6,818,825
Johnson Controls, Inc.	165,228	7,818,589
Kate Spade & Co.Δ*	110,990	4,116,619
Lennar Corporation Class A	120,280	4,765,493
Marriott International, Inc. Class AΔ	73,630	4,124,753
NIKE, Inc. Class B	255,271	18,854,316
priceline.com, Inc.*	30,248	36,052,289
Ralph Lauren Corporation	43,370	6,979,534
Starbucks CorporationΔ	315,643	23,161,883
Starwood Hotels & Resorts Worldwide, Inc.	191,531	15,245,868
TJX Cos., Inc. (The)	74,353	4,509,509
Ulta Salon Cosmetics & Fragrance, Inc.*	80,038	7,802,104
Walt Disney Co. (The)	180,425	14,446,630

		284,018,376

Consumer Staples — 2.7%
Church & Dwight Co., Inc.	46,280	3,196,560
CVS Caremark Corporation	44,783	3,352,455
Keurig Green Mountain, Inc.Δ	48,735	5,145,929
Mead Johnson Nutrition Co.	91,681	7,622,358
Monster Beverage Corporation*	151,420	10,516,119
Safeway, Inc.	46,525	1,718,633
Whole Foods Market, Inc.	133,014	6,745,140

		38,297,194

Energy — 6.1%
Antero Resources CorporationΔ*	34,947	2,187,682
Continental Resources, Inc.Δ*	88,573	11,006,967
EOG Resources, Inc.	38,210	7,495,656
FMC Technologies, Inc.*	370,276	19,361,732
Halliburton Co.	192,812	11,354,699
National Oilwell Varco, Inc.	119,500	9,305,465
Occidental Petroleum Corporation	45,765	4,360,947
Pioneer Natural Resources Co.Δ	37,011	6,926,238
SolarCity CorporationΔ*	46,060	2,884,277
Southwestern Energy Co.*	241,000	11,088,410

		85,972,073

Financial Services — 12.6%
American Express Co.Δ	64,600	5,815,938
BlackRock, Inc.	16,150	5,078,852
Charles Schwab Corporation (The)	711,303	19,439,911
Citigroup, Inc.	260,866	12,417,222
CME Group, Inc.	34,700	2,568,147
Discover Financial Services	219,073	12,747,858
FleetCor Technologies, Inc.*	67,784	7,801,938
Goldman Sachs Group, Inc. (The)	25,070	4,107,719
IntercontinentalExchange Group, Inc.	25,110	4,967,511
JPMorgan Chase & Co.	159,380	9,675,960
Mastercard, Inc. Class A	199,740	14,920,578
Morgan Stanley	496,570	15,478,087
SunTrust Banks, Inc.	102,440	4,076,088
Visa, Inc. Class AΔ	270,811	58,457,262

		177,553,071

Healthcare — 15.6%
Alexion Pharmaceuticals, Inc.*	57,500	8,747,475
Allergan, Inc.	48,730	6,047,393
athenahealth, Inc.Δ*	44,000	7,050,560
Biogen Idec, Inc.*	130,151	39,809,286
BioMarin Pharmaceutical, Inc.Δ*	73,400	5,006,614
Boston Scientific Corporation*	306,271	4,140,784
Bristol-Myers Squibb Co.Δ	92,675	4,814,466
Celgene Corporation*	66,124	9,230,911
Cerner Corporation*	154,000	8,662,500
Cooper Cos., Inc. (The)	26,360	3,620,810
Covance, Inc.Δ*	53,586	5,567,585
DaVita HealthCare Partners, Inc.*	85,884	5,913,113
Express Scripts Holding Co.*	223,719	16,799,060
Gilead Sciences, Inc.*	489,025	34,652,312
Intuitive Surgical, Inc.*	37,259	16,319,070
McKesson Corporation	31,855	5,624,637
Pfizer, Inc.	169,926	5,458,023
Pharmacyclics, Inc.*	26,906	2,696,519
Regeneron Pharma-ceuticals, Inc.*	64,593	19,395,986
St. Jude Medical, Inc.Δ	58,700	3,838,393
Thermo Fisher Scientific, Inc.	55,900	6,721,416

		220,116,913

Materials & Processing — 4.8%
Ecolab, Inc.	80,138	8,654,103
Fastenal Co.Δ	90,176	4,447,480
Masco Corporation	180,178	4,001,753
Monsanto Co.	192,158	21,861,816
PPG Industries, Inc.	37,621	7,278,159
Precision Castparts Corporation	27,500	6,950,900
Sherwin-Williams Co. (The)	73,624	14,513,499

		67,707,710

Producer Durables — 5.1%
American Airlines Group, Inc.*	56,093	2,053,004
B/E Aerospace, Inc.*	64,270	5,577,993
Danaher Corporation	94,138	7,060,350
Delta Air Lines, Inc.	224,857	7,791,295
Fluor Corporation	86,210	6,701,103
General Dynamics Corporation	57,046	6,213,450

96	See Notes to Schedules of Investments.

	Shares	Value
National Instruments Corporation	111,704	$3,204,788
Stericycle, Inc.*	52,234	5,934,827
Union Pacific Corporation	80,246	15,058,964
United Continental Holdings, Inc.Δ*	90,921	4,057,804
United Rentals, Inc.*	37,410	3,551,706
Verisk Analytics, Inc. Class A*	55,060	3,301,398
W.W. Grainger, Inc.Δ	8,363	2,112,996

		72,619,678

Technology — 17.8%
Amphenol Corporation Class A	69,404	6,360,877
ANSYS, Inc.*	41,270	3,178,615
Apple, Inc.	59,189	31,769,104
Cognizant Technology Solutions Corporation Class A*	78,854	3,990,801
Equinix, Inc.Δ*	23,970	4,430,615
Facebook, Inc. Class AΔ*	572,725	34,500,954
Google, Inc. Class A*	60,958	67,938,301
Lam Research Corporation*	52,850	2,906,750
LinkedIn Corporation, Class A*	97,364	18,006,498
QUALCOMM, Inc.	110,450	8,710,087
Rovi Corporation*	7	160
Salesforce.com, Inc.Δ*	649,491	37,079,441
ServiceNow, Inc.*	46,088	2,761,593
Splunk, Inc.Δ*	150,521	10,760,746
Texas Instruments, Inc.	96,516	4,550,729
Workday, Inc. Class AΔ*	28,773	2,630,715
Yahoo!, Inc.*	247,890	8,899,251
Yelp, Inc.*	30,474	2,344,365

		250,819,602

Total Common Stocks (Cost $883,153,322)		1,197,104,617

FOREIGN COMMON STOCKS — 10.7%
Bermuda — 0.3%
Genpact, Ltd.Δ*	250,803	4,368,988

British Virgin Islands — 0.4%
Michael Kors Holdings, Ltd.*	55,705	5,195,605

Canada — 1.2%
Canadian Pacific Railway, Ltd.	75,648	11,379,729
Valeant Pharmaceuticals International, Inc.Δ*	45,134	5,950,015

		17,329,744

Cayman Islands — 1.3%
Baidu, Inc. ADR*	116,500	17,752,270

Curacao — 2.4%
Schlumberger, Ltd.	352,423	34,361,243

France — 0.1%
Safran SA	30,011	2,079,234

Ireland — 0.8%
Accenture PLC Class AΔ	62,445	4,978,115
Eaton Corporation PLC	86,850	6,524,172

		11,502,287

Jersey — 0.2%
Delphi Automotive PLC	8,050	546,273
Shire PLC ADR	17,570	2,609,672

		3,155,945

Liberia — 0.2%
Royal Caribbean Cruises, Ltd.	54,756	2,987,487

Netherlands — 2.1%
ASML Holding NVΔ	176,927	16,517,905
Core Laboratories NV	33,596	6,666,790
LyondellBasell Industries NV Class AΔ	35,463	3,154,079
NXP Semiconductor NV*	23,500	1,382,035
Yandex NV Class AΔ*	78,340	2,365,085

		30,085,894

Switzerland — 0.5%
Tyco International, Ltd.	151,381	6,418,555

United Kingdom — 1.2%
ARM Holdings PLC ADRΔ	211,700	10,790,349
Liberty Global PLC Class C*	139,330	5,672,124

		16,462,473

Total Foreign Common Stocks (Cost $116,462,109)		151,699,725

MONEY MARKET FUNDS — 15.5%
GuideStone Money Market Fund (GS4 Class)¥	50,142,536	50,142,536
Northern Institutional Liquid Assets Portfolio§	168,518,179	168,518,179

Total Money Market Funds (Cost $218,660,715)		218,660,715

TOTAL INVESTMENTS — 111.0% (Cost $1,218,276,146)		1,567,465,057
Liabilities in Excess of Other Assets — (11.0)%		(155,294,222)

NET ASSETS — 100.0%		$1,412,170,835

See Notes to Schedules of Investments.	97

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,197,104,617	$1,197,104,617	$—	$—
Foreign Common Stocks	151,699,725	151,699,725	—	—
Money Market Funds	218,660,715	218,660,715	—	—

Total Assets — Investments in Securities	$1,567,465,057	$1,567,465,057	$—	$—

Other Financial Instruments***
Futures Contracts	$446,958	$446,958	$—	$—

Total Assets — Other Financial Instruments	$446,958	$446,958	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

98	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.4%
Consumer Discretionary — 12.8%
American Eagle Outfitters, Inc.Δ	83,400	$1,020,816
Ascena Retail Group, Inc.*	51,300	886,464
Big Lots, Inc.*	53,500	2,026,045
Bright Horizons Family Solutions, Inc.Δ*	38,500	1,505,735
Buffalo Wild Wings, Inc.*	8,890	1,323,721
Chuy’s Holdings, Inc.Δ*	8,842	381,444
Deckers Outdoor CorporationΔ*	15,800	1,259,734
Destination Maternity Corporation	32,000	876,800
Destination XL Group, Inc.Δ*	323,288	1,823,344
Dorman Products, Inc.Δ*	22,800	1,346,568
Drew Industries, Inc.*	75,700	4,102,940
Fiesta Restaurant Group, Inc.*	7,300	332,807
Finish Line, Inc. (The) Class A	107,900	2,923,011
Foot Locker, Inc.	46,600	2,189,268
Fox Factory Holding CorporationΔ*	55,600	1,050,840
Gentex Corporation	35,080	1,106,073
G-III Apparel Group, Ltd.Δ*	30,300	2,168,874
Goodyear Tire & Rubber Co. (The)	32,700	854,451
Grand Canyon Education, Inc.*	43,100	2,012,770
Harman International Industries, Inc.	21,778	2,317,179
Hillenbrand, Inc.	19,600	633,668
Inter Parfums, Inc.	24,700	894,387
ITT Educational Services, Inc.Δ*	52,800	1,514,304
Jarden Corporation*	8,000	478,640
Lear Corporation	36,800	3,080,896
Libbey, Inc.*	75,800	1,970,800
Lithia Motors, Inc. Class A	19,800	1,315,908
Mattress Firm Holding CorporationΔ*	15,000	717,450
Meritor, Inc.*	45,100	552,475
Monro Muffler Brake, Inc.Δ	33,150	1,885,572
National CineMedia, Inc.	38,700	580,500
NVR, Inc.*	1,300	1,491,100
Outerwall, Inc.Δ*	25,700	1,863,250
Oxford Industries, Inc.	16,550	1,294,210
Pandora Media, Inc.Δ*	29,516	894,925
Red Robin Gourmet Burgers, Inc.Δ*	7,800	559,104
RG Barry Corporation	71,040	1,341,235
Sally Beauty Holdings, Inc.*	34,700	950,780
Shutterstock, Inc.Δ*	7,900	573,619
Smith & Wesson Holding CorporationΔ*	327,800	4,792,436
Sotheby’sΔ	43,700	1,903,135
Steven Madden, Ltd.*	35,850	1,289,883
Tower International, Inc.Δ*	87,600	2,384,472
Universal Electronics, Inc.*	103,054	3,956,243
Vera Bradley, Inc.Δ*	56,000	1,511,440
Voxx International CorporationΔ*	55,529	759,637
WABCO Holdings, Inc.*	5,800	612,248
William Lyon Homes Class A*	36,600	1,010,526
Zagg, Inc.Δ*	189,600	875,952

		73,197,679

Consumer Staples — 1.6%
Andersons, Inc. (The)	15,300	906,372
Annie’s, Inc.Δ*	18,850	757,582
Diamond Foods, Inc.Δ*	20,200	705,586
Hain Celestial Group, Inc. (The)*	5,401	494,029
Medifast, Inc.Δ*	33,500	974,515
Omega Protein CorporationΔ*	40,450	488,232
PhotoMedex, Inc.Δ*	24,750	391,792
Rite Aid Corporation*	160,300	1,005,081
United Natural Foods, Inc.*	31,100	2,205,612
WhiteWave Foods Co. Class A*	41,234	1,176,818

		9,105,619

Energy — 5.3%
Alon USA Energy, Inc.	57,000	851,580
American Standard Energy Corporation@*	8,702	2,176
Athlon Energy, Inc.*	31,300	1,109,585
CARBO Ceramics, Inc.Δ	4,900	676,151
Carrizo Oil & Gas, Inc.Δ*	5,250	280,665
Diamondback Energy, Inc.Δ*	22,556	1,518,244
EnerNOC, Inc.Δ*	30,300	675,084
Geospace Technologies CorporationΔ*	23,000	1,521,910
Gran Tierra Energy, Inc.*	109,000	815,320
Green Plains Renewable Energy, Inc.	26,000	778,960
GT Advanced Technologies, Inc.Δ*	34,600	589,930
Gulfport Energy Corporation*	41,100	2,925,498
Hornbeck Offshore Services, Inc.*	25,350	1,059,884
Matador Resources Co.*	35,250	863,272
Parker Drilling Co.*	127,000	900,430
Patterson-UTI Energy, Inc.	15,700	497,376
PBF Energy, Inc. Class AΔ	63,500	1,638,300
PDC Energy, Inc.*	17,500	1,089,550
Sanchez Energy CorporationΔ*	28,400	841,492
SEACOR Holdings, Inc.*	28,100	2,428,402
SM Energy Co.	30,600	2,181,474
SunPower CorporationΔ*	17,082	551,065
Superior Energy Services, Inc.	21,300	655,188
Synergy Resources CorporationΔ*	58,700	631,025
Targa Resources Corporation	21,600	2,144,016
Tesoro Corporation	10,800	546,372
VAALCO Energy, Inc.*	318,900	2,726,595

		30,499,544

Financial Services — 16.7%
American Equity Investment Life Holding Co.Δ	58,200	1,374,684
American Financial Group, Inc.	47,000	2,712,370
AMERISAFE, Inc.	45,765	2,009,541
Ashford Hospitality Prime, Inc. REIT	3,540	53,525
Ashford Hospitality Trust, Inc. REIT	98,400	1,108,968
Assurant, Inc.Δ	54,250	3,524,080
BancFirst CorporationΔ	6,600	373,758
Brandywine Realty Trust REITΔ	80,000	1,156,800
Cardtronics, Inc.*	44,200	1,717,170

See Notes to Schedules of Investments.	99

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
CBL & Associates Properties, Inc. REITΔ	76,400	$1,356,100
CBRE Group, Inc. Class A*	80,500	2,208,115
Cedar Realty Trust, Inc. REIT	145,800	890,838
Chemical Financial Corporation	17,791	577,318
Comerica, Inc.Δ	14,100	730,380
CommonWealth REITΔ	20,800	547,040
Community Bank System, Inc.Δ	23,000	897,460
Compass Diversified Holdings LLC	139,275	2,633,690
Cowen Group, Inc. Class AΔ*	38,800	171,108
DFC Global Corporation*	94,300	832,669
DiamondRock Hospitality Co. REIT	56,000	658,000
DuPont Fabros Technology, Inc. REITΔ	92,100	2,216,847
E*TRADE Financial Corporation*	55,000	1,266,100
eHealth, Inc.*	7,379	374,853
Equity Lifestyle Properties, Inc. REIT	32,700	1,329,255
EverBank Financial CorporationΔ	32,700	645,171
FBL Financial Group, Inc. Class A	20,900	905,388
First Commonwealth Financial CorporationΔ	42,700	386,008
First Interstate Bancsystem, Inc.Δ	45,500	1,284,010
First Niagara Financial Group, Inc.	232,000	2,192,400
FNB Corporation	67,200	900,480
Genworth Financial, Inc. Class A*	193,780	3,435,719
Gladstone Investment CorporationΔ	106,500	880,755
Global Payments, Inc.Δ	29,800	2,119,078
Hanover Insurance Group, Inc. (The)	38,400	2,359,296
Heartland Payment Systems, Inc.Δ	51,600	2,138,820
Highwoods Properties, Inc. REITΔ	29,400	1,129,254
Hospitality Properties Trust REIT	97,100	2,788,712
Jack Henry & Associates, Inc.	32,300	1,801,048
Jones Lang LaSalle, Inc.Δ	8,300	983,550
Kennedy-Wilson Holdings, Inc.	24,125	543,054
KKR Financial Holdings LLC	77,600	897,832
Lakeland Financial CorporationΔ	57,100	2,296,562
LaSalle Hotel Properties REITΔ	38,300	1,199,173
Manning & Napier, Inc.	132,900	2,228,733
MoneyGram International, Inc.Δ*	27,000	476,550
Net 1 UEPS Technologies, Inc.Δ*	36,600	364,536
Portfolio Recovery Associates, Inc.Δ*	41,500	2,401,190
Primerica, Inc.Δ	16,500	777,315
PrivateBancorp, Inc.	28,750	877,163
ProAssurance Corporation	34,700	1,545,191
Protective Life CorporationΔ	41,000	2,156,190
Reinsurance Group of America, Inc.Δ	36,270	2,888,180
RLJ Lodging Trust REIT	96,800	2,588,432
Sabra Health Care REIT, Inc.Δ	29,700	828,333
Safeguard Scientifics, Inc.Δ*	42,400	940,432
Safety Insurance Group, Inc.	9,900	533,115
Signature Bank*	4,100	514,919
Simmons First National Corporation Class AΔ	16,900	629,863
SVB Financial Group*	24,100	3,103,598
Symetra Financial Corporation	32,100	636,222
TCF Financial CorporationΔ	62,900	1,047,914
United Community Banks, Inc.*	73,100	1,418,871
Unum GroupΔ	50,600	1,786,686
Waddell & Reed Financial, Inc. Class AΔ	32,500	2,392,650
WEX, Inc.*	24,300	2,309,715
Wilshire Bancorp, Inc.	110,800	1,229,880
WisdomTree Investments, Inc.Δ*	96,100	1,260,832
World Acceptance CorporationΔ*	14,600	1,096,168

		95,639,657

Healthcare — 8.6%
Acadia Healthcare Co., Inc.Δ*	15,100	681,312
Air Methods CorporationΔ*	40,500	2,163,915
Align Technology, Inc.*	14,600	756,134
Alnylam Pharmaceuticals, Inc.*	11,380	764,053
Analogic Corporation	6,000	492,660
Array BioPharma, Inc.Δ*	96,100	451,670
athenahealth, Inc.Δ*	3,200	512,768
Auxilium Pharmaceuticals, Inc.Δ*	32,400	880,632
AVANIR Pharmaceuticals, Inc. Class A*	135,300	496,551
Bio-Reference Labs, Inc.Δ*	31,800	880,224
BioScrip, Inc.Δ*	218,500	1,525,130
Celldex Therapeutics, Inc.*	34,300	606,081
Clovis Oncology, Inc.Δ*	11,000	761,970
Community Health Systems, Inc.*	57,200	2,240,524
Covance, Inc.*	7,200	748,080
Cynosure, Inc. Class AΔ*	27,000	791,100
DexCom, Inc.*	8,400	347,424
Five Star Quality Care, Inc.+*	2,086	—
Globus Medical, Inc. Class A*	31,300	832,267
Hanger, Inc.*	14,000	471,520
Health Net, Inc.*	67,100	2,282,071
Horizon Pharma, Inc.Δ*	41,400	625,968
Integra LifeSciences Holdings CorporationΔ*	26,600	1,223,334
IPC The Hospitalist Co., Inc.*	19,800	971,784
Isis Pharmaceuticals, Inc.Δ*	20,248	874,916
Ligand Pharmaceuticals, Inc.Δ*	6,200	417,012
Magellan Health Services, Inc.*	15,700	931,795
Masimo CorporationΔ*	48,900	1,335,459
Medidata Solutions, Inc.Δ*	6,512	353,862
Medivation, Inc.Δ*	12,500	804,625
Myriad Genetics, Inc.Δ*	105,550	3,608,755
Omnicare, Inc.Δ	17,000	1,014,390
OncoMed Pharmaceuticals, Inc.Δ*	7,140	240,261
OraSure Technologies, Inc.Δ*	39,700	316,409
Pacira Pharmaceuticals, Inc.Δ*	14,600	1,021,854
PDL BioPharma, Inc.Δ	282,700	2,349,237
PharMerica CorporationΔ*	31,600	884,168

100	See Notes to Schedules of Investments.

	Shares	Value
Providence Service Corporation (The)*	26,200	$740,936
Puma Biotechnology, Inc.*	5,744	598,180
Quality Systems, Inc.	22,700	383,176
Questcor Pharmaceuticals, Inc.Δ	8,900	577,877
Sangamo BioSciences, Inc.Δ*	17,000	307,360
Sirona Dental Systems, Inc.Δ*	11,400	851,238
Stemline Therapeutics, Inc.*	20,500	417,380
Surgical Care Affiliates, Inc.*	31,100	956,325
Synageva BioPharma CorporationΔ*	4,015	333,125
Team Health Holdings, Inc.*	37,900	1,696,025
United Therapeutics CorporationΔ*	24,600	2,313,138
US Physical Therapy, Inc.	36,900	1,275,633
Volcano CorporationΔ*	28,000	551,880
West Pharmaceutical Services, Inc.	60,000	2,643,000

		49,305,188

Materials & Processing — 6.6%
Acuity Brands, Inc.Δ	9,580	1,270,021
Comfort Systems USA, Inc.	76,400	1,164,336
Domtar CorporationΔ	23,900	2,682,058
Eagle Materials, Inc.	15,349	1,360,842
FutureFuel Corporation	72,327	1,468,238
Insteel Industries, Inc.	54,800	1,077,916
Interface, Inc.Δ	76,600	1,574,130
Kaiser Aluminum CorporationΔ	9,600	685,632
Koppers Holdings, Inc.	40,600	1,673,938
Landec Corporation*	49,500	552,420
Lennox International, Inc.	13,310	1,210,012
LSB Industries, Inc.Δ*	12,850	480,847
Martin Marietta Materials, Inc.Δ	12,634	1,621,574
OMNOVA Solutions, Inc.Δ*	172,310	1,788,578
Owens Corning	12,100	522,357
Packaging Corporation of America	16,800	1,182,216
Patrick Industries, Inc.*	46,400	2,056,912
PolyOne Corporation	57,375	2,103,367
RBC Bearings, Inc.*	23,300	1,484,210
Resolute Forest ProductsΔ*	131,700	2,645,853
Rexnord Corporation*	39,100	1,133,118
Ring Energy, Inc.*	29,100	444,066
Rockwood Holdings, Inc.	10,800	803,520
United States Steel CorporationΔ	109,300	3,017,773
Universal Stainless & Alloy Products, Inc.Δ*	61,049	2,061,625
USG CorporationΔ*	19,200	628,224
Westlake Chemical Corporation	17,400	1,151,532

		37,845,315

Producer Durables — 20.0%
AAR CorporationΔ	13,840	359,148
ACCO Brands CorporationΔ*	354,800	2,185,568
Advisory Board Co. (The)Δ*	26,400	1,696,200
AECOM Technology Corporation*	59,800	1,923,766
Albany International Corporation Class A	61,775	2,195,484
Allegiant Travel Co.*	9,200	1,029,756
Alliant Techsystems, Inc.	19,400	2,757,710
Argan, Inc.*	47,200	1,403,256
Astronics Corporation*	35,760	2,267,542
Atlas Air Worldwide Holdings, Inc.Δ*	73,930	2,607,511
AZZ, Inc.Δ	65,301	2,917,649
Brady Corporation Class AΔ	5,150	139,822
Brink’s Co. (The)	42,010	1,199,386
Chart Industries, Inc.Δ*	8,400	668,220
Colfax Corporation*	4,800	342,384
Columbus McKinnon Corporation	101,035	2,706,728
Corporate Executive Board Co. (The)	26,500	1,967,095
CoStar Group, Inc.*	16,857	3,147,876
Curtiss-Wright Corporation	11,800	749,772
Ducommun, Inc.*	65,097	1,631,331
Dycom Industries, Inc.*	59,500	1,880,795
Electronics For Imaging, Inc.*	20,600	892,186
EMCOR Group, Inc.	30,800	1,441,132
EnerSys, Inc.Δ	40,700	2,820,103
Exelis, Inc.	130,100	2,473,201
ExlService Holdings, Inc.*	51,350	1,587,228
General Cable CorporationΔ	23,000	589,030
Global Power Equipment Group, Inc.	28,900	574,821
GP Strategies CorporationΔ*	60,900	1,658,307
GrafTech International, Ltd.Δ*	178,050	1,944,306
Greenbrier Cos., Inc. (The)Δ*	57,700	2,631,120
Gulfmark Offshore, Inc. Class A	40,300	1,811,082
Hawaiian Holdings, Inc.Δ*	175,700	2,452,772
Healthcare Services Group, Inc.Δ	23,850	693,081
HEICO Corporation Class AΔ	7,975	479,776
Huntington Ingalls Industries, Inc.	23,200	2,372,432
Huron Consulting Group, Inc.*	12,872	815,827
JetBlue Airways CorporationΔ*	130,600	1,134,914
Kennametal, Inc.Δ	51,400	2,277,020
Lexmark International, Inc. Class A	61,500	2,846,835
Liquidity Services, Inc.Δ*	38,600	1,005,530
LMI Aerospace, Inc.Δ*	34,900	492,090
MAXIMUS, Inc.	25,200	1,130,472
McGrath RentCorpΔ	26,800	936,928
Measurement Specialties, Inc.Δ*	36,100	2,449,385
Mistras Group, Inc.*	19,600	446,292
Mobile Mini, Inc.Δ	16,601	719,819
Modine Manufacturing Co.*	62,900	921,485
Old Dominion Freight Line, Inc.Δ*	46,800	2,655,432
On Assignment, Inc.*	80,500	3,106,495
Orbital Sciences Corporation*	57,100	1,593,090
Oshkosh Corporation	28,500	1,677,795
OSI Systems, Inc.*	17,000	1,017,620
Park-Ohio Holdings Corporation*	16,900	948,935
Paylocity Corporation*	29,100	699,855
Pitney Bowes, Inc.	76,600	1,990,834
Powell Industries, Inc.Δ	20,600	1,334,880
Primoris Services Corporation	61,300	1,837,774
Rush Enterprises, Inc. Class AΔ*	30,000	974,400

See Notes to Schedules of Investments.	101

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
SP Plus CorporationΔ*	29,300	$769,711
Spirit Airlines, Inc.*	17,900	1,063,260
Sun Hydraulics CorporationΔ	36,500	1,580,815
Swift Transportation Co.Δ*	19,300	477,675
Taser International, Inc.Δ*	23,044	421,475
Terex CorporationΔ	11,800	522,740
Tidewater, Inc.	16,900	821,678
Titan International, Inc.Δ	88,600	1,682,514
Titan Machinery, Inc.Δ*	69,100	1,082,797
TriMas Corporation*	30,700	1,019,240
TriNet Group, Inc.*	21,500	458,165
Trinity Industries, Inc.	12,000	864,840
UniFirst Corporation	7,500	824,550
United Rentals, Inc.*	16,700	1,585,498
Wabtec Corporation	31,600	2,449,000
WageWorks, Inc.Δ*	40,550	2,275,261
WESCO International, Inc.Δ*	20,700	1,722,654
XPO Logistics, Inc.Δ*	29,600	870,536
Zebra Technologies Corporation Class AΔ*	11,850	822,508

		114,526,200

Technology — 14.6%
Acacia Research CorporationΔ	92,400	1,411,872
Acxiom Corporation*	25,327	871,122
ADTRAN, Inc.	50,700	1,237,587
Applied Micro Circuits CorporationΔ*	20,267	200,643
ARRIS Group, Inc.*	19,700	555,146
Arrow Electronics, Inc.*	23,300	1,383,088
Aspen Technology, Inc.*	41,300	1,749,468
Avnet, Inc.	11,000	511,830
Black Box CorporationΔ	40,872	994,824
Bottomline Technologies, Inc.Δ*	49,800	1,750,470
BroadSoft, Inc.*	22,000	588,060
Castlight Health, Inc. Class BΔ*	7,000	148,540
Cavium, Inc.Δ*	13,038	570,152
ChannelAdvisor CorporationΔ*	16,500	622,710
Ciena CorporationΔ*	26,286	597,744
Cognex Corporation	4,940	167,268
CommVault Systems, Inc.Δ*	15,400	1,000,230
Computer Task Group, Inc.Δ	71,100	1,207,989
comScore, Inc.*	21,713	711,969
Cornerstone OnDemand, Inc.*	15,400	737,198
Dealertrack Holdings, Inc.Δ*	54,100	2,661,179
Demandware, Inc.*	20,600	1,319,636
DigitalGlobe, Inc.*	46,600	1,351,866
FEI Co.	4,300	442,986
Global Eagle Entertainment, Inc.*	37,200	587,016
Hittite Microwave CorporationΔ	14,200	895,168
Imperva, Inc.Δ*	10,100	562,570
Infoblox, Inc.*	28,700	575,722
Informatica Corporation*	15,500	585,590
Ingram Micro, Inc. Class A*	105,300	3,112,668
Interactive Intelligence Group, Inc.*	44,000	3,190,000
InterDigital, Inc.Δ	30,200	999,922
Jabil Circuit, Inc.	18,900	340,200
KEYW Holding Corporation (The)Δ*	51,200	957,952
Manhattan Associates, Inc.*	16,600	581,498
Marketo, Inc.*	27,200	888,624
Methode Electronics, Inc.	16,500	505,890
Monotype Imaging Holdings, Inc.	32,000	964,480
NIC, Inc.*	125,398	2,421,435
Omnivision Technologies, Inc.Δ*	93,800	1,660,260
PDF Solutions, Inc.Δ*	43,000	781,310
Proofpoint, Inc.*	24,700	915,876
PROS Holdings, Inc.*	33,250	1,047,708
Q2 Holdings, Inc.*	9,500	147,535
Qlik Technologies, Inc.*	44,000	1,169,960
QLogic Corporation*	193,700	2,469,675
RetailMeNot, Inc.*	13,000	416,000
Sapient Corporation*	34,400	586,864
Silicon Graphics International CorporationΔ*	156,117	1,917,117
Skyworks Solutions, Inc.*	64,100	2,405,032
Solera Holdings, Inc.	43,250	2,739,455
Sonus Networks, Inc.Δ*	137,625	463,796
Spirit Aerosystems Holdings Inc*	81,150	2,287,619
SunEdison, Inc.Δ*	18,100	341,004
Synaptics, Inc.Δ*	26,700	1,602,534
Synchronoss Technologies, Inc.Δ*	72,400	2,482,596
Tableau Software, Inc. Class A*	8,600	654,288
Take-Two Interactive Software, Inc.Δ*	100,000	2,193,000
Tessco Technologies, Inc.Δ	56,799	2,122,011
Textura CorporationΔ*	25,000	630,250
Tyler Technologies, Inc.*	64,900	5,430,832
Ultimate Software Group, Inc. (The)*	20,400	2,794,800
Unisys Corporation*	41,500	1,264,090
United Online, Inc.Δ*	34,200	395,352
VeriFone Systems, Inc.Δ*	33,600	1,136,352
Verint Systems, Inc.*	23,700	1,112,241
Virtusa Corporation*	18,600	623,286
Vocera Communications, Inc.Δ*	23,800	388,654
Yelp, Inc.*	15,189	1,168,490

		83,310,299

Utilities — 3.2%
AGL Resources, Inc.	11,100	543,456
Atmos Energy Corporation	39,700	1,871,061
CMS Energy CorporationΔ	54,200	1,586,976
El Paso Electric Co.	64,400	2,301,012
FairPoint Communications, Inc.Δ*	38,700	526,320
Great Plains Energy, Inc.	55,600	1,503,424
Inteliquent, Inc.Δ	143,000	2,077,790
j2 Global, Inc.Δ	36,700	1,836,835
Pinnacle West Capital Corporation	42,800	2,339,449
PNM Resources, Inc.	26,200	708,186
Vectren Corporation	66,900	2,635,191
West Corporation	25,250	604,232

		18,533,932

Total Common Stocks (Cost $427,248,460)		511,963,433

FOREIGN COMMON STOCKS — 7.0%
Bermuda — 3.5%
Aspen Insurance Holdings, Ltd.	65,900	2,616,230
Axis Capital Holdings, Ltd.	58,200	2,668,470
Everest Re Group, Ltd.Δ	20,100	3,076,305
Helen of Troy, Ltd.*	22,320	1,545,214

102	See Notes to Schedules of Investments.

	Shares	Value
Marvell Technology Group, Ltd.	110,000	$1,732,500
Montpelier Re Holdings, Ltd.Δ	59,200	1,761,792
PartnerRe, Ltd.*	27,000	2,794,500
Platinum Underwriters Holdings, Ltd.	41,100	2,470,110
Signet Jewelers, Ltd.	11,300	1,196,218

		19,861,339

British Virgin Islands — 0.1%
UTi Worldwide, Inc.	51,500	545,385

Canada — 0.9%
Canadian Solar, Inc.Δ*	31,700	1,015,668
FirstService Corporation	47,300	2,247,223
MFC Industrial, Ltd.Δ	41,300	327,922
Precision Drilling Corporation	114,000	1,364,580

		4,955,393

Cayman Islands — 0.6%
Greenlight Capital Re, Ltd. Class A*	73,100	2,397,680
Herbalife, Ltd.Δ	20,100	1,151,127

		3,548,807

France — 0.1%
Criteo SA ADRΔ*	11,900	482,545

Guernsey — 0.3%
Amdocs, Ltd.	44,300	2,058,178

Ireland — 0.2%
Icon PLC*	24,008	1,141,580

Israel — 0.4%
Orbotech, Ltd.*	43,400	667,926
SodaStream International, Ltd.Δ*	34,400	1,517,040

		2,184,966

Panama — 0.2%
McDermott International, Inc.Δ*	161,800	1,265,276

Puerto Rico — 0.3%
EVERTEC, Inc.	60,150	1,485,705

Singapore — 0.1%
Flextronics International, Ltd.*	97,100	897,204

Switzerland — 0.3%
Allied World Assurance Company Holdings AG	16,250	1,676,837

Total Foreign Common Stocks (Cost $35,549,347)		40,103,215

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+@	25,000	115
Asen Warrants B+@	25,000	58
Asen Warrants C+@	25,000	77

Total Rights/Warrants (Cost $0)		250

MONEY MARKET FUNDS — 33.1%
GuideStone Money Market Fund (GS4 Class)¥	14,961,148	14,961,148
Northern Institutional Liquid Assets Portfolio§	174,727,053	174,727,053

Total Money Market Funds (Cost $189,688,200)		189,688,201

	Par
ASSET-BACKED SECURITY — 0.0%
Education Funding Capital Trust IV
2.00%, 06/15/43Ω† (Cost $87,837)	$100,000	81,978

CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	160,000	—
0.00%, 12/28/17+Ω†#	120,000	—
0.00%, 08/19/45+Ω†#	50,000	—
0.00%, 11/30/49+Ω†#	10,000	—

Total Corporate Bonds (Cost $0)		—

FOREIGN BOND — 0.0%
Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#	130,000	1

TOTAL INVESTMENTS — 129.5% (Cost $652,672,006)		741,837,078

Liabilities in Excess of Other Assets — (29.5)%		(169,199,695)

NET ASSETS — 100.0%		$572,637,383

See Notes to Schedules of Investments.	103

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$81,978	$—	$—	$81,978
Common Stocks:
Consumer Discretionary	73,197,679	73,197,679	—	—
Consumer Staples	9,105,619	9,105,619	—	—
Energy	30,499,544	30,499,544	—	—
Financial Services	95,639,657	95,639,657	—	—
Healthcare	49,305,188	49,305,188	—	—
Materials & Processing	37,845,315	37,845,315	—	—
Producer Durables	114,526,200	114,526,200	—	—
Technology	83,310,299	83,310,299	—	—
Utilities	18,533,932	18,533,932	—	—
Corporate Bonds	—	—	—	—
Foreign Bond:
Iceland	1	—	—	1
Foreign Common Stocks	40,103,215	40,103,215	—	—
Money Market Funds	189,688,201	189,688,201	—	—
Rights/Warrants	250	—	—	250

Total Assets — Investments in Securities	$741,837,078	$741,754,849	$—	$82,229

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(33,271)	$—	$(33,271)	$—
Futures Contracts	(99,888)	(99,888)	—	—

Total Liabilities — Other Financial Instruments	$(133,159)	$(99,888)	$(33,271)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2014.

104	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 99.3%
Australia — 3.1%
AGL Energy, Ltd.	10,423	$146,735
Amcor, Ltd.	39,321	378,886
AMP, Ltd.	766,915	3,541,972
APA Group	15,545	92,698
Asciano, Ltd.	146,920	708,521
ASX, Ltd.	2,537	84,866
Aurizon Holdings, Ltd.	180,533	860,574
Australia & New Zealand Banking Group, Ltd.	48,458	1,485,720
Bendigo and Adelaide Bank, Ltd.	114,256	1,205,840
BHP Billiton, Ltd.	67,083	2,268,907
BlueScope Steel, Ltd.*	159,278	905,492
Brambles, Ltd.	21,410	183,864
CFS Retail Property Trust Group REIT	37,629	65,956
Cochlear, Ltd.	23,994	1,268,370
Commonwealth Bank of Australia	27,405	1,968,175
Computershare, Ltd.	6,176	69,304
CSL, Ltd.	13,040	841,212
Dexus Property Group REIT	84,924	83,484
Downer EDI, Ltd.	294,008	1,368,773
Federation Centres, Ltd. REIT	27,212	59,558
Flight Centre Travel Group, Ltd.	25,758	1,253,884
Fortescue Metals Group, Ltd.	893,219	4,348,963
Goodman Group REIT	33,286	146,013
GPT Group REIT	26,294	89,250
GPT Group REIT +*	63,198	—
Incitec Pivot, Ltd.	165,542	454,432
Insurance Australia Group, Ltd.	39,609	204,606
Leighton Holdings, Ltd.	6,287	123,084
Lend Lease Group	5,292	58,158
Macquarie Group, Ltd.	11,105	596,610
Mirvac Group REIT	47,808	75,373
National Australia Bank, Ltd.	81,841	2,691,399
Newcrest Mining, Ltd.*	13,780	126,390
Origin Energy, Ltd.	27,107	359,238
QBE Insurance Group, Ltd.	287,940	3,423,407
Rio Tinto, Ltd.	7,552	445,088
Santos, Ltd.	28,915	362,014
Seek, Ltd.	31,621	515,247
Sims Metal Management, Ltd.*	93,317	849,847
Sonic Healthcare, Ltd.	43,407	695,217
SP AusNet	31,687	38,497
Stockland REIT	46,149	160,495
Suncorp Group, Ltd.	65,279	779,149
Sydney Airport	8,786	34,141
Telstra Corporation, Ltd.	283,124	1,333,856
Toll Holdings, Ltd.	184,542	889,953
Wesfarmers, Ltd.	34,758	1,327,746
Westfield Group REIT	40,245	382,564
Westfield Retail Trust REIT*	59,197	163,600
Westpac Banking Corporation	39,257	1,258,228
Woodside Petroleum, Ltd.	74,687	2,702,718

		43,478,074

Austria — 0.3%
Erste Group Bank AG	112,106	3,830,202

Belgium — 0.2%
Ageas STRIP VVPR+*	5,306	7
Delhaize Group SAΔ	46,119	3,370,594
Groupe Bruxelles Lambert SA	457	45,633

		3,416,234

Bermuda — 1.0%
Cheung Kong Infrastructure Holdings, Ltd.	12,000	76,581
Esprit Holdings, Ltd.	77	128
First Pacific Co., Ltd.	38,000	37,772
Jardine Matheson Holdings, Ltd.	48,400	3,053,072
Kerry Logistics Network, Ltd.*	50	73
Kerry Properties, Ltd.	117,100	389,503
Li & Fung, Ltd.Δ	5,054,924	7,468,501
NWS Holdings, Ltd.	21,000	35,413
Orient Overseas International, Ltd.	9,500	43,664
Shangri-La Asia, Ltd.	1,000	1,637
Yue Yuen Industrial Holdings, Ltd.	857,500	2,791,449

		13,897,793

Brazil — 0.9%
BM&FBovespa SA	459,200	2,278,798
Brookfield Incorporacoes SA*	852,600	552,367
Cia de Saneamento Basico do Estado de Sao Paulo ADRΔ*	78,538	727,262
Embraer SA ADRΔ*	104,000	3,690,960
Itau Unibanco Holding SA ADR	147,670	2,194,376
Petroleo Brasileiro SA ADRΔ*	57,511	797,678
Vale SA ADRΔ	224,790	2,798,635

		13,040,076

British Virgin Islands — 0.1%
Mail.ru Group, Ltd. GDR*	30,241	1,072,043

Canada — 0.6%
Canadian National Railway Co.Δ	153,690	8,640,452

Cayman Islands — 2.2%
ASM Pacific Technology, Ltd.	3,400	33,007
Baidu, Inc. ADR*	77,800	11,855,164
Belle International Holdings, Ltd.Δ	569,000	567,056
HKT Trust and HKT, Ltd.	299,954	316,331
New Oriental Education & Technology Group ADR*	85,100	2,497,685
Tencent Holdings, Ltd.Δ	200,700	13,959,602
Youku Tudou, Inc. ADRΔ*	52,804	1,480,624

		30,709,469

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA ADRΔ	50,100	1,590,174

China — 0.1%
Agricultural Bank of China, Ltd.	1,311,000	571,286
China Railway Construction Corporation, Ltd. Class HΔ	466,000	394,116

		965,402

See Notes to Schedules of Investments.	105

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Denmark — 1.6%
AP Moller - Maersk A/S Class B	57	$683,661
Chr. Hansen Holding A/SΔ	35,400	1,404,412
Danske Bank A/SΔ	163,290	4,549,769
GN Store Nord A/S	58,451	1,450,665
Novo Nordisk A/S Class B	133,096	6,061,261
Novozymes A/S Class B	36,890	1,622,129
Pandora A/S	31,313	2,071,413
TDC A/S	560,401	5,180,712
Vestas Wind Systems A/S*	4,603	184,991

		23,209,013

Finland — 0.2%
Nokia OYJ*	125,211	929,763
Sampo	12,161	630,776
UPM-Kymmene OYJΔ	53,300	911,256

		2,471,795

France — 9.0%
Alcatel-Lucent*	221,305	872,573
Arkema SA	6,678	756,240
AtoS	7,344	664,012
AXA SA	100,310	2,607,007
BNP Paribas SA	59,454	4,585,986
Cap Gemini SA	9,201	696,536
Casino Guichard Perrachon SA	54,973	6,541,898
Christian Dior SA	39,729	7,648,929
Cie de St-Gobain	139,483	8,426,205
Cie Generale des Etablissements Michelin Class B	11,273	1,409,843
Credit Agricole SA*	29,800	469,865
Danone	105,967	7,493,471
Electricite de France	48,212	1,907,239
Essilor International SA	14,175	1,429,471
Kering	26,677	5,441,098
Klepierre REIT	623	27,877
Lagardere SCA*	65,772	2,611,417
L’Oreal SA	32,650	5,384,167
Natixis	44,299	325,345
Orange SA	443,175	6,545,023
Renault SA	32,993	3,206,258
Sanofi	170,428	17,769,010
Schneider Electric SA	85,295	7,561,593
Societe BIC SA	12,202	1,602,850
Societe Generale SA	141,430	8,710,414
Societe Television Francaise 1	11,458	189,422
Suez Environnement Co.	20,562	417,687
Total SAΔ	178,010	11,673,269
Valeo SA	25,703	3,620,665
Vallourec SAΔ	36,050	1,957,031
Vinci SA	40,620	3,016,827
Vivendi SA	83,635	2,329,756

		127,898,984

Germany — 10.7%
Aixtron SEΔ*	76,439	1,249,991
Allianz SE	15,969	2,699,376
Aurubis AG	18,048	980,261
BASF SE	24,449	2,717,491
Bayer AG	165,011	22,319,120
Beiersdorf AGΔ	78,577	7,664,253
Bilfinger SE	1,736	220,244
Celesio AG	16,591	567,075
Continental AG	10,872	2,604,655
Daimler AGΔ	118,759	11,221,954
Deutsche Bank AG	11,432	511,461
Deutsche Boerse AG	52,045	4,142,119
Deutsche Lufthansa AG*	186,012	4,872,798
Deutsche Post AG	94,688	3,518,172
Deutsche Telekom AG	693,921	11,213,707
Freenet AG	17,504	612,147
Fresenius Medical Care AG & Co. KGaA	100,831	7,035,819
Fresenius SE & Co. KGaA	1,995	312,221
GEA Group AGΔ	45,422	2,076,270
Hannover Rueck SE	13,213	1,181,920
HeidelbergCement AG	23,160	1,984,906
Hochtief AG	4,603	417,895
Linde AG	51,431	10,288,042
Merck KGaA	25,050	4,218,886
Metro AG*	37,602	1,534,654
Muenchener Rueckversi-cherungs AG	12,020	2,626,327
OSRAM Licht AG*	39,277	2,546,698
ProSiebenSat.1 Media AG	98,199	4,494,153
Rheinmetall AG	46,997	3,305,271
RWE AGΔ	68,341	2,773,673
Salzgitter AG	11,251	444,696
SAP AG	203,700	16,489,746
Siemens AG	16,787	2,259,481
SMA Solar Technology AGΔ	20,776	1,101,955
Software AGΔ	34,514	1,250,049
Stada Arzneimittel AG	32,489	1,390,429
TUI AG	103,095	1,718,558
Volkswagen AG	21,913	5,554,703

		152,121,176

Guernsey — 0.0%
Resolution, Ltd.	112,958	562,690

Hong Kong — 1.4%
AIA Group, Ltd.	1,874,400	8,892,918
Cathay Pacific Airways, Ltd.	89,000	165,918
Cheung Kong Holdings, Ltd.	25,000	414,491
China Mobile, Ltd.	321,000	2,938,310
CLP Holdings, Ltd.	39,500	297,911
CNOOC, Ltd.	758,500	1,140,219
Guangdong Investment, Ltd.Δ	442,900	423,115
Hang Seng Bank, Ltd.	14,500	230,871
Henderson Land Development Co., Ltd.	63,000	367,530
Hong Kong & China Gas Co., Ltd.	220	480
Hong Kong Exchanges and Clearing, Ltd.	146,107	2,215,198
Hopewell Holdings, Ltd.	10,500	36,076
Hutchison Whampoa, Ltd.	15,000	198,608
Hysan Development Co., Ltd.	100,000	435,119
Link REIT (The)	45,000	221,330
MTR Corporation, Ltd.	4,500	16,651
New World, Ltd. LP	21,333	4,400
New World Development Co., Ltd.+	64,000	64,359
PCCW, Ltd.	68,000	34,103
Power Assets Holdings, Ltd.	31,500	273,110
Sun Hung Kai Properties, Ltd.	9,000	110,230
Swire Pacific, Ltd. Class A	13,000	151,595
Swire Properties, Ltd.	100	285

106	See Notes to Schedules of Investments.

	Shares	Value
Wharf Holdings, Ltd.	82,000	$524,360
Wheelock & Co., Ltd.	49,000	191,414

		19,348,601

India — 0.3%
Container Corporation of India	—	8
Housing Development Finance Corporation	175,616	2,599,138
Tata Motors, Ltd. ADR	50,000	1,770,500

		4,369,646

Indonesia — 0.0%
Telekomunikasi Indonesia Persero Tbk PT*	2,997,700	585,963

Ireland — 0.4%
CRH PLC	157,481	4,397,590
James Hardie Industries PLCΔ*	150,698	2,002,729

		6,400,319

Italy — 3.0%
A2A SpA	658,191	853,263
Banca Popolare dell’Emilia Romagna SC*	258,540	3,259,042
Enel SpA	434,790	2,460,657
Eni SpA	377,440	9,468,889
Fiat SpAΔ*	693,467	8,072,790
Intesa Sanpaolo SpA	180,175	610,620
Mediolanum SpA	44,851	423,257
Prysmian SpA	39,610	985,516
Snam SpA	673,037	3,940,661
UniCredit SpA	1,023,378	9,347,398
Unione di Banche Italiane SCpA	336,076	3,166,903

		42,588,996

Japan — 14.8%
Alfresa Holdings Corporation	3,400	221,693
Amada Co., Ltd.Δ	474,000	3,334,050
Aozora Bank, Ltd.	600	1,709
Asahi Kasei Corporation	212,200	1,443,244
Astellas Pharma, Inc.	308,500	3,658,422
Bridgestone Corporation	38,500	1,365,209
Brother Industries, Ltd.	99,200	1,386,868
Canon, Inc.	335,050	10,358,422
Casio Computer Co., Ltd.	49,300	583,203
Central Japan Railway Co.	14,800	1,729,284
Chiba Bank, Ltd. (The)	33,000	203,343
Chugai Pharmaceutical Co., Ltd.	43,200	1,102,863
Credit Saison Co., Ltd.	23,000	457,482
Dai Nippon Printing Co., Ltd.	14,000	134,147
Daihatsu Motor Co., Ltd.	18,200	321,451
Daito Trust Construction Co., Ltd.	1,100	101,788
Daiwa House Industry Co., Ltd.	66,000	1,119,663
Daiwa Securities Group, Inc.	31,000	269,709
Denso Corporation	207,300	9,937,707
East Japan Railway Co.	18,000	1,326,435
Electric Power Development Co., Ltd.Δ	25,500	720,171
Fuji Electric Co., Ltd.	398,000	1,777,629
Fuji Heavy Industries, Ltd.	80,400	2,174,847
Fuji Oil Co., Ltd.	32,800	420,109
FUJIFILM Holdings Corporation	10,300	276,523
Fujitsu, Ltd.	134,000	810,115
Fukuoka Financial Group, Inc.	128,000	525,815
Gree, Inc.Δ	86,700	957,593
Hikari Tsushin, Inc.	5,500	464,128
Hino Motors, Ltd.	129,600	1,922,372
Hitachi, Ltd.	377,000	2,783,258
Honda Motor Co., Ltd.	244,600	8,611,892
Hoya Corporation	117,100	3,645,229
Inpex CorporationΔ	458,300	5,945,489
Isuzu Motors, Ltd.	96,100	552,122
ITOCHU Corporation	381,200	4,454,074
J. Front Retailing Co., Ltd.	235,000	1,616,529
Japan Airlines Co., Ltd.	46,800	2,303,386
Japan Real Estate Investment Corporation REIT	14	70,261
Japan Retail Fund Investment Corporation REIT	20	39,374
JFE Holdings, Inc.	4,800	90,359
JGC Corporation	55,000	1,912,997
JTEKT Corporation	30,000	445,865
JX Holdings, Inc.	70	337
Kao Corporation	184,800	6,547,630
KDDI Corporation	75,800	4,388,711
Keihin CorporationΔ	39,400	574,118
Konica Minolta, Inc.	198,000	1,847,348
Kyocera Corporation	9,200	414,742
M3, Inc.	21,100	346,300
Mabuchi Motor Co., Ltd.Δ*	64,200	4,204,738
Marubeni Corporation	240,800	1,616,765
Marui Group Co., Ltd.	19,900	170,629
Mazda Motor Corporation	54,000	239,616
Medipal Holdings CorporationΔ	52,300	799,587
Mitsubishi Corporation	72,100	1,338,406
Mitsubishi Electric Corporation	154,800	1,742,747
Mitsubishi Estate Co., Ltd.	24,000	568,755
Mitsubishi Heavy Industries, Ltd.	138,000	798,198
Mitsubishi UFJ Financial Group, Inc.	797,200	4,379,329
Mitsui Fudosan Co., Ltd.	18,000	549,164
Mizuho Financial Group, Inc.	97,440	192,586
MS&AD Insurance Group Holdings	104,100	2,384,270
Namco Bandai Holdings, Inc.	76,300	1,805,948
Nexon Co., Ltd.	20,700	174,480
NHK Spring Co., Ltd.	35,800	331,934
Nintendo Co., Ltd.	5,200	617,662
Nippon Building Fund, Inc. REIT	16	83,554
Nippon Meat Packers, Inc.	11,000	163,804
Nippon Steel & Sumitomo Metal Corporation	230	628
Nippon Telegraph & Telephone Corporation	6,900	375,634
Nippon Yusen KK	33,800	98,242
Nishi-Nippon City Bank, Ltd. (The)	200	450
NKSJ Holdings, Inc.	49,550	1,273,135
Nomura Holdings, Inc.	68,200	437,421
NTT Data Corporation	10,600	412,333
NTT DOCOMO, Inc.Δ	128,200	2,022,086
Omron Corporation	30,900	1,275,338
ORIX Corporation*	24,200	340,673

See Notes to Schedules of Investments.	107

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Osaka Gas Co., Ltd.	160,000	$606,113
Panasonic Corporation	38,900	442,084
Rakuten, Inc.Δ	464,400	6,195,599
Resona Holdings, Inc.	407,800	1,971,537
Sanrio Co., Ltd.Δ	43,200	1,456,532
SBI Holdings, Inc.	73,600	887,065
SCSK Corporation	27,300	735,565
Secom Co., Ltd.	47,500	2,736,375
Seiko Epson Corporation	68,700	2,136,579
Sekisui Chemical Co., Ltd.	74,000	769,287
Sekisui House, Ltd.	8,000	99,288
Seven & I Holdings Co., Ltd.	152,800	5,838,717
Shimamura Co., Ltd.	2,300	198,992
Shin-Etsu Chemical Co., Ltd.	123,500	7,057,143
Shionogi & Co., Ltd.	138,100	2,559,563
SMC Corporation	19,300	5,090,757
Softbank Corporation	177,700	13,428,862
Sumitomo Corporation	257,100	3,270,574
Sumitomo Mitsui Financial Group, Inc.	85,100	3,635,188
Sumitomo Mitsui Trust Holdings, Inc.	54,000	243,802
Sumitomo Realty & Development Co., Ltd.	7,000	274,127
Suzuki Motor Corporation	8,100	211,417
Taisei Corporation	121,000	540,435
Takashimaya Co., Ltd.	193,000	1,810,047
Takeda Pharmaceutical Co., Ltd.Δ	113,300	5,369,991
Toho Co., Ltd.	21,900	438,997
Tokio Marine Holdings, Inc.Δ	153,300	4,601,302
Tokyo Electric Power Co., Inc.*	468,900	1,889,865
Tokyo Electron, Ltd.	48,600	2,978,201
Tokyo Gas Co., Ltd.	30,000	152,303
Toshiba Corporation	499,300	2,113,977
Toyo Seikan Group Holdings, Ltd.	85,100	1,381,850
Toyo Suisan Kaisha, Ltd.	5,000	166,885
Toyo Tire & Rubber Co., Ltd.	58,000	410,774
Toyota Boshoku Corporation	9,000	90,946
Toyota Motor Corporation	57,160	3,226,412
USS Co., Ltd.	10,000	140,387
West Japan Railway Co.	9,800	400,108
Yamaha Corporation	7,900	101,721
Yamato Holdings Co., Ltd.	5,200	112,046
Yokogawa Electric Corporation	42,000	678,332
Yokohama Rubber Co., Ltd. (The)	16,000	150,366

		210,694,238

Jersey — 0.2%
Randgold Resources, Ltd.	1,533	115,058
Wolseley PLC	57,960	3,295,960

		3,411,018

Luxembourg — 0.2%
ArcelorMittal	170,244	2,742,920
Oriflame Cosmetics SA	6,131	148,721

		2,891,641

Malaysia — 0.1%
Tenaga Nasional Bhd	251,300	920,394

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	300	137

Netherlands — 5.4%
Aegon NV	1,009,273	9,264,450
Airbus Group NV	55,742	3,992,487
Delta Lloyd NV	260,631	7,226,086
ING Groep NV*	1,574,498	22,287,692
Koninklijke Ahold NV	533,040	10,706,770
Koninklijke DSM NV	14,542	997,988
Koninklijke KPN NV*	57,023	201,502
Koninklijke Philips NV	132,093	4,641,371
QIAGEN NV*	4,199	87,986
Randstad Holding NV	189,896	11,119,800
Reed Elsevier NV	322,831	6,975,911

		77,502,043

New Zealand — 0.1%
Fletcher Building, Ltd.	93,861	778,200
Telecom Corporation of New Zealand, Ltd.	458,602	973,957

		1,752,157

Nigeria — 0.0%
Afriland Properties PLC REIT+*	331,249	—

Norway — 1.2%
DNB ASA	325,575	5,660,235
Marine Harvest ASAΔ	178,874	2,025,394
Orkla ASAΔ	323,784	2,760,475
Schibsted ASAΔ	42,822	2,657,513
Telenor ASA	61,343	1,359,467
Yara International ASA	51,785	2,288,372

		16,751,456

Peru — 0.2%
Credicorp, Ltd.Δ	25,593	3,529,787

Portugal — 0.1%
Jeronimo Martins SGPS SA	83,398	1,399,407

Russia — 0.1%
Magnit OJSC GDR	26,875	1,472,750

Singapore — 1.9%
Ascendas Real Estate Investment Trust REIT	30,000	53,899
CapitaCommercial Trust REIT	38,000	44,860
CapitaMall Trust REIT	51,000	76,628
ComfortDelGro Corporation, Ltd.	263,000	415,021
DBS Group Holdings, Ltd.	161,000	2,069,616
Global Logistic Properties, Ltd.	89,000	187,495
Jardine Cycle & Carriage, Ltd.Δ	143,000	5,153,184
Keppel Corporation, Ltd.	34,700	300,408
Keppel Land, Ltd.	10,000	26,711
Keppel REIT	596	540
Oversea-Chinese Banking Corporation, Ltd.+	7,000	52,921
Sembcorp Industries, Ltd.*	946,300	4,130,048
Sembcorp Marine, Ltd.*	32,000	103,029
Singapore Airlines, Ltd.	19,000	158,144
Singapore Exchange, Ltd.	173,000	954,464
Singapore Press Holdings, Ltd.	22,000	73,456
Singapore Technologies Engineering, Ltd.*	26,000	78,957
Singapore Telecommunications, Ltd.	1,797,700	5,216,317
United Overseas Bank, Ltd.	461,417	7,941,552
UOL Group, Ltd.	9,186	45,715

108	See Notes to Schedules of Investments.

	Shares	Value
Wilmar International, Ltd.	44,000	$121,027
Yangzijiang Shipbuilding Holdings, Ltd.	288,800	247,956

		27,451,948

South Korea — 1.2%
Celltrion, Inc.Δ*	40,983	1,694,056
Hankook Tire Co., Ltd.	38,500	2,184,602
Kia Motors Corporation	12,289	684,614
LG Corporation	8,135	442,498
NAVER Corporation	6,353	4,619,496
POSCO ADRΔ	5,054	350,798
Samsung Electronics Co., Ltd.	1,736	2,190,284
Samsung Heavy Industries Co., Ltd.	36,700	1,098,121
Shinhan Financial Group Co., Ltd.	75,120	3,316,868

		16,581,337

Spain — 5.7%
Acerinox SA	42,721	686,248
ACS Actividades de Construccion y Servicios SA	29,619	1,163,550
Amadeus IT Holding SA	261,991	10,882,153
Banco Bilbao Vizcaya Argentaria SA	104,075	1,249,984
Banco Popular Espanol SA	1,115,304	8,420,056
Banco Santander SA	1,575,724	15,024,158
Distribuidora Internacional de Alimentacion SA	279,819	2,556,601
Ebro Foods SAΔ	158,764	3,672,348
Endesa SA	57,879	2,083,140
Gas Natural SDG SA	135,236	3,802,563
Iberdrola SA	1,499,115	10,483,293
Inditex SA	61,923	9,290,114
International Consolidated Airlines Group*	289,406	2,012,907
Repsol SA	78,248	1,996,975
Telefonica SA	494,943	7,831,182

		81,155,272

Sweden — 3.5%
Alfa Laval AB	115,897	3,135,449
Atlas Copco AB Class A	311,207	8,977,079
Elekta ABΔ	93,460	1,245,450
Hennes & Mauritz AB Class B	147,051	6,270,735
Investment AB Kinnevik Class B	144,995	5,354,172
Investor AB Class B	3,383	122,414
Meda AB	134,524	2,067,026
Nordea Bank AB	125,373	1,778,230
Sandvik ABΔ	462,589	6,536,125
Skandinaviska Enskilda Banken AB	42,548	584,087
Svenska Cellulosa AB SCA Class B	119,815	3,526,530
Svenska Handelsbanken AB Class AΔ	88,488	4,440,601
Telefonaktiebolaget LM Ericsson Class BΔ	98,259	1,308,642
TeliaSonera AB	37,643	283,822
Trelleborg AB Class B	118,595	2,393,045
Volvo AB Class BΔ	137,562	2,184,907

		50,208,314

Switzerland — 9.3%
ABB, Ltd.*	444,666	11,468,112
ABB, Ltd. ADRΔ*	48,400	1,248,236
Actelion, Ltd.*	2,037	192,859
Adecco SA*	5,621	467,648
Baloise Holding AG	4,229	531,944
Cie Financiere Richemont SA	63,203	6,033,972
Credit Suisse Group AG*	222,776	7,204,531
Galenica AG	671	649,330
Geberit AG	9,288	3,041,543
Givaudan SA*	537	830,359
Helvetia Holding AG	2,401	1,229,628
Julius Baer Group, Ltd.*	91,746	4,071,258
Logitech International SA	97,806	1,460,369
Lonza Group AG*	58,060	5,920,603
Nestle SA	235,309	17,713,720
Novartis AG	240,149	20,373,480
OC Oerlikon Corporation AG*	265,236	4,470,354
Roche Holding AG	40,618	12,175,522
Swatch Group AG (The)	2,139	1,340,429
Swiss Life Holding AG*	28,126	6,903,843
Swiss Re AG*	21,484	1,991,532
Syngenta AG	11,315	4,278,722
UBS AG*	296,348	6,121,050
Zurich Insurance Group AG*	40,183	12,336,029

		132,055,073

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	538,000	2,093,523
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	612,549	12,263,231
Teco Electric and Machinery Co., Ltd.	2,234,700	2,491,357

		16,848,111

Turkey — 0.3%
BIM Birlesik Magazalar AS	67,518	1,520,946
Türkiye Garanti Bankasi AS	915,382	3,131,559
Yapi ve Kredi Bankasi AS	1	2

		4,652,507

United Kingdom — 17.8%
3i Group PLC*	37,796	250,722
Aggreko PLC	151,050	3,779,838
Alent PLC	1,135	5,998
AMEC PLC	213,193	3,987,839
ARM Holdings PLC	714,366	11,885,655
ASOS PLC*	13,334	1,152,606
Associated British Foods PLC	16,970	786,782
Aviva PLC	163,695	1,301,744
Babcock International Group PLC	46,176	1,036,945
BAE Systems PLC	162,980	1,125,424
Barclays PLC	1,896,340	7,378,853
Barratt Developments PLC	639,298	4,396,419
BG Group PLC	419,531	7,815,979
BHP Billiton PLC	139,098	4,276,157
BP PLC	2,129,453	17,040,452
British Land Co. PLC REIT	11,811	128,776
Britvic PLC	150,579	1,862,688
BT Group PLC	386,964	2,448,241
Centrica PLC	123,555	679,127
Cobham PLC	11,978	59,707

See Notes to Schedules of Investments.	109

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Compass Group PLC	1,100,078	$16,780,944
Dairy Crest Group PLC	405,005	3,265,265
Drax Group PLC	6,189	79,035
DS Smith PLC	891,019	4,820,294
easyJet PLC	68,380	1,955,082
G4S PLC	965,057	3,885,455
GKN PLC	416,817	2,712,163
GlaxoSmithKline PLC	488,085	12,950,124
Hammerson PLC REIT	6,134	56,653
HSBC Holdings PLC	1,258,851	12,749,479
ICAP PLC	53,676	337,897
IMI PLC	11,396	277,001
Inchcape PLC	125,597	1,352,644
Intermediate Capital Group PLC	39,092	269,616
ITV PLC	772,579	2,466,514
J Sainsbury PLC	64,745	341,195
John Wood Group PLC	36,211	463,029
Kazakhmys PLC	69,101	304,246
Land Securities Group PLC REIT	10,536	179,338
Legal & General Group PLC	648,959	2,214,659
Lloyds Banking Group PLC*	358,114	445,680
Man Strategic Holdings PLC*	616,185	1,039,593
Marks & Spencer Group PLC	56,121	422,430
Meggitt PLC	400,968	3,207,985
Mondi PLC	87,827	1,535,944
National Grid PLC	893,751	12,247,859
Next PLC*	40,341	4,438,768
Ocado Group PLC*	124,453	955,655
Persimmon PLC*	31,735	712,124
Premier Oil PLC	245,313	1,206,055
Prudential PLC	409,380	8,657,428
Reckitt Benckiser Group PLC	18,477	1,505,378
Rexam PLC	15,190	123,276
Rio Tinto PLC	77,821	4,330,020
Rolls-Royce Holdings PLC*	458,137	8,202,976
Rotork PLC	41,663	1,838,554
Royal Dutch Shell PLC Class AΔ	386,373	14,115,670
Sage Group PLC (The)	24,529	170,975
Smith & Nephew PLC	105,900	1,604,840
Spirax-Sarco Engineering PLC	42,011	2,024,103
SSE PLC	54,463	1,333,814
Standard Chartered PLCΔ	720,131	15,049,088
Tate & Lyle PLC	72,178	803,208
Taylor Wimpey PLC	1,094,314	2,149,112
Tesco PLC	1,555,523	7,660,529
Travis Perkins PLC	100,722	3,165,246
TUI Travel PLC	67,031	489,465
Tullow Oil PLC	12,519	156,219
Unilever PLC	209,441	8,942,174
Vesuvius PLC	72,406	525,696
Vodafone Group PLC*	1,370,625	5,033,904

		252,954,353

United States of America — 0.8%
Joy Global, Inc.Δ	33,400	1,937,200
MercadoLibre, Inc.Δ	18,600	1,769,046
Verizon Communications, Inc.	23,851	1,137,216
Yum! Brands, Inc.	87,410	6,589,840

		11,433,302

Total Foreign Common Stocks (Cost $1,168,256,918)		1,413,862,347

FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA,
1.22%, 04/07/14	12,849	1,382,843
Porsche Automobil Holding SE
2.01%, 05/28/14	55,118	5,659,339

Total Foreign Preferred Stocks (Cost $5,491,263)		7,042,182

RIGHTS — 0.0%
Banco Bilbao Vizcaya Argentaria SA*	104,075	24,375
Iberdrola SA*	18	3

Total Rights (Cost $24,478)		24,378

MONEY MARKET FUNDS — 12.7%
GuideStone Money Market Fund (GS4 Class)¥	69,113,001	69,113,001
Northern Institutional Liquid Assets Portfolio§	111,177,617	111,177,617

Total Money Market Funds (Cost $180,290,618)		180,290,618

TOTAL INVESTMENTS — 112.5% (Cost $1,354,063,277)		1,601,219,525

FOREIGN COMMON STOCKS SOLD SHORT — (6.8)%
Australia — (0.6)%
ALS, Ltd.	(128,529)	(873,723)
Alumina, Ltd.*	(200,128)	(221,791)
AMP, Ltd.	(63,551)	(293,508)
Boral, Ltd.	(193,365)	(1,013,199)
Caltex Australia, Ltd.	(36,913)	(756,212)
Coca-Cola Amatil, Ltd.	(38,628)	(395,136)
Cochlear, Ltd.	(5,846)	(309,031)
Fortescue Metals Group, Ltd.	(60,869)	(296,363)
Harvey Norman Holdings, Ltd.	(56,399)	(172,605)
Iluka Resources, Ltd.	(120,198)	(1,104,687)
Orica, Ltd.	(2,796)	(56,735)
Qantas Airways, Ltd.*	(4,542)	(4,655)
Ramsay Health Care, Ltd.	(337)	(15,042)
Sydney Airport	(186,279)	(723,846)
Toll Holdings, Ltd.	(81,036)	(390,796)
Transurban Group	(129,987)	(875,196)
Whitehaven Coal, Ltd.*	(270,877)	(415,756)
WorleyParsons, Ltd.	(526)	(7,386)

		(7,925,667)

Bermuda — 0.0%
Seadrill, Ltd.	(9,431)	(332,963)

Denmark — (0.2)%
FLSmidth & Co. A/S	(53,544)	(2,701,233)

Finland — (0.2)%
Elisa OYJ	(10,624)	(305,751)
Nokian Renkaat OYJ	(60,656)	(2,452,579)

		(2,758,330)

France — (1.0)%
Air France-KLM*	(55,394)	(832,585)
Alstom SA	(94,412)	(2,577,935)
Carrefour SA	(21,436)	(829,686)
CGG SA*	(99,120)	(1,589,481)
Edenred	(29,071)	(912,136)

110	See Notes to Schedules of Investments.

	Shares	Value
Etablissements Maurel et Prom	(6,247)	$(96,132)
Eutelsat Communications SA	(21,415)	(727,237)
Faurecia*	(16,077)	(679,519)
Kering	(5,870)	(1,197,258)
Nexans SA	(13,951)	(731,213)
Veolia Environnement SA	(190,246)	(3,763,667)

		(13,936,849)

Germany — (1.3)%
Aixtron SE*	(234,816)	(3,839,897)
Commerzbank AG*	(241,006)	(4,427,535)
Fraport AG Frankfurt Airport Services Worldwide	(3,448)	(257,554)
Infineon Technologies AG	(276,595)	(3,300,682)
LANXESS AG	(42,167)	(3,180,519)
Sky Deutschland AG*	(304,351)	(2,624,763)

		(17,630,950)

Italy — (0.2)%
Luxottica Group SpA	(19,216)	(1,111,339)
Pirelli & C. SpA	(42,464)	(666,910)
Salvatore Ferragamo SpA	(33,763)	(994,001)
Tod’s SpA	(3,681)	(477,956)

		(3,250,206)

Japan — (1.4)%
ABC-Mart, Inc.	(1,200)	(52,085)
Acom Co., Ltd.*	(522,300)	(1,669,903)
Advantest Corporation	(119,000)	(1,287,826)
AEON Financial Service Co., Ltd.	(36,100)	(813,881)
Asahi Glass Co., Ltd.	(22,000)	(127,462)
Asics Corporation	(5,700)	(112,051)
Chugoku Electric Power Co., Inc. (The)	(16,700)	(232,828)
Disco Corporation	(15,400)	(957,884)
Furukawa Electric Co, Ltd.	(275,000)	(684,736)
Hamamatsu Photonics KK	(14,100)	(635,227)
Hitachi Construction Machinery Co., Ltd.	(48,300)	(930,295)
Hitachi Metals, Ltd.	(23,000)	(327,346)
Hokkaido Electric Power Co., Inc.*	(133,100)	(1,124,480)
Kansai Paint Co., Ltd.	(9,000)	(128,615)
Kyushu Electric Power Co., Inc.*	(18,400)	(224,975)
Mitsui Chemicals, Inc.	(276,000)	(676,530)
Nabtesco Corporation	(55,500)	(1,276,530)
NGK Insulators, Ltd.	(14,000)	(291,624)
Nidec Corporation	(27,800)	(1,691,190)
Nikon Corporation	(39,000)	(627,990)
Rakuten, Inc.	(119,400)	(1,592,925)
Sharp Corporation*	(568,000)	(1,727,966)
Shikoku Electric Power Co., Inc.*	(15,700)	(212,953)
SMC Corporation	(1,000)	(263,770)
Sony Corporation	(20,200)	(385,936)
Yamada Denki Co., Ltd.	(251,700)	(838,878)
Yamaha Motor Co., Ltd.	(16,400)	(261,377)
Yaskawa Electric Corporation	(13,000)	(179,732)

		(19,336,995)

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	(8,768)	(476,340)

Luxembourg — (0.1)%
Millicom International Cellular SA	(15,606)	(1,590,185)

Netherlands — (0.5)%
ASML Holding NV	(42,000)	(3,890,035)
Fugro NV	(36,929)	(2,270,828)
TNT Express NV	(121,458)	(1,192,878)

		(7,353,741)

Norway — (0.1)%
Aker Solutions ASA	(63,398)	(987,318)
Schibsted ASA	(4,189)	(259,967)
Storebrand ASA*	(59,270)	(341,992)

		(1,589,277)

Spain — 0.0%
Banco de Sabadell SA	(170,898)	(527,854)

Sweden — (0.1)%
Electrolux AB Series B	(18,236)	(397,837)
SSAB AB	(63,289)	(488,531)
Volvo AB, B Shares	(36,543)	(580,415)

		(1,466,783)

Switzerland — (0.3)%
Cie Financiere Richemont SA	(10,316)	(984,866)
Dufry AG*	(9,569)	(1,645,255)
Kuehne + Nagel International AG*	(7,907)	(1,106,381)

		(3,736,502)

United Kingdom — (0.8)%
Admiral Group PLC*	(64,001)	(1,523,655)
Aggreko PLC	(109,356)	(2,736,498)
Anglo American PLC	(97,688)	(2,486,050)
Capita PLC	(21,735)	(397,138)
Dialog Semiconductor PLC*	(22,307)	(551,014)
Inmarsat PLC	(16,925)	(204,992)
Kazakhmys PLC	(69,101)	(304,246)
Lonmin PLC*	(181,187)	(863,903)
Vedanta Resources PLC	(34,045)	(511,955)
Weir Group PLC (The)	(52,176)	(2,205,930)

		(11,785,381)

Total Foreign Common Stocks Sold Short (Cost $(86,811,048))		(96,399,256)

Liabilities in Excess of Other Assets — (5.7)%		(81,838,811)

NET ASSETS — 100.0%		$1,422,981,458

See Notes to Schedules of Investments.	111

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$43,478,074	$43,478,074	$—	$—
Austria	3,830,202	3,830,202	—	—
Belgium	3,416,234	3,416,234	—	—
Bermuda	13,897,793	13,897,793	—	—
Brazil	13,040,076	13,040,076	—	—
British Virgin Islands	1,072,043	1,072,043	—	—
Canada	8,640,452	8,640,452	—	—
Cayman Islands	30,709,469	30,709,469	—	—
Chile	1,590,174	1,590,174	—	—
China	965,402	965,402	—	—
Denmark	23,209,013	23,209,013	—	—
Finland	2,471,795	2,471,795	—	—
France	127,898,984	127,898,984	—	—
Germany	152,121,176	152,121,176	—	—
Guernsey	562,690	562,690	—	—
Hong Kong	19,348,601	19,344,201	—	4,400
India	4,369,646	4,369,646	—	—
Indonesia	585,963	—	585,963	—
Ireland	6,400,319	6,400,319	—	—
Italy	42,588,996	42,588,996	—	—
Japan	210,694,238	210,694,238	—	—
Jersey	3,411,018	3,411,018	—	—
Luxembourg	2,891,641	2,891,641	—	—
Malaysia	920,394	920,394	—	—
Mauritius	137	137	—	—
Netherlands	77,502,043	77,502,043	—	—
New Zealand	1,752,157	1,752,157	—	—
Nigeria	—	—	—	—
Norway	16,751,456	16,751,456	—	—
Peru	3,529,787	3,529,787	—	—
Portugal	1,399,407	1,399,407	—	—
Russia	1,472,750	1,472,750	—	—
Singapore	27,451,948	27,451,948	—	—
South Korea	16,581,337	16,581,337	—	—
Spain	81,155,272	81,155,272	—	—
Sweden	50,208,314	50,208,314	—	—
Switzerland	132,055,073	132,055,073	—	—
Taiwan	16,848,111	16,848,111	—	—
Turkey	4,652,507	4,652,507	—	—
United Kingdom	252,954,353	252,954,353	—	—
United States of America	11,433,302	11,433,302	—	—
Foreign Preferred Stocks:
Germany	7,042,182	7,042,182	—	—
Money Market Funds	180,290,618	180,290,618	—	—
Rights	24,378	24,378	—	—

Total Assets — Investments in Securities	$1,601,219,525	$1,600,629,162	$585,963	$4,400

Other Financial Instruments***
Forward Foreign Currency Contracts	$53,111	$—	$53,111	$—
Futures Contracts	1,183,003	1,183,003	—	—

Total Assets — Other Financial Instruments	$1,236,114	$1,183,003	$53,111	$—

112	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(7,925,667)	$(7,925,667)	$—	$—
Bermuda	(332,963)	(332,963)	—	—
Denmark	(2,701,233)	(2,701,233)	—	—
Finland	(2,758,330)	(2,758,330)	—	—
France	(13,936,849)	(13,936,849)	—	—
Germany	(17,630,950)	(17,630,950)	—	—
Italy	(3,250,206)	(3,250,206)	—	—
Japan	(19,336,995)	(19,336,995)	—	—
Liberia	(476,340)	(476,340)	—	—
Luxembourg	(1,590,185)	(1,590,185)	—	—
Netherlands	(7,353,741)	(7,353,741)	—	—
Norway	(1,589,277)	(1,589,277)	—	—
Spain	(527,854)	(527,854)	—	—
Sweden	(1,466,783)	(1,466,783)	—	—
Switzerland	(3,736,502)	(3,736,502)	—	—
United Kingdom	(11,785,381)	(11,785,381)	—	—

Total Liabilities — Investments in Securities	$(96,399,256)	$(96,399,256)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2014 is $651,063,472.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2014.

See Notes to Schedules of Investments.	113

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 88.4%
Argentina — 0.2%
Banco Macro SA ADRΔ*	17,518	$493,132

Bermuda — 0.8%
China Gas Holdings, Ltd.	126,000	196,883
COSCO Pacific, Ltd.	120,000	153,162
GOME Electrical Appliances Holdings, Ltd.	5,907,000	997,637
Kosmos Energy, Ltd.*	37,600	413,600
Sihuan Pharmaceutical Holdings Group, Ltd.	441,000	531,599

		2,292,881

Brazil — 5.1%
All - America Latina Logistica SA	317,400	1,051,938
Banco do Brasil SA	52,400	524,000
Banco Santander Brasil SA	291,500	1,609,738
Banco Santander Brasil SA ADR Δ	560,315	3,120,955
BR Malls Participacoes SA	11,200	96,204
BR Properties SA	5,500	45,086
CCR SA	188,700	1,437,912
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,200	140,032
Cia Energetica de Minas Gerais ADRΔ*	67,082	456,158
Fibria Celulose SA*	17,800	197,063
Grupo BTG Pactual	102,900	1,306,998
Itau Unibanco Holding SA ADR	23,600	350,696
Itausa - Investimentos Itau SA+*	5,047	20,575
JBS SA	190,500	649,833
Lojas Renner SA	39,300	1,112,836
Magnesita Refratarios SA	56,700	125,944
Multiplan Empreendimentos Imobiliarios SA*	2,300	49,041
Petroleo Brasileiro SA ADRΔ*	31,400	435,518
Porto Seguro SA*	43,000	596,580
Totvs SA	29,000	449,634
Tractebel Energia SA*	42,100	658,682
Ultrapar Participacoes SA	29,600	711,626
Vale SA ADRΔ	37,300	464,385

		15,611,434

Canada — 2.3%
First Quantum Minerals, Ltd.Δ	359,000	6,634,437
Torex Gold Resources, Inc.*	297,000	287,463

		6,921,900

Cayman Islands — 5.7%
AAC Technologies Holdings, Inc.Δ	301,000	1,558,067
Agile Property Holdings, Ltd.	36,000	29,518
ASM Pacific Technology, Ltd.	192,500	1,868,787
Belle International Holdings, Ltd.	1,118,000	1,114,180
China Mengniu Dairy Co., Ltd.	481,000	2,409,186
China Resources Cement Holdings, Ltd.	274,000	215,837
China Resources Land, Ltd.	54,000	118,492
Country Garden Holdings Co., Ltd.	121,000	50,543
Eurasia Drilling Co., Ltd. GDR	31,587	809,575
Evergrande Real Estate Group, Ltd.Δ	173,000	81,632
Geely Automobile Holdings, Ltd.	1,645,000	646,845
Kingboard Chemical Holdings, Ltd.	123,500	241,061
Lee & Man Paper Manufacturing, Ltd.	49,000	30,449
Li Ning Co., Ltd.Δ*	921,500	622,531
Longfor Properties Co., Ltd.	955,500	1,318,101
Mindray Medical International, Ltd. ADRΔ	30,755	995,232
Mongolian Mining CorporationΔ*	1,524,500	143,478
New World Department Store China, Ltd.	527,000	251,389
Parkson Retail Group, Ltd.Δ	1,259,500	396,207
Shimao Property Holdings, Ltd.Δ	36,000	78,902
Sino Biopharmaceutical, Ltd.	1,208,000	1,029,444
SOHO China, Ltd.	53,000	43,594
Tencent Holdings, Ltd.	22,000	1,530,201
Tingyi Cayman Islands Holding Corporation	572,000	1,640,817
Zhen Ding Technology Holding, Ltd.	54,000	138,491

		17,362,559

Chile — 0.7%
Banco Santander Chile ADR	13,700	321,128
Embotelladora Andina SA ADR Class BΔ	40,558	859,830
Enersis SA ADRΔ	52,900	821,537
Latam Airlines Group SA ADRΔ	7,200	108,360

		2,110,855

China — 5.6%
Agricultural Bank of China, Ltd.	983,000	428,356
Anhui Conch Cement Co., Ltd. Class HΔ	923,000	3,956,649
Bank of China, Ltd. Class H	2,245,000	995,655
Bank of Communications Co., Ltd. Class A	389,000	254,268
Beijing Capital International Airport Co., Ltd. Class H	178,000	122,086
China CITIC Bank Corporation, Ltd. Class H	350,000	201,702
China Communications Construction Co., Ltd. Class H	232,000	161,815
China Construction Bank Corporation Class H	1,937,000	1,356,012
China Life Insurance Co., Ltd. Class H	375,000	1,061,207
China Merchants Bank Co., Ltd. Class H	1,869,500	3,388,793
China Minsheng Banking Corporation, Ltd. Class H	78,000	78,236
China Petroleum & Chemical Corporation Class H	654,000	585,156
China Railway Construction Corporation, Ltd. Class HΔ	317,000	268,100
China Telecom Corporation, Ltd. Class H	578,000	267,520

114	See Notes to Schedules of Investments.

	Shares	Value
Chongqing Rural Commercial Bank Class H	767,000	$336,208
Datang International Power Generation Co., Ltd. Class H	184,000	67,133
Dongfeng Motor Group Co., Ltd. Class H	336,000	475,637
Guangzhou R&F Properties Co., Ltd. Class HΔ	23,600	34,016
Huaneng Power International, Inc. Class H	322,000	308,031
Industrial & Commercial Bank of China, Ltd. Class H	1,953,000	1,201,033
Jiangxi Copper Co., Ltd. Class H	66,000	110,957
PetroChina Co., Ltd. Class H	76,000	82,795
PICC Property & Casualty Co., Ltd. Class H	64,000	87,627
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,362,000	609,038
Wumart Stores, Inc. Class H	487,000	474,663
Zhejiang Expressway Co., Ltd. Class H	172,000	156,777
Zhuzhou CSR Times Electric Co., Ltd. Class H	33,500	112,941

		17,182,411

Colombia — 0.5%
Bancolombia SA	103,404	1,373,868

Cyprus — 0.2%
Global Ports Investments PLC GDR	49,037	587,954
QIWI PLC ADRΔ	4,600	159,390

		747,344

Egypt — 0.1%
ElSwedy Electric Co.	82,700	400,001

Estonia — 0.2%
Tallink Group AS@	527,514	568,305

Hong Kong — 2.4%
China Mobile, Ltd.	452,500	4,142,010
China Overseas Land & Investment, Ltd.	1,022,000	2,648,385
China Resources Power Holdings Co., Ltd.	34,000	88,545
CNOOC, Ltd.	262,000	393,853
Shougang Fushan Resources Group, Ltd.Δ	266,000	80,933
Sino-Ocean Land Holdings, Ltd.	78,000	42,638
Yuexiu Property Co., Ltd.	138,000	28,467

		7,424,831

Hungary — 0.0%
OTP Bank PLC	5,313	101,751

India — 8.0%
Aditya Birla Nuvo, Ltd.	6,363	116,270
Ambuja Cements, Ltd.	570,035	1,929,944
Axis Bank, Ltd.	136,064	3,327,414
Cairn India, Ltd.*	21,035	117,287
Dabur India, Ltd.	436,935	1,314,335
GAIL India, Ltd.*	15,616	98,328
HCL Technologies, Ltd.	18,488	430,512
Hero MotoCorp, Ltd.	34,786	1,324,981
Infosys, Ltd.	11,183	614,702
Infosys, Ltd. ADRΔ	16,206	878,041
Kotak Mahindra Bank, Ltd.	291,311	3,809,761
Lupin, Ltd.	192,101	3,001,533
Maruti Suzuki India, Ltd.	40,413	1,334,243
Power Finance Corporation, Ltd.	140,715	455,208
Ranbaxy Laboratories, Ltd.*	14,238	86,993
Shriram Transport Finance Co., Ltd.	131,627	1,691,552
Tata Consultancy Services, Ltd.	67,189	2,399,836
Tata Motors, Ltd. ADRΔ	17,800	630,298
Wipro, Ltd.	73,023	664,173
Wockhardt, Ltd.	21,255	162,894

		24,388,305

Indonesia — 2.5%
PT Adaro Energy Tbk	2,082,700	181,201
PT Bank Negara Indonesia Persero Tbk	953,500	420,131
PT Bank Rakyat Indonesia Persero Tbk	132,000	112,224
PT Bank Tabungan Pensiunan Nasional Tbk*	66,500	25,214
PT Global Mediacom Tbk	1,928,500	401,461
PT Indocement Tunggal Prakarsa Tbk	1,338,600	2,771,608
PT Lippo Karawaci Tbk	541,000	51,943
PT Media Nusantara Citra Tbk	449,700	105,110
PT Perusahaan Gas Negara Persero Tbk	693,400	314,689
PT Ramayana Lestari Sentosa Tbk	3,631,300	447,106
PT Semen Indonesia Persero Tbk	1,433,000	2,014,390
PT Telekomunikasi Indonesia Tbk ADRΔ*	17,700	696,849
PT United Tractors Tbk	92,100	169,207

		7,711,133

Jersey — 0.1%
West China Cement, Ltd.	2,000,000	224,328

Luxembourg — 0.4%
O’Key Group SA GDR	10,400	93,600
Ternium SA ADR	33,676	996,136

		1,089,736

Malaysia — 2.0%
AMMB Holdings Bhd	119,200	262,090
CIMB Group Holdings Bhd	666,700	1,459,778
IOI Corporation Bhd	249,400	366,596
IOI Properties Group Bhd*	62,733	51,101
Lafarge Malaysia Bhd	167,600	463,973
Malayan Banking Bhd	165,800	491,485
MISC Bhd*	160,400	338,925
Petronas Chemicals Group Bhd	201,300	425,963
Public Bank Bhd	71,400	419,807
RHB Capital Bhd	35,700	92,051
Sime Darby Bhd	33,300	94,939
Tenaga Nasional Bhd	363,900	1,332,796
Westports Holdings Bhd	415,500	321,916

		6,121,420

Mexico — 5.0%
Alfa SAB de CV	229,500	580,100
America Movil SAB de CV ADRΔ	209,751	4,169,850
Arca Continental SAB de CV	108,700	648,512

See Notes to Schedules of Investments.	115

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cemex SAB de CV ADRΔ*	26,700	$337,221
Coca-Cola Femsa SAB de CV ADRΔ	1,900	200,488
Compartamos SAB de CV	309,300	565,745
Corporacion Moctezuma SAB de CV@	201,609	583,725
Fibra Uno Administracion SA de CV REIT	36,600	118,416
Genomma Lab Internacional SAB de CV Class B*	550,500	1,416,361
Grupo Aeroportuario del Pacifico SAB de CV Class B	33,200	194,386
Grupo Financiero Banorte SAB de CV	423,500	2,863,989
Grupo Financiero Inbursa SAB de CV	567,100	1,465,151
Grupo Mexico SAB de CV Series B	120,500	380,269
Grupo Televisa SAB de CV ADR	4,800	159,792
Kimberly-Clark de Mexico SAB de CV Class A	173,800	463,937
Megacable Holdings SAB de CV	285,800	1,166,142

		15,314,084

Netherlands — 1.5%
OCIΔ*	65,367	2,965,906
X5 Retail Group NV GDR*	107,939	1,691,404

		4,657,310

Nigeria — 1.2%
FBN Holdings PLC	2,210,200	168,728
FCMB Group PLC*	12,000,000	245,743
Guaranty Trust Bank PLC	15,616,577	2,412,740
United Bank for Africa PLC	16,356,169	693,688

		3,520,899

Peru — 0.2%
Credicorp, Ltd.Δ	5,000	689,600

Philippines — 0.4%
International Container Terminal Services, Inc.	557,330	1,342,215

Poland — 0.8%
Alior Bank SA*	20,202	585,923
Bank Pekao SA	1,306	84,913
Bank Zachodni WBK SA	1,994	272,347
Eurocash SA	11,499	152,075
PGE SA	82,818	517,647
Polskie Gornictwo Naftowe i Gazownictwo SA	311,088	456,786
Powszechna Kasa Oszczednosci Bank Polski SA	16,218	227,839
Synthos SA	74,449	120,151
Tauron Polska Energia SA	41,870	72,696

		2,490,377

Russia — 5.1%
Gazprom OAO ADR	283,539	2,183,250
LSR Group GDR	153,691	422,650
Lukoil OAO ADR	10,216	571,330
NOVATEK OAO GDR	44,433	4,887,630
Novolipetsk Steel OJSC GDR	87,577	1,097,130
Rosneft OAO GDR@*	53,472	356,899
Sberbank of Russia ADR	432,834	4,228,788
Sistema JSFC GDR	8,501	191,357
Surgutneftegas OAO ADR	82,407	599,923
Tatneft OAO ADR	24,289	830,927
VTB Bank OJSC GDR	101,448	228,654

		15,598,538

South Africa — 4.5%
African Bank Investments, Ltd.Δ	622,137	635,256
African Rainbow Minerals, Ltd.	20,456	405,312
Bidvest Group, Ltd.	118,910	3,144,541
Capitec Bank Holdings, Ltd.Δ	19,184	354,416
Discovery, Ltd.	51,749	414,709
Growthpoint Properties, Ltd. REIT	48,957	113,464
Imperial Holdings, Ltd.	42,722	764,922
Investec. Ltd.	61,477	495,413
Liberty Holdings, Ltd.	45,754	540,417
Mediclinic International, Ltd.	33,303	236,708
MMI Holdings, Ltd.	94,826	221,573
Netcare, Ltd.	150,247	333,089
Northam Platinum, Ltd.*	24,904	92,089
Pick n Pay Stores, Ltd.	208,802	1,023,384
Redefine Properties, Ltd. REIT*	79,691	72,288
Remgro, Ltd.	11,242	218,839
RMB Holdings, Ltd.	42,902	195,439
Sasol, Ltd.	14,376	805,059
Standard Bank Group, Ltd.Δ	214,013	2,821,524
Steinhoff International Holdings, Ltd.	138,870	672,717
Woolworths Holdings, Ltd.	17,532	122,198

		13,683,357

South Korea — 10.7%
AMOREPACIFIC Corporation	417	493,607
AMOREPACIFIC Group	533	256,373
Daelim Industrial Co., Ltd.	6,016	490,006
DGB Financial Group, Inc.	5,610	81,163
E-Mart Co., Ltd.	4,511	1,034,040
Hanwha Life Insurance Co., Ltd.	35,490	232,721
Hyosung Corporation	10,788	778,353
Hyundai Department Store Co., Ltd.	564	75,239
Hyundai Mobis Co., Ltd.	3,248	961,172
Hyundai Motor Co.	2,177	513,342
Hyundai Wia Corporation	1,696	272,456
KB Financial Group, Inc.	5,610	196,320
KCC Corporation	1,073	549,378
Kia Motors Corporation	6,259	348,686
KIWOOM Securities Co., Ltd.	7,591	380,816
Korea Electric Power Corporation	3,780	129,439
Korean Air Lines Co., Ltd.*	8,070	292,262
KT Corporation ADRΔ	1,100	15,279
LG Chem, Ltd.	1,407	335,740
LG Display Co., Ltd.*	19,430	486,457
Mirae Asset Securities Co., Ltd.	4,900	190,117
NAVER Corporation	233	169,423
POSCO	1,016	282,527
Samsung Electronics Co., Ltd.	8,775	11,071,281
Samsung Fire & Marine Insurance Co., Ltd.	22,824	5,135,373
Shinhan Financial Group Co., Ltd.	106,140	4,686,533
Shinsegae Co., Ltd.	860	186,228

116	See Notes to Schedules of Investments.

	Shares	Value
SK Holdings Co., Ltd.	3,959	$717,823
SK Hynix, Inc.*	20,500	693,316
SK Telecom Co., Ltd.	5,049	1,022,180
Woori Finance Holdings Co., Ltd.*	28,500	323,970

		32,401,620

Switzerland — 0.6%
Coca-Cola HBC AG	68,117	1,696,594

Taiwan — 9.1%
Advanced Semiconductor Engineering, Inc.	136,000	150,950
AU Optronics Corporation*	254,000	89,664
Cheng Uei Precision Industry Co., Ltd.	76,000	160,972
Chicony Electronics Co., Ltd.	36,000	93,391
China Life Insurance Co., Ltd.	301,000	276,265
Chroma ATE, Inc.	98,000	233,636
Compal Electronics, Inc.	99,000	70,221
CTBC Financial Holding Co., Ltd.	753,000	471,050
Delta Electronics, Inc.	88,000	543,272
Eclat Textile Co., Ltd.	7,000	80,913
Eva Airways Corporation*	150,000	75,363
Far Eastern Department Stores, Ltd.	211,000	186,039
Far EasTone Telecommunications Co., Ltd.	82,000	173,680
Fubon Financial Holding Co., Ltd.	448,000	607,582
Hon Hai Precision Industry Co., Ltd.	394,000	1,116,565
Inventec Corporation	1,041,000	1,025,532
Kinsus Interconnect Technology Corporation	161,000	597,422
MediaTek, Inc.	213,000	3,144,028
Pegatron Corporation	130,000	193,597
Pou Chen Corporation	329,000	464,020
President Chain Store Corporation*	109,000	769,559
Realtek Semiconductor Corporation	154,000	464,238
Richtek Technology Corporation	70,000	417,207
Ruentex Development Co., Ltd.	17,000	31,094
Siliconware Precision Industries Co.	178,000	236,729
SinoPac Financial Holdings Co., Ltd.	836,000	402,181
Taishin Financial Holding Co., Ltd.	760,000	344,405
Taiwan Cement Corporation	148,000	228,421
Taiwan Cooperative Financial Holding Co., Ltd.	212,000	113,475
Taiwan Semiconductor Manufacturing Co., Ltd.	3,400,000	13,230,441
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	43,500	870,870
Teco Electric and Machinery Co., Ltd.	229,000	255,301
Uni-President Enterprises Corporation	279,000	485,576
Walsin Lihwa Corporation*	289,000	91,960

		27,695,619

Thailand — 3.6%
Airports of Thailand PCL NVDRΔ	64,600	386,325
Bangkok Bank PCL NVDR	46,600	256,415
BEC World PCL NVDR	334,800	562,472
Big C Supercenter PCL NVDR	256,300	1,449,786
Central Pattana PCL	2,265,900	3,282,901
Kasikornbank PCL NVDR	26,003	142,680
Krung Thai Bank PCL NVDR	191,200	110,217
PTT Exploration & Production PCL NVDR	107,200	518,816
PTT Global Chemical PCL NVDR	229,900	512,031
Robinson Department Store PCL	396,900	645,391
Siam Commercial Bank PCL (The)	467,000	2,267,340
TMB Bank PCL	9,175,500	695,799

		10,830,173

Turkey — 2.2%
Akfen Holding AS	106,500	198,596
Coca-Cola Icecek AS	23,277	560,249
KOC Holding AS	27,759	117,019
TAV Havalimanlari Holding AS	94,464	759,350
Turk Hava Yollari	172,272	530,576
Turkcell Iletisim Hizmetleri AS*	15,560	86,901
Türkiye Garanti Bankasi AS	657,990	2,251,010
Türkiye Halk Bankasi AS	14,468	89,593
Türkiye Is Bankasi	40,557	90,034
Ulker Biskuvi Sanayi AS	102,531	721,172
Yapi ve Kredi Bankasi AS	687,987	1,305,429

		6,709,929

United Kingdom — 5.9%
Anglo American PLC	447,152	11,402,113
Hikma Pharmaceuticals PLC	10,957	303,412
Tullow Oil PLC	503,312	6,280,597

		17,986,122

United States of America — 0.8%
Cognizant Technology Solutions Corporation Class A*	43,600	2,206,596
Southern Copper CorporationΔ	3,900	113,529

		2,320,125

Total Foreign Common Stocks (Cost $275,474,555)		269,062,756

FOREIGN PREFERRED STOCKS — 2.5%
Brazil — 1.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar
2.25%, 04/17/14	16,800	734,713
Cia Energetica de Sao Paulo, Class B
4.87%, 03/21/14	73,200	856,205
Itausa Investimentos Itau SA
0.64%, 03/05/14	328,700	1,337,109
Metalurgica Gerdau SA
1.95%, 03/06/14	29,500	224,663

		3,152,690

Colombia — 0.1%
Bancolombia SA
2.87%, 06/24/14	13,353	184,727

See Notes to Schedules of Investments.	117

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
South Korea — 1.4%
Samsung Electronics Co., Ltd.
1.35%, 12/27/13	4,195	$4,165,639

Total Foreign Preferred Stocks (Cost $7,406,521)		7,503,056

RIGHTS — 0.0%
Taishin Financial Holding Co., Ltd.+ (Cost $0)	36,828	2,177

MONEY MARKET FUNDS — 13.9%
GuideStone Money Market Fund (GS4 Class)¥	16,221,339	16,221,339
Northern Institutional Liquid Assets Portfolio§	25,970,185	25,970,185

Total Money Market Funds (Cost $42,191,524)		42,191,524

TOTAL INVESTMENTS — 104.8% (Cost $325,072,600)		318,759,513
Liabilities in Excess of Other Assets — (4.8)%		(14,589,684)

NET ASSETS — 100.0%		$304,169,829

118	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$493,132	$493,132	$—	$—
Bermuda	2,292,881	2,292,881	—	—
Brazil	15,611,434	15,590,859	—	20,575
Canada	6,921,900	6,921,900	—	—
Cayman Islands	17,362,559	17,362,559	—	—
Chile	2,110,855	2,110,855	—	—
China	17,182,411	17,182,411	—	—
Colombia	1,373,868	1,373,868	—	—
Cyprus	747,344	747,344	—	—
Egypt	400,001	400,001	—	—
Estonia	568,305	568,305	—	—
Hong Kong	7,424,831	7,424,831	—	—
Hungary	101,751	101,751	—	—
India	24,388,305	24,388,305	—	—
Indonesia	7,711,133	696,849	7,014,284	—
Jersey	224,328	224,328	—	—
Luxembourg	1,089,736	1,089,736	—	—
Malaysia	6,121,420	6,070,319	—	51,101
Mexico	15,314,084	15,314,084	—	—
Netherlands	4,657,310	4,657,310	—	—
Nigeria	3,520,899	3,520,899	—	—
Peru	689,600	689,600	—	—
Philippines	1,342,215	1,342,215	—	—
Poland	2,490,377	2,490,377	—	—
Russia	15,598,538	15,598,538	—	—
South Africa	13,683,357	13,683,357	—	—
South Korea	32,401,620	32,401,620	—	—
Switzerland	1,696,594	1,696,594	—	—
Taiwan	27,695,619	27,695,619	—	—
Thailand	10,830,173	10,830,173	—	—
Turkey	6,709,929	6,709,929	—	—
United Kingdom	17,986,122	17,986,122	—	—
United States of America	2,320,125	2,320,125	—	—
Foreign Preferred Stocks:
Brazil	3,152,690	3,152,690	—	—
Colombia	184,727	—	184,727	—
South Korea	4,165,639	4,165,639	—	—
Money Market Funds	42,191,524	42,191,524	—	—
Rights	2,177	—	—	2,177

Total Assets — Investments in Securities	$318,759,513	$311,486,649	$7,199,011	$73,853

Other Financial Instruments***
Forward Foreign Currency Contracts	$10,246	$—	$10,246	$—
Futures Contracts	1,594,735	1,594,735	—	—

Total Assets — Other Financial Instruments	$1,604,981	$1,594,735	$10,246	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2014 is $41,268,557.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2014.

See Notes to Schedules of Investments.	119

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 86.7%
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/16	$2,795,900	$3,044,612
2.50%, 07/15/16	6,167,200	7,797,025
2.38%, 01/15/17	1,750,000	2,223,954
0.13%, 04/15/17	8,173,300	8,659,085
0.13%, 04/15/18	37,520,000	38,858,429
1.38%, 07/15/18	3,300,000	3,885,998
2.13%, 01/15/19	3,015,900	3,671,469
1.88%, 07/15/19	2,240,000	2,732,995
1.38%, 01/15/20	3,370,000	3,942,500
1.25%, 07/15/20	5,480,000	6,338,984
1.13%, 01/15/21	9,875,000	11,217,318
0.63%, 07/15/21	1,080,000	1,154,984
0.13%, 01/15/22	11,059,200	11,206,823
0.13%, 07/15/22	4,945,000	4,930,593
0.13%, 01/15/23	14,419,000	14,148,764
0.38%, 07/15/23	19,990,000	19,886,510
0.63%, 01/15/24	16,214,000	16,321,322
2.38%, 01/15/25‡‡	9,575,200	14,007,513
2.00%, 01/15/26	3,775,000	5,072,328
2.38%, 01/15/27	3,870,000	5,335,220
1.75%, 01/15/28	7,330,000	9,079,771
3.63%, 04/15/28	3,880,000	7,638,073
2.50%, 01/15/29	6,680,000	8,848,371
3.88%, 04/15/29	4,875,000	9,804,418
3.38%, 04/15/32	627,100	1,143,772
2.13%, 02/15/40	2,787,600	3,618,289
2.13%, 02/15/41	4,138,900	5,319,412
0.75%, 02/15/42	7,429,400	6,717,958
0.63%, 02/15/43	10,595,000	9,045,349
1.38%, 02/15/44	2,703,700	2,775,222

Total U.S. Treasury Obligations (Cost $250,336,359)		248,427,061

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 6.7%
Germany — 5.3%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	1,045,000	1,596,430
Deutsche Bundesrepublik Inflation Linked Bond
1.50%, 04/15/16(E)	8,245,000	13,646,515

		15,242,945

Italy — 1.0%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/16(E)	1,920,000	2,943,350

New Zealand — 0.4%
New Zealand Government Bond
3.00%, 09/20/30(Z)	1,096,000	979,856

Total Foreign Government Inflation-Linked Bonds (Cost $19,088,295)		19,166,151

	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.40, Expires 04/07/14 (DEUT)	$2,030,000	1,684
Euro vs. U.S. Dollar, Strike Price $1.41, Expires 04/16/14 (BNP)	4,070,000	3,409
U.S. Dollar vs. Mexican Peso, Strike Price $12.90, Expires 04/24/14 (MSCS)	1,495,000	5,781
U.S. Dollar vs. Mexican Peso, Strike Price $13.10, Expires 04/24/14 (GSC)	1,495,000	15,358

		26,232

	Number of Contracts
Put Options — 0.1%
10-Year U.S. Treasury Note, Strike Price $121.50, Expires 04/25/14 (UBS)	89	9,734
10-Year U.S. Treasury Note, Strike Price $123.50, Expires 04/25/14 (CITIG)	89	57,016
30-Year U.S. Treasury Bond, Strike Price $133.00, Expires 05/23/14 (UBS)	98	140,875
Euro-Bund, Strike Price $143.00, Expires 05/24/14 (MLCS)	22	25,762

		233,387

Total Purchased Options (Cost $243,495)		259,619

	Shares
MONEY MARKET FUND — 6.7%
GuideStone Money Market Fund (GS4 Class)¥ (Cost $19,183,936)	19,183,936	19,183,936

TOTAL INVESTMENTS — 100.2% (Cost $288,852,085)		287,036,767

	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.40, Expires 04/07/14 (BNP)	$(2,030,000)	(543)
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.85, Expires 05/14/14 (DEUT)	(1,315,000)	(25,891)
U.S. Dollar vs. Mexican Peso, Strike Price $13.10, Expires 04/24/14 (MSCS)	(1,495,000)	(14,400)

	Number of Contracts
Euro-Bund, Strike Price $143.00, Expires 05/24/14 (MLCS)	(22)	(37,279)

		(78,113)

120	See Notes to Schedules of Investments.

	Notional Amount	Value
Put Options — (0.1)%
U.S. Dollar vs. Mexican Peso, Strike Price $14.35, Expires 04/24/14 (GSC)	$(1,435,000)	$—

	Number of Contracts
10-Year U.S. Treasury Note, Strike Price $122.50, Expires 04/25/14 (CITIG)	(178)	(50,062)
30-Year U.S. Treasury Bond, Strike Price $130.00, Expires 05/23/14 (UBS)	(98)	(45,937)

		(95,999)

Total Written Options (Premiums received $(150,106))		(174,112)
Liabilities in Excess of Other Assets — (0.1)%		(356,610)

NET ASSETS — 100.0%		$286,506,045

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’ investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$19,166,151	$—	$19,166,151	$—
Money Market Fund	19,183,936	19,183,936	—	—
Purchased Options	259,619	25,762	233,857	—
U.S. Treasury Obligations	248,427,061	—	248,427,061	—

Total Assets — Investments in Securities	$287,036,767	$19,209,698	$267,827,069	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$20,704	$—	$20,704	$—

Total Assets — Other Financial Instruments	$20,704	$—	$20,704	$—

Liabilities:
Investments in Securities:
Written Options	$(174,112)	$(37,279)	$(136,833)	$—

Total Liabilities — Investments in Securities	$(174,112)	$(37,279)	$(136,833)	$—

Other Financial Instruments***
Futures Contracts	$(269,224)	$(269,224)	$—	$—

Total Liabilities — Other Financial Instruments	$(269,224)	$(269,224)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

See Notes to Schedules of Investments.	121

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Par	Value
LOAN AGREEMENTS — 95.7%
Accudyne Industries Borrower SCA Term Loan
4.00%, 12/13/19	$1,942,924	$1,937,464
ADS Waste Holdings, Inc. Term B Loan
3.75%, 10/09/19	1,240,578	1,237,303
Affinia Group, Inc. Term B-2 Loan
4.75%-5.75%, 04/25/20	1,042,125	1,042,125
AlixPartners LLP Term B-2 Loan
4.00%, 07/02/20	987,500	988,734
Allflex Holdings III, Inc. Term B Loan
4.25%, 07/17/20	934,305	935,865
Allied Security Holdings LLC Delayed Draw Term B-DD Loan
0.00%, 02/14/21S	130,952	130,421
0.00%, 08/14/21S	136,986	137,100
Allied Security Holdings LLC Term B Loan
4.25%, 02/14/21	369,048	367,549
8.00%, 08/14/21	363,014	363,315
American Pacific Corporation Term B Loan
7.00%, 02/27/19	1,000,000	1,010,000
Ancestry.com, Inc. Term B-1 Loan
4.50%, 12/28/18	746,255	748,590
Apex Tool Group LLC Term B Loan
4.50%, 02/01/20	992,481	982,308
Aramark Corporation Term F Loan
3.25%, 02/24/21	1,000,000	989,790
Assuredpartners Capital, Inc. Term B Loan
0.00%, 04/02/21S	750,000	746,250
Asurion LLC Term B-1 Loan
5.00%, 05/24/19	1,243,060	1,245,086
Asurion LLC Term Loan
8.50%, 02/28/21	1,000,000	1,031,250
Atlantic Power LP Term Loan
4.75%, 02/24/21	750,000	751,410
Belmond Interfin, Ltd. Term Loan
4.00%, 03/21/21	700,000	701,456
Berry Plastics Group, Inc. Term D Loan
3.50%, 02/08/20	744,361	740,639
BJ’s Wholesale Club, Inc. Term B Loan
4.50%, 09/26/19	992,500	994,981
BJ’s Wholesale Club, Inc. Term Loan
8.50%, 03/31/20	500,000	511,000
BMC Software Finance, Inc. Term B Loan
5.00%, 09/10/20	1,745,625	1,747,493
Brand Energy & Infrastructure Services, Inc. Term B Loan
4.75%, 11/26/20	977,003	979,446
Bright Horizons Family Solutions, Inc. Term Loan
4.00%-5.25%, 01/30/20	1,240,578	1,242,129
BSN Medical International Holding GmbH & Co. Term B1A Loan
4.00%, 06/01/19	1,000,000	1,003,500
Catalina Marketing Corporation Term B Loan
5.25%, 10/11/20	746,250	745,317
CDW LLC Term B-1 Loan
3.25%, 04/29/20	992,484	982,559
Chesapeake Energy Corporation Term B Loan
5.75%, 12/02/17	1,000,000	1,021,670
Chromaflo Technologies Corporation Term B Loan
4.50%, 12/02/19	498,750	499,997
Cincinnati Bell, Inc. Term B Loan
4.00%, 09/10/20	1,492,500	1,491,575
Community Health Systems, Inc. Term D Loan
4.25%, 01/27/21	997,500	1,005,171
CompuCom Systems, Inc. Term B Loan
4.25%, 05/09/20	1,931,560	1,927,330
Cooper-Standard Automotive, Inc. Term B Loan
0.00%, 03/28/21S	750,000	750,473
CPG International, Inc. Term B Loan
4.75% ,09/30/20	995,000	996,662
CWGS Group LLC Term B Loan
5.75%, 02/20/20	496,875	499,359
Del Monte Foods, Inc. Term Loan
4.25%, 11/26/20	500,000	500,615
Dell International LLC Term B Loan
4.50%, 04/29/20	1,276,800	1,267,492
Delta 2 Lux S.à r.l. Term B Loan
4.50%, 04/30/19	1,488,722	1,497,327
Dole Food Co., Inc. Term B Loan
4.50%-5.75%, 11/01/18	498,750	500,620
DS Waters of America, Inc. Term Loan
5.25%, 09/03/20	1,243,750	1,262,406
Entegris, Inc. Term B Loan
0.00%, 03/25/21S	1,000,000	997,500
Exopack Holdngs SA Term B Loan
5.25%, 05/08/19	698,250	705,449

122	See Notes to Schedules of Investments.

	Par	Value
Fairmount Minerals, Ltd. Term B-2 Loan
4.50%, 09/05/19	$1,246,875	$1,257,785
Fieldwood Energy LLC Term B Loan
3.88%, 09/25/18	437,801	437,722
Fieldwood Energy LLC Term Loan
8.13%, 09/30/20	400,000	416,084
Filtration Group, Inc. Term B Loan
4.50%, 11/21/20	498,750	501,658
Flexera Software LLC Term Loan
0.00%, 04/02/20S	1,000,000	995,000
Foresight Energy LLC Term B Loan
5.50%, 08/23/20	1,069,625	1,074,310
Garda World Security Corporation Delayed Draw Term B-DD Loan
4.00%, 11/08/20	101,597	101,724
Garda World Security Corporation Term B Loan
4.00%, 11/08/20	397,153	397,649
Gardner Denver, Inc. Term Loan
4.25%, 07/30/20	1,741,250	1,740,466
Genesys Telecommunications Laboratories, Inc. Term B Loan
4.00%, 02/08/20	992,481	991,548
Getty Images, Inc. Term B Loan
4.75%, 10/18/19	992,462	950,491
Great Wolf Resorts, Inc. Term B Loan
4.50%, 08/06/20	992,500	994,733
HGIM Corporation Term B Loan
5.50%, 06/18/20	995,000	995,418
HUB International, Ltd. Term B Loan
4.75%, 10/02/20	1,741,250	1,741,981
Hudson’s Bay Co. Term B Loan
4.75%, 11/04/20	786,250	796,078
IMG Worldwide, Inc. Term B Loan
0.00%, 03/21/21S	1,500,000	1,489,695
Infor US, Inc. Term B-3 Loan
3.75%, 06/03/20	983,734	979,632
Integra Telecom Holdings, Inc. Term Loan
5.25%, 02/22/19	992,481	996,739
Interactive Data Corporation Term B Loan
3.75%, 02/11/18	1,236,524	1,234,595
ION Media Networks, Inc. Term B Loan
5.00%, 12/18/20	798,000	802,988
J. Crew Group, Inc. Term B Loan
4.00%, 03/05/21	1,269,579	1,266,088
Jo-Ann Stores, Inc. Term Loan
4.00%, 03/18/18	744,361	742,500
Kronos, Inc. Term B Loan
0.00%, 10/30/19S	250,000	251,688
9.75%, 04/30/20	750,000	776,250
Level 3 Financing, Inc. Term B-III Loan
4.00%, 08/01/19	1,250,000	1,252,813
Lineage Logistics LLC Term Loan
0.00%, 03/31/21S	1,250,000	1,243,750
LTS Buyer LLC Term B Loan
4.00%, 04/13/20	1,240,625	1,232,102
MacDermid, Inc. Term Loan
4.00%, 06/07/20	992,500	994,237
McJunkin Red Man Corporation Term B Loan
4.75%, 11/09/19	497,500	503,201
Mission Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	1,037,005	1,037,970
MoneyGram International, Inc. Term B Loan
4.25%, 03/28/20	992,481	993,722
Monitronics International, Inc. Term B Loan
4.25%, 03/23/18	496,231	496,231
MPH Acquisition Holdings LLC Term B Loan
0.00%, 03/31/21S	1,000,000	997,500
MultiPlan, Inc. Term B-1 Loan
0.00%, 08/18/17S	880,734	878,532
Murray Energy Corporation Term B Loan
5.25%, 12/05/19	700,000	705,250
National Vision, Inc. Term B Loan
0.00%, 03/13/21S	1,250,000	1,240,625
Neiman Marcus Group, Ltd. LLC Term Loan
4.25%, 10/25/20	997,500	1,000,094
Nexstar Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	207,401	207,594
OXEA S.à r.l. Term Loan
8.25%, 06/06/20	750,000	765,232
Pacific Drilling SA Term B Loan
4.50%, 06/03/18	794,000	796,580
Pacific Industrial Services BidCo Proprietary, Ltd. Term B Loan
5.00%, 10/02/18	1,492,500	1,511,156
Par Pharmaceutical Cos., Inc. Term B Loan
4.00%, 09/28/19	1,984,975	1,986,067

See Notes to Schedules of Investments.	123

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Performance Food Group, Inc. Term Loan
6.25%, 11/14/19	$992,500	$1,005,730
PharMEDium Healthcare Corporation Term Loan
4.25%, 01/28/21	1,000,000	999,380
Ply Gem Industries, Inc. Term B Loan
4.00%, 01/30/21	1,000,000	1,000,420
PVH Corporation Term B Loan
3.25%, 02/13/20	1,100,000	1,101,749
Quebecor Media, Inc. Term B Loan
3.25%, 08/17/20	995,000	989,199
Ravago Holdings America, Inc. Term B Loan
5.55%, 12/20/20	500,000	504,375
RCS Capital Corporation Term Loan
0.00%, 03/21/19S	750,000	753,750
Sabre, Inc. Term B-2 Loan
4.50%, 02/19/19	995,000	994,503
SAM Finance Lux S.à r.l. Term B Loan
4.25%, 11/26/20	498,750	499,688
Sandy Creek Energy Associates LP Term B Loan
5.00%, 11/08/20	299,250	299,026
Seadrill Operating LP Term B Loan
4.00%, 02/21/21	498,750	497,114
Sedgwick, Inc. Term Loan
3.75%, 02/28/21	900,000	889,875
Sequa Corporation Term B Loan
5.25%, 06/19/17	1,489,943	1,457,656
Spin Holdco, Inc. Term B Loan
4.25%, 11/08/19	995,006	993,265
Springer Science + Business Media GmbH Term B-2 Loan
5.00%, 08/15/20	1,492,500	1,493,619
Syncreon Group BV Term B Loan
5.25%, 10/28/20	498,750	499,373
Syniverse Holdings, Inc. Term B Loan
4.00%, 04/23/19	1,211,902	1,212,411
Templar Energy LLC Term Loan
8.00%, 11/25/20	500,000	504,690
TGGT Holdings LLC Term B Loan
6.50%, 11/15/18	592,500	596,944
TMS International Corporation Term B Loan
4.50%, 10/16/20	498,750	499,373
TNT Crane & Rigging, Inc. Term Loan
5.50%, 11/27/20	498,750	503,738
10.00%, 11/27/21	250,000	250,625
Toys “R” Us Property Co. I LLC Term B Loan
6.00%, 08/21/19	498,750	481,917
TransUnion LLC Term B Loan
0.00%, 03/24/21S	1,000,000	1,001,670
Tribune Co. Term B Loan
4.00%, 12/27/20	1,246,875	1,245,628
Univision Communications, Inc. Term C-3 Loan
4.00%, 03/01/20	1,240,602	1,238,170
US Foods, Inc. Term B Loan
4.50%, 03/31/19	1,488,750	1,495,077
VAT Holding AG Term B Loan
4.75%, 02/11/21	1,000,000	1,004,580
Verint Systems, Inc. Term B Loan
3.50%, 09/06/19	1,000,000	996,750
Walter Investment Management Corporation Term Loan
4.75%, 12/19/20	498,750	495,383
West Corporation Term B-10 Loan
3.25%, 06/30/18	728,015	724,033
WideOpenWest Finance LLC Term B Loan
4.75%, 04/01/19	992,481	992,789
Zayo Group LLC Term B Loan
4.00%, 07/02/19	496,215	496,339
Ziggo BV Delayed Draw Term B3-DD Loan
0.00%, 01/15/22S	509,489	503,686
Ziggo BV Term B-1 Loan
0.00%, 01/15/22S	480,723	475,248
Ziggo BV Term B-2 Loan
0.00%, 01/15/22S	309,787	306,259

Total Loan Agreements (Cost $107,593,131)		107,996,236

124	See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUND — 4.0%
GuideStone Money Market Fund (GS4 Class)¥ (Cost $4,461,004)	4,461,004	$4,461,004

TOTAL INVESTMENTS — 99.7% (Cost $112,054,135)		112,457,240
Other Assets in Excess of Liabilities — 0.3%		366,921

NET ASSETS — 100.0%		$112,824,161

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Loan Agreements	$107,996,236	$—	$102,608,073	$5,388,163
Money Market Fund	4,461,004	4,461,004	—	—

Total Assets — Investments in Securities	$112,457,240	$4,461,004	$102,608,073	$5,388,163

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Loan Agreements
Balance, 12/31/13	$7,100,142	$7,100,142
Accrued discounts/premiums	2,029	2,029
Realized gain (loss)	247	247
Change in unrealized appreciation (depreciation)	24,886	24,886
Purchases	1,990,006	1,990,006
Sales	(31,865)	(31,865)
Transfers in to Level 3(1)	1,780,622	1,780,622
Transfers out of Level 3(2)	(5,477,904)	(5,477,904)
Maturities	—	—
Paydowns	—	—

Balance, 03/31/14	$5,388,163	$5,388,163

(1)

Transfers into Level 3 represent the value of securities at March 31, 2014 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2014 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	125

REAL ASSETS FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.3%
GuideStone Money Market Fund (GS4 Class)¥	785,581	$785,581
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,199,541	12,391,261
GuideStone Flexible Income Fund (GS4 Class)¥	634,428	6,376,006
GuideStone Real Estate Securities Fund (GS4 Class)¥	591,611	5,732,706
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	647,128	6,646,006
Credit Suisse Commodity Return Strategy Fund*	859,790	6,594,588

Total Mutual Funds (Cost $38,504,075)		38,526,148

TOTAL INVESTMENTS — 100.3% (Cost $38,504,075)		38,526,148
Liabilities in Excess of Other Assets — (0.3)%		(106,128)

NET ASSETS — 100.0%		$38,420,020

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$38,526,148	$38,526,148	$—	$—

Total Assets — Investments in Securities	$38,526,148	$38,526,148	$—	$—

126	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 48.1%
Financial Services — 48.1%
Acadia Realty Trust REITΔ	26,464	$698,120
Alexandria Real Estate Equities, Inc. REITΔ	23,496	1,704,870
American Campus Communities, Inc. REIT	63,629	2,376,543
AvalonBay Communities, Inc. REIT	24,163	3,173,085
Boston Properties, Inc. REITΔ	54,653	6,259,408
BRE Properties, Inc. REIT	24,407	1,532,271
Camden Property Trust REITΔ	24,054	1,619,796
CBL & Associates Properties, Inc. REITΔ	52,031	923,550
Chesapeake Lodging Trust REIT	21,653	557,132
CommonWealth REITΔ	14,636	384,927
CoreSite Realty Corporation REITΔ	43,260	1,341,060
Cousins Properties, Inc. REIT	99,620	1,142,641
CubeSmart REIT	78,922	1,354,302
DCT Industrial Trust, Inc. REIT	323,999	2,553,112
DDR Corporation REIT	85,610	1,410,853
DiamondRock Hospitality Co. REIT	66,459	780,893
Digital Realty Trust, Inc. REITΔ	9,981	529,792
Douglas Emmett, Inc. REITΔ	111,199	3,017,941
Duke Realty Corporation REIT	199,313	3,364,403
DuPont Fabros Technology, Inc. REITΔ	4,739	114,068
Equity One, Inc. REITΔ	70,777	1,581,158
Equity Residential REITΔ	99,307	5,758,813
Essex Property Trust, Inc. REIT	10,052	1,709,343
Extra Space Storage, Inc. REIT	38,284	1,857,157
Federal Realty Investment Trust REITΔ	17,161	1,968,710
First Industrial Realty Trust, Inc. REITΔ	48,138	930,026
General Growth Properties, Inc. REIT	175,838	3,868,436
Glimcher Realty Trust REITΔ	76,009	762,370
HCP, Inc. REIT	39,277	1,523,555
Health Care REIT, Inc.	83,317	4,965,693
Healthcare Realty Trust, Inc. REITΔ	40,511	978,341
Home Properties, Inc. REITΔ	16,023	963,303
Host Hotels & Resorts, Inc. REITΔ	90,803	1,837,853
Kilroy Realty Corporation REITΔ	33,547	1,965,183
Kite Realty Group Trust REIT	80,498	482,988
LaSalle Hotel Properties REITΔ	28,157	881,596
Lexington Realty Trust REITΔ	54,776	597,606
LTC Properties, Inc. REITΔ	20,785	782,140
Macerich Co. (The) REIT	23,725	1,478,779
Mack-Cali Realty Corporation REITΔ	20,267	421,351
Mid-America Apartment Communities, Inc. REIT	19,100	1,303,957
National Health Investors, Inc. REITΔ	12,527	757,382
National Retail Properties, Inc. REITΔ	80,130	2,750,062
Post Properties, Inc. REIT	20,064	985,142
Prologis, Inc. REIT	71,839	2,933,186
Public Storage REIT	23,008	3,876,618
Realty Income Corporation REITΔ	26,576	1,085,895
Regency Centers Corporation REIT	26,129	1,334,147
Retail Properties of America, Inc. Class A REITΔ	66,545	901,019
RLJ Lodging Trust REIT	89,008	2,380,074
Sabra Health Care REIT, Inc.Δ	27,655	771,298
Simon Property Group, Inc. REITΔ	73,360	12,031,040
SL Green Realty Corporation REITΔ	22,203	2,234,066
Spirit Realty Capital, Inc. REIT	260,564	2,860,993
Sunstone Hotel Investors, Inc. REIT	176,108	2,417,963
Ventas, Inc. REIT	76,335	4,623,611
Vornado Realty Trust REIT	28,402	2,799,301
Weingarten Realty Investors REITΔ	20,905	627,150

Total Common Stocks (Cost $111,299,461)		116,826,072

FOREIGN COMMON STOCKS — 48.9%
Australia — 6.3%
Australand Property Group REIT	23,017	90,080
Dexus Property Group REIT	1,793,900	1,763,488
Federation Centres, Ltd. REIT	457,624	1,001,588
GDI Property Group REIT*	220,725	182,184
Goodman Group REIT	488,617	2,143,375
GPT Group REIT	232,533	789,286
Investa Office Fund REIT	25,563	76,811
Mirvac Group REIT	1,315,892	2,074,616
Stockland REIT	440,817	1,533,056
Westfield Group REIT	440,914	4,191,276
Westfield Retail Trust REIT*	534,412	1,476,934

		15,322,694

Austria — 0.2%
CA Immobilien Anlagen AGΔ*	20,626	372,670

Belgium — 0.1%
Warehouses De Pauw SCA REIT	3,830	287,724

Canada — 3.6%
Allied Properties Real Estate Investment Trust REIT	74,012	2,309,737
Boardwalk Real Estate Investment Trust REIT	30,825	1,690,844
Canadian Real Estate Investment Trust REIT	15,400	627,841
Chartwell Retirement Residences REITΔ	124,307	1,170,543
First Capital Realty, Inc.Δ	44,492	706,318
RioCan Real Estate Investment Trust REITΔ	91,682	2,208,495

		8,713,778

Cayman Islands — 0.8%
Agile Property Holdings, Ltd.Δ	282,000	231,227
Country Garden Holdings Co., Ltd.Δ	1,035,000	432,334
New World China Land, Ltd.	168,621	142,175
Shimao Property Holdings, Ltd.Δ	560,120	1,227,621

		2,033,357

See Notes to Schedules of Investments.	127

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Finland — 0.2%
Citycon OYJ	113,000	$401,642

France — 3.9%
Cegereal REIT	4,174	140,308
Gecina SA REIT	6,662	885,672
ICADE REIT	11,200	1,108,011
Klepierre REITΔ	40,536	1,813,836
Societe Fonciere Lyonnaise SA REIT	4,500	234,929
Unibail-Rodamco SE REIT	20,702	5,376,069

		9,558,825

Germany — 1.5%
alstria office REIT-AG	36,700	491,949
Deutsche Wohnen AGΔ	48,500	1,039,663
DIC Asset AG	67,787	626,908
LEG Immobilien AG*	18,300	1,200,302
TAG Immobilien AGΔ	30,071	372,848

		3,731,670

Guernsey — 0.1%
NewRiver Retail, Ltd. REIT	57,300	261,744

Hong Kong — 6.1%
Cheung Kong Holdings, Ltd.	42,090	697,837
Hang Lung Properties, Ltd.	131,000	376,626
Henderson Land Development Co., Ltd.	153,000	892,574
Hongkong Land Holdings, Ltd.	370,000	2,349,500
Hysan Development Co., Ltd.	221,209	962,522
Link REIT (The)	289,000	1,421,434
New World, Ltd. LP	300,000	61,884
New World Development Co., Ltd.+	800,000	804,486
Sun Hung Kai Properties, Ltd.	298,794	3,659,567
Swire Properties, Ltd.	389,200	1,108,918
Wharf Holdings, Ltd.	266,000	1,700,973
Wheelock & Co., Ltd.	173,445	677,546

		14,713,867

Ireland — 0.2%
Hibernia REIT PLC*	270,000	393,542

Italy — 0.1%
Beni Stabili SpA REITΔ	342,000	294,474

Japan — 12.7%
Advance Residence Investment Corporation REIT	341	726,171
Frontier Real Estate Investment Corporation REITΔ	111	590,408
Global One Real Estate Investment Corporation REITΔ	100	293,562
GLP J-REIT	535	538,551
Industrial & Infrastructure Fund Investment Corporation REIT	53	435,954
Japan Hotel REIT Investment Corporation	224	102,218
Japan Prime Realty Investment Corporation REIT	155	501,574
Japan Real Estate Investment Corporation REIT	224	1,124,178
Japan Retail Fund Investment Corporation REIT	540	1,063,101
Kenedix Office Investment Corporation REIT	57	282,750
Mitsubishi Estate Co., Ltd.	280,689	6,651,798
Mitsui Fudosan Co., Ltd.	223,198	6,809,577
Mori Trust Sogo Reit, Inc. REIT	124	186,814
Nippon Accommodations Fund, Inc. REIT	256	856,930
Nippon Building Fund, Inc. REIT	190	992,201
Nippon Prologis REIT, Inc.	233	469,996
Nomura Real Estate Master Fund, Inc. REIT	835	858,339
Nomura Real Estate Office Fund, Inc. REIT	260	1,134,816
NTT Urban Development Corporation	68,600	646,022
Orix JREIT, Inc. REIT	265	330,688
Sumitomo Realty & Development Co., Ltd.	89,878	3,519,710
Tokyo Tatemono Co., Ltd.Δ	192,671	1,652,026
Tokyu REIT, Inc.	911	1,102,397

		30,869,781

Jersey — 0.4%
LXB Retail Properties PLC*	380,000	791,891
Max Property Group PLC*	54,329	138,465

		930,356

Luxembourg — 0.2%
GAGFAH SA*	32,311	490,539

Netherlands — 0.9%
Corio NV REIT	28,013	1,280,107
Wereldhave NV REIT	11,901	1,013,078

		2,293,185

Norway — 0.3%
Norwegian Property ASA	679,000	822,130

Singapore — 3.5%
Ascendas Real Estate Investment Trust REIT	370,000	664,759
CapitaCommercial Trust REITΔ	976,678	1,153,007
CapitaLand, Ltd.	752,000	1,727,705
CapitaMall Trust REIT	447,000	671,619
CapitaMalls Asia, Ltd.	528,884	752,605
City Developments, Ltd.	37,000	297,082
Global Logistic Properties, Ltd.	1,087,000	2,289,967
Keppel Land, Ltd.	114,000	304,508
Suntec Real Estate Investment Trust REIT	467,000	616,281

		8,477,533

Spain — 0.3%
Lar Espana Real Estate Socimi SA*	54,355	777,281

Sweden — 0.7%
Fabege ABΔ	53,500	697,650
Fastighets AB Balder Class B*	34,401	417,236
Wihlborgs Fastigheter AB	24,143	470,006

		1,584,892

Switzerland — 0.7%
PSP Swiss Property AG*	18,827	1,769,723

United Kingdom — 6.1%
Big Yellow Group PLC REIT	47,160	429,671
British Land Co. PLC REIT	275,626	3,005,175
Capital & Counties Properties PLC	252,687	1,474,425
Derwent London PLC REIT	35,298	1,594,745

128	See Notes to Schedules of Investments.

	Shares	Value
Great Portland Estates PLC REIT	69,000	$725,856
Hammerson PLC REIT	175,000	1,616,291
Land Securities Group PLC REIT	168,342	2,865,431
Quintain Estates & Development PLC*	280,000	480,803
Safestore Holdings PLC REIT	125,000	493,890
Segro PLC REIT	85,554	473,533
ST Modwen Properties PLC	64,000	426,787
Unite Group PLC	91,574	662,573
Workspace Group PLC REIT	44,558	440,135

		14,689,315

Total Foreign Common Stocks (Cost $122,818,349)		118,790,722

MONEY MARKET FUNDS — 17.7%
GuideStone Money Market Fund (GS4 Class)¥	5,148,014	5,148,014
Northern Institutional Liquid Assets Portfolio§	37,929,687	37,929,687

Total Money Market Funds (Cost $43,077,701)		43,077,701

TOTAL INVESTMENTS — 114.7% (Cost $277,195,511)		278,694,495
Liabilities in Excess of Other Assets — (14.7)%		(35,755,512)

NET ASSETS — 100.0%		$242,938,983

See Notes to Schedules of Investments.	129

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$116,826,072	$116,826,072	$—	$—
Foreign Common Stocks:
Australia	15,322,694	15,322,694	—	—
Austria	372,670	372,670	—	—
Belgium	287,724	287,724	—	—
Canada	8,713,778	8,713,778	—	—
Cayman Islands	2,033,357	2,033,357	—	—
Finland	401,642	401,642	—	—
France	9,558,825	9,558,825	—	—
Germany	3,731,670	3,731,670	—	—
Guernsey	261,744	261,744	—	—
Hong Kong	14,713,867	14,651,983	—	61,884
Ireland	393,542	393,542	—	—
Italy	294,474	294,474	—	—
Japan	30,869,781	30,869,781	—	—
Jersey	930,356	930,356	—	—
Luxembourg	490,539	490,539	—	—
Netherlands	2,293,185	2,293,185	—	—
Norway	822,130	822,130	—	—
Singapore	8,477,533	8,477,533	—	—
Spain	777,281	777,281	—	—
Sweden	1,584,892	1,584,892	—	—
Switzerland	1,769,723	1,769,723	—	—
United Kingdom	14,689,315	14,689,315	—	—
Money Market Funds	43,077,701	43,077,701	—	—

Total Assets — Investments in Securities	$278,694,495	$278,632,611	$—	$61,884

Other Financial Instruments***
Futures Contracts	$62,859	$62,859	$—	$—

Total Assets — Other Financial Instruments	$62,859	$62,859	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2014 is $44,464,963.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2014.

130	See Notes to Schedules of Investments.

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 31.9%
Energy — 21.1%
Cabot Oil & Gas Corporation	299,772	$10,156,275
Concho Resources, Inc.Δ*	65,607	8,036,858
Denbury Resources, Inc.Δ	459,000	7,527,600
Laredo Petroleum, Inc.Δ*	228,362	5,905,441
Noble Energy, Inc.	107,829	7,660,172
Range Resources CorporationΔ	74,600	6,189,562
Rosetta Resources, Inc.Δ*	159,396	7,424,666
Southwestern Energy Co.*	126,705	5,829,697

		58,730,271

Materials & Processing — 7.7%
Compass Minerals International, Inc.	79,400	6,552,088
Mosaic Co. (The)	216,370	10,818,500
Royal Gold, Inc.Δ	57,000	3,569,340
Stillwater Mining Co.Δ*	45,500	673,855

		21,613,783

Utilities — 3.1%
Calpine Corporation*	408,570	8,543,199

Total Common Stocks (Cost $84,041,367)		88,887,253

FOREIGN COMMON STOCKS — 62.8%
Australia — 6.8%
Evolution Mining, Ltd.Δ	897,000	715,417
Gold Road Resources, Ltd.*	228,288	34,933
Gold Road Resources, Ltd.+*	1,429,000	218,668
Gryphon Minerals, Ltd.*	976,000	140,298
Iluka Resources, Ltd.	985,506	9,057,356
Mineral Resources, Ltd.	573,523	6,106,062
Newcrest Mining, Ltd.*	184,000	1,687,651
Papillon Resources, Ltd.*	731,000	898,259

		18,858,644

Bermuda — 1.5%
Continental Gold, Ltd.Δ*	241,000	832,763
Kosmos Energy, Ltd.*	291,300	3,204,300

		4,037,063

Canada — 37.0%
Agnico Eagle Mines, Ltd.Δ	47,000	1,421,750
Alamos Gold, Inc.	83,000	750,041
ARC Resources, Ltd.Δ	156,400	4,307,897
Argonaut Gold, Inc.Δ*	368,000	1,604,487
Asanko Gold, Inc.Δ*	341,000	707,772
AuRico Gold, Inc.Δ	522,000	2,270,700
B2Gold CorporationΔ*	1,012,000	2,736,242
Bear Creek Mining Corporation*	193,100	323,143
Belo Sun Mining CorporationΔ*	289,000	101,954
Castle Mountain Mining Co., Ltd.*	216,000	195,387
Cayden Resources, Inc.*	80,000	146,178
Eastmain Resources, Inc.Δ*	215,000	72,931
Eldorado Gold CorporationΔ	683,000	3,811,140
First Quantum Minerals, Ltd.Δ	612,600	11,321,047
Fortuna Silver Mines, Inc.Δ*	112,000	411,040
Franco-Nevada CorporationΔ	63,000	2,889,180
Gold Canyon Resources, Inc.*	209,000	55,771
Goldcorp, Inc.	488,239	11,952,091
Guyana Goldfields, Inc.Δ*	200,000	443,238
Hudbay Minerals, Inc.Δ	421,800	3,285,822
Klondex Mines, Ltd.*	383,000	665,183
Midway Gold CorporationΔ*	366,000	384,300
New Gold, Inc.*	1,764,362	8,612,593
Orezone Gold Corporation*	347,000	172,637
Osisko Mining Corporation*	837,000	5,209,010
Painted Pony Petroleum, Ltd.*	264,300	2,137,351
Peyto Exploration & Development CorporationΔ	272,700	9,304,608
Premier Gold Mines, Ltd.*	93,000	158,996
Pretium Resources, Inc.Δ*	66,000	383,284
Primero Mining CorporationΔ*	317,000	2,285,570
Romarco Minerals, Inc.Δ*	380,000	240,615
Roxgold, Inc.*	755,400	437,319
Rubicon Minerals CorporationΔ*	316,000	332,334
Sabina Gold & Silver CorporationΔ*	403,000	284,342
SEMAFO, Inc.Δ	237,000	836,092
Silver Wheaton CorporationΔ	135,000	3,064,500
Sulliden Gold Corporation, Ltd.*	447,000	315,387
Tahoe Resources, Inc.Δ*	145,600	3,077,948
Timmins Gold Corporation*	521,000	655,079
Torex Gold Resources, Inc.*	1,085,000	1,050,158
Tourmaline Oil Corporation*	4,600	217,455
Turquoise Hill Resources Ltd.Δ*	3,596,880	11,977,610
Yamana Gold, Inc.	292,000	2,563,760

		103,173,942

Chile — 4.5%
Sociedad Quimica y Minera de Chile SA ADRΔ	394,632	12,525,620

Jersey — 2.0%
Lydian International, Ltd.Δ*	335,000	303,030
Randgold Resources, Ltd. ADR	72,000	5,400,000

		5,703,030

Papua New Guinea — 3.0%
Oil Search, Ltd.	1,075,377	8,437,225

South Africa — 0.5%
AngloGold Ashanti, Ltd. ADRΔ	84,000	1,434,720

United Kingdom — 7.5%
Amara Mining PLC*	594,000	155,969
Antofagasta PLC	529,094	7,369,722
Fresnillo PLC	92,000	1,293,733
Ophir Energy PLC*	1,479,564	5,919,933
Salamander Energy PLC*	1,010,153	1,709,327
Tullow Oil PLC	364,486	4,548,251

		20,996,935

Total Foreign Common Stocks (Cost $178,106,626)		175,167,179

RIGHTS/WARRANTS — 0.0%
Amara Mining PLC Rights, Expires 04/11/14+* (Cost $0)	66,000	—

See Notes to Schedules of Investments.	131

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 22.0%
GuideStone Money Market Fund (GS4 Class)¥	14,556,276	$14,556,276
Northern Institutional Liquid Assets Portfolio§	46,965,808	46,965,808

Total Money Market Funds (Cost $61,522,084)		61,522,084

TOTAL INVESTMENTS — 116.7% (Cost $323,670,077)		325,576,516
Liabilities in Excess of Other Assets — (16.7)%		(46,557,099)

NET ASSETS — 100.0%		$279,019,417

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$88,887,253	$88,887,253	$—	$—
Foreign Common Stocks:
Australia	18,858,644	18,639,976	—	218,668
Bermuda	4,037,063	4,037,063	—	—
Canada	103,173,942	103,173,942	—	—
Chile	12,525,620	12,525,620	—	—
Jersey	5,703,030	5,703,030	—	—
Papua New Guinea	8,437,225	8,437,225	—	—
South Africa	1,434,720	1,434,720	—	—
United Kingdom	20,996,935	20,996,935	—	—
Money Market Funds	61,522,084	61,522,084	—	—
Rights/Warrants	—	—	—	—

Total Assets — Investments in Securities	$325,576,516	$325,357,848	$—	$218,668

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2014.

132	See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by the Board of Trustees of the Trust (the “Board of Trustees”) and under the direction of a valuation committee appointed by the Board of Trustees. The valuation committee is comprised of individuals from the Adviser and BNY Mellon Investment Servicing (US) Inc. who previously have been identified to the Board. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2,

“Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation, Date Target and Real Assets Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds, Credit Suisse Commodity Return Strategy Fund and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3	–	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” management has not presented quantitative disclosures as the securities which are advisor priced or valued by the valuation committee are immaterial. Additionally, there have been no adjustments to prices received from third parties as of March 31, 2014.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

b. Fixed Income Securities

The Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended March 31, 2014, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

The problems faced by the GSEs, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase) and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011, both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In August 2012, the U.S. Treasury announced a set of modifications to the Preferred Stock Purchase Agreements between the U.S. Treasury and the FHFA. Instead of receiving 10% dividends from the GSEs, the U.S. Treasury is taking a quarterly sweep of all profits earned by the firms.

Serious discussions among policymakers continue, however, as to what role the U.S. Government should play in the U.S. housing market. Fannie Mae and Freddie Mac are also the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the

Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

d. Loan Participations

The Bond Funds, Small Cap Equity Fund and the Flexible Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

e. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

f. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

g. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At March 31, 2014, the value of securities sold short in the Low-Duration Bond, Medium-Duration Bond and International Equity Funds amounted to $21,076,819, $12,473,976 and $96,399,256, respectively.

h. Synthetic Convertible Instruments

The Defensive Market Strategies Fund invests in synthetic convertible instruments. Synthetic convertible instruments are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from synthetic convertible instruments will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

i. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

2. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These up-front payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended March 31, 2014, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any up-front payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by up-front payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, up-front payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk.

Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of March 31, 2014, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $6,715,606 and $23,242,000, respectively, and the sellers (“providing protection”) on a total notional amount of $1,200,000 and $17,600,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event was to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$23,123	$—	$—	$—	$23,123
Maximum potential amount of future payments	1,200,000	—	—	—	1,200,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—
Medium-Duration Bond Fund
Fair value of written credit derivatives	$361,022	$2,434	$193,629	$—	$557,085
Maximum potential amount of future payments	4,100,000	1,000,000	12,500,000	—	17,600,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At March 31, 2014, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$—	$—	$1,200,000	$—	$—	$1,200,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$1,200,000	$—	$—	$1,200,000

Medium-Duration Bond Fund
0 - 100	$—	$—	$16,820,000	$—	$—	$16,820,000
101 - 250	—	—	1,000,000	—	—	1,000,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$17,820,000	$—	$—	$17,820,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 03/31/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$7,072	$—	$—	$—	$7,072

MyDestination 2015
Futures	$62,924	$(14,491)	$—	$—	$77,415

MyDestination 2025
Futures	$84,453	$(10,209)	$—	$—	$94,662

MyDestination 2035
Futures	$92,311	$(4,479)	$—	$—	$96,790

MyDestination 2045
Futures	$77,088	$(1,104)	$—	$—	$78,192

MyDestination 2055
Futures	$4,970	$—	$—	$—	$4,970

Conservative Allocation
Futures	$13,569	$(2,656)	$—	$—	$16,225

Balanced Allocation
Futures	$230,876	$(11,938)	$—	$—	$242,814

	Asset Derivative Value
Fund	Total Value at 03/31/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Growth Allocation
Futures	$246,526	$(3,032)	$—	$—	$249,558

Aggressive Allocation
Futures	$293,600	$—	$—	$—	$293,600

Conservative Allocation I
Futures	$2,485	$—	$—	$—	$2,485

Balanced Allocation I
Futures	$51,546	$(1,719)	$—	$—	$53,265

Growth Allocation I
Futures	$67,234	$(404)	$—	$—	$67,638

Aggressive Allocation I
Futures	$51,415	$—	$—	$—	$51,415

Low-Duration Bond
Forwards	$334,061	$—	$334,061	$—	$—
Futures	(175,011)	(175,011)	—	—	—
Purchased Options	186,047	186,047	—	—	—
Swaps	515,640	455,785	—	59,855	—

Totals	$860,737	$466,821	$334,061	$59,855	$—

Medium-Duration Bond
Forwards	$340,153	$—	$340,153	$—	$—
Futures	(129,237)	(129,237)	—	—	—
Purchased Options	240,664	240,664	—	—	—
Swaps	857,516	308,781	—	548,735	—

Totals	$1,309,096	$420,208	$340,153	$548,735	$—

Global Bond Fund
Forwards	$205,104	$—	$205,104	$—	$—
Purchased Options	6,302	—	6,302	—	—

Totals	$211,406	$—	$211,406	$—	$—

Defensive Market Strategies
Forwards	$6,117	$—	$6,117	$—	$—
Futures	235,358	—	—	—	235,358

Totals	$241,475	$—	$6,117	$—	$235,358

Equity Index
Futures	$152,830	$—	$—	$—	$152,830

Value Equity
Futures	$551,266	$—	$—	$—	$551,266

Growth Equity Fund
Futures	$446,958	$—	$—	$—	$446,958

Small Cap Equity
Forwards	$7,941	$—	$7,941	$—	$—
Futures	(99,888)	—	—	—	(99,888)

Totals	$(91,947)	$—	$7,941	$—	$(99,888)

International Equity
Forwards	$1,818,299	$—	$1,818,299	$—	$—
Futures	1,973,877	—	—	—	1,973,877

Totals	$3,792,176	$—	$1,818,299	$—	$1,973,877

	Asset Derivative Value
Fund	Total Value at 03/31/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Emerging Markets Equity
Forwards	$1,055,265	$—	$1,055,265	$—	$—
Futures	1,703,778	—	—	—	1,703,778

Totals	$2,759,043	$—	$1,055,265	$—	$1,703,778

Inflation Protected Bond
Forwards	$120,996	$—	$120,996	$—	$—
Futures	(42,050)	(42,050)	—	—	—
Purchased Options	259,619	233,387	26,232	—	—

Totals	$338,565	$191,337	$147,228	$—	$—

Real Estate Securities
Futures	$62,859	$—	$—	$—	$62,859

	Liability Derivative Value
Fund	Total Value at 03/31/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$823,365	$—	$823,365	$—	$—
Futures	(364,775)	(364,775)	—	—	—
Swaps	2,746,540	2,012,352	—	734,188	—
Written Options	320,287	320,287	—	—	—

Totals	$3,525,417	$1,967,864	$823,365	$734,188	$—

Medium-Duration Bond
Forwards	$489,068	$—	$489,068	$—	$—
Futures	(451,800)	(439,026)	(12,774)	—	—
Swaps	1,510,098	1,293,335	—	216,763	—
Written Options	390,907	390,907	—	—	—

Totals	$1,938,273	$1,245,216	$476,294	$216,763	$—

Global Bond Fund
Forwards	$614,806	$—	$614,806	$—	$—
Futures	12,929	12,929	—	—	—

Totals	$627,735	$12,929	$614,806	$—	$—

Defensive Market Strategies
Forwards	$2,969	$—	$2,969	$—	$—
Written Options	292,455	—	—	—	292,455

Totals	$295,424	$—	$2,969	$—	$292,455

Small Cap Equity
Forwards	$41,212	$—	$41,212	$—	$—

Totals	$41,212	$—	$41,212	$—	$—

International Equity
Forwards	$1,765,188	$—	$1,765,188	$—	$—
Futures	790,874	—	—	—	790,874

Totals	$2,556,062	$—	$1,765,188	$—	$790,874

Emerging Markets Equity
Forwards	$1,045,019	$—	$1,045,019	$—	$—
Futures	109,043	—	—	—	109,043

Totals	$1,154,062	$—	$1,045,019	$—	$109,043

	Liability Derivative Value
Fund	Total Value at 03/31/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Inflation Protected Bond
Forwards	$100,292	$—	$100,292	$—	$—
Futures	227,174	227,174	—	—	—
Written Options	174,112	133,278	40,834	—	—

Totals	$501,578	$360,452	$141,126	$—	$—

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended March 31, 2014. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$570,255	$—	$—
MyDestination 2015	—	6,082,307	—	—
MyDestination 2025	—	8,699,171	—	—
MyDestination 2035	—	6,407,464	—	—
MyDestination 2045	—	4,522,310	—	—
MyDestination 2055	—	299,394	—	—
Conservative Allocation	—	3,846,483	—	—
Balanced Allocation	—	24,366,424	—	—
Growth Allocation	—	17,878,005	—	—
Aggressive Allocation	—	16,729,360	—	—
Conservative Allocation I	—	206,229	—	—
Balanced Allocation I	—	5,825,544	—	—
Growth Allocation I	—	4,215,301	—	—
Aggressive Allocation I	—	2,984,617	—	—
Low-Duration Bond	26,486,032	253,699,379	151,445	67,515,606
Medium-Duration Bond	19,528,713	222,507,806	218,942	64,220,000
Global Bond	14,408,507	3,701,757	78,014	—
Defensive Market Strategies	1,082,280	28,421,764	61,689	—
Equity Index	—	13,554,516	—	—
Value Equity	—	45,984,620	—	—
Growth Equity	—	55,595,090	—	—
Small Cap Equity	1,621,146	75,556,438	8,114	—
International Equity	260,175,003	133,663,369	—	—
Emerging Markets Equity	85,682,069	41,250,914	—	—
Inflation Protected Bond	9,898,061	55,459,471	59,489	—
Real Estate Securities	—	4,518,409	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$62,736,933	$87,675,564	$516,679	$62,000,000
Medium-Duration Bond	62,925,402	102,543,449	571,405	4,742,167,000
Global Bond	24,311,865	6,151,178	—	—
Defensive Market Strategies	5,300,531	—	153,678	—
Small Cap Equity	3,890,445	27,463,438	5,965	—
International Equity	239,055,971	19,539,443	—	—
Emerging Markets Equity	78,426,493	4,899,977	—	—
Inflation Protected Bond	38,866,566	57,788,992	34,846	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At March 31, 2014, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$110,435,656	$27,143,578	$85,984,506	$113,128,084
Medium-Duration Bond	111,309,924	684,733	113,376,515	114,061,248
Extended-Duration Bond	35,531,053	958,647	35,399,374	36,358,021
Global Bond	79,559,034	5,260,471	76,615,789	81,876,260
Defensive Market Strategies	67,334,970	133,748	68,127,553	68,261,301
Equity Index	26,211,247	72,735	26,488,831	26,561,566
Value Equity	104,529,923	695,078	104,968,689	105,663,767
Growth Equity	166,703,398	1,053	168,518,179	168,519,232
Small Cap Equity	176,259,374	2,583,136	174,727,053	177,310,189
International Equity	114,576,261	11,079,767	111,177,617	122,257,384
Emerging Markets Equity	31,000,396	9,281,876	25,970,185	35,252,061
Real Estate Securities	39,190,031	2,470,288	37,929,687	40,399,975
Global Natural Resources Equity	61,534,345	18,051,006	46,965,808	65,016,814

4. FINANCIAL FUTURES CONTRACTS

Investments as of March 31, 2014, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
S&P 500® E-Mini	06/2014	7	$652,610	GSC	$7,072

MyDestination 2015 Fund
MSCI EAFE Index E-Mini	06/2014	15	$1,421,250	GSC	$27,750
MSCI Emerging Markets E-Mini	06/2014	7	345,135	GSC	17,360
S&P 500® E-Mini	06/2014	26	2,423,980	GSC	32,305
10-Year U.S. Treasury Note	06/2014	22	2,717,000	GSC	(14,491)

			$6,907,365		$62,924

MyDestination 2025 Fund
MSCI EAFE Index E-Mini	06/2014	21	$1,989,750	GSC	$34,950
MSCI Emerging Markets E-Mini	06/2014	11	542,355	GSC	27,280
S&P 500® E-Mini	06/2014	39	3,635,970	GSC	32,432
10-Year U.S. Treasury Note	06/2014	17	2,099,500	GSC	(10,209)

			$8,267,575		$84,453

MyDestination 2035 Fund
MSCI EAFE Index E-Mini	06/2014	19	$1,800,250	GSC	$35,075
MSCI Emerging Markets E-Mini	06/2014	10	493,050	GSC	25,000
S&P 500® E-Mini	06/2014	38	3,542,740	GSC	36,715
10-Year U.S. Treasury Note	06/2014	8	988,000	GSC	(4,479)

			$6,824,040		$92,311

MyDestination 2045 Fund
MSCI EAFE Index E-Mini	06/2014	15	$1,421,250	GSC	$27,750
MSCI Emerging Markets E-Mini	06/2014	7	345,135	GSC	17,360
S&P 500® E-Mini	06/2014	29	2,703,670	GSC	33,082
10-Year U.S. Treasury Note	06/2014	2	247,000	GSC	(1,104)

			$4,717,055		$77,088

MyDestination 2055 Fund
S&P 500® E-Mini	06/2014	4	$372,920	GSC	$4,970

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Conservative Allocation Fund
MSCI EAFE Index E-Mini	06/2014	4	$379,000	GSC	$6,290
MSCI Emerging Markets E-Mini	06/2014	1	49,305	GSC	2,480
S&P 500® E-Mini	06/2014	6	559,380	GSC	7,455
2-Year U.S. Treasury Note	07/2014	12	2,634,750	GSC	(2,656)

			$3,622,435		$13,569

Balanced Allocation Fund
MSCI EAFE Index E-Mini	06/2014	44	$4,169,000	GSC	$81,400
MSCI Emerging Markets E-Mini	06/2014	22	1,084,710	GSC	54,560
S&P 500® E-Mini	06/2014	86	8,017,780	GSC	106,854
10-Year U.S. Treasury Note	06/2014	28	3,458,000	GSC	(16,502)
5-Year U.S. Treasury Note	06/2014	42	4,996,031	GSC	(27,320)
Long U.S. Treasury Bond	06/2014	21	2,797,594	GSC	31,884

			$24,523,115		$230,876

Growth Allocation Fund
MSCI EAFE Index E-Mini	06/2014	45	$4,263,750	GSC	$83,250
MSCI Emerging Markets E-Mini	06/2014	23	1,134,015	GSC	56,968
S&P 500® E-Mini	06/2014	88	8,204,240	GSC	109,340
10-Year U.S. Treasury Note	06/2014	9	1,111,500	GSC	(4,970)
5-Year U.S. Treasury Note	06/2014	15	1,784,297	GSC	(9,492)
Long U.S. Treasury Bond	06/2014	7	932,531	GSC	11,430

			$17,430,333		$246,526

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	06/2014	54	$5,116,500	GSC	$99,900
MSCI Emerging Markets E-Mini	06/2014	26	1,281,930	GSC	64,480
S&P 500® E-Mini	06/2014	104	9,695,920	GSC	129,220

			$16,094,350		$293,600

Conservative Allocation Fund I
S&P 500® E-Mini	06/2014	2	$186,460	GSC	$2,485

Balanced Allocation Fund I
MSCI EAFE Index E-Mini	06/2014	10	$947,500	GSC	$18,500
MSCI Emerging Markets E-Mini	06/2014	5	246,525	GSC	12,400
S&P 500® E-Mini	06/2014	18	1,678,140	GSC	22,365
10-Year U.S. Treasury Note	06/2014	6	741,000	GSC	(3,313)
5-Year U.S. Treasury Note	06/2014	10	1,189,531	GSC	(6,125)
Long U.S. Treasury Bond	06/2014	5	666,094	GSC	7,719

			$5,468,790		$51,546

Growth Allocation Fund I
MSCI EAFE Index E-Mini	06/2014	13	$1,231,750	GSC	$25,618
MSCI Emerging Markets E-Mini	06/2014	5	246,525	GSC	12,400
S&P 500® E-Mini	06/2014	24	2,237,520	GSC	29,620
10-Year U.S. Treasury Note	06/2014	2	247,000	GSC	(1,349)
5-Year U.S. Treasury Note	06/2014	3	356,859	GSC	(2,321)
Long U.S. Treasury Bond	06/2014	2	266,438	GSC	3,266

			$4,586,092		$67,234

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	06/2014	9	$852,750	GSC	$16,650
MSCI Emerging Markets E-Mini	06/2014	5	246,525	GSC	12,400
S&P 500® E-Mini	06/2014	18	1,678,140	GSC	22,365

			$2,777,415		$51,415

Low-Duration Bond Fund
Euro-OAT	06/2014	(9)	$(1,689,600)	CITI	$(13,825)
90-Day Euro	06/2014	(1)	(249,388)	CITI	(2,715)
10-Year U.S. Treasury Note	06/2014	(8)	(988,000)	GSC	2,595
10-Year U.S. Treasury Note	06/2014	(11)	(1,358,500)	CS	5,291
10-Year U.S. Treasury Note	06/2014	(217)	(26,799,500)	UBS	116,308
5-Year U.S. Treasury Note	06/2014	(20)	(2,379,062)	JPM	11,401
5-Year U.S. Treasury Note	06/2014	(146)	(17,367,156)	GSC	79,936
5-Year U.S. Treasury Note	06/2014	(228)	(27,121,312)	UBS	174,790
2-Year U.S. Treasury Note	07/2014	229	50,279,812	CS	(59,700)
2-Year U.S. Treasury Note	07/2014	183	40,179,938	CITI	(63,172)
2-Year U.S. Treasury Note	07/2014	75	16,467,188	JPM	(17,842)
90-Day Euro	09/2014	(1)	(249,325)	CITI	(3,165)
90-Day Euro	12/2014	1	249,200	CITI	1,885
90-Day Euro	03/2015	1	248,900	CITI	1,985
90-Day Euro	06/2015	618	153,503,475	CITI	(10,837)
90-Day Euro	06/2015	132	32,787,150	CS	1,522
90-Day Euro	09/2015	60	14,867,250	CITI	(24,073)
90-Day Euro	12/2016	(105)	(25,639,688)	CITI	(5,841)
90-Day Euro	12/2017	68	16,467,050	CITI	(1,540)
90-Day Euro	12/2018	37	8,906,362	CITI	(3,239)

			$230,114,794		$189,764

Medium-Duration Bond Fund
Euro-OAT	06/2014	(11)	$(2,065,067)	DEUT	$(16,899)
Euro Currency	06/2014	(8)	(1,377,400)	GSC	12,774
10-Year U.S. Treasury Note	06/2014	(55)	(6,792,500)	GSC	45,540
10-Year U.S. Treasury Note	06/2014	(85)	(10,497,500)	DEUT	27,570
10-Year U.S. Treasury Note	06/2014	(126)	(15,561,000)	CITI	78,644
5-Year U.S. Treasury Note	06/2014	220	26,169,687	CITI	(83,691)
5-Year U.S. Treasury Note	06/2014	(70)	(8,326,719)	GSC	44,835
Long U.S. Treasury Bond	06/2014	30	3,996,562	GSC	11,278
Long U.S. Treasury Bond	06/2014	16	2,131,500	CITI	3,598
Ultra Long U.S. Treasury Bond	06/2014	66	9,534,938	CITI	92,750
Ultra Long U.S. Treasury Bond	06/2014	10	1,444,688	GSC	25,764
2-Year U.S. Treasury Note	07/2014	118	25,908,375	CITI	(40,049)
90-Day Euro	03/2015	45	11,086,875	BAR	(19,202)
90-Day Euro	03/2015	34	8,462,600	GSC	740
90-Day Euro	03/2015	(34)	(8,376,750)	GSC	13,914
90-Day Euro	03/2015	(101)	(24,883,875)	CITI	52,325
90-Day Euro	06/2015	318	78,987,225	DEUT	4,681
90-Day Euro	06/2015	129	32,041,987	BAR	1,487
90-Day Euro	09/2015	124	30,725,650	DEUT	(49,751)
90-Day Euro	12/2015	(121)	(29,900,612)	CITI	76,505

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
90-Day Euro	06/2016	58	$14,245,525	GSC	$4,886
90-Day Euro	06/2016	(101)	(24,806,862)	CITI	61,171
90-Day Euro	12/2016	297	72,523,688	GSC	(81,728)
90-Day Euro	06/2018	(209)	(50,447,375)	GSC	55,421

			$134,223,640		$322,563

Global Bond Fund
Euro-BOBL	06/2014	(1)	$(172,717)	GSC	$315
Euro-Bund	06/2014	(8)	(1,580,228)	JPM	(13,244)

			$(1,752,945)		$(12,929)

Defensive Market Strategies Fund
S&P 500® E-Mini	06/2014	219	$20,417,370	GSC	$235,358

Equity Index Fund
S&P 500® E-Mini	06/2014	135	$12,586,050	GSC	$152,830

Value Equity Fund
S&P 500® E-Mini	06/2014	573	$53,420,790	GSC	$551,266

Growth Equity Fund
S&P 500® E-Mini	06/2014	604	$56,310,920	GSC	$446,958

Small Cap Equity Fund
Russell 2000® IMM-Mini	06/2014	152	$17,791,600	GSC	$(99,888)

International Equity Fund
OMX 30 Index	04/2014	(190)	$(3,967,446)	BAR	$(77,726)
AEX Index	04/2014	71	7,893,562	BAR	275,946
CAC40 Index	04/2014	161	9,739,361	BAR	165,500
IBEX 35	04/2014	(16)	(2,273,465)	BAR	(97,827)
Hang Seng Index	04/2014	99	14,129,182	BAR	193,580
MSCI Singapore Index	04/2014	4	227,300	BAR	4,598
TOPIX Index®	06/2014	165	19,231,216	BAR	(173,141)
ASX SPI 200 Index	06/2014	(144)	(18,005,344)	BAR	(167,571)
DAX Index	06/2014	36	11,886,219	BAR	436,147
FTSE 100 Index®	06/2014	37	4,036,302	BAR	14,639
FTSE MIB Index	06/2014	21	3,095,596	BAR	108,783
MSCI EAFE Index E-Mini	06/2014	544	51,544,000	GSC	947,825
S&P/TSE 60 Index	06/2014	(22)	(3,255,721)	BAR	(23,251)
Swiss Market Index Future	06/2014	(185)	(17,221,783)	JPM	(424,499)

			$77,058,979		$1,183,003

Emerging Markets Equity Fund
Bovespa Index	04/2014	355	$7,127,634	GSC	$331,907
TAIEX Index	04/2014	7	402,532	GSC	3,218
SGX CNX Nifty Index	04/2014	(108)	(1,458,864)	BAR	(18,111)
TA-25 Index	04/2014	31	1,237,598	GSC	13,877
HSCEI Index	04/2014	27	1,689,453	GSC	65,218
HSCEI Index	04/2014	5	324,921	BAR	8,490
MSCI Taiwan Index	04/2014	19	593,370	BAR	9,187
MSCI Taiwan Index	04/2014	3	91,523	GSC	2,167
BIST 30 Index	04/2014	(58)	(231,694)	JPM	(26,639)
FTSE Bursa Malaysia KLCI	04/2014	40	1,132,751	BAR	3,342
MSCI Singapore Index	04/2014	3	170,475	BAR	3,107

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
KOSPI 200 Index	06/2014	(18)	$(2,184,790)	BAR	$(40,334)
FTSE/JSE Top 40 Dividend Index	06/2014	25	1,030,015	BAR	30,990
MSCI Emerging Markets E-Mini	06/2014	491	24,208,755	GSC	1,232,275
WIG20 Index	06/2014	(135)	(1,063,495)	GSC	30,359
Mexican Bolsa IPC Index	06/2014	(28)	(871,259)	JPM	(32,150)
SET50 Index	06/2014	(40)	(1,142,663)	BAR	(22,168)

			$31,056,262		$1,594,735

Inflation Protected Bond Fund
Euro-Bund	06/2014	(12)	$(2,370,342)	UBS	$1,032
10-Year U.S. Treasury Note	06/2014	80	9,880,000	UBS	(18,166)
5-Year U.S. Treasury Note	06/2014	(2)	(237,906)	UBS	(174)
Long U.S. Treasury Bond	06/2014	(75)	(9,991,406)	UBS	(9,808)
Ultra Long U.S. Treasury Bond	06/2014	(97)	(14,013,469)	UBS	(243,223)
2-Year U.S. Treasury Note	07/2014	21	4,610,812	UBS	(4,947)
90-Day Euro	09/2015	(82)	(20,318,575)	UBS	24,999
90-Day Euro	09/2017	82	19,894,225	UBS	(18,937)

			$(12,546,661)		$(269,224)

Real Estate Securities Fund
S&P 500® MidCap 400	06/2014	40	$5,499,600	GSC	$62,859

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2014, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
04/02/14	U.S. Dollars	5,460,556	Euro	3,967,000	BAR	$(4,586)
04/02/14	Euro	4,777,000	U.S. Dollars	6,581,273	RBS	(234)
04/02/14	Brazilian Reals	2,554,412	U.S. Dollars	1,048,738	UBS	76,462
04/02/14	U.S. Dollars	1,088,741	Euro	784,000	GSC	8,662
04/02/14	U.S. Dollars	908,590	Brazilian Reals	2,155,175	UBS	(40,750)
04/02/14	U.S. Dollars	248,443	Australian Dollars	279,000	BNP	(10,267)
04/02/14	U.S. Dollars	168,643	Brazilian Reals	399,237	CITI	(7,218)
04/02/14	U.S. Dollars	64,975	Australian Dollars	72,000	CITI	(1,789)
04/02/14	U.S. Dollars	19,117	Euro	14,000	BAR	(170)
04/02/14	U.S. Dollars	16,687	Euro	12,000	BNP	155
04/08/14	U.S. Dollars	3,362,206	Euro	2,448,000	CITIG	(10,239)
04/08/14	U.S. Dollars	455,007	British Pounds	272,000	HKSB	1,571
04/16/14	U.S. Dollars	847,811	Brazilian Reals	2,074,000	BAR	(62,450)
04/22/14	U.S. Dollars	5,233,044	Australian Dollars	5,971,000	GSC	(296,137)
04/22/14	U.S. Dollars	3,687,873	British Pounds	2,248,000	BAR	(59,258)
04/22/14	U.S. Dollars	3,031,986	Euro	2,230,000	BAR	(40,034)
04/22/14	Euro	939,000	U.S. Dollars	1,302,749	GSC	(9,194)
04/22/14	U.S. Dollars	820,236	Euro	603,000	BAR	(10,449)
04/22/14	U.S. Dollars	248,326	British Pounds	150,000	CITIG	(1,705)
04/30/14	U.S. Dollars	592,114	Mexican Pesos	7,931,787	BNP	(14,025)
05/02/14	U.S. Dollars	275,416	Australian Dollars	299,000	HSBC	(1,269)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/02/14	U.S. Dollars	6,580,934	Euro	4,777,000	RBS	$337
05/02/14	Canadian Dollars	711,402	U.S. Dollars	643,191	UBS	(158)
05/02/14	U.S. Dollars	643,191	Australian Dollars	700,000	UBS	(4,566)
05/02/14	U.S. Dollars	600,000	Japanese Yen	60,899,400	BAR	9,872
05/05/14	Brazilian Reals	2,155,175	U.S. Dollars	901,634	UBS	39,542
05/06/14	Swedish Kronor	3,893,737	U.S. Dollars	600,000	BNP	1,258
05/06/14	U.S. Dollars	600,000	Swedish Kronor	3,818,006	BNP	10,436
05/06/14	U.S. Dollars	600,000	Swedish Kronor	3,863,672	CITI	3,384
05/07/14	Euro	1,000,000	Switzerland Francs	1,220,410	DEUT	(3,342)
05/07/14	Euro	900,000	Switzerland Francs	1,096,090	UBS	(430)
05/07/14	British Pounds	829,680	Euro	1,000,000	BAR	5,268
05/07/14	New Zealand Dollars	746,976	Australian Dollars	700,000	BAR	(1,232)
05/07/14	Australian Dollars	700,000	New Zealand Dollars	743,006	BAR	4,666
05/07/14	U.S. Dollars	600,000	Switzerland Francs	532,283	UBS	(2,277)
05/08/14	Euro	1,400,000	Switzerland Francs	1,702,908	WDR	1,712
05/08/14	Euro	1,000,000	Switzerland Francs	1,216,375	DEUT	1,210
05/08/14	British Pounds	500,712	Euro	600,000	BAR	7,996
05/09/14	Australian Dollars	1,440,000	British Pounds	800,000	DEUT	(1,456)
05/09/14	British Pounds	800,000	Australian Dollars	1,466,144	DEUT	(22,725)
05/13/14	Norwegian Krone	3,585,000	U.S. Dollars	582,884	CITIG	14,830
05/13/14	U.S. Dollars	2,017,405	Japanese Yen	204,600,000	BAR	34,672
05/14/14	Mexican Pesos	4,482,000	U.S. Dollars	337,523	CITI	4,605
05/29/14	U.S. Dollars	1,152,590	Mexican Pesos	15,470,060	GSC	(26,890)
05/29/14	U.S. Dollars	842,487	Mexican Pesos	11,307,021	JPM	(19,591)
06/11/14	U.S. Dollars	1,663,669	Mexican Pesos	22,200,000	CS	(27,217)
06/12/14	U.S. Dollars	6,720,491	British Pounds	4,011,000	GSC	37,257
06/12/14	U.S. Dollars	1,485,227	Mexican Pesos	19,804,758	BNP	(23,107)
06/12/14	U.S. Dollars	367,856	Mexican Pesos	4,943,805	CITIG	(8,665)
06/25/14	U.S. Dollars	282,780	Mexican Pesos	3,772,000	GSC	(4,208)
06/26/14	U.S. Dollars	146,865	Mexican Pesos	1,974,642	BNP	(3,362)
08/21/14	U.S. Dollars	726,644	Mexican Pesos	9,816,593	MSCS	(16,911)
08/21/14	U.S. Dollars	726,267	Mexican Pesos	9,816,593	BNP	(17,288)

						$(489,304)

Medium-Duration Bond Fund
04/02/14	Euro	6,053,000	U.S. Dollars	8,339,218	RBC	$(296)
04/02/14	Australian Dollars	2,133,000	U.S. Dollars	1,967,498	JPM	10,381
04/02/14	U.S. Dollars	7,237,611	Euro	5,258,000	BAR	(6,079)
04/02/14	U.S. Dollars	1,918,147	Australian Dollars	2,133,000	ANZ	(59,732)
04/02/14	Brazilian Reals	1,814,147	U.S. Dollars	744,815	UBS	54,304
04/02/14	U.S. Dollars	1,083,186	Euro	780,000	GSC	8,618
04/02/14	U.S. Dollars	497,880	Brazilian Reals	1,180,972	UBS	(22,330)
04/02/14	U.S. Dollars	267,461	Brazilian Reals	633,175	CITI	(11,448)
04/02/14	U.S. Dollars	20,477	Euro	15,000	UBS	(188)
04/15/14	Brazilian Reals	1,660,000	U.S. Dollars	678,881	JPM	49,868
04/24/14	U.S. Dollars	297,019	British Pounds	178,058	JPM	223
05/02/14	U.S. Dollars	8,338,789	Euro	6,053,000	RBC	427
05/02/14	U.S. Dollars	1,963,452	Australian Dollars	2,133,000	JPM	(10,356)
05/02/14	U.S. Dollars	19,304	Euro	14,000	GSC	18
05/05/14	Brazilian Reals	1,180,972	U.S. Dollars	494,069	UBS	21,668
05/07/14	U.S. Dollars	424,231	Euro	308,798	RBC	(1,153)
05/07/14	U.S. Dollars	196,579	Euro	141,660	UBS	1,435

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/09/14	U.S. Dollars	1,281,493	Mexican Pesos	16,929,801	RBC	$(11,338)
05/13/14	U.S. Dollars	1,916,831	Japanese Yen	194,400,000	BAR	32,944
05/13/14	Norwegian Krone	1,133,000	U.S. Dollars	184,214	CITI	4,687
05/14/14	U.S. Dollars	12,412,341	Euro	9,073,116	CITIC	(86,201)
05/14/14	U.S. Dollars	2,965,837	Japanese Yen	303,288,000	CITIC	26,725
05/14/14	U.S. Dollars	1,502,469	Japanese Yen	153,366,000	BAR	16,225
05/14/14	U.S. Dollars	1,124,927	Euro	824,514	UBS	(10,870)
05/29/14	U.S. Dollars	2,049,049	Mexican Pesos	27,502,329	GSC	(47,804)
05/29/14	U.S. Dollars	1,497,755	Mexican Pesos	20,101,370	JPM	(34,828)
06/05/14	U.S. Dollars	1,376,933	Mexican Pesos	18,412,077	BNP	(26,092)
06/05/14	U.S. Dollars	922,222	Mexican Pesos	12,329,930	CITI	(17,335)
06/12/14	U.S. Dollars	3,932,434	British Pounds	2,347,000	GSC	21,800
06/12/14	U.S. Dollars	3,341,761	Mexican Pesos	44,560,706	BNP	(51,990)
06/18/14	U.S. Dollars	136,000	Japanese Yen	14,019,179	DEUT	118
06/18/14	U.S. Dollars	67,553	Euro	49,000	SS	56
06/18/14	Japanese Yen	6,942,609	U.S. Dollars	68,000	DEUT	(708)
06/18/14	U.S. Dollars	834,227	Canadian Dollars	929,930	SS	(5,363)
06/18/14	Norwegian Krone	821,413	Euro	99,000	HKSB	386
06/18/14	Norwegian Krone	809,000	Swedish Kronor	863,527	JPM	1,439
06/18/14	U.S. Dollars	808,526	British Pounds	486,000	BAR	(1,223)
06/18/14	Norwegian Krone	808,000	Swedish Kronor	863,669	BAR	1,251
06/18/14	U.S. Dollars	587,260	Euro	422,971	DEUT	4,622
06/18/14	Australian Dollars	450,000	U.S. Dollars	403,783	WEST	11,275
06/18/14	Swedish Kronor	438,711	U.S. Dollars	67,783	JPM	(85)
06/18/14	Norwegian Krone	423,057	U.S. Dollars	70,303	JPM	132
06/18/14	Canadian Dollars	300,525	U.S. Dollars	271,000	RBC	331
06/18/14	U.S. Dollars	271,518	Euro	197,000	HKSB	153
06/18/14	U.S. Dollars	271,000	Japanese Yen	27,829,125	MLCS	1,264
06/18/14	U.S. Dollars	270,919	British Pounds	163,000	MLCS	(664)
06/18/14	U.S. Dollars	270,877	British Pounds	164,000	CS	(2,372)
06/18/14	U.S. Dollars	269,990	Euro	195,000	DEUT	1,380
06/18/14	U.S. Dollars	269,886	New Zealand Dollars	314,000	WEST	(850)
06/18/14	Euro	266,872	Switzerland Francs	324,138	BAR	723
06/18/14	Euro	266,872	Switzerland Francs	324,164	MLCS	693
06/18/14	Euro	259,950	Switzerland Francs	315,233	RBC	1,266
06/18/14	Euro	259,550	Switzerland Francs	314,700	UBS	1,320
06/18/14	Euro	259,071	Switzerland Francs	314,661	JPM	703
06/18/14	Euro	258,854	Switzerland Francs	314,317	CS	794
06/18/14	U.S. Dollars	229,390	New Zealand Dollars	273,344	BAR	(6,292)
06/18/14	U.S. Dollars	218,937	New Zealand Dollars	260,444	MLCS	(5,622)
06/18/14	U.S. Dollars	215,971	New Zealand Dollars	253,994	SS	(3,027)
06/18/14	U.S. Dollars	213,381	New Zealand Dollars	253,994	MLCS	(5,618)
06/18/14	Euro	198,172	Swedish Kronor	1,758,118	DEUT	1,683
06/18/14	New Zealand Dollars	159,000	U.S. Dollars	134,705	WEST	2,388
06/18/14	Australian Dollars	150,867	British Pounds	82,000	WEST	2,528
06/18/14	Australian Dollars	150,811	Euro	98,000	MSCS	4,107
06/18/14	Canadian Dollars	150,384	U.S. Dollars	136,000	RBC	(225)
06/18/14	Australian Dollars	149,000	U.S. Dollars	134,833	BAR	2,597
06/18/14	U.S. Dollars	136,000	Japanese Yen	13,936,804	JPM	916
06/18/14	U.S. Dollars	135,584	Euro	98,000	BNP	590
06/18/14	U.S. Dollars	135,483	Euro	98,000	DEUT	489
06/18/14	U.S. Dollars	135,355	Australian Dollars	151,000	HKSB	(3,920)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/14	U.S. Dollars	135,353	Euro	97,000	MLCS	$1,737
06/18/14	U.S. Dollars	135,326	Euro	98,000	DEUT	332
06/18/14	U.S. Dollars	135,012	Euro	97,000	SS	1,396
06/18/14	U.S. Dollars	135,008	Euro	98,000	SC	14
06/18/14	U.S. Dollars	135,000	Japanese Yen	13,956,570	MLCS	(275)
06/18/14	U.S. Dollars	135,000	Canadian Dollars	152,432	RBC	(2,624)
06/18/14	U.S. Dollars	134,466	Australian Dollars	150,000	WEST	(3,887)
06/18/14	U.S. Dollars	134,083	Japanese Yen	13,768,007	SS	635
06/18/14	British Pounds	128,487	U.S. Dollars	214,595	MLCS	(516)
06/18/14	Euro	118,000	Switzerland Francs	143,735	CS	(149)
06/18/14	Euro	97,000	Switzerland Francs	117,819	CS	257
06/18/14	Euro	97,000	U.S. Dollars	134,906	DEUT	(1,290)
06/18/14	British Pounds	82,000	U.S. Dollars	136,267	MSCS	357
06/18/14	New Zealand Dollars	79,000	U.S. Dollars	67,026	WEST	1,089
06/18/14	New Zealand Dollars	79,000	U.S. Dollars	67,159	WEST	957
06/18/14	New Zealand Dollars	79,000	U.S. Dollars	67,215	WEST	900
06/18/14	Canadian Dollars	76,472	U.S. Dollars	68,000	RBC	1,043
06/18/14	Canadian Dollars	75,946	U.S. Dollars	68,000	RBC	569
06/18/14	Canadian Dollars	75,682	U.S. Dollars	68,000	SS	330
06/18/14	Canadian Dollars	75,610	U.S. Dollars	68,000	CS	265
06/18/14	Canadian Dollars	74,998	U.S. Dollars	67,606	MLCS	106
06/18/14	U.S. Dollars	68,000	Canadian Dollars	74,977	RBC	307
06/18/14	U.S. Dollars	68,000	Canadian Dollars	75,424	DEUT	(97)
06/18/14	U.S. Dollars	68,000	Canadian Dollars	75,680	MLCS	(328)
06/18/14	U.S. Dollars	67,892	British Pounds	41,000	BAR	(420)
06/18/14	U.S. Dollars	67,783	Norwegian Krone	406,000	JPM	188
06/18/14	U.S. Dollars	67,655	Australian Dollars	74,000	WEST	(599)
06/18/14	U.S. Dollars	67,461	New Zealand Dollars	79,000	HKSB	(654)
06/18/14	U.S. Dollars	67,265	New Zealand Dollars	80,000	CS	(1,712)
06/18/14	U.S. Dollars	67,252	Australian Dollars	75,000	MSCS	(1,924)
06/18/14	U.S. Dollars	66,897	Australian Dollars	74,000	WEST	(1,357)
06/18/14	U.S. Dollars	66,448	Australian Dollars	74,000	MLCS	(1,806)
06/18/14	Euro	61,000	Switzerland Francs	74,081	UBS	175
06/18/14	Switzerland Francs	59,860	Euro	49,000	UBS	259
06/18/14	Switzerland Francs	59,711	Euro	49,000	CS	90
06/18/14	Switzerland Francs	59,647	Euro	49,000	UBS	17
06/18/14	Switzerland Francs	59,612	Euro	49,000	UBS	(22)
06/18/14	Switzerland Francs	58,984	Euro	48,500	UBS	(45)
06/18/14	Euro	50,000	U.S. Dollars	68,559	BNP	316
06/18/14	Euro	49,000	U.S. Dollars	67,409	DEUT	88
06/18/14	Euro	49,000	U.S. Dollars	67,480	RBC	17
06/18/14	Euro	49,000	U.S. Dollars	67,570	CS	(73)
06/18/14	Euro	49,000	U.S. Dollars	67,603	DEUT	(106)
06/18/14	Euro	49,000	U.S. Dollars	67,658	UBS	(162)
06/18/14	Euro	49,000	U.S. Dollars	67,878	MLCS	(381)
06/18/14	Euro	49,000	Australian Dollars	75,191	WEST	(1,856)
06/18/14	British Pounds	41,000	U.S. Dollars	67,549	RBC	763
06/18/14	British Pounds	41,000	U.S. Dollars	67,614	HKSB	699
06/18/14	British Pounds	41,000	U.S. Dollars	67,841	SC	471
06/18/14	British Pounds	41,000	U.S. Dollars	67,935	RBC	377
06/18/14	British Pounds	41,000	U.S. Dollars	68,049	BAR	263
06/18/14	British Pounds	41,000	U.S. Dollars	68,051	BAR	261

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/14	British Pounds	41,000	U.S. Dollars	68,073	RBS	$239
06/18/14	British Pounds	41,000	U.S. Dollars	68,129	BAR	183
06/18/14	British Pounds	41,000	U.S. Dollars	68,151	MSCS	161
06/18/14	British Pounds	41,000	Australian Dollars	74,406	WEST	(316)
06/18/14	Euro	24,000	Australian Dollars	36,624	BNP	(720)
06/18/14	Euro	24,000	Australian Dollars	36,900	BAR	(975)

						$(148,915)

Global Bond Fund
04/16/14	Chinese Yuan Renminbi	21,064,000	U.S. Dollars	3,452,492	HSBC	$(66,055)
04/28/14	Indian Rupees	109,670,000	U.S. Dollars	1,789,800	CITIC	32,713
04/28/14	Indian Rupees	64,920,000	U.S. Dollars	1,032,936	MLCS	45,915
04/28/14	Indian Rupees	51,960,000	U.S. Dollars	827,125	JPM	36,354
04/28/14	U.S. Dollars	1,185,567	Brazilian Reals	2,829,000	BAR	(52,200)
04/28/14	U.S. Dollars	906,215	Brazilian Reals	2,120,000	BAR	(21,345)
05/14/14	Japanese Yen	554,035,000	U.S. Dollars	5,475,249	DEUT	(106,190)
05/14/14	Norwegian Krone	21,560,000	U.S. Dollars	3,506,906	DEUT	87,572
05/14/14	Swedish Kronor	5,133,306	U.S. Dollars	790,014	BAR	2,550
05/14/14	U.S. Dollars	2,733,628	Euro	1,998,818	JPM	(19,816)
05/14/14	U.S. Dollars	2,459,457	Euro	1,808,255	MSCS	(31,479)
05/14/14	U.S. Dollars	2,203,349	Euro	1,614,942	UBS	(21,291)
05/14/14	U.S. Dollars	2,118,212	Polish Zloty	6,465,981	JPM	(14,082)
05/14/14	U.S. Dollars	1,776,326	Norwegian Krone	10,930,000	DEUT	(45,921)
05/14/14	U.S. Dollars	1,751,452	Norwegian Krone	10,630,000	DEUT	(20,779)
05/14/14	U.S. Dollars	1,532,087	British Pounds	931,041	JPM	(19,582)
05/14/14	U.S. Dollars	1,426,055	Polish Zloty	4,388,683	JPM	(21,207)
05/14/14	U.S. Dollars	1,305,823	Euro	954,524	CITIC	(9,069)
05/14/14	U.S. Dollars	1,285,877	Euro	947,399	GSC	(19,200)
05/14/14	U.S. Dollars	1,285,613	British Pounds	790,000	RBC	(30,998)
05/14/14	U.S. Dollars	1,064,700	British Pounds	650,000	CS	(18,587)
05/14/14	U.S. Dollars	905,809	Mexican Pesos	11,970,000	DEUT	(7,906)
05/14/14	U.S. Dollars	790,185	Swedish Kronor	5,130,000	UBS	(1,869)
05/14/14	U.S. Dollars	742,716	South African Rand	8,273,340	JPM	(37,771)
05/14/14	Euro	600,000	U.S. Dollars	831,591	JPM	(5,070)
05/14/14	U.S. Dollars	560,510	Turkish Lira	1,280,270	RBC	(29,786)
05/14/14	U.S. Dollars	441,733	British Pounds	269,710	BAR	(7,764)
05/14/14	U.S. Dollars	326,480	British Pounds	200,000	GSC	(6,839)

						$(409,702)

Defensive Market Strategies Fund
04/30/14	U.S. Dollars	2,623,156	Euro	1,902,078	UBS	$2,925
04/30/14	U.S. Dollars	697,860	Switzerland Francs	615,875	CS	1,038
04/30/14	U.S. Dollars	363,803	British Pounds	219,906	CS	(2,731)
04/30/14	U.S. Dollars	232,515	Japanese Yen	23,772,800	CS	2,154
04/30/14	U.S. Dollars	65,991	Euro	48,034	UBS	(179)
04/30/14	U.S. Dollars	33,561	Switzerland Francs	29,674	CS	(14)
04/30/14	U.S. Dollars	26,433	British Pounds	15,886	CS	(45)

						$3,148

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Small Cap Equity Fund
04/16/14	U.S. Dollars	45,139	Euro	33,000	CS	$(322)
04/16/14	Euro	33,000	U.S. Dollars	45,802	CS	(341)
05/14/14	Japanese Yen	57,604,000	U.S. Dollars	558,176	CITIC	54
05/14/14	Japanese Yen	26,308,000	U.S. Dollars	254,919	BAR	28
05/14/14	U.S. Dollars	2,137,759	Euro	1,562,650	CITIC	(14,845)
05/14/14	Euro	1,079,588	U.S. Dollars	1,497,917	CITIC	(10,747)
05/14/14	U.S. Dollars	563,306	Japanese Yen	57,604,000	CITIC	5,076
05/14/14	Euro	483,062	U.S. Dollars	670,424	CITIC	(4,989)
05/14/14	Euro	359,341	U.S. Dollars	498,717	MSCS	(3,712)
05/14/14	U.S. Dollars	488,749	Euro	359,341	MLCS	(6,256)
05/14/14	U.S. Dollars	257,730	Japanese Yen	26,308,000	BAR	2,783

						$(33,271)

International Equity Fund
04/30/14	U.S. Dollars	4,938,385	Australian Dollars	5,683,000	NT	$(321,217)
06/18/14	Japanese Yen	1,252,806,000	U.S. Dollars	12,352,172	RBS	(209,237)
06/18/14	Japanese Yen	678,356,080	U.S. Dollars	6,593,567	RBS	(18,540)
06/18/14	Japanese Yen	634,044,581	U.S. Dollars	6,188,065	RBS	(42,531)
06/18/14	Japanese Yen	611,088,345	U.S. Dollars	5,919,047	RBS	3,981
06/18/14	Japanese Yen	306,482,994	U.S. Dollars	2,980,430	RBS	(9,816)
06/18/14	Japanese Yen	260,104,000	U.S. Dollars	2,552,442	RBS	(31,361)
06/18/14	Japanese Yen	120,971,000	U.S. Dollars	1,184,150	RBS	(11,628)
06/18/14	Norwegian Krone	80,946,000	U.S. Dollars	13,517,133	RBS	(40,389)
06/18/14	Swedish Kronor	57,177,000	U.S. Dollars	8,984,745	RBS	(161,702)
06/18/14	Swedish Kronor	34,873,000	U.S. Dollars	5,454,663	RBS	(73,374)
06/18/14	U.S. Dollars	14,513,596	Japanese Yen	1,490,599,000	RBS	65,832
06/18/14	Danish Kroner	13,269,000	U.S. Dollars	2,481,008	RBS	(31,265)
06/18/14	U.S. Dollars	12,140,806	Australian Dollars	13,546,000	RBS	(353,362)
06/18/14	New Zealand Dollars	11,705,000	U.S. Dollars	9,829,259	RBS	262,999
06/18/14	Australian Dollars	10,315,000	U.S. Dollars	9,383,225	RBS	130,826
06/18/14	Euro	10,251,393	U.S. Dollars	14,071,627	RBS	49,538
06/18/14	Euro	10,242,607	U.S. Dollars	14,110,626	RBS	(1,564)
06/18/14	New Zealand Dollars	9,754,722	U.S. Dollars	8,121,577	RBS	289,117
06/18/14	U.S. Dollars	9,514,461	British Pounds	5,734,000	RBS	(39,251)
06/18/14	Hong Kong Dollars	9,228,000	U.S. Dollars	1,189,332	RBS	722
06/18/14	U.S. Dollars	9,049,983	British Pounds	5,440,654	RBS	(14,969)
06/18/14	U.S. Dollars	8,958,510	Switzerland Francs	7,902,000	RBS	14,258
06/18/14	New Zealand Dollars	7,372,118	U.S. Dollars	6,202,398	RBS	153,972
06/18/14	New Zealand Dollars	7,294,296	U.S. Dollars	6,091,175	RBS	198,096
06/18/14	Euro	6,128,000	U.S. Dollars	8,472,773	RBS	(31,530)
06/18/14	Euro	6,100,000	U.S. Dollars	8,456,195	RBS	(53,522)
06/18/14	U.S. Dollars	6,065,242	British Pounds	3,627,103	RBS	21,939
06/18/14	U.S. Dollars	6,056,444	British Pounds	3,627,102	RBS	13,143
06/18/14	U.S. Dollars	6,054,924	British Pounds	3,627,102	RBS	11,623
06/18/14	U.S. Dollars	6,051,820	British Pounds	3,627,102	RBS	8,519
06/18/14	Swedish Kronor	5,782,000	U.S. Dollars	902,118	RBS	(9,891)
06/18/14	U.S. Dollars	5,728,334	Norwegian Krone	34,367,000	RBS	6,553
06/18/14	Euro	5,592,000	U.S. Dollars	7,777,327	RBS	(74,418)
06/18/14	U.S. Dollars	5,516,788	New Zealand Dollars	6,491,000	RBS	(79,867)
06/18/14	U.S. Dollars	5,147,400	Norwegian Krone	30,818,000	RBS	16,494
06/18/14	U.S. Dollars	4,922,862	Swedish Kronor	31,788,000	RBS	17,622

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/14	New Zealand Dollars	4,826,142	U.S. Dollars	4,060,754	RBS	$100,431
06/18/14	New Zealand Dollars	4,633,000	U.S. Dollars	3,856,036	RBS	138,619
06/18/14	U.S. Dollars	4,164,422	Swedish Kronor	26,857,083	RBS	20,077
06/18/14	U.S. Dollars	3,755,496	Switzerland Francs	3,294,000	RBS	27,026
06/18/14	Canadian Dollars	3,517,000	U.S. Dollars	3,167,037	RBS	8,300
06/18/14	U.S. Dollars	3,342,847	British Pounds	2,004,000	RBS	3,879
06/18/14	U.S. Dollars	3,317,386	Swedish Kronor	21,235,833	RBS	40,462
06/18/14	U.S. Dollars	2,894,262	British Pounds	1,756,000	RBS	(31,499)
06/18/14	U.S. Dollars	2,786,802	Switzerland Francs	2,433,000	RBS	32,896
06/18/14	Israeli Shekels	2,786,045	U.S. Dollars	801,486	RBS	(3,129)
06/18/14	U.S. Dollars	2,498,554	Swedish Kronor	16,030,972	RBS	24,798
06/18/14	New Zealand Dollars	2,348,882	U.S. Dollars	1,972,450	RBS	52,797
06/18/14	New Zealand Dollars	2,143,840	U.S. Dollars	1,822,060	RBS	26,396
06/18/14	U.S. Dollars	2,123,458	Norwegian Krone	12,848,000	RBS	(15,613)
06/18/14	Israeli Shekels	2,115,955	U.S. Dollars	608,540	RBS	(2,201)
06/18/14	U.S. Dollars	2,085,204	British Pounds	1,257,000	RBS	(9,148)
06/18/14	U.S. Dollars	2,083,807	Swedish Kronor	13,449,361	RBS	8,422
06/18/14	U.S. Dollars	2,063,527	Canadian Dollars	2,289,995	RBS	(4,004)
06/18/14	Switzerland Francs	1,865,000	U.S. Dollars	2,133,929	RBS	(22,940)
06/18/14	Canadian Dollars	1,720,000	U.S. Dollars	1,544,234	RBS	8,674
06/18/14	U.S. Dollars	1,657,974	Swedish Kronor	10,617,917	RBS	19,513
06/18/14	U.S. Dollars	1,389,579	Euro	1,010,000	RBS	(1,683)
06/18/14	U.S. Dollars	1,358,430	British Pounds	817,937	RBS	(4,377)
06/18/14	Canadian Dollars	1,310,000	U.S. Dollars	1,183,112	RBS	(374)
06/18/14	U.S. Dollars	1,089,707	Australian Dollars	1,226,000	RBS	(41,096)
06/18/14	U.S. Dollars	1,041,518	Canadian Dollars	1,144,998	RBS	7,752
06/18/14	U.S. Dollars	1,041,311	Canadian Dollars	1,155,407	RBS	(1,853)
06/18/14	U.S. Dollars	1,040,645	Canadian Dollars	1,155,407	RBS	(2,519)
06/18/14	U.S. Dollars	811,066	Canadian Dollars	902,193	RBS	(3,483)
06/18/14	U.S. Dollars	778,739	Swedish Kronor	4,950,834	RBS	14,771
06/18/14	U.S. Dollars	588,353	Norwegian Krone	3,563,000	RBS	(4,853)
06/18/14	Hong Kong Dollars	516,000	U.S. Dollars	66,501	RBS	43
06/18/14	British Pounds	238,000	U.S. Dollars	392,343	RBS	4,201
06/18/14	British Pounds	237,000	U.S. Dollars	391,522	RBS	3,356
06/18/14	British Pounds	236,000	U.S. Dollars	389,155	RBS	4,057
06/18/14	Danish Kroner	180,000	U.S. Dollars	33,426	RBS	(194)
06/18/14	U.S. Dollars	170,035	Australian Dollars	191,000	RBS	(6,134)
06/18/14	Australian Dollars	159,000	U.S. Dollars	143,368	RBS	3,286
06/18/14	U.S. Dollars	134,275	Danish Kroner	728,000	RBS	(130)
06/18/14	U.S. Dollars	127,288	Hong Kong Dollars	987,000	RBS	3
06/18/14	Singapore Dollars	111,672	U.S. Dollars	88,143	RBS	637
06/18/14	U.S. Dollars	108,691	Danish Kroner	586,000	RBS	503
06/18/14	U.S. Dollars	86,814	Hong Kong Dollars	674,000	RBS	(106)
06/18/14	U.S. Dollars	86,542	Danish Kroner	464,000	RBS	878
06/18/14	Hong Kong Dollars	84,000	U.S. Dollars	10,818	RBS	14
06/18/14	Singapore Dollars	66,211	U.S. Dollars	52,393	RBS	246
06/18/14	Israeli Shekels	60,000	U.S. Dollars	17,167	RBS	26
06/18/14	Singapore Dollars	46,000	U.S. Dollars	36,209	RBS	361
06/18/14	Singapore Dollars	44,282	U.S. Dollars	34,928	RBS	276
06/18/14	Singapore Dollars	33,188	U.S. Dollars	26,205	RBS	180
06/18/14	Israeli Shekels	33,000	U.S. Dollars	9,501	RBS	(45)
06/18/14	U.S. Dollars	29,973	Singapore Dollars	38,000	RBS	(237)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/14	Singapore Dollars	19,000	U.S. Dollars	15,030	RBS	$75
06/18/14	U.S. Dollars	17,354	Singapore Dollars	22,000	RBS	(136)
06/18/14	Singapore Dollars	8,647	U.S. Dollars	6,816	RBS	59
06/18/14	U.S. Dollars	7,788	Israeli Shekels	27,000	RBS	51

						$53,111

Emerging Markets Equity Fund
06/18/14	Indonesian Rupiahs	21,205,818,913	U.S. Dollars	1,807,828	RBS	$32,231
06/18/14	Indonesian Rupiahs	4,500,000,000	U.S. Dollars	389,293	RBS	1,178
06/18/14	Indonesian Rupiahs	2,600,000,000	U.S. Dollars	220,772	RBS	4,834
06/18/14	Indonesian Rupiahs	1,500,000,000	U.S. Dollars	126,692	RBS	3,465
06/18/14	Columbian Peso	820,000,000	U.S. Dollars	414,239	RBS	(988)
06/18/14	Indonesian Rupiahs	700,000,000	U.S. Dollars	59,999	RBS	741
06/18/14	Columbian Peso	660,000,000	U.S. Dollars	333,791	RBS	(1,174)
06/18/14	Hungarian Forint	497,098,295	U.S. Dollars	2,189,330	RBS	29,173
06/18/14	Hungarian Forint	434,901,705	U.S. Dollars	1,921,241	RBS	19,685
06/18/14	South Korean Won	362,114,733	U.S. Dollars	337,683	RBS	1,149
06/18/14	South Korean Won	301,168,368	U.S. Dollars	281,395	RBS	410
06/18/14	South Korean Won	300,433,052	U.S. Dollars	281,391	RBS	(275)
06/18/14	Columbian Peso	210,000,000	U.S. Dollars	105,716	RBS	117
06/18/14	South Korean Won	181,311,899	U.S. Dollars	168,835	RBS	819
06/18/14	Taiwan Dollars	142,611,000	U.S. Dollars	4,725,348	RBS	(31,023)
06/18/14	South Korean Won	101,875,948	U.S. Dollars	94,921	RBS	405
06/18/14	Indian Rupees	101,117,710	U.S. Dollars	1,619,957	RBS	40,994
06/18/14	Indian Rupees	73,392,134	U.S. Dollars	1,188,537	RBS	16,996
06/18/14	Indian Rupees	67,510,618	U.S. Dollars	1,079,306	RBS	29,617
06/18/14	Indian Rupees	67,170,266	U.S. Dollars	1,079,821	RBS	23,512
06/18/14	Russian Rubles	65,154,000	U.S. Dollars	1,753,014	RBS	71,727
06/18/14	Indian Rupees	62,381,272	U.S. Dollars	1,006,474	RBS	18,195
06/18/14	Hungarian Forint	62,000,000	U.S. Dollars	272,820	RBS	3,880
06/18/14	Indian Rupees	47,000,000	U.S. Dollars	758,060	RBS	13,958
06/18/14	Indian Rupees	44,000,000	U.S. Dollars	702,311	RBS	20,429
06/18/14	Czech Republic Koruna	40,300,000	U.S. Dollars	2,056,122	RBS	(32,705)
06/18/14	Hungarian Forint	31,000,000	U.S. Dollars	136,132	RBS	2,218
06/18/14	Russian Rubles	27,100,000	U.S. Dollars	746,640	RBS	12,338
06/18/14	Indian Rupees	26,000,000	U.S. Dollars	417,891	RBS	9,183
06/18/14	Russian Rubles	25,900,000	U.S. Dollars	703,055	RBS	22,315
06/18/14	Mexican Pesos	24,500,000	U.S. Dollars	1,833,906	RBS	31,154
06/18/14	Russian Rubles	24,327,000	U.S. Dollars	659,818	RBS	21,499
06/18/14	Indian Rupees	24,000,000	U.S. Dollars	384,710	RBS	9,512
06/18/14	Hungarian Forint	21,000,000	U.S. Dollars	93,771	RBS	(50)
06/18/14	South African Rand	9,800,000	U.S. Dollars	891,932	RBS	27,392
06/18/14	Russian Rubles	9,600,000	U.S. Dollars	263,654	RBS	5,210
06/18/14	Hungarian Forint	8,000,000	U.S. Dollars	35,333	RBS	370
06/18/14	Malaysian Ringgits	6,786,000	U.S. Dollars	2,066,445	RBS	310
06/18/14	Polish Zloty	5,947,410	U.S. Dollars	1,954,482	RBS	2,478
06/18/14	Mexican Pesos	5,800,000	U.S. Dollars	435,594	RBS	5,930
06/18/14	South African Rand	5,400,000	U.S. Dollars	494,699	RBS	11,868
06/18/14	South African Rand	4,800,000	U.S. Dollars	442,404	RBS	7,877
06/18/14	Brazilian Reals	4,038,613	U.S. Dollars	1,680,445	RBS	62,380
06/18/14	Brazilian Reals	3,995,650	U.S. Dollars	1,685,573	RBS	38,712
06/18/14	Brazilian Reals	3,397,178	U.S. Dollars	1,413,253	RBS	52,766

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/14	Brazilian Reals	3,327,603	U.S. Dollars	1,383,906	RBS	$52,089
06/18/14	Polish Zloty	3,220,307	U.S. Dollars	1,051,666	RBS	7,956
06/18/14	U.S. Dollars	3,188,502	Singapore Dollars	4,039,641	RBS	(23,052)
06/18/14	Brazilian Reals	3,007,478	U.S. Dollars	1,252,907	RBS	44,941
06/18/14	Brazilian Reals	3,007,478	U.S. Dollars	1,255,051	RBS	42,798
06/18/14	Polish Zloty	2,993,269	U.S. Dollars	976,565	RBS	8,352
06/18/14	Turkish Lira	2,970,000	U.S. Dollars	1,324,104	RBS	31,745
06/18/14	South African Rand	2,800,000	U.S. Dollars	259,329	RBS	3,335
06/18/14	Polish Zloty	2,386,789	U.S. Dollars	778,667	RBS	6,692
06/18/14	Polish Zloty	2,367,225	U.S. Dollars	778,949	RBS	(28)
06/18/14	Indian Rupees	2,000,000	U.S. Dollars	32,113	RBS	739
06/18/14	U.S. Dollars	1,895,256	Singapore Dollars	2,395,114	RBS	(8,884)
06/18/14	Brazilian Reals	1,750,000	U.S. Dollars	728,042	RBS	27,154
06/18/14	U.S. Dollars	1,706,354	Chilean Peso	963,373,179	RBS	(36,256)
06/18/14	U.S. Dollars	1,704,180	Chilean Peso	963,373,178	RBS	(38,430)
06/18/14	U.S. Dollars	1,676,512	South Korean Won	1,810,000,000	RBS	(17,114)
06/18/14	Hong Kong Dollars	1,600,000	U.S. Dollars	206,127	RBS	211
06/18/14	U.S. Dollars	1,555,088	Turkish Lira	3,570,000	RBS	(74,670)
06/18/14	U.S. Dollars	1,514,721	Russian Rubles	56,400,621	RBS	(64,869)
06/18/14	U.S. Dollars	1,508,300	Russian Rubles	56,400,621	RBS	(71,289)
06/18/14	Polish Zloty	1,500,000	U.S. Dollars	488,570	RBS	4,996
06/18/14	Turkish Lira	1,423,531	U.S. Dollars	615,927	RBS	33,936
06/18/14	Turkish Lira	1,372,047	U.S. Dollars	597,035	RBS	29,324
06/18/14	Turkish Lira	1,371,454	U.S. Dollars	601,330	RBS	24,759
06/18/14	Turkish Lira	1,350,984	U.S. Dollars	595,147	RBS	21,597
06/18/14	Turkish Lira	1,350,984	U.S. Dollars	599,146	RBS	17,598
06/18/14	U.S. Dollars	1,267,830	Russian Rubles	46,658,695	RBS	(38,921)
06/18/14	U.S. Dollars	1,263,949	Russian Rubles	46,658,695	RBS	(42,802)
06/18/14	U.S. Dollars	1,263,516	Singapore Dollars	1,601,885	RBS	(9,999)
06/18/14	U.S. Dollars	1,261,421	Russian Rubles	46,658,695	RBS	(45,330)
06/18/14	U.S. Dollars	1,255,705	Russian Rubles	46,729,196	RBS	(53,020)
06/18/14	U.S. Dollars	1,254,688	Russian Rubles	46,658,695	RBS	(52,064)
06/18/14	U.S. Dollars	1,148,924	Singapore Dollars	1,460,000	RBS	(11,790)
06/18/14	U.S. Dollars	1,139,392	Russian Rubles	42,535,222	RBS	(51,874)
06/18/14	U.S. Dollars	1,136,438	South Korean Won	1,220,000,000	RBS	(5,122)
06/18/14	Hong Kong Dollars	1,100,000	U.S. Dollars	141,861	RBS	(3)
06/18/14	U.S. Dollars	1,099,475	Mexican Pesos	14,647,204	RBS	(15,542)
06/18/14	U.S. Dollars	1,088,922	Israeli Shekels	3,785,201	RBS	4,251
06/18/14	U.S. Dollars	979,740	Russian Rubles	36,894,560	RBS	(53,551)
06/18/14	U.S. Dollars	947,951	Singapore Dollars	1,200,561	RBS	(6,507)
06/18/14	U.S. Dollars	938,122	Chilean Peso	539,316,949	RBS	(37,428)
06/18/14	U.S. Dollars	921,651	Philippine Peso	41,084,906	RBS	7,275
06/18/14	Hong Kong Dollars	900,000	U.S. Dollars	115,923	RBS	142
06/18/14	U.S. Dollars	891,257	Singapore Dollars	1,130,000	RBS	(7,104)
06/18/14	U.S. Dollars	863,585	Chilean Peso	496,552,694	RBS	(34,611)
06/18/14	U.S. Dollars	826,781	Israeli Shekels	2,874,799	RBS	2,990
06/18/14	Thailand Baht	800,000	U.S. Dollars	24,537	RBS	38
06/18/14	U.S. Dollars	783,373	Singapore Dollars	990,000	RBS	(3,687)
06/18/14	Hong Kong Dollars	700,000	U.S. Dollars	90,214	RBS	59
06/18/14	Hong Kong Dollars	700,000	U.S. Dollars	90,218	RBS	55
06/18/14	Israeli Shekels	670,000	U.S. Dollars	193,328	RBS	(1,336)
06/18/14	U.S. Dollars	655,999	Columbian Peso	1,348,734,588	RBS	(23,716)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/14	U.S. Dollars	614,330	Philippine Peso	27,368,407	RBS	$5,225
06/18/14	U.S. Dollars	614,229	Philippine Peso	27,429,923	RBS	3,755
06/18/14	U.S. Dollars	614,056	Philippine Peso	27,411,468	RBS	3,993
06/18/14	U.S. Dollars	607,409	Singapore Dollars	770,000	RBS	(4,749)
06/18/14	Hong Kong Dollars	600,000	U.S. Dollars	77,343	RBS	34
06/18/14	Thailand Baht	600,000	U.S. Dollars	18,470	RBS	(39)
06/18/14	Thailand Baht	600,000	U.S. Dollars	18,473	RBS	(42)
06/18/14	U.S. Dollars	599,377	South Korean Won	650,000,000	RBS	(8,831)
06/18/14	U.S. Dollars	556,592	South Korean Won	600,000,000	RBS	(4,831)
06/18/14	U.S. Dollars	556,273	Turkish Lira	1,270,000	RBS	(23,500)
06/18/14	U.S. Dollars	542,516	South Korean Won	580,000,000	RBS	(192)
06/18/14	Israeli Shekels	520,000	U.S. Dollars	149,236	RBS	(227)
06/18/14	U.S. Dollars	512,871	Turkish Lira	1,180,000	RBS	(25,817)
06/18/14	Hong Kong Dollars	500,000	U.S. Dollars	64,395	RBS	86
06/18/14	U.S. Dollars	472,939	South Korean Won	510,000,000	RBS	(4,270)
06/18/14	Brazilian Reals	420,000	U.S. Dollars	174,310	RBS	6,937
06/18/14	U.S. Dollars	410,710	Mexican Pesos	5,452,796	RBS	(4,383)
06/18/14	U.S. Dollars	406,731	Philippine Peso	18,205,296	RBS	1,558
06/18/14	South African Rand	400,000	U.S. Dollars	36,314	RBS	1,209
06/18/14	Hong Kong Dollars	400,000	U.S. Dollars	51,577	RBS	7
06/18/14	U.S. Dollars	352,656	Russian Rubles	12,992,000	RBS	(11,205)
06/18/14	U.S. Dollars	336,247	Chilean Peso	194,000,000	RBS	(14,673)
06/18/14	Polish Zloty	330,000	U.S. Dollars	107,513	RBS	1,071
06/18/14	U.S. Dollars	310,995	Hong Kong Dollars	2,413,000	RBS	(189)
06/18/14	Thailand Baht	300,000	U.S. Dollars	9,152	RBS	63
06/18/14	Hong Kong Dollars	300,000	U.S. Dollars	38,679	RBS	9
06/18/14	Thailand Baht	300,000	U.S. Dollars	9,222	RBS	(6)
06/18/14	U.S. Dollars	289,689	Thailand Baht	9,412,000	RBS	575
06/18/14	U.S. Dollars	246,558	Singapore Dollars	312,799	RBS	(2,120)
06/18/14	U.S. Dollars	219,058	Hong Kong Dollars	1,700,000	RBS	(176)
06/18/14	U.S. Dollars	218,998	Hong Kong Dollars	1,700,000	RBS	(236)
06/18/14	U.S. Dollars	204,974	Singapore Dollars	260,000	RBS	(1,729)
06/18/14	South African Rand	200,000	U.S. Dollars	18,417	RBS	344
06/18/14	Hong Kong Dollars	200,000	U.S. Dollars	25,784	RBS	8
06/18/14	U.S. Dollars	195,192	South Korean Won	210,000,000	RBS	(1,306)
06/18/14	U.S. Dollars	194,402	Columbian Peso	401,265,412	RBS	(7,822)
06/18/14	U.S. Dollars	182,399	Mexican Pesos	2,400,000	RBS	(301)
06/18/14	U.S. Dollars	180,482	Hong Kong Dollars	1,400,000	RBS	(64)
06/18/14	U.S. Dollars	180,114	Chilean Peso	104,000,000	RBS	(8,008)
06/18/14	Peruvian Nuevos Soles	180,000	U.S. Dollars	63,114	RBS	256
06/18/14	U.S. Dollars	128,878	Hong Kong Dollars	1,000,000	RBS	(84)
06/18/14	U.S. Dollars	120,660	South Korean Won	130,000,000	RBS	(982)
06/18/14	U.S. Dollars	115,876	South African Rand	1,270,839	RBS	(3,339)
06/18/14	U.S. Dollars	103,874	Turkish Lira	240,000	RBS	(5,689)
06/18/14	U.S. Dollars	100,468	Turkish Lira	230,000	RBS	(4,530)
06/18/14	Thailand Baht	100,000	U.S. Dollars	3,067	RBS	4
06/18/14	Thailand Baht	100,000	U.S. Dollars	3,078	RBS	(6)
06/18/14	U.S. Dollars	90,591	Chilean Peso	52,000,000	RBS	(3,470)
06/18/14	U.S. Dollars	90,168	Hong Kong Dollars	700,000	RBS	(105)
06/18/14	U.S. Dollars	83,841	South Korean Won	90,000,000	RBS	(372)
06/18/14	U.S. Dollars	77,288	Hong Kong Dollars	600,000	RBS	(89)
06/18/14	U.S. Dollars	69,925	South African Rand	773,161	RBS	(2,604)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/14	U.S. Dollars	55,788	South Korean Won	60,000,000	RBS	$(354)
06/18/14	U.S. Dollars	51,573	Hong Kong Dollars	400,000	RBS	(11)
06/18/14	U.S. Dollars	38,664	Hong Kong Dollars	300,000	RBS	(25)
06/18/14	U.S. Dollars	33,711	Thailand Baht	1,100,000	RBS	(79)
06/18/14	U.S. Dollars	32,769	Chilean Peso	19,000,000	RBS	(1,599)
06/18/14	U.S. Dollars	31,589	Russian Rubles	1,183,000	RBS	(1,543)
06/18/14	U.S. Dollars	25,755	Hong Kong Dollars	200,000	RBS	(37)
06/18/14	U.S. Dollars	21,416	Thailand Baht	700,000	RBS	(86)
06/18/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,512	RBS	9
06/18/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,515	RBS	6
06/18/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,517	RBS	4
06/18/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,518	RBS	2
06/18/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,519	RBS	2
06/18/14	U.S. Dollars	9,185	Thailand Baht	300,000	RBS	(30)
06/18/14	U.S. Dollars	6,146	Thailand Baht	200,000	RBS	3
06/18/14	U.S. Dollars	3,521	Peruvian Nuevos Soles	10,000	RBS	—
06/18/14	U.S. Dollars	3,517	Peruvian Nuevos Soles	10,000	RBS	(4)
06/18/14	U.S. Dollars	3,510	Peruvian Nuevos Soles	10,000	RBS	(11)
06/18/14	U.S. Dollars	3,507	Peruvian Nuevos Soles	10,000	RBS	(14)
06/18/14	U.S. Dollars	3,500	Peruvian Nuevos Soles	10,000	RBS	(21)
06/18/14	U.S. Dollars	3,090	Thailand Baht	100,000	RBS	19
06/18/14	U.S. Dollars	3,090	Thailand Baht	100,000	RBS	18
06/18/14	U.S. Dollars	3,078	Thailand Baht	100,000	RBS	6
06/18/14	U.S. Dollars	3,074	Thailand Baht	100,000	RBS	2
06/18/14	U.S. Dollars	3,072	Thailand Baht	100,000	RBS	1
06/18/14	U.S. Dollars	3,067	Thailand Baht	100,000	RBS	(5)

						$10,246

Inflation Protected Bond Fund
04/15/14	Mexican Pesos	43,825,000	U.S. Dollars	3,287,771	DEUT	$65,167
04/15/14	Norwegian Krone	11,865,880	Australian Dollars	2,220,000	JPM	(76,191)
04/15/14	U.S. Dollars	3,090,465	Euro	2,225,000	UBS	25,282
04/15/14	U.S. Dollars	1,201,939	Japanese Yen	123,470,000	BAR	5,600
04/15/14	New Zealand Dollars	690,000	U.S. Dollars	581,800	UBS	16,280
04/15/14	U.S. Dollars	547,277	Mexican Pesos	7,272,000	RBC	(9,085)
04/15/14	Norwegian Krone	507,524	Australian Dollars	95,000	DEUT	(3,302)
04/15/14	U.S. Dollars	492,742	New Zealand Dollars	580,000	UBS	(9,992)
04/15/14	U.S. Dollars	166,630	Euro	120,000	DEUT	1,317
04/15/14	New Zealand Dollars	165,000	U.S. Dollars	139,503	DEUT	3,516
04/15/14	U.S. Dollars	138,942	Norwegian Krone	830,000	DEUT	407
04/22/14	U.S. Dollars	19,328,221	Euro	14,030,000	UBS	666
04/22/14	U.S. Dollars	349,939	Canadian Dollars	384,000	BAR	2,761
04/22/14	U.S. Dollars	164,965	British Pounds	100,000	BAR	(1,722)

						$20,704

6. FEDERAL INCOME TAXES

At March 31, 2014, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC’s.

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$85,486,534	$3,026,880	$3,634,985	$(608,105)
MyDestination 2015	415,512,070	42,198,566	45,074,598	(2,876,032)
MyDestination 2025	516,412,483	62,871,526	64,769,426	(1,897,900)
MyDestination 2035	268,601,311	42,420,966	43,167,737	(746,771)
MyDestination 2045	192,385,873	30,442,528	31,342,889	(900,361)
MyDestination 2055	17,281,890	1,219,514	1,298,873	(79,359)
Conservative Allocation	302,991,664	15,759,793	16,610,739	(850,946)
Balanced Allocation	1,155,520,428	150,392,724	154,965,548	(4,572,824)
Growth Allocation	840,824,323	125,457,726	130,316,790	(4,859,064)
Aggressive Allocation	721,145,455	154,492,976	156,312,328	(1,819,352)
Conservative Allocation I	84,994,266	(2,136,680)	—	(2,136,680)
Balanced Allocation I	386,264,742	1,089,509	10,734,014	(9,644,505)
Growth Allocation I	260,722,127	10,215,171	14,848,584	(4,633,413)
Aggressive Allocation I	179,700,786	8,186,978	8,552,282	(365,304)
Money Market	1,326,430,718	—	—	—
Low-Duration Bond	1,019,465,486	(1,733,233)	5,447,197	(7,180,430)
Medium-Duration Bond	1,007,223,401	8,667,405	19,327,914	(10,660,509)
Extended-Duration Bond	292,276,919	25,350,253	27,886,277	(2,536,024)
Global Bond	435,404,399	16,074,540	21,160,833	(5,086,293)
Defensive Market Strategies	534,315,850	44,690,000	46,474,919	(1,784,919)
Equity Index	258,190,329	129,742,375	133,319,899	(3,577,524)
Value Equity	1,173,174,538	297,056,657	308,516,342	(11,459,685)
Growth Equity	1,228,281,197	339,183,860	345,205,859	(6,021,999)
Small Cap Equity	654,100,695	87,736,383	98,130,674	(10,394,291)
International Equity	1,382,961,584	218,257,941	254,528,650	(36,270,709)
Emerging Markets Equity	325,212,493	(6,452,980)	11,887,102	(18,340,082)
Inflation Protected Bond	288,852,085	(1,815,318)	5,079,848	(6,895,166)
Flexible Income	112,054,152	403,088	702,390	(299,302)
Real Assets	38,505,199	20,949	389,455	(368,506)
Real Estate Securities	278,816,534	(122,039)	8,401,300	(8,523,339)
Global Natural Resources	324,274,506	1,302,010	16,039,368	(14,737,358)

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. SUBSEQUENT EVENTS

Effective May 1, 2014, the GS2 Class and the GS4 Class were designated as Institutional Class and Investor Class, respectively.

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b))

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 30, 2014

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date May 30, 2014

*	Print the name and title of each signing officer under his or her signature.